UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	10/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Short Duration Multi-Sector Bond Fund
Class A:
SDMAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund—Class A	$64	0.62%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index (the “Index”) during the reporting period: positioning in AAA collateralized loan obligations (CLOs) and mortgage-backed securities (MBS); yield curve positioning;
security selection in US high yield corporates, US investment-grade corporates, non-agency MBS, European bank loans, and US Treasuries;
overweights to the AAA non-agency commercial mortgage-backed securities (CMBS), emerging-markets high yield, AA and below non-agency
CMBS, and AA CLO sectors; duration positioning; and credit positioning in the cable & satellite, media & entertainment, telecom, health care &
pharmaceuticals, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, non-agency CMBS AA and below; and overweights to the US investment-grade corporate and US high yield corporate sectors.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on results.
MF219EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	3.52%	2.24%	2.56%
Class A without sales charges	5.90%	2.70%	2.79%
Bloomberg US Aggregate Bond Index*	6.16%	-0.24%	1.90%
Bloomberg US Government/Credit 1-3 Year Index	5.07%	1.84%	1.97%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 7,251,940,339
Number of fund holdings	1,612
Total advisory fees paid for the year	$ 17,395,920
Portfolio turnover rate for the year	104%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	43.6
AA	23.6
A	5.6
BBB	9.7
BB	5.4
B	1.7
CCC	0.4
Not Rated	6.9
Cash/Cash Equivalents	3.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	A
NASDAQ	SDMAX
CUSIP	74440B876
MF219EA

PGIM Short Duration Multi-Sector Bond Fund
Class C
:
SDMCX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
Y
ou can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund—Class C	$148	1.44%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index (the “Index”) during the reporting period: positioning in AAA collateralized loan obligations (CLOs) and mortgage-backed securities (MBS); yield curve positioning;
security selection in US high yield corporates, US investment-grade corporates, non-agency MBS, European bank loans, and US Treasuries;
overweights to the AAA non-agency commercial mortgage-backed securities (CMBS), emerging-markets high yield, AA and below non-agency
CMBS, and AA CLO sectors; duration positioning; and credit p os
itioning in the cable & satellite, media & entertainment, telecom, health care &
pharmaceuticals, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, non-agency CMBS AA and below; and overweights to the US investment-grade corporate and US high yield corporate sectors.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on results.
MF219EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	3.92%	1.82%	1.95%
Class C without sales charges	4.92%	1.82%	1.95%
Bloomberg US Aggregate Bond Index*	6.16%	-0.24%	1.90%
Bloomberg US Government/Credit 1-3 Year Index	5.07%	1.84%	1.97%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 7,251,940,339
Number of fund holdings	1,612
Total advisory fees paid for the year	$ 17,395,920
Portfolio turnover rate for the year	104%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	43.6
AA	23.6
A	5.6
BBB	9.7
BB	5.4
B	1.7
CCC	0.4
Not Rated	6.9
Cash/Cash Equivalents	3.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	C
NASDAQ	SDMCX
CUSIP	74440B868
MF219EC

PGIM Short Duration Multi-Sector Bond Fund
Class Z:
SDMZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund—Class Z	$40	0.39%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index (the “Index”) during the reporting period: positioning in AAA collateralized loan obligations (CLOs) and mortgage-backed securities (MBS); yield curve positioning;
security selection in US high yield corporates, US investment-grade corporates, non-agency MBS, European bank loans, and US Treasuries;
overweights to the AAA non-agency commercial mortgage-backed securities (CMBS), emerging-markets high yield, AA and below non-agency
CMBS, and AA CLO sectors; duration positioning; and credit positioning in the cable & satellite, media & entertainment, telecom, health care &
pharmaceuticals, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, non-agency CMBS AA and below;
and
overweights to the US investment-grade
corporate and US high yield corporate sectors.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on results.
MF219EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	6.02%	2.94%	3.09%
Bloomberg US Aggregate Bond Index*	6.16%	-0.24%	1.90%
Bloomberg US Government/Credit 1-3 Year Index	5.07%	1.84%	1.97%
*The Fund compares its performance against this broad-based index in response to regulatory require me
nts.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 7,251,940,339
Number of fund holdings	1,612
Total advisory fees paid for the year	$ 17,395,920
Portfolio turnover rate for the year	104%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	43.6
AA	23.6
A	5.6
BBB	9.7
BB	5.4
B	1.7
CCC	0.4
Not Rated	6.9
Cash/Cash Equivalents	3.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	Z
NASDAQ	SDMZX
CUSIP	74440B843
MF219EZ

PGIM Short Duration Multi-Sector Bond Fund
Class R6:
SDMQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund—Class R6	$33	0.32%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index (the “Index”) during the reporting period: positioning in AAA collateralized loan obligations (CLOs) and mortgage-backed securities (MBS); yield curve positioning;
security selection in US high yield corporates, US investment-grade corporates, non-agency MBS, European bank loans, and US Treasuries;
overweights to the AAA non-agency commercial mortgage-backed securities (CMBS), emerging-markets high yield, AA and below non-agency
CMBS, and AA CLO sectors; duration positioning; and credit positioning in the cable & satellite, media & entertainment, telecom, health care &
pharmaceuticals, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, non-agency CMBS AA and below; and overweights to the US investment-grade corporate and US high yield corporate sect
o
rs.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on results.
MF219ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	6.10%	3.01%	3.12%
Bloomberg US Aggregate Bond Index*	6.16%	-0.24%	1.90%
Bloomberg US Government/Credit 1-3 Year Index	5.07%	1.84%	1.97%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 7,251,940,339
Number of fund holdings	1,612
Total advisory fees paid for the year	$ 17,395,920
Portfolio turnover rate for the year	104%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	43.6
AA	23.6
A	5.6
BBB	9.7
BB	5.4
B	1.7
CCC	0.4
Not Rated	6.9
Cash/Cash Equivalents	3.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	R6
NASDAQ	SDMQX
CUSIP	74440B850
MF219ER6

PGIM Total Return Bond Fund
Class A:
PDBAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class A	$77	0.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”): positioning in collateralized loan obligations (CLOs) AAA and US investment-grade corporates; overweights to the non-agency commercial mortgage-backed securities (CMBS) AAA, emerging-markets high yield, non-agency CMBS AA and below, European sovereign credit, CLO AAA, and asset-backed securities (ABS) sectors; security selection in agency and non-agency mortgage-backed securities, US Treasuries, US high yield corporates, non-agency CMBS AAA, European bank loans, UK bank loans, US sovereign credits, and US bank loans; yield curve positioning;
duration positioning; and credit positioning in the cable & satellite, media & entertainment, banking, retailers & restaurants, aerospace &
defense, technology, health care & pharmaceuticals, automotives, and consumer non-cyc licals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield and British pound sterling-denominated high yield corporates; an overweight in the US high yield corporate sector;
and credit positioning in midstream energy.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. These positions had a negative impact on performance.
MF166EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	2.99%	-0.37%	2.15%
Class A without sales charges	6.45%	0.29%	2.49%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 52,121,760,874
Number of fund holdings	3,403
Total advisory fees paid for the year	$ 186,359,424
Portfolio turnover rate for the year	91%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	34.4
AA	32.8
A	8.0
BBB	12.4
BB	5.1
B	2.6
CCC	0.7
Not Rated	2.6
Cash/Cash Equivalents	1.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	A
NASDAQ	PDBAX
CUSIP	74440B108
MF166EA

PGIM Total Return Bond Fund
Class C:
PDBCX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class C	$153	1.49%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as dem
a
nd for yield
remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”): positioning in collateralized loan obligations (CLOs) AAA and US investment-grade corporates; overweights to the non-agency commercial mortgage-backed securities (CMBS) AAA, emerging-markets high yield, non-agency CMBS AA and below, European sovereign credit, CLO AAA, and asset-backed securities (ABS) sectors; security selection in agency and non-agency mortgage-backed securities, US Treasuries, US high yield corporates, non-agency CMBS AAA, European bank loans, UK bank loans, US sovereign credits, and US bank loans; yield curve positioning;
duration positioning; and credit positioning in the cable & satellite, media & entertainment, banking, retailers & restaurants, aerospace &
defense, technology, health care & pharmaceuticals, automotives, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield and British pound sterling-denominated high yield corporates; an overweight in the US high yield corporate sector;
and credit positioning in midstream energy.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. These positions had a negative impact on performance.
MF166EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Ye ar ( %)	Five Years (%)	Ten Years (%)
Class C with sales charges	4.76%	-0.42%	1.74%
Class C without sales charges	5.76%	-0.42%	1.74%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 52,121,760,874
Number of fund holdings	3,403
Total advisory fees paid for the year	$ 186,359,424
Portfolio turnover rate for the year	91%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	34.4
AA	32.8
A	8.0
BBB	12.4
BB	5.1
B	2.6
CCC	0.7
Not Rated	2.6
Cash/Cash Equivalents	1.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	C
NASDAQ	PDBCX
CUSIP	74440B306
MF166EC

PGIM Total Return Bond Fund
Class R:
DTBRX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R	$104	1.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”): positioning in collateralized loan obligations (CLOs) AAA and US investment-grade corporates; overweights to the non-agency commercial mortgage-backed securities (CMBS) AAA, emerging-markets high yield, non-agency CMBS AA and below, European sovereign credit, CLO AAA, and asset-backed securities (ABS) sectors; security selection in agency and non-agency mortgage-backed securities, US Treasuries, US high yield corporates, non-agency CMBS AAA, European bank loans, UK bank loans, US sovereign credits, and US bank loans; yield curve positioning;
duration positioning; and credit positioning in the cable & satellite, media & entertainment, banking, retailers & restaurants, aerospace &
defense, technology, health care & pharmaceuticals, automotives, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield and British pound sterling-denominated high yield corporates; an overweight in the US high yield corporate sector;
and credit positioning in midstream energy.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. These positions had a negative impact on performance.
MF166ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/ 3 1/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	6.17%	0.03%	2.22%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 52,121,760,874
Number of fund holdings	3,403
Total advisory fees paid for the year	$ 186,359,424
Portfolio turnover rate for the year	91%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	34.4
AA	32.8
A	8.0
BBB	12.4
BB	5.1
B	2.6
CCC	0.7
Not Rated	2.6
Cash/Cash Equivalents	1.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R
NASDAQ	DTBRX
CUSIP	74440B801
MF166ER

PGIM Total Return Bond Fund
Class Z:
PDBZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class Z	$51	0.49%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”): positioning in collateralized loan obligations (CLOs) AAA and US investment-grade corporates; overweights to the non-agency commercial mortgage-backed securities (CMBS) AAA, emerging-markets high yield, non-agency CMBS AA and below, European sovereign credit, CLO AAA, and asset-backed securities (ABS) sectors; security selection in agency and non-agency mortgage-backed securities, US Treasuries, US high yield corporates, non-agency CMBS AAA, European bank loans, UK bank loans, US sovereign credits, and US bank loans; yield curve positioning;
duration positioning; and credit positioning in the cable & satellite, media & entertainment, banking, retailers & restaurants, aerospace &
defense, technology, health care & pharmaceuticals, automotives, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the repor ting
period: security selection in
emerging-markets high yield and British pound sterling-denominated high yield corporates; an overweight in the US high yield corporate sector;
and credit positioning in midstream energy.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. These positions had a negative impact on performance.
MF166EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	6.82%	0.56%	2.76%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 52,121,760,874
Number of fund holdings	3,403
Total advisory fees paid for the year	$ 186,359,424
Portfolio turnover rate for the year	91%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	34.4
AA	32.8
A	8.0
BBB	12.4
BB	5.1
B	2.6
CCC	0.7
Not Rated	2.6
Cash/Cash Equivalents	1.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	Z
NASDAQ	PDBZX
CUSIP	74440B405
MF166EZ

PGIM Total Return Bond Fund
Class R2:
PDBRX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R2	$92	0.89%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”): positioning in collateralized loan obligations (CLOs) AAA and US investment-grade corporates; overweights to the non-agency commercial mortgage-backed securities (CMBS) AAA, emerging-markets high yield, non-agency CMBS AA and below, European sovereign credit, CLO AAA, and asset-backed securities (ABS) sectors; security selection
in a
gency and non-agency mortgage-backed securities, US Treasuries, US high yield corporates, non-agency CMBS AAA, European bank loans, UK bank loans, US sovereign credits, and US bank loans; yield curve positioning;
duration positioning; and credit positioning in the cable & satellite, media & entertainment, banking, retailers & restaurants, aerospace &
defense, technology, health care & pharmaceuticals, automotives, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield and British pound sterling-denominated high yield corporates; an overweight in the US high yield corporate sector;
and credit positioning in midstream energy.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. These positions had a negative impact on performance.
MF166ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	6.31%	0.17%	1.83% (12/27/2017)
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.71%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 52,121,760,874
Number of fund holdings	3,403
Total advisory fees paid for the year	$ 186,359,424
Portfolio turnover rate for the year	91%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	34.4
AA	32.8
A	8.0
BBB	12.4
BB	5.1
B	2.6
CCC	0.7
Not Rated	2.6
Cash/Cash Equivalents	1.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R2
NASDAQ	PDBRX
CUSIP	74440B819
MF166ER2

PGIM Total Return Bond Fund
Class R4:
PDBSX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R4	$66	0.64%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”): positioning in collateralized loan obligations (CLOs) AAA and US investment-grade corporates; overweights to the non-agency commercial mortgage-backed securities (CMBS) AAA, emerging-markets high yield, non-agency CMBS AA and below, European sovereign credit, CLO AAA, and asset-backed securities (ABS) sectors; security selection in agency and non-agency mortgage-backed securities, US Treasuries, US high yield corporates, non-agency CMBS AAA, European bank loans, UK bank loans, US sovereign credits, and US bank loans; yield curve positioning;
duration positioning; and credit positioning in the cable & satellite, media & entertainment, banking, retailers & restaurants, aerospace &
defense, technology, health care & pharmaceuticals, automotives, and consumer non-cyclicals s ec
tors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield and British pound sterling-denominated high yield corporates; an overweight in the US high yield corporate sector;
and credit positioning in midstream energy.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. These positions had a negative impact on performance.
MF166ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	6.57%	0.40%	2.08% (12/27/2017)
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.71%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 52,121,760,874
Number of fund holdings	3,403
Total advisory fees paid for the year	$ 186,359,424
Portfolio turnover rate for the year	91%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	34.4
AA	32.8
A	8.0
BBB	12.4
BB	5.1
B	2.6
CCC	0.7
Not Rated	2.6
Cash/Cash Equivalents	1.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R4
NASDAQ	PDBSX
CUSIP	74440B793
MF166ER4

PGIM Total Return Bond Fund
Class R6:
PTRQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R6	$40	0.39%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”): positioning in collateralized loan obligations (CLOs) AAA and US investment-grade corporates; overweights to the non-agency commercial mortgag
e
-backed
securities (CMBS) AAA, emerging-markets high yield, non-agency CMBS AA and below, European sovereign credit, CLO AAA, and asset-backed securities (ABS) sectors; security selection in agency and non-agency mortgage-backed securities, US Treasuries, US high yield corporates, non-agency CMBS AAA, European bank loans, UK bank loans, US sovereign credits, and US bank loans; yield curve positioning;
duration positioning; and credit positioning in the cable & satellite, media & entertainment, banking, retailers & restaurants, aerospace &
defense, technology, health care & pharmaceuticals, automotives, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield and British pound sterling-denominated high yield corporates; an overweight in the US high yield corporate sector;
and credit positioning in midstream energy.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. These positions had a negative impact on performance.
MF166ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	6.84%	0.65%	2.85%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 52,121,760,874
Number of fund holdings	3,403
Total advisory fees paid for the year	$ 186,359,424
Portfolio turnover rate for the year	91%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	34.4
AA	32.8
A	8.0
BBB	12.4
BB	5.1
B	2.6
CCC	0.7
Not Rated	2.6
Cash/Cash Equivalents	1.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R6
NASDAQ	PTRQX
CUSIP	74440B884
MF166ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $150,215 and $283,059, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e)	(2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2025 and October 31, 2024 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i)	Not applicable.

(j)	Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17

PGIM Short Duration Multi-Sector Bond Fund

PGIM Total Return Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2025

Table of Contents	Financial Statements and Other Information	October 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1

PGIM Short Duration Multi-Sector Bond Fund	3

PGIM Total Return Bond Fund	66

Notes to Financial Statements	184

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

ACE—Adjusted Current Earnings

AID—Agency for International Development

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

BROIS—Brazil Overnight Index Swap

CACI—Credit Agricole Corporate and Investment Bank SA

CBOE—Chicago Board Options Exchange

CDX—Credit Derivative Index

CF—CF Secured, LLC

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CMS—Constant Maturity Swap

CMT—Constant Maturity Treasury

COFI—Cost of Funds Index

COP—Certificates of Participation

CPI—Consumer Price Index

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

IG—Investment Grade

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSC—Morgan Stanley & Co. LLC

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OBX—Oslo Stock Exchange

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PO—Principal Only

Q—Quarterly payment frequency for swaps

RBC—Royal Bank of Canada

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SCB—Standard Chartered Bank

SG—Societe Generale

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

UMBS—Uniform Mortgage-Backed Securities

USOIS—United States Overnight Index Swap

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 97.5%

ASSET-BACKED SECURITIES 23.3%

Automobiles 0.7%

Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020%	02/20/27		667	$663,923
Series 2023-04A, Class A, 144A	5.490	06/20/29		16,800	17,254,747
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		673	674,270
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,381,859
Series 2023-01, Class C, 144A	5.580	08/15/35		4,412	4,503,857
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		166	166,351
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	897,523
Series 2023-01A, Class B, 144A	5.810	02/14/31		7,700	7,840,255
Series 2023-01A, Class C, 144A	6.140	02/14/31		3,400	3,474,195
Series 2025-01A, Class A, 144A	5.360	04/16/35		9,700	9,978,335
Santander Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A	5.818	06/15/32		2,313	2,339,059

					49,174,374

Collateralized Loan Obligations 18.1%

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.335(c)	07/15/37		15,000	15,038,131
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class ARR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.387(c)	10/22/38	EUR	13,000	14,975,429
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2021-16A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	5.416(c)	01/20/34		5,000	5,002,124
Aurium CLO DAC (Ireland),
Series 08A, Class AR, 144A, 3 Month EURIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.333(c)	10/16/38	EUR	13,000	15,000,578
Series 08A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.863(c)	10/16/38	EUR	18,218	20,953,893
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.376(c)	04/15/35	EUR	8,500	9,738,936
Avoca CLO DAC (Ireland),
Series 11A, Class ARRR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.316(c)	10/15/38	EUR	25,000	28,816,250
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.274(c)	10/16/37		15,000	15,041,250
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.115(c)	01/24/33	EUR	3,238	3,735,886
Battalion CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	03/09/34		15,000	15,010,136
Birch Grove CLO Ltd. (United Kingdom),
Series 2023-07A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	5.144(c)	10/20/38		7,500	7,511,205
BlueMountain CLO Ltd. (Cayman Islands),
Series 2020-30A, Class AR2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.055(c)	04/15/35		9,500	9,502,375
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.626(c)	04/15/31	EUR	7,364	8,438,155
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.664(c)	03/15/32	EUR	17,450	20,119,929
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.270(c)	10/21/37		8,000	8,016,978
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.324(c)	07/20/37		22,000	22,061,600
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-08A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	5.366(c)	01/20/35		9,500	9,505,844
CBAM Ltd. (Cayman Islands),
Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.812(c)	10/17/38		17,500	17,507,693
CIFC Funding Ltd. (Cayman Islands),
Series 2017-01A, Class ARR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.420(c)	04/21/37		8,670	8,696,346

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  3

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CIFC Funding Ltd. (Cayman Islands), (cont’d.)
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.145%(c)	10/15/38		7,500	$7,507,478
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.226(c)	10/15/37	EUR	15,200	17,540,563
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.224(c)	04/20/35		8,750	8,757,536
CVC Cordatus Loan Fund DAC (Ireland),
Series 08A, Class A1RR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.859(c)	07/15/34	EUR	6,500	7,474,692
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.884(c)	05/22/32	EUR	3,009	3,467,321
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.505(c)	07/15/34		14,000	13,962,333
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.584(c)	10/20/37		10,000	10,020,840
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.122(c)	03/22/38		35,000	35,058,257
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.634(c)	03/31/38		17,500	17,542,595
Elmwood CLO Ltd.,
Series 2020-03A, Class ARR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.264(c)	07/18/37		20,250	20,294,068
Gallatin CLO Ltd. (Bermuda),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.364(c)	10/20/37		11,500	11,538,079
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.634(c)	01/20/38		20,000	20,007,520
Golub Capital Partners CLO 69M,
Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	0.010(c)	10/25/37		20,000	20,005,460
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.324(c)	10/20/31		831	830,802
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.515(c)	07/25/37	EUR	36,250	41,896,161
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.035(c)	12/25/35	EUR	3,250	3,747,515
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.265(c)	04/25/39	EUR	12,000	13,878,542
Series 14A, Class A, 144A, 3 Month EURIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.255(c)	03/25/38	EUR	21,500	24,752,212
HPS Loan Management Ltd.,
Series 2025-26A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.599(c)	07/20/38		20,000	20,046,940
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.254(c)	10/19/38	EUR	31,000	35,650,277
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	2.659(c)	07/15/31	EUR	5,760	6,626,496
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.346(c)	01/15/31		200	200,171
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.605(c)	01/15/38		25,000	25,024,652
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.384(c)	04/18/37		40,250	40,398,828
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.138(c)	07/27/34		18,000	18,012,488
Magnetite Ltd. (Cayman Islands),
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.168(c)	01/25/38		15,000	15,030,165
Marble Point CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.074(c)	10/20/36		10,000	10,014,130
Market Street CLO Ltd. (Cayman Islands),
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	0.010(c)	03/20/38		13,500	13,503,686
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.626(c)	05/15/37	EUR	35,000	40,463,391
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.369(c)	04/15/38	EUR	22,000	25,364,310
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.173(c)	10/12/30		1,200	1,200,454
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	5.286(c)	07/15/31		178	178,417
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)	3.494(c)	07/20/38	EUR	23,800	27,457,079
NGC Euro CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.229(c)	01/15/39	EUR	10,000	11,480,429

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class BRR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.553%(c)	06/20/34		14,000	$ 13,965,878
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.334(c)	07/19/37		15,000	15,043,014
Obra CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.364(c)	01/20/38		16,000	16,052,123
Octagon Alto Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.024(c)	10/20/36		14,250	14,264,036
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2025-15A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.124(c)	03/31/38		23,450	23,480,361
OFSI BSL Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.095(c)	07/15/31		2,277	2,276,911
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	5.934(c)	10/18/35		8,500	8,512,821
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.346(c)	10/15/34		15,000	15,008,484
Pikes Peak CLO (Cayman Islands),
Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.104(c)	04/20/38		6,500	6,508,165
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.235(c)	04/25/38	EUR	16,500	19,026,378
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.432(c)	04/17/37		29,000	29,087,000
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.309(c)	07/15/38	EUR	16,000	18,435,152
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.285(c)	10/25/37	EUR	25,260	29,057,736
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.603(c)	05/07/31		383	383,585
Signal Harmonic CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.370% (Cap N/A, Floor 1.370%)	3.406(c)	11/15/38	EUR	9,000	10,404,691
Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.274(c)	10/20/37		8,000	8,020,000
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	10/20/37		10,000	10,027,990
Sona Fios CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.586(c)	02/15/37	EUR	9,400	10,857,436
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.372(c)	08/25/38	EUR	9,000	10,378,788
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.190(c)	01/26/31		322	322,580
Sound Point Euro CLO Funding DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.189(c)	04/15/39	EUR	19,600	22,548,231
St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)	2.944(c)	07/20/35	EUR	14,000	16,087,282
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.895(c)	04/25/30	EUR	5,462	6,273,440
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	2.738(c)	02/20/30	EUR	19,117	21,969,339
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	4.934(c)	04/20/34		25,000	24,984,525
Tikehau CLO DAC (Ireland),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.399(c)	01/15/38	EUR	15,000	17,296,700
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	5.754(c)	01/20/36		25,000	25,059,200
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.855(c)	01/15/36		14,000	14,037,642
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.055(c)	07/25/34	EUR	13,500	15,536,891
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.276(c)	04/15/38	EUR	27,500	31,637,237
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class BR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	0.010(c)	01/15/39	EUR	7,500	8,644,875

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  5

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.426%(c)	01/15/32	1,140	$1,141,008
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.994(c)	10/20/34	25,000	24,990,977

				1,314,927,101

Consumer Loans 1.2%

Affirm Asset Securitization Trust,
Series 2024-A, Class 1C, 144A	6.160	02/15/29	500	501,154
Series 2024-B, Class B, 144A	4.880	09/15/29	2,000	2,003,069
Series 2024-B, Class C, 144A	5.060	09/15/29	1,500	1,499,574
Affirm Master Trust,
Series 2025-01A, Class A, 144A	4.990	02/15/33	14,100	14,198,247
Series 2025-01A, Class B, 144A	5.130	02/15/33	3,900	3,909,104
Series 2025-01A, Class C, 144A	5.280	02/15/33	6,400	6,405,170
Series 2025-03A, Class A, 144A	4.450	10/16/34	9,600	9,574,035
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59	500	512,987
Series 2024-01, Class A4, 144A	5.670	06/25/59	738	755,326
Island Finance Trust,
Series 2025-01A, Class A, 144A	6.540	03/19/35	5,250	5,309,094
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31	584	573,530
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A	1.900	11/20/31	5,000	4,845,331
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	2,141	2,102,824
Series 2022-02A, Class D, 144A	6.550	10/14/34	6,870	6,880,936
Series 2023-01A, Class A, 144A	5.500	06/14/38	12,200	12,500,635
Series 2023-01A, Class D, 144A	7.490	06/14/38	100	104,383
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32	786	783,782
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A	5.210	02/15/45	5,473	5,533,789
Series 2025-01A, Class A, 144A	5.050	09/15/45	7,350	7,405,602

				85,398,572

Equipment 0.2%

MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class A2, 144A	5.400	08/20/55	10,700	10,826,701

Home Equity Loans 2.1%

Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)	5.606(c)	03/25/43	104	104,857
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	337	341,414
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	7,353	7,349,130
COOPR Residential Mortgage Trust,
Series 2025-CES03, Class A1A, 144A	4.840(cc)	09/25/60	12,389	12,358,811
EFMT,
Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	8,874	8,929,512
GS Mortgage Backed Securities Trust CES1,
Series 2025-CES01, Class A1A, 144A	5.568(cc)	05/25/55	6,822	6,868,710
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.683(c)	01/25/55	4,896	4,909,398
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.884(c)	03/20/54	240	240,816
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.784(c)	05/20/54	231	231,837

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

JPMorgan Mortgage Trust, (cont’d.)
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.384%(c)	10/20/54	499	$498,875
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month SOFR + 1.154% (Cap N/A, Floor 1.040%)	5.146(c)	10/25/33	1,054	1,056,926
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	1,095	1,102,337
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	1,421	1,433,874
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44	6,967	6,984,656
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	4,126	4,126,790
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	5,210	5,253,103
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	6,297	6,358,526
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	8,524	8,606,023
Series 2025-CES06, Class A1A, 144A	5.472(cc)	06/25/55	14,669	14,799,157
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	8,658	8,724,270
Series 2025-CES09, Class A1A, 144A	4.795(cc)	09/25/55	6,727	6,703,430
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	1,388	1,405,001
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	670	674,064
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	595	600,143
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	2,174	2,198,441
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	8,053	8,058,441
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	4,350	4,348,832
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	7,142	7,206,244
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65	7,554	7,587,283
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	6,583	6,647,807
Series 2025-FIX01, Class A1, 144A	4.968(cc)	09/25/65	9,755	9,737,549

				155,446,257

Other 1.0%

Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.549(c)	10/16/28	7,200	7,232,514
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A	5.380	02/20/49	10,559	10,693,159
GoodLeap Sustainable Home Solutions Trust,
Series 2024-01GS, Class A, 144A	6.250	06/20/57	2,464	2,420,113
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A	4.250	09/17/41	5,700	5,549,039
OBX Trust,
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.783(c)	02/25/55	9,712	9,755,885
PK Alift Loan Funding 7 LP,
Series 2025-02, Class A, 144A	4.750	03/15/43	7,000	7,012,886
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27	6,000	6,038,825
Sunrun Bacchus Issuer LLC,
Series 2025-01A, Class A1, 144A	5.990	04/30/60	4,750	4,746,970
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59	1,531	1,503,620
Series 2024-03A, Class A2, 144A	5.880	10/30/59	6,419	6,226,589
Tesla Sustainable Energy Trust,
Series 2024-01A, Class A2, 144A	5.080	06/21/50	8,702	8,717,907

				69,897,507

Residential Mortgage-Backed Securities 0.0%

Countrywide Asset-Backed Certificates,
Series 2003-BC02, Class 2A1, 1 Month SOFR + 0.714% (Cap 13.875%, Floor 0.600%)	4.706(c)	06/25/33	27	27,152
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	4.526(c)	08/25/34	1,045	1,035,117

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  7

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.026%(c)	11/25/60	EUR	206		$238,475
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.127(c)	03/15/26	EUR	719		626,134

						1,926,879

Student Loans 0.0%

Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440		196,781
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		324		315,465
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		589		562,464
Series 2019-A, Class R, 144A	0.000	10/25/48		777		315,578

						1,390,288

TOTAL ASSET-BACKED SECURITIES
(cost $1,661,579,623)						1,688,987,679

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.3%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A4, 144A	2.252	06/15/54		9,000		8,045,697
BANK,
Series 2017-BNK06, Class A4	3.254	07/15/60		209		205,496
Series 2018-BN10, Class A4	3.428	02/15/61		4,532		4,454,566
Series 2019-BN17, Class A3	3.456	04/15/52		4,106		4,007,094
Series 2019-BN18, Class A3	3.325	05/15/62		1,800		1,737,453
Series 2019-BN24, Class A2	2.707	11/15/62		3,465		3,254,886
Series 2020-BN25, Class A3	2.391	01/15/63		2,883		2,816,682
Series 2020-BN29, Class A3	1.742	11/15/53		1,970		1,741,833
Series 2021-BN33, Class A4	2.270	05/15/64		10,400		9,387,895
BANK5,
Series 2023-05YR2, Class A3	6.656(cc)	07/15/56		10,000		10,525,949
Barclays Commercial Mortgage Securities Trust,
Series 2019-C05, Class A3	2.805	11/15/52		6,100		5,818,045
Series 2023-C20, Class A2	6.383(cc)	07/15/56		3,479		3,599,800
Series 2023-C21, Class A2	6.296(cc)	09/15/56		6,165		6,467,970
Series 2024-05C29, Class XA, IO	1.599(cc)	09/15/57		106,950		5,707,490
Series 2025-05C36, Class A3	5.517	08/15/58		9,350		9,761,416
BBCCRE Trust,
Series 2015-GTP, Class A, 144A	3.966	08/10/33		6,465		5,953,936
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52		780		771,662
Series 2019-B10, Class A3	3.455	03/15/62		3,055		2,969,137
Series 2020-B17, Class A4	2.042	03/15/53		3,400		3,094,422
Series 2020-B20, Class A3	1.945	10/15/53		10,000		9,342,802
Series 2020-B21, Class A4	1.704	12/17/53		2,000		1,766,694
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54		62,848		2,606,552
Series 2021-B26, Class A4	2.295	06/15/54		10,600		9,586,303
Series 2023-V02, Class A3	5.812(cc)	05/15/55		15,500		16,001,062
Series 2023-V03, Class A3	6.363(cc)	07/15/56		15,000		15,696,205
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	5.922(c)	07/15/41		3,500		3,512,031
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.524(c)	08/15/26		2,596		2,595,592
BMO Mortgage Trust,
Series 2023-05C1, Class A3	6.534(cc)	08/15/56		13,000		13,622,623
Series 2023-C05, Class A2	6.518	06/15/56		10,792		11,083,578
Series 2023-C06, Class A2	6.644(cc)	09/15/56		11,792		12,394,295
Series 2024-C08, Class XB, IO	0.794(cc)	03/15/57		50,000		2,793,635

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BPR Commercial Mortgage Trust,
Series 2024-PARK, Class A, 144A	5.218%(cc)	11/05/39	3,500	$3,556,008
BX Commercial Mortgage Trust,
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.723(c)	08/15/39	8,145	8,155,079
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.412(c)	08/15/42	13,033	13,040,796
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	6.095(c)	10/15/36	11,000	10,945,000
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.732(c)	01/15/39	5,700	5,679,202
Series 2025-DIME, Class C, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.782(c)	02/15/35	10,550	10,536,872
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	5.176(c)	03/15/30	17,492	17,453,516
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.670(c)	10/18/42	6,515	6,486,247
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	542	535,341
Series 2017-CD05, Class A3	3.171	08/15/50	800	783,911
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,620,126
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	1,584	1,565,604
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575	08/10/49	2,709	2,680,905
Series 2017-C04, Class A3	3.209	10/12/50	957	936,538
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	57,896
Series 2018-C06, Class A3	4.145	11/10/51	4,866	4,805,890
Series 2019-GC43, Class A3	2.782	11/10/52	9,999	9,313,142
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.015(cc)	02/10/47	120,165	1,202
Series 2016-COR01, Class A3	2.826	10/10/49	678	670,977
Series 2017-COR02, Class A2	3.239	09/10/50	9,978	9,817,570
Series 2024-277P, Class A, 144A	6.338	08/10/44	2,800	2,949,250
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	9,200	227,983
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,380,538
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959	08/15/51	14,324	14,203,528
Series 2019-C15, Class A3	3.779	03/15/52	5,973	5,865,704
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	284	281,173
Series 2017-C06, Class A4	3.071	06/10/50	528	517,270
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0069, Class X1, IO	0.340(cc)	09/25/27	6,141	34,020
Series K0090, Class X1, IO	0.705(cc)	02/25/29	97,348	2,073,295
Series K0093, Class X1, IO	0.937(cc)	05/25/29	12,065	335,152
Series K0097, Class X1, IO	1.083(cc)	07/25/29	17,416	590,571
Series K0101, Class X1, IO	0.828(cc)	10/25/29	18,487	529,098
Series K0122, Class X1, IO	0.869(cc)	11/25/30	36,872	1,332,392
Series K0735, Class X1, IO	0.964(cc)	05/25/26	6,493	22,976
Series K1513, Class X1, IO	0.851(cc)	08/25/34	30,393	1,555,289
Series Q001, Class XA, IO	2.078(cc)	02/25/32	12,017	718,131
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	5.198(cc)	08/10/41	12,200	12,383,758
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2	3.164	05/10/50	762	748,600
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,160,414
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,374,951
Series 2019-GC38, Class A3	3.703	02/10/52	6,950	6,860,111
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	2,458	2,424,023
Series 2017-C07, Class A4	3.147	10/15/50	1,064	1,043,532
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	5,035	972,774

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  9

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)	6.643%(c)	01/15/39		2,560	$2,557,600
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49		1,274	1,269,299
Series 2016-C30, Class A4	2.600	09/15/49		4,524	4,498,597
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,183,813
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4	3.259	06/15/50		1,100	1,084,304
Series 2017-HR02, Class A3	3.330	12/15/50		1,980	1,939,216
Series 2018-H04, Class A3	4.043	12/15/51		1,324	1,308,145
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,548,682
Series 2021-L07, Class A4	2.322	10/15/54		11,000	9,843,418
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2	6.451	05/15/56		21,000	21,879,812
Natixis Commercial Mortgage Securities Trust,
Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	4,611,040
New York City Housing Development Corp.,
Series 2024-08SPR, Class A	5.458	12/15/43		15,150	15,487,313
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.543(c)	10/15/40		14,400	14,404,500
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.646(c)	03/15/36		5,000	4,746,497
ROCK Trust,
Series 2024-CNTR, Class C, 144A	6.471	11/13/41		3,400	3,534,584
Series 2024-CNTR, Class D, 144A	7.109	11/13/41		7,820	8,174,947
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 2.169% (Cap N/A, Floor 1.500%)	6.158(c)	01/23/32	GBP	7,846	10,339,321
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class A, 144A, 1 Month SOFR + 1.243% (Cap N/A, Floor 1.243%)	5.275(c)	12/15/39		7,960	7,960,000
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		437	431,168
Series 2017-C07, Class A3	3.418	12/15/50		1,477	1,456,647
Series 2018-C08, Class A3	3.720	02/15/51		2,160	2,135,385
Series 2018-C10, Class A3	4.048	05/15/51		1,196	1,189,552
Series 2018-C14, Class A3	4.180	12/15/51		2,399	2,396,102
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.524(c)	11/15/41		17,390	17,390,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,141	1,130,046
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,373,323
Series 2017-C40, Class A3	3.317	10/15/50		350	344,580
Series 2017-RB01, Class A4	3.374	03/15/50		632	619,919
Series 2018-C43, Class XB, IO	0.302(cc)	03/15/51		51,500	387,754
Series 2018-C46, Class XB, IO	0.353(cc)	08/15/51		104,789	995,663
Series 2020-C56, Class A4	2.194	06/15/53		2,876	2,677,306
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.647(c)	05/15/31		7,000	7,012,412
WEST Trust,
Series 2025-ROSE, Class A, 144A	5.275(cc)	04/10/35		8,080	8,204,390

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $534,494,661)					525,664,491

CORPORATE BONDS 25.7%

Aerospace & Defense 0.8%

BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A	3.850	12/15/25		30	29,976
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26		40,513	40,285,658
Sr. Unsec’d. Notes	2.250	06/15/26		80	78,976
Sr. Unsec’d. Notes	2.750	02/01/26		90	89,584

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	3.250%	02/01/28	9,944	$9,736,955
Sr. Unsec’d. Notes	3.625	02/01/31	3,940	3,779,033
Sr. Unsec’d. Notes	6.298	05/01/29	2,225	2,360,997
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,959	1,963,701
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	100	104,123
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	540	540,270
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	4.400	06/15/28	50	50,268
RTX Corp.,
Sr. Unsec’d. Notes	3.125	05/04/27	20	19,722
Sr. Unsec’d. Notes	7.200	08/15/27	30	31,598

				59,070,861

Agriculture 0.3%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	140	133,853
Gtd. Notes(a)	5.350	08/15/32	11,635	12,026,560
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	70	70,295
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A, MTN	7.410	06/18/27	1,773	1,856,500
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	3.875	07/26/29	1,655	1,623,336
Gtd. Notes, 144A, MTN	5.500	02/01/30	4,515	4,669,712

				20,380,256

Airlines 0.4%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,400	1,411,851
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	23,783	23,944,249
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	3,365	3,400,184
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	10/11/27	69	68,559
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,365,218
Sr. Sec’d. Notes, 144A	4.625	04/15/29	749	741,800

				31,931,861

Apparel 0.0%

Gildan Activewear, Inc. (Canada),
Gtd. Notes, 144A	4.700	10/07/30	1,970	1,960,946
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	1,258	1,196,811

				3,157,757

Auto Manufacturers 1.3%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	12,800	12,611,299
Sr. Unsec’d. Notes	2.900	02/16/28	575	549,703
Sr. Unsec’d. Notes	4.950	05/28/27	3,000	3,002,702
Sr. Unsec’d. Notes	5.113	05/03/29	6,800	6,772,393
Sr. Unsec’d. Notes	5.800	03/08/29	9,230	9,386,651

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  11

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	6.800%	05/12/28	3,050	$3,170,109
Sr. Unsec’d. Notes	6.950	03/06/26	1,275	1,281,944
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	35	34,679
Sr. Unsec’d. Notes	1.500	06/10/26	335	329,360
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	6,343,860
Sr. Unsec’d. Notes	5.000	04/09/27	70	70,671
Sr. Unsec’d. Notes	5.050	04/04/28	7,036	7,155,106
Sr. Unsec’d. Notes	5.350	07/15/27	1,177	1,197,317
Sr. Unsec’d. Notes	5.400	04/06/26	335	336,474
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	2.100	09/15/28	6,130	5,759,883
Sr. Unsec’d. Notes, 144A	2.375	10/15/27	55	53,072
Sr. Unsec’d. Notes, 144A	3.500	11/02/26	105	104,156
Sr. Unsec’d. Notes, 144A	4.550	09/26/29	4,180	4,188,375
Sr. Unsec’d. Notes, 144A	5.600	03/30/28	30	30,826
Sr. Unsec’d. Notes, 144A, MTN	1.500	06/15/26	25	24,563
Sr. Unsec’d. Notes, 144A, MTN	1.800	01/10/28	15	14,228
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	30	28,273
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	5.300	09/13/27	7,365	7,341,792
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	2.691	09/15/31	2,815	2,451,357
Gtd. Notes, 144A(a)	5.750	03/18/30	1,180	1,209,611
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	1.250	11/24/25	200	199,603
Gtd. Notes, 144A	4.950	08/15/29	5,520	5,587,846
Gtd. Notes, 144A	5.050	03/27/28	15,570	15,785,333

				95,021,186

Auto Parts & Equipment 0.2%

Aptiv Swiss Holdings Ltd.,
Gtd. Notes	4.650	09/13/29	1,795	1,823,470
Gtd. Notes(a)	6.875(ff)	12/15/54	440	448,250
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	500	517,635
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	755	779,975
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750	08/15/32	1,215	1,235,868
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	7,100	7,084,163

				11,889,361

Banks 6.1%

Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A(a)	4.875	01/11/29	1,250	1,243,131
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	2,800	2,892,596
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	13,600	13,820,242
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN	3.750	03/30/26	17,155	17,017,417
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,540,751
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	525,314
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,492,119

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.496%(ff)	02/13/31	7,530	$6,988,178
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,301,880
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	672,378
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,333,806
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	7,880,839
Sub. Notes, MTN	4.450	03/03/26	6,500	6,501,274
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	124,364
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	335	328,197
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	9,645	9,654,424
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	11,045	11,151,746
Sr. Unsec’d. Notes(a)	5.086(ff)	02/25/29	3,155	3,207,765
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	4,415	3,989,698
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	4,255	4,187,145
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	5,230	5,355,971
BPCE SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.975(ff)	01/18/27	10,000	10,023,328
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	1,800	1,799,230
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	6,201	6,244,360
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	1,200	1,263,689
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	4,075	4,140,778
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	10,441	10,739,033
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	6,615	6,572,848
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,423,197
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,415	1,319,057
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,476,236
Sr. Unsec’d. Notes	3.980(ff)	03/20/30	1,085	1,072,660
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	24,120	24,259,878
Sub. Notes	4.450	09/29/27	6,500	6,519,616
Sub. Notes	4.600	03/09/26	165	165,110
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A	5.230(ff)	01/09/29	12,850	13,076,644
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	23,485	23,677,072
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	6,625	6,777,725
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V(a)	4.125(ff)	11/10/26(oo)	3,095	3,044,035
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	8,318,990
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	2,640	2,397,038
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	272,420
Sr. Unsec’d. Notes	3.850	01/26/27	800	797,364
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,075,549
Sr. Unsec’d. Notes	4.369(ff)	10/21/31	4,140	4,125,231
Sr. Unsec’d. Notes	4.692(ff)	10/23/30	7,200	7,287,166
Sr. Unsec’d. Notes(a)	6.484(ff)	10/24/29	8,600	9,136,563
Hamburg Commercial Bank AG (Germany),
Sub. Notes, EMTN, SOFR + 0.667%	4.808(c)	03/21/31	5,000	4,854,720
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	4.858(ff)	03/25/29	7,285	7,382,044
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.730(c)	01/01/26(oo)	4,510	4,511,029
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,718,270
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	370,134
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,480,497

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  13

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	4.005%(ff)	04/23/29		1,550	$1,545,466
Sr. Unsec’d. Notes	4.452(ff)	12/05/29		6,920	6,979,034
Sr. Unsec’d. Notes	5.581(ff)	04/22/30		5,985	6,246,357
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A	4.932(ff)	10/16/30		5,005	5,083,473
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29		2,460	2,306,365
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27		800	796,978
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.309(ff)	07/20/32		6,285	5,590,902
Morgan Stanley,
Sr. Unsec’d. Notes	4.654(ff)	10/18/30		7,910	8,007,060
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		7,920	7,013,081
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29		4,280	4,241,503
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30		1,150	1,156,578
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32		3,295	2,878,724
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		3,905	3,416,909
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32		1,680	1,503,120
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28		640	633,358
Sub. Notes, GMTN	4.350	09/08/26		5,505	5,514,495
Sub. Notes, MTN	5.000	11/24/25		175	175,017
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes	4.734(ff)	07/18/31		15,295	15,531,118
PNC Bank NA,
Sub. Notes	4.050	07/26/28		350	349,415
Rheinland-Pfalz Bank (Germany),
Sub. Notes, 144A	6.875(cc)	02/23/28		10,000	10,492,724
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.673(ff)	06/14/27		335	329,430
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.250	02/19/27		8,055	8,129,986
Sr. Non-Preferred Notes, 144A, MTN	5.500(ff)	04/13/29		11,465	11,731,139
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29		3,365	3,638,255
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32		3,510	3,253,454
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29		11,845	12,526,688
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		2,575	2,398,313
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28		17,850	18,238,360

					439,238,048

Biotechnology 0.0%

Amgen, Inc.,
Sr. Unsec’d. Notes	2.200	02/21/27		30	29,290
Sr. Unsec’d. Notes	5.150	03/02/28		335	342,464

					371,754

Building Materials 0.3%

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.750	08/01/28		2,775	2,569,530
Cemex SAB de CV (Mexico),
Gtd. Notes	3.125	03/19/26	EUR	1,000	1,148,616

JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27		2,239	2,177,433

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Lennox International, Inc.,
Gtd. Notes	1.700%	08/01/27	30	$28,700
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	2,100	2,179,940
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	1,377	1,328,477
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	2,000	1,992,295
Vulcan Materials Co.,
Sr. Unsec’d. Notes	4.950	12/01/29	7,580	7,774,457

				19,199,448

Chemicals 0.3%

Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28	2,000	897,500
Gtd. Notes, 144A	4.500	01/10/28	900	403,875
Gtd. Notes, 144A	4.500	01/31/30	1,457	582,800
Gtd. Notes, 144A	8.500	01/12/31	6,121	2,548,784
Celanese US Holdings LLC,
Gtd. Notes	6.850	11/15/28	1,050	1,085,728
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	335	340,752
Sr. Unsec’d. Notes	5.950	11/07/25	20	20,003
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31	407	380,545
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	3,296	3,571,216
Olympus Water US Holding Corp.,
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	1,000	973,500
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	1,020	1,012,972
Gtd. Notes	6.500	09/27/28	600	591,366
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	06/01/27	45	44,579
Syensqo Finance America LLC (Belgium),
Gtd. Notes, 144A	5.650	06/04/29	5,705	5,905,304
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.800	06/06/26	335	333,044

				18,691,968

Coal 0.0%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A(x)	9.250	10/01/29	2,725	2,467,487

Commercial Services 0.5%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	1,400	1,367,694
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28	4,400	4,298,316
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,925	1,884,286
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	1,595	1,448,386
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	5,275	5,002,590
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31	350	371,014
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	2,246	2,231,065

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 15

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	0.894%	12/10/25		3,643	$3,629,990
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		4,434	4,507,107
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	1,614	1,855,149
Equifax, Inc.,
Sr. Unsec’d. Notes	5.100	06/01/28		330	336,660
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.600	05/01/28		335	339,166
Georgetown University (The),
Unsec’d. Notes, Series A	5.215	10/01/2118		785	707,975
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.150	01/15/27		80	77,947
Sr. Unsec’d. Notes	4.450	06/01/28		85	85,069
Herc Holdings, Inc.,
Gtd. Notes, 144A	7.000	06/15/30		2,845	2,978,851
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29		2,347	2,323,281
United Rentals North America, Inc.,
Gtd. Notes	5.500	05/15/27		320	320,412
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29		1,700	1,749,581

					35,514,539

Computers 0.1%

Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes	6.020	06/15/26		25	25,165
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26		170	167,918
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	4.450	09/25/26		8,165	8,190,360
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29		971	1,048,340

					9,431,783

Diversified Financial Services 1.0%

Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27		2,925	2,933,377
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28		2,880	3,063,348
Capital One Financial Corp.,
Sr. Unsec’d. Notes	4.927(ff)	05/10/28		35	35,319
Sr. Unsec’d. Notes(a)	7.149(ff)	10/29/27		4,450	4,570,919
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN	2.750	11/02/27		250	245,392
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.460(c)	05/31/26(d)		9,290	8,268,206
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28		750	710,290
LPL Holdings, Inc.,
Gtd. Notes(a)	5.700	05/20/27		3,040	3,098,626
Gtd. Notes	6.750	11/17/28		1,710	1,821,495
Gtd. Notes, 144A	4.625	11/15/27		110	109,830
OMERS Finance Trust (Canada),
Gtd. Notes, 144A(a)	5.500	11/15/33		7,850	8,460,277

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

OneMain Finance Corp.,
Gtd. Notes	3.875%	09/15/28		800	$772,162
Gtd. Notes	6.625	05/15/29		3,075	3,164,918

PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		6,400	6,216,607
Gtd. Notes, 144A	7.875	12/15/29		5,000	5,312,699

Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	209,530
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,618,146

PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28		2,165	2,196,845

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26		6,575	6,457,003
Gtd. Notes, 144A	3.875	03/01/31		6,675	6,273,619

Synchrony Financial,
Sr. Unsec’d. Notes(a)	5.019(ff)	07/29/29		2,795	2,813,616

United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.500	11/15/25		2,100	2,100,000

					70,452,224

Electric 1.6%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.950	06/01/28		35	34,802

AES Corp. (The),
Sr. Unsec’d. Notes	1.375	01/15/26		30	29,800
Sr. Unsec’d. Notes	5.450	06/01/28		250	254,302

Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365(cc)	06/15/26		3,220	3,235,353

Alliant Energy Finance LLC,
Gtd. Notes, 144A	5.400	06/06/27		3,965	4,010,794

Ameren Corp.,
Sr. Unsec’d. Notes	3.650	02/15/26		170	169,619

Black Hills Corp.,
Sr. Unsec’d. Notes	5.950	03/15/28		25	25,881

Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,375	2,359,376
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,950	1,952,217
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		1,775	1,774,945

CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26		25	24,598

Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29		3,011	2,964,330

Duke Energy Corp.,
Sr. Unsec’d. Notes	4.300	03/15/28		115	115,377

Enel Finance International NV (Italy),
Gtd. Notes, 144A	5.125	06/26/29		12,260	12,564,577

Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		2,389	2,460,371
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		5,213	5,368,738
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		4,746	5,071,177

Eversource Energy,
Sr. Unsec’d. Notes	2.900	03/01/27		125	122,917
Sr. Unsec’d. Notes	4.750	05/15/26		160	160,402
Sr. Unsec’d. Notes	5.450	03/01/28		150	153,811
Sr. Unsec’d. Notes, Series M	3.300	01/15/28		25	24,523

FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	3.250	03/15/28		90	88,051

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  17

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270%	01/03/26	85	$85,235
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	445	452,382
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	108	124,248
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	314	319,209
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	670	701,317
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	1,158	1,345,881
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27	395	413,463

Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	5,320	5,252,649
Sr. Sec’d. Notes, EMTN	7.750	12/15/27	2,000	2,119,700

MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes	7.500	06/09/28	4,980	5,277,256

Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A	3.395	04/09/30	1,640	1,579,148

NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	3.550	05/01/27	335	332,460
Gtd. Notes	4.625	07/15/27	185	186,739
Gtd. Notes	4.685	09/01/27	8,330	8,421,314

NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	4,350	4,366,573
Gtd. Notes, 144A	3.375	02/15/29	2,449	2,329,975
Gtd. Notes, 144A	5.250	06/15/29	625	627,739

Pacific Gas & Electric Co.,
First Mortgage	3.150	01/01/26	75	74,799
First Mortgage	3.300	12/01/27	175	171,410
First Mortgage	5.000	06/04/28	15,520	15,740,271

Southern Co. (The),
Sr. Unsec’d. Notes	3.250	07/01/26	220	218,789

Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	1,425	1,440,191
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,125	5,252,502

Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	1,200	1,178,664
Gtd. Notes, 144A	5.000	07/31/27	5,091	5,092,966
Gtd. Notes, 144A	5.625	02/15/27	6,450	6,451,501
Sr. Sec’d. Notes, 144A	3.700	01/30/27	30	29,754
Sr. Sec’d. Notes, 144A	4.600	10/15/30	3,290	3,271,666

VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30	1,920	1,952,545

WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26	45	45,011

Xcel Energy, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/28	60	59,861

				117,881,179

Electrical Components & Equipment 0.0%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	730	753,109
Gtd. Notes, 144A	6.625	03/15/32	540	564,353
Gtd. Notes, 144A	7.250	06/15/28	2,425	2,458,326

				3,775,788

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electronics 0.0%

Amphenol Corp.,
Sr. Unsec’d. Notes	4.750%	03/30/26		45	$45,102
TD SYNNEX Corp.,
Sr. Unsec’d. Notes	1.750	08/09/26		30	29,402

					74,504

Engineering & Construction 0.3%

Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,952,838
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	2,400	2,596,865
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	197,312
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		920	961,793
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26		3,509	3,496,262
Sr. Sec’d. Notes, 144A	3.875	04/30/28		1,560	1,524,058
Sr. Sec’d. Notes, 144A	4.250	10/31/26		3,796	3,782,221
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29		2,100	2,025,224

					18,536,573

Entertainment 0.3%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29		8,805	8,286,664
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		1,525	1,477,769
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29		5,350	5,194,423
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		4,250	4,249,720

					19,208,576

Foods 1.4%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27		7,265	7,247,694
Gtd. Notes, 144A	6.500	02/15/28		1,750	1,782,797
Sr. Unsec’d. Notes, 144A	5.500	03/31/31		525	529,106
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		4,800	4,618,708
Sr. Sec’d. Notes, 144A	8.000	09/15/28		3,625	3,410,722
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	4,374	5,092,108
Sr. Sec’d. Notes	8.125	05/14/30	GBP	4,340	5,487,653
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	1,750	2,050,901
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.000	02/02/29		3,680	3,524,026
Kellanova,
Sr. Unsec’d. Notes	4.300	05/15/28		13,929	14,024,297
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		335	332,405
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26		335	330,551
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		5,025	4,852,033

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  19

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Mars, Inc.,
Sr. Unsec’d. Notes, 144A	4.800%	03/01/30		22,515	$23,004,409
McCormick & Co., Inc.,
Sr. Unsec’d. Notes	0.900	02/15/26		15	14,845
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		15,130	13,871,183
Gtd. Notes, 144A	4.250	02/01/27		2,800	2,787,745
US Foods, Inc.,
Gtd. Notes, 144A	4.750	02/15/29		6,000	5,937,681

					98,898,864

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		1,075	1,078,419
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A	3.407	03/10/26		25	24,915
NiSource, Inc.,
Sr. Unsec’d. Notes	5.200	07/01/29		4,720	4,872,742

					5,976,076

Healthcare-Products 0.1%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		7,220	7,014,122
Solventum Corp.,
Gtd. Notes	5.400	03/01/29		2,418	2,496,618
Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	492,854

					10,003,594

Healthcare-Services 0.2%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,169,155
Cigna Group (The),
Gtd. Notes	3.400	03/01/27		25	24,780
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30		3,725	3,594,475
HCA, Inc.,
Gtd. Notes	3.125	03/15/27		70	69,083
Gtd. Notes	5.625	09/01/28		335	345,461
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	5.200	06/15/29		1,450	1,487,319
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48		800	653,067
IQVIA, Inc.,
Sr. Sec’d. Notes	5.700	05/15/28		335	345,242
Sr. Sec’d. Notes	6.250	02/01/29		4,005	4,221,644
Laboratory Corp. of America Holdings,
Gtd. Notes	1.550	06/01/26		205	201,811
Gtd. Notes	3.600	09/01/27		335	332,495
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		25	24,413
Sr. Sec’d. Notes	4.375	01/15/30		3,900	3,806,457
Sr. Sec’d. Notes	4.625	06/15/28		225	224,085

					16,499,487

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Holding Companies-Diversified 0.1%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500%	10/15/31	4,981	$5,068,668

Home Builders 0.4%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	4,550	4,315,520
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	2,050	2,047,865
Gtd. Notes(a)	7.250	10/15/29	2,200	2,229,329
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	2,100	2,150,064
Lennar Corp.,
Gtd. Notes	4.750	11/29/27	135	136,032
Gtd. Notes	5.000	06/15/27	40	40,303
Gtd. Notes	5.250	06/01/26	3,145	3,146,863
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	834	831,237
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	3,000	2,985,900
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,325	1,337,960
Gtd. Notes, 144A	6.625	07/15/27	3,725	3,717,454
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	4,895	4,904,214
Gtd. Notes	5.700	06/15/28	160	161,572

				28,004,313

Home Furnishings 0.0%

Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	3,270	3,240,539

Household Products/Wares 0.1%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	3,925	3,490,552
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A	3.000	06/26/27	6,005	5,903,086

				9,393,638

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	1,390	1,320,500
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	965	993,048

				2,313,548

Insurance 0.1%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	1,325	1,371,773
Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26	135	134,705
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes(a)	4.850	12/15/29	2,820	2,878,963
Principal Financial Group, Inc.,
Sr. Unsec’d. Notes, 144A	4.111	02/15/28	335	333,509

				4,718,950

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  21

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet 0.4%

Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581%	05/30/49	28,545	$30,485,545

Iron/Steel 0.1%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	2,897	2,901,406
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	1,890	1,942,026
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	750	773,588
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	1,178	1,234,473

				6,851,493

Leisure Time 0.5%

Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	1,560	1,579,488
Sr. Sec’d. Notes, 144A	4.000	08/01/28	1,975	1,940,437
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A	3.050	02/14/27	4,000	3,940,740
Sr. Unsec’d. Notes, 144A	5.950	06/11/29	14,455	15,083,647
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	4,725	4,754,159
Sr. Sec’d. Notes, 144A	7.000	09/15/30	600	611,316
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,750	1,870,243
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	3,600	3,661,338
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	1,350	1,344,533

				34,785,901

Lodging 0.2%

MGM Resorts International,
Gtd. Notes	4.625	09/01/26	935	933,841
Gtd. Notes	6.125	09/15/29	6,205	6,317,096
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	4,100	4,107,371

				11,358,308

Machinery-Diversified 0.2%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	400	417,029
CNH Industrial Capital LLC,
Gtd. Notes	1.450	07/15/26	45	44,127
Dover Corp.,
Sr. Unsec’d. Notes	3.150	11/15/25	35	34,977
IDEX Corp.,
Sr. Unsec’d. Notes	4.950	09/01/29	7,190	7,347,530
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	3,400	3,609,433
Weir Group, Inc. (United Kingdom),
Gtd. Notes, 144A	5.350	05/06/30	1,570	1,610,771

				13,063,867

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125%	05/01/27		7,625	$7,581,545
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		25	24,711
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		2,750	2,747,585
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47		85	72,082
Sr. Sec’d. Notes	6.484	10/23/45		95	91,764
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15	14,886
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		600	362,895
Gtd. Notes, 144A	4.125	12/01/30		750	462,004
Gtd. Notes, 144A	5.375	02/01/28		975	807,966
Gtd. Notes, 144A	5.500	04/15/27		9,497	8,832,210
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,000	356,208
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		725	626,104
Gtd. Notes	7.375	07/01/28		350	326,986
Gtd. Notes	7.750	07/01/26		14,875	14,722,070
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		4,350	4,577,310
Paramount Global,
Gtd. Notes	3.700	06/01/28		25	24,466
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,479,169
Sr. Sec’d. Notes	4.250	01/15/30	GBP	3,100	3,716,129

					47,826,090

Mining 0.4%

BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.000	02/21/30		6,215	6,412,601
First Quantum Minerals Ltd. (Zambia),
Sec’d. Notes, 144A	9.375	03/01/29		7,355	7,766,071
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		1,230	1,253,370
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28		775	780,248
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26		3,000	2,989,500
Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27		3,842	3,856,653
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		2,225	2,147,973
Gtd. Notes, 144A	6.875	01/30/30		1,350	1,401,301
Yamana Gold, Inc. (Canada),
Gtd. Notes	4.625	12/15/27		3,000	3,010,622

					29,618,339

Miscellaneous Manufacturing 0.0%

Entegris, Inc.,
Sr. Sec’d. Notes, 144A	4.750	04/15/29		1,832	1,819,363

Multi-National 0.2%

Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28		3,000	3,145,394
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29		380	388,983

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  23

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)

Corp. Andina de Fomento (Supranational Bank), (cont’d.)
Sr. Unsec’d. Notes	5.250%	11/21/25	10	$10,000
Sr. Unsec’d. Notes	6.000	04/26/27	8,350	8,576,054
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes	6.950	08/01/26	500	508,874
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	1,972,826

				14,602,131

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	2,545	2,499,460
Gtd. Notes	5.100	03/01/30	1,800	1,832,741

				4,332,201

Oil & Gas 1.8%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	1,585	1,448,223
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	13,595	13,100,169
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	6,600	6,362,451
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	3,175	3,198,213
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	3,516	4,157,992
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	50	49,967
Sr. Unsec’d. Notes	5.400	06/15/47	792	733,907
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	6,060	6,029,781
Gtd. Notes, 144A	8.375	07/01/28	470	485,404
Gtd. Notes, 144A	8.625	11/01/30	850	878,646
Comstock Resources, Inc.,
Gtd. Notes, 144A	6.750	03/01/29	1,829	1,811,925
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	1,325	1,283,814
Gtd. Notes, 144A(a)	9.250	02/15/28	1,758	1,819,542
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	10/15/27	20	20,002
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30	1,545	1,577,986
Sr. Unsec’d. Notes	8.625	01/19/29	3,950	4,261,062
Expand Energy Corp.,
Gtd. Notes	5.375	02/01/29	3,150	3,152,125
Hess Corp.,
Sr. Unsec’d. Notes	4.300	04/01/27	55	55,158
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	1,025	974,252
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	1,650	1,652,626
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/19/27	200	200,886
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	75	74,240
Sr. Unsec’d. Notes	5.150	03/01/30	7,370	7,572,311
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	676	665,541
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	811	798,648
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	676	665,540
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	203	199,661

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500%	05/01/31		250	$280,314
Ovintiv, Inc.,
Gtd. Notes	5.375	01/01/26		70	70,008
Gtd. Notes	5.650	05/15/28		335	344,408
Parkland Corp. (Canada),
Gtd. Notes, 144A	5.875	07/15/27		4,625	4,612,235
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		2,525	2,560,153
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	1,800	2,350,176
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	01/23/29		300	306,057
Gtd. Notes	6.625	06/15/38		74	68,006
Gtd. Notes	6.700	02/16/32		3,060	3,056,940
Gtd. Notes, EMTN	2.750	04/21/27	EUR	762	868,438
Gtd. Notes, MTN	8.750	06/02/29		7,416	8,008,538
Phillips 66,
Gtd. Notes	3.900	03/15/28		70	69,531
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26		100	99,367
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		1,425	1,396,767
Gtd. Notes, 144A	7.000	09/15/28		3,200	3,297,595
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		660	663,300
Valero Energy Corp.,
Sr. Unsec’d. Notes	2.150	09/15/27		1,420	1,368,833
Sr. Unsec’d. Notes	4.350	06/01/28		175	175,567
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27		6,960	7,017,881
Sr. Unsec’d. Notes, 144A(a)	5.875	05/22/30		10,840	11,281,903
Sr. Unsec’d. Notes, 144A	7.500	01/15/28		9,108	9,642,831
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30		7,350	7,554,986
Gtd. Notes, 144A	7.875	04/15/32		2,415	2,285,887

					130,609,793

Packaging & Containers 0.3%
Amcor Finance USA, Inc.,
Gtd. Notes	4.500	05/15/28		335	336,627
Ball Corp.,
Gtd. Notes	6.000	06/15/29		6,025	6,172,398
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26		6,150	6,111,397
Sr. Sec’d. Notes	1.650	01/15/27		20	19,367
Sr. Sec’d. Notes, 144A	5.500	04/15/28		2,000	2,056,721
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		3,340	3,348,646
Sr. Sec’d. Notes, 144A	6.750	04/15/32		1,375	1,379,570
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/01/29		4,075	3,856,043
Sr. Sec’d. Notes, 144A	1.512	04/15/26		40	39,450

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  25

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125%	02/01/28	450	$455,339
WRKCo, Inc.,
Gtd. Notes	3.375	09/15/27	50	49,343

				23,824,901

Pharmaceuticals 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.950	11/21/26	170	168,302
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,800	1,708,564
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	853,125
Gtd. Notes, 144A	5.000	02/15/29	550	427,969
Gtd. Notes, 144A	5.250	01/30/30	550	396,000
Gtd. Notes, 144A	5.250	02/15/31	25	16,844
Gtd. Notes, 144A	6.250	02/15/29	100	82,000
Gtd. Notes, 144A	7.000	01/15/28	200	183,750
Sr. Sec’d. Notes, 144A	4.875	06/01/28	4,740	4,337,195
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	4.250	12/15/25	555	554,525
Cencora, Inc.,
Sr. Unsec’d. Notes	3.450	12/15/27	85	83,904
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	75	66,102
Sr. Unsec’d. Notes	2.875	06/01/26	335	331,982
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	950	903,179
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	169	168,220
Gtd. Notes	5.250	06/15/46	2,095	1,738,082
Viatris, Inc.,
Gtd. Notes	2.700	06/22/30	20,736	18,750,639
Gtd. Notes	3.850	06/22/40	5,190	3,939,221
Gtd. Notes	4.000	06/22/50	820	553,297

				35,262,900

Pipelines 1.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	2,450	2,449,851
Boardwalk Pipelines LP,
Gtd. Notes	5.950	06/01/26	60	60,286
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes	5.125	06/30/27	9,390	9,486,428
DT Midstream, Inc.,
Gtd. Notes, 144A(a)	4.125	06/15/29	2,000	1,957,470
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,342,091
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	12,515	12,571,428
Sr. Unsec’d. Notes	3.900	07/15/26	40	39,900
Sr. Unsec’d. Notes	4.400	03/15/27	80	80,119
Sr. Unsec’d. Notes(a)	5.200	04/01/30	2,000	2,061,434
Sr. Unsec’d. Notes	5.250	07/01/29	5,535	5,695,475
Sr. Unsec’d. Notes	5.300	04/15/47	110	98,822
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A	6.190	11/01/25	210	210,000

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

MPLX LP,
Sr. Unsec’d. Notes	4.125%	03/01/27	20	$19,964
Sr. Unsec’d. Notes	4.800	02/15/31	2,035	2,052,390
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,948
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	330	330,694
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	9,790	9,268,003
Gtd. Notes	3.250	06/01/30	2,005	1,900,476
Gtd. Notes	4.950	07/13/47	385	333,409
Gtd. Notes	5.375	06/01/29	6,530	6,716,845
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	4.250	05/15/28	50	49,951
Sr. Unsec’d. Notes	4.875	01/15/26	200	199,997
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.000	03/15/28	135	134,462
Valero Energy Partners LP,
Gtd. Notes	4.500	03/15/28	120	120,848
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/30	5,450	5,557,525
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	2,295	2,145,021
Sr. Sec’d. Notes, 144A	8.125	06/01/28	1,025	1,055,903
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	16,330	15,928,031
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.800	11/15/29	5,255	5,345,976
Sr. Unsec’d. Notes	4.900	03/15/29	5,615	5,718,451
Sr. Unsec’d. Notes	5.300	08/15/28	9,500	9,778,624
Sr. Unsec’d. Notes	5.400	03/02/26	3,560	3,573,025

				106,300,847

Real Estate 0.0%

Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30	925	946,242
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28	2,700	2,696,666

				3,642,908

Real Estate Investment Trusts (REITs) 0.7%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.750	12/15/29	210	196,885
Gtd. Notes	4.300	01/15/26	20	19,974
American Tower Corp.,
Sr. Unsec’d. Notes	1.500	01/31/28	150	141,535
Sr. Unsec’d. Notes	3.550	07/15/27	115	113,879
Sr. Unsec’d. Notes	3.650	03/15/27	335	332,579
Sr. Unsec’d. Notes	3.800	08/15/29	2,780	2,728,606
Sr. Unsec’d. Notes	5.200	02/15/29	7,955	8,165,731
Sr. Unsec’d. Notes	5.250	07/15/28	110	112,949
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27	245	241,203
Crown Castle, Inc.,
Sr. Unsec’d. Notes	2.900	03/15/27	40	39,270
Sr. Unsec’d. Notes	3.700	06/15/26	295	293,639
Sr. Unsec’d. Notes	4.000	03/01/27	15	14,949
Sr. Unsec’d. Notes	5.600	06/01/29	3,715	3,859,477

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 27

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

CubeSmart LP,
Gtd. Notes	3.125%	09/01/26		80	$79,173
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28		100	95,190
Gtd. Notes	3.800	04/01/27		115	114,594
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27		1,175	1,130,549
Sr. Sec’d. Notes, 144A	8.500	02/15/32		325	341,540
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30		845	865,894
Sr. Sec’d. Notes, 144A	4.875	05/15/29		2,100	2,040,425
Realty Income Corp.,
Sr. Unsec’d. Notes	4.450	09/15/26		10	10,007
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.125	02/01/29		3,550	3,355,577
Sr. Unsec’d. Notes	3.875	02/15/27		6,150	6,080,398
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28		925	928,851
Sr. Unsec’d. Notes, 144A	3.625	07/15/26		3,250	3,222,832
Ventas Realty LP,
Gtd. Notes	3.250	10/15/26		85	84,347
Gtd. Notes	3.850	04/01/27		65	64,698
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27		95	94,059
Gtd. Notes, 144A	4.250	12/01/26		600	598,786
Gtd. Notes, 144A	4.625	12/01/29		485	480,927
Gtd. Notes, 144A	5.750	02/01/27		13,940	14,106,238
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	6.950	10/01/27		20	21,053

					49,975,814

Retail 0.4%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,275	1,249,717
Sr. Sec’d. Notes, 144A	5.625	09/15/29		1,335	1,357,441
Sr. Sec’d. Notes, 144A	6.125	06/15/29		1,495	1,535,410
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27		2,930	2,898,587
AutoZone, Inc.,
Sr. Unsec’d. Notes	6.250	11/01/28		1,470	1,554,594
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	575	773,896
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		5,900	6,165,614
Sr. Sec’d. Notes, 144A	9.000	06/01/31		2,702	3,008,588
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	627,474
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	437,184
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		1,459	1,395,546
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		2,425	2,316,765
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	2.500	04/15/26		305	303,044
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.500	03/01/27		25	24,820
Sr. Unsec’d. Notes, MTN	3.500	07/01/27		75	74,428

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750%	12/31/30	1,911	$1,902,006

Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	2,335	2,334,720

				27,959,834

Semiconductors 0.2%

Broadcom, Inc.,
Sr. Unsec’d. Notes	5.050	07/12/29	13,793	14,205,562

NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes	5.350	03/01/26	35	35,033

				14,240,595

Shipbuilding 0.0%

Huntington Ingalls Industries, Inc.,
Gtd. Notes	2.043	08/16/28	3,500	3,294,773
Gtd. Notes	3.483	12/01/27	135	132,855

				3,427,628

Software 0.1%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	142	140,818
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	1,750	1,755,862
Gtd. Notes, 144A	9.250	06/01/30	925	932,681
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.650	03/01/28	335	315,415
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.450	03/02/28	40	40,781
Oracle Corp.,
Sr. Unsec’d. Notes	2.650	07/15/26	110	108,897
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	6,175	6,175,246
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes	5.000	03/28/26	75	75,166
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	110	109,072

				9,653,938

Telecommunications 1.1%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	74	62,854
Sr. Unsec’d. Notes	3.800	02/15/27	55	54,753
Sr. Unsec’d. Notes	4.100	02/15/28	20	19,967
Sr. Unsec’d. Notes	4.500	05/15/35	70	67,394
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	3.600	01/19/27	335	333,041
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30	356	36
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	236	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32	6,240	6,224,400
EchoStar Corp.,
Sr. Sec’d. Notes	10.750	11/30/29	11,275	12,415,022

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  29

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750%	05/01/29		175	$176,750
Sr. Sec’d. Notes, 144A	5.000	05/01/28		10,871	10,858,771
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28		550	557,871
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		8,345	7,747,027
Sec’d. Notes, 144A	4.875	06/15/29		4,150	3,982,873
Sr. Sec’d. Notes, 144A	7.000	03/31/34		4,690	4,820,101
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,550	12,149,635
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	4,975	5,938,866
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28		140	141,365
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A	4.567	07/16/27		10,450	10,524,131
Sprint LLC,
Gtd. Notes	7.625	03/01/26		2,745	2,745,000
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, PIK 11.750%	11.750	03/01/28	GBP	1,236	97,409
T-Mobile USA, Inc.,
Gtd. Notes	2.250	02/15/26		115	114,264
Gtd. Notes	2.625	04/15/26		60	59,585
Gtd. Notes	3.750	04/15/27		100	99,421
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	1,430	1,776,771

					80,967,307

Toys/Games/Hobbies 0.0%

Mattel, Inc.,
Gtd. Notes, 144A	3.375	04/01/26		1,435	1,426,286
Gtd. Notes, 144A	5.875	12/15/27		335	335,722

					1,762,008

Transportation 0.2%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	5.050	03/01/41		790	781,373
Canadian Pacific Railway Co. (Canada),
Gtd. Notes	4.000	06/01/28		20	19,963
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		1,245	1,184,381
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34		76	78,918
RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27		4,648	4,748,995
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.300	06/15/27		440	440,943
Sr. Unsec’d. Notes, MTN	5.650	03/01/28		335	345,823
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30		7,516	7,111,502

					14,711,898

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	4.400%	07/01/27		8,295	$8,314,598
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		335	337,112

					8,651,710

Water 0.0%

American Water Capital Corp.,
Sr. Unsec’d. Notes	2.950	09/01/27		175	171,786

TOTAL CORPORATE BONDS (cost $1,856,582,941)					1,866,319,935

FLOATING RATE AND OTHER LOANS 1.3%

Auto Parts & Equipment 0.2%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.715(c)	01/28/32		1,225	1,220,917
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.054(c)	11/17/28		7,698	7,548,594
Term B Loan, 3 Month SOFR + 5.100%	9.203(c)	11/17/28		2,890	2,839,827

					11,609,338

Chemicals 0.0%

TPC Group, Inc.,
Initial Term Loan, 3 Month SOFR + 5.750%	9.773(c)	12/16/31		3,308	3,126,414

Commercial Services 0.0%

Adtalem Global Education, Inc.,
2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	6.715(c)	08/12/28		132	131,746
OCS Group Investments Ltd. (United Kingdom),
Facility B-1 Loan, SONIA + 5.750%	9.875(c)	11/27/31	GBP	1,875	2,453,182

					2,584,928

Holding Companies-Diversified 0.2%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.338(c)	12/19/30		11,378	10,996,359
Cuppa Bidco BV (Netherlands),
Facility B-1 (EUR), 6 Month EURIBOR + 4.750%	6.787(c)	06/29/29	EUR	1,000	907,712

					11,904,071

Insurance 0.0%

Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.327(c)	08/21/28		926	929,361
Verisure Holding AB (PUBL) (Sweden),
Term Loan	— (p)	10/31/32		1,925	2,219,406

					3,148,767

Internet 0.0%

Diamond Sports Net LLC,
First Lien Exit Term Loan(c)	15.000(c)	01/02/28		409	304,897

Investment Companies 0.1%

Hurricane CleanCo Ltd. (United Kingdom),
Facility A^	12.500(c)	10/31/29	GBP	2,972	4,126,570

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  31

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Leisure Time 0.1%

ClubCorp Holdings, Inc.,
Term Loan, 1 Month SOFR + 5.000%^	8.965%(c)	07/10/32		2,007	$1,990,728
International Park Holdings BV (Netherlands),
2025 Facility B, 6 Month EURIBOR + 5.500%^	7.412(c)	01/30/32	EUR	5,225	5,917,201

					7,907,929

Media 0.0%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.532(c)	01/18/28		1,398	1,382,897

Metal Fabricate/Hardware 0.1%

Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%	10.502(c)	04/23/30		1,672	1,688,316
Initial Term Loan, 3 Month SOFR + 6.500%	10.502(c)	04/23/30		6,826	6,894,310

					8,582,626

Real Estate Investment Trusts (REITs) 0.0%

Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month SOFR + 2.364%	6.329(c)	04/23/26		81	80,771

Retail 0.4%

CDR Firefly Bidco PLC (United Kingdom),
Facility B-10, SONIA + 4.750%	8.719(c)	04/29/29	GBP	2,850	3,732,678
EG America LLC (United Kingdom),
New facility B3(EUR), 3 Month EURIBOR + 3.875%	5.906(c)	02/07/28	EUR	6,930	8,035,720
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%	4.750(c)	07/01/31	EUR	7,875	9,090,735
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.750%	8.719(c)	07/18/32	GBP	2,975	3,925,704
WSH Services Holding Ltd. (United Kingdom),
Term B Loan, SONIA + 4.750%	8.719(c)	05/16/31	GBP	450	591,165

					25,376,002

Telecommunications 0.2%

Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 3.000%	4.954(c)	07/17/29	EUR	10,925	12,639,924

TOTAL FLOATING RATE AND OTHER LOANS (cost $90,336,657)					92,775,134

MUNICIPAL BONDS 0.1%

California 0.0%

University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		25	23,245
Taxable, Revenue Bonds, Series J	4.131	05/15/45		25	22,967

					46,212

Michigan 0.1%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122		3,520	2,651,533
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122		4,600	3,727,848

					6,379,381

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	100	$120,990

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	96,808

TOTAL MUNICIPAL BONDS
(cost $8,429,888)				6,643,391

RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.4%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	11,708	11,360,614
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)	8.199(c)	07/01/26	2,119	2,124,983
Bellemeade Re Ltd.,
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.333(c)	01/26/32	35	34,682
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	1,350	1,214,330
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	2,810	2,793,055
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	6,578	6,634,005
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.533(cc)	09/25/47	20	18,461
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	10,175	9,774,311
Series 2024-RP02, Class A2, 144A	4.229(cc)	02/25/63	890	796,707
Series 2024-RP02, Class B1, 144A	4.229(cc)	02/25/63	269	211,980
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	97	72,612
Series 2024-RP02, Class B3, PO, 144A	11.267(s)	02/25/63	247	33,515
Series 2024-RP02, Class B4, PO, 144A	14.581(s)	02/25/63	447	40,702
Series 2024-RP02, Class M1, 144A	4.229(cc)	02/25/63	598	514,603
Series 2024-RP02, Class M2, 144A	4.229(cc)	02/25/63	456	375,006
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	13	11,743
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	13,180	1,318
Series 2025-RP01, Class A1, 144A	4.020(cc)	01/25/64	17,863	16,898,685
Series 2025-RP01, Class A2, 144A	4.020(cc)	01/25/64	824	631,339
Series 2025-RP01, Class B1, 144A	4.020(cc)	01/25/64	330	208,706
Series 2025-RP01, Class B2, 144A	4.020(cc)	01/25/64	209	121,584
Series 2025-RP01, Class B3, 144A	0.000(cc)	01/25/64	264	129,239
Series 2025-RP01, Class B4, 144A	0.000(cc)	01/25/64	251	101,868
Series 2025-RP01, Class M1, 144A	4.020(cc)	01/25/64	703	502,617
Series 2025-RP01, Class M2, 144A	4.020(cc)	01/25/64	439	297,925
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	38	34,000
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	21,042	2,104
COLT Mortgage Loan Trust,
Series 2025-07, Class A1, 144A	5.470(cc)	06/25/70	9,826	9,890,903
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70	6,067	6,116,732
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.433(c)	03/25/42	860	917,517
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.433(c)	03/25/42	340	358,529
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.883(c)	07/25/44	500	501,876
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	2,236	2,157,816
Cross Mortgage Trust,
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70	8,752	8,729,078
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.183(c)	09/26/33	225	225,345
EFMT,
Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70	7,871	7,883,011

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 33

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000%	12/25/32		1,352	$95,822
Series 2012-144, Class EI, IO	3.000	01/25/28		468	8,980
Series 2012-148, Class IC, IO	3.000	01/25/28		765	12,863
Series 2013-13, Class IK, IO	2.500	03/25/28		430	8,972
Series 2013-49, Class AI, IO	3.000	05/25/33		1,043	72,200
Series 2015-59, Class CI, IO	3.500	08/25/30		321	8,224
Series 2016-20, Class DI, IO	3.500	04/25/31		1,225	70,752
Series 2018-24, Class BH	3.500	04/25/48		168	154,521
Series 2018-25, Class AG	3.500	04/25/47		507	496,547
Series 2018-57, Class QV	3.500	11/25/29		851	846,776
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55		14,354	14,544,712
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.183(c)	12/25/50		100	106,949
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.183(c)	11/25/50		1,630	1,801,150
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.833(c)	01/25/34		234	234,185
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.583(c)	10/25/41		1,630	1,664,607
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.683(c)	10/25/41		167	168,050
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.533(c)	09/25/41		200	203,312
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.283(c)	09/25/41		3,080	3,102,145
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.533(c)	12/25/41		2,700	2,732,913
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.683(c)	01/25/42		110	111,894
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.083(c)	04/25/42		300	311,523
Freddie Mac REMIC,
Series 4012, Class MJ	3.500	11/15/40		38	37,650
Series 4046, Class PI, IO	3.000	05/15/27		294	4,728
Series 4060, Class IO, IO	3.000	06/15/27		139	2,123
Series 4131, Class BI, IO	2.500	11/15/27		790	15,352
Series 4146, Class KI, IO	3.000	12/15/32		1,417	101,922
Series 4153, Class IO, IO	3.000	01/15/28		894	14,141
Series 4172, Class KI, IO	3.000	10/15/32		1,688	83,821
Series 4182, Class EI, IO	2.500	03/15/28		660	14,760
Series 4186, Class JI, IO	3.000	03/15/33		4,445	267,220
Series 4314, Class PD	3.750	07/15/43		355	353,089
Series 4574, Class AI, IO	3.000	04/15/31		834	45,445
Series 4631, Class GP	3.500	03/15/46		1,125	1,085,786
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55		21,587	21,872,750
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43		633	104,482
Series 2014-116, Class IT, IO	4.000	08/20/44		707	87,980
Series 2016-164, Class IG, IO	4.000	12/20/46		1,204	248,110
Series 2017-045, Class QA	3.000	11/20/42		995	979,105
Series 2018-05, Class IB, IO	4.000	01/20/48		499	103,990
GS Mortgage-Backed Securities Trust,
Series 2025-NQM03, Class A1, 144A	5.137(cc)	11/25/65		8,034	8,033,899
Series 2025-RPL01, Class A1, PO, 144A	0.000	01/25/64		21	20,607
Series 2025-RPL01, Class A1, PO, 144A	3.700(cc)	01/25/64		16,854	15,139,205
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	6.983(c)	01/25/34		80	79,987
HOMES Trust,
Series 2025-AFC03, Class A1, 144A	4.932(cc)	08/25/60		14,462	14,444,510
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.008(c)	01/24/63	EUR	3,742	4,312,920
Series 2025-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.990(c)	08/24/75	EUR	5,100	5,868,974
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		17,387	17,377,741
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		4,750	4,772,751
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	2.750	06/27/27		9,000	9,008,379

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.026%(c)	05/26/66	EUR	5,374	$6,182,732

Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		42	41,324
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC02, Class A1, 144A	5.443(cc)	07/25/70		10,130	10,191,695
Series 2025-DSC03, Class A1, 144A	4.912(cc)	09/25/70		11,142	11,109,723
Series 2025-NQM04, Class A1B, 144A	5.588(cc)	06/25/70		3,745	3,765,734
Series 2025-NQM05, Class A1, 144A	5.439(cc)	07/25/70		8,373	8,415,848
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.856(c)	01/25/48		182	178,781
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		12,632	12,779,677
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		1,416	1,427,808
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		2,430	2,449,129
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		19,258	147,675
Series 2025-INV01, Class B1, 144A	6.595(cc)	02/25/70		750	745,547
Series 2025-INV01, Class B2, 144A	6.595(cc)	02/25/70		590	573,397
Series 2025-INV01, Class B3, 144A	6.595(cc)	02/25/70		370	337,437
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		1,070	1,083,723
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		19,258	433,303
NYMT Loan Trust,
Series 2025-CP01, Class A1, 144A	3.750(cc)	11/25/69		11,230	10,781,282
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.083(c)	04/25/34		1,342	1,353,132
OBX Trust,
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		5,848	5,898,083
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		10,243	10,301,661
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65		12,066	12,150,779
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.683(c)	05/25/33		8,636	8,736,985
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.545(c)	03/29/27		6,340	6,405,964
PRET Trust,
Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		4,076	3,913,857
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		7,012	7,012,705
Series 2024-RPL02, Class A1, 144A	3.500(cc)	05/25/54		1,221	1,189,124
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		4,394	4,308,009
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		6,493	6,366,640
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		1,267	1,213,179
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		747	706,472
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		729	681,052
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		257	237,889
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.883(c)	11/25/31		833	843,033
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.883(c)	07/25/33		638	640,266
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.183(c)	09/25/34		475	475,321
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM02, Class A1, 144A	5.732(cc)	02/25/65		7,670	7,735,098
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1	5.033(cc)	12/25/34		65	60,898
Verus Securitization Trust,
Series 2025-02, Class A1, 144A	5.307(cc)	03/25/70		7,463	7,493,390
Series 2025-08, Class A1, 144A	4.869(cc)	09/25/70		5,230	5,220,222
Series 2025-09, Class A1, 144A	4.935(cc)	10/27/70		4,800	4,794,559

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $387,335,210)					391,343,158

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  35

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS 2.7%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes	9.500%	11/12/25		637	$637,000
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	207	188,556
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes	7.000	10/12/28		2,000	2,094,000
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	912,352
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		15,826	15,783,944
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	11,680	13,408,090
Sr. Unsec’d. Notes	4.500	01/28/26		2,550	2,541,075
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	2,460	2,771,011
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		3,407	3,461,512
Sr. Unsec’d. Notes	6.875	01/29/26		5,919	5,930,838
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,513	3,569,208
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	628,060
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		973	1,001,217
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		6,950	6,890,717
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	4,595	5,115,077
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	6,546	7,564,110
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	8,218	9,512,736
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN	1.375	02/10/31		10,000	8,670,749
Japan International Cooperation Agency (Japan),
Gov’t. Gtd. Notes	2.125	10/20/26		10,000	9,830,276
Gov’t. Gtd. Notes	4.000	05/23/28		10,760	10,800,029
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes	2.375	12/15/27		10,000	9,581,250
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.625	11/21/25		10,200	10,194,696
Province of Alberta (Canada),
Sr. Unsec’d. Notes	3.300	03/15/28		1,510	1,487,815
Province of British Columbia (Canada),
Sr. Unsec’d. Notes	6.500	01/15/26		1,645	1,653,493
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN	7.485(cc)	03/02/26		565	571,457
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 12Y	3.750	07/24/26	EUR	20,000	23,200,078
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	10,500	13,261,670
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	4,492	4,843,276
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	5,842	6,740,094
Sr. Unsec’d. Notes	6.250	05/26/28		2,135	2,224,414
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,410	2,598,463
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	492	479,152
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	8,950	10,325,889

TOTAL SOVEREIGN BONDS (cost $189,188,184)					198,472,304

U.S. GOVERNMENT AGENCY OBLIGATIONS 12.6%
Federal Farm Credit Bank	1.230	07/29/30		6,600	5,822,377
Federal Farm Credit Bank	1.550	07/26/30		550	492,452
Federal Farm Credit Bank	2.150	12/01/31		20,000	17,982,198
Federal Farm Credit Bank	2.200	12/09/31		10,000	9,002,740

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	1.500%	02/01/36	16,730	$15,091,725
Federal Home Loan Mortgage Corp.	1.500	05/01/36	465	418,071
Federal Home Loan Mortgage Corp.	2.500	09/01/46	5,000	4,344,092
Federal Home Loan Mortgage Corp.	2.500	01/01/51	453	387,176
Federal Home Loan Mortgage Corp.	2.500	04/01/51	7,842	6,695,705
Federal Home Loan Mortgage Corp.	2.500	05/01/51	4,270	3,626,844
Federal Home Loan Mortgage Corp.	2.500	07/01/51	2,260	1,928,113
Federal Home Loan Mortgage Corp.	2.500	11/01/51	15,140	13,142,857
Federal Home Loan Mortgage Corp.	2.500	12/01/51	5,300	4,528,133
Federal Home Loan Mortgage Corp.	2.500	01/01/52	884	764,600
Federal Home Loan Mortgage Corp.	2.500	02/01/52	1,230	1,047,922
Federal Home Loan Mortgage Corp.	3.000	07/01/46	2,756	2,556,184
Federal Home Loan Mortgage Corp.	3.000	11/01/50	616	551,291
Federal Home Loan Mortgage Corp.	3.000	02/01/52	6,105	5,424,777
Federal Home Loan Mortgage Corp.	3.000	04/01/52	883	790,703
Federal Home Loan Mortgage Corp.	3.000	04/01/52	8,023	7,125,659
Federal Home Loan Mortgage Corp.	3.500	08/01/43	243	231,311
Federal Home Loan Mortgage Corp.	3.500	10/01/45	4,525	4,303,316
Federal Home Loan Mortgage Corp.	3.500	09/01/46	10,624	10,102,774
Federal Home Loan Mortgage Corp.	3.500	11/01/46	4,961	4,718,379
Federal Home Loan Mortgage Corp.	3.500	02/01/52	1,051	973,682
Federal Home Loan Mortgage Corp.	3.500	04/01/52	1,285	1,184,769
Federal Home Loan Mortgage Corp.	3.500	05/01/52	9,169	8,467,233
Federal Home Loan Mortgage Corp.	4.000	05/01/52	6,929	6,604,936
Federal Home Loan Mortgage Corp.	4.500	06/01/52	2,418	2,368,196
Federal Home Loan Mortgage Corp.	5.000	08/01/52	2,998	2,992,671
Federal Home Loan Mortgage Corp.	5.000	09/01/52	11,057	11,054,118
Federal Home Loan Mortgage Corp.	5.000	10/01/52	10,472	10,468,489
Federal Home Loan Mortgage Corp.	5.000	11/01/52	1,729	1,730,600
Federal Home Loan Mortgage Corp.	5.000	12/01/52	1,260	1,259,575
Federal Home Loan Mortgage Corp.	5.000	01/01/53	4,356	4,354,182
Federal Home Loan Mortgage Corp.	5.000	10/01/53	1,482	1,477,567
Federal Home Loan Mortgage Corp.	5.000	10/01/54	369	367,087
Federal Home Loan Mortgage Corp.	5.000	12/01/54	3,027	3,012,185
Federal Home Loan Mortgage Corp.	5.500	11/01/52	26,564	26,989,448
Federal Home Loan Mortgage Corp.	5.500	09/01/53	3,405	3,448,242
Federal Home Loan Mortgage Corp.	5.500	07/01/54	4,311	4,358,900
Federal Home Loan Mortgage Corp.	5.500	09/01/54	2,996	3,028,747
Federal Home Loan Mortgage Corp.	5.500	10/01/54	3,603	3,641,639
Federal Home Loan Mortgage Corp.	5.500	11/01/54	20,799	21,016,200
Federal Home Loan Mortgage Corp.	5.500	01/01/55	74,528	75,306,774
Federal Home Loan Mortgage Corp.	6.000	01/01/53	5,552	5,700,008
Federal Home Loan Mortgage Corp.	6.000	03/01/53	5,966	6,121,785
Federal Home Loan Mortgage Corp.	6.000	03/01/53	7,602	7,878,777
Federal Home Loan Mortgage Corp.	6.000	04/01/53	5,930	6,094,615
Federal Home Loan Mortgage Corp.	6.000	12/01/54	8,148	8,331,910
Federal Home Loan Mortgage Corp.(h)	6.750	03/15/31	545	623,389
Federal National Mortgage Assoc.	1.500	05/01/36	589	529,109
Federal National Mortgage Assoc.	1.500	06/01/36	23,262	20,984,517
Federal National Mortgage Assoc.	2.000	TBA	5,500	4,459,756
Federal National Mortgage Assoc.(k)	2.000	12/01/36	39,297	36,384,067
Federal National Mortgage Assoc.	2.000	05/01/41	1,479	1,295,561
Federal National Mortgage Assoc.	2.500	12/01/34	4,890	4,647,708
Federal National Mortgage Assoc.	2.500	08/01/35	2,157	2,036,574
Federal National Mortgage Assoc.(k)	2.500	08/01/36	52,781	49,840,212
Federal National Mortgage Assoc.	2.500	06/01/50	421	361,002
Federal National Mortgage Assoc.	2.500	10/01/50	1,690	1,438,176
Federal National Mortgage Assoc.	2.500	06/01/51	3,595	3,069,482
Federal National Mortgage Assoc.	2.500	07/01/51	797	680,454
Federal National Mortgage Assoc.	2.500	09/01/51	2,138	1,824,915
Federal National Mortgage Assoc.	2.500	10/01/51	2,175	1,856,223

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  37

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	02/01/52	1,166	$994,674
Federal National Mortgage Assoc.	3.000	03/01/43	19,501	18,063,346
Federal National Mortgage Assoc.	3.000	08/01/43	335	310,166
Federal National Mortgage Assoc.	3.000	04/01/48	542	501,986
Federal National Mortgage Assoc.	3.000	04/01/48	2,608	2,415,454
Federal National Mortgage Assoc.	3.000	10/01/51	531	472,416
Federal National Mortgage Assoc.	3.000	10/01/51	4,644	4,132,873
Federal National Mortgage Assoc.	3.000	12/01/51	1,785	1,590,944
Federal National Mortgage Assoc.	3.000	01/01/52	1,741	1,558,633
Federal National Mortgage Assoc.	3.000	04/01/52	21,568	19,236,898
Federal National Mortgage Assoc.	3.500	11/01/42	1,483	1,411,927
Federal National Mortgage Assoc.	3.500	09/01/44	1,080	1,027,401
Federal National Mortgage Assoc.	3.500	07/01/47	1,507	1,434,711
Federal National Mortgage Assoc.	3.500	07/01/48	7,665	7,281,693
Federal National Mortgage Assoc.	3.500	07/01/51	3,640	3,380,944
Federal National Mortgage Assoc.	3.500	09/01/51	1,336	1,239,724
Federal National Mortgage Assoc.	3.500	05/01/52	16,706	15,427,816
Federal National Mortgage Assoc.	3.500	09/01/52	2,595	2,397,118
Federal National Mortgage Assoc.	4.000	03/01/48	24,411	23,888,633
Federal National Mortgage Assoc.	4.000	04/01/52	927	888,821
Federal National Mortgage Assoc.	4.000	04/01/52	1,084	1,031,717
Federal National Mortgage Assoc.	4.000	05/01/52	7,225	6,886,664
Federal National Mortgage Assoc.	4.500	06/01/52	8,471	8,295,356
Federal National Mortgage Assoc.	4.500	07/01/52	8,477	8,263,628
Federal National Mortgage Assoc.	5.000	08/01/52	3,886	3,884,668
Federal National Mortgage Assoc.	5.000	09/01/52	6,947	6,944,965
Federal National Mortgage Assoc.	5.000	10/01/52	209	208,863
Federal National Mortgage Assoc.	5.000	08/01/53	2,757	2,753,218
Federal National Mortgage Assoc.	5.000	10/01/53	241	240,451
Federal National Mortgage Assoc.	5.000	11/01/54	286	284,987
Federal National Mortgage Assoc.	5.000	12/01/54	1,804	1,795,439
Federal National Mortgage Assoc.	5.000	01/01/55	7,127	7,092,956
Federal National Mortgage Assoc.	5.500	10/01/52	2,422	2,455,777
Federal National Mortgage Assoc.	5.500	11/01/52	4,041	4,112,190
Federal National Mortgage Assoc.	5.500	09/01/54	27,555	27,859,702
Federal National Mortgage Assoc.	5.500	12/01/54	33,068	33,415,114
Federal National Mortgage Assoc.	5.500	01/01/55	15,758	15,923,057
Federal National Mortgage Assoc.	6.000	11/01/52	4,720	4,850,338
Federal National Mortgage Assoc.	6.000	12/01/52	5,657	5,821,974
Federal National Mortgage Assoc.	6.000	01/01/53	3,936	4,042,414
Federal National Mortgage Assoc.	6.000	04/01/53	3,887	3,995,277
Federal National Mortgage Assoc.	6.000	10/01/54	426	436,426
Federal National Mortgage Assoc.	6.000	12/01/54	5,554	5,681,971
Federal National Mortgage Assoc.	6.500	01/01/53	7,956	8,244,185
Federal National Mortgage Assoc.(h)	6.625	11/15/30	605	684,630
Federal National Mortgage Assoc.	7.125	01/15/30	580	656,297
Government National Mortgage Assoc.	2.000	10/20/50	18,059	15,026,417
Government National Mortgage Assoc.	3.500	09/20/51	2,052	1,891,727
Government National Mortgage Assoc.	3.500	12/20/51	21,680	19,971,212
Government National Mortgage Assoc.	3.500	02/20/52	12,393	11,408,710
Government National Mortgage Assoc.	3.500	04/20/52	3,063	2,820,067
Government National Mortgage Assoc.	3.500	07/20/52	2,517	2,325,913
Government National Mortgage Assoc.	4.000	03/20/52	1,067	1,017,894
Government National Mortgage Assoc.	4.000	06/20/52	13,322	12,731,674
Government National Mortgage Assoc.	4.000	08/20/52	15,314	14,627,316
Government National Mortgage Assoc.	4.500	07/20/52	2,222	2,185,072
Government National Mortgage Assoc.	4.500	08/20/52	12,045	11,845,925
Government National Mortgage Assoc.	4.500	09/20/52	5,355	5,264,436
Government National Mortgage Assoc.	5.000	02/20/54	2,616	2,616,071
Government National Mortgage Assoc.	5.500	08/20/54	10,693	10,796,168
Government National Mortgage Assoc.	5.500	09/20/54	9,761	9,856,035

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	5.500%	10/20/54	26,502	$26,746,900
Resolution Funding Corp. Principal Strips, Bonds	5.037(s)	04/15/30	600	505,225
Resolution Funding Corp. Principal Strips, Bonds	5.143(s)	01/15/30	5,535	4,713,855
Tennessee Valley Authority Principal Strips, Bonds	5.270(s)	11/01/25	4,336	4,336,000
U.S. Department of Housing & Urban Development, U.S. Gov’t. Gtd. Notes	4.480	08/01/30	553	552,401
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	2,778	2,728,223

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $900,942,519)				916,828,562

U.S. TREASURY OBLIGATIONS 15.5%
U.S. Treasury Bonds(h)	4.750	05/15/55	345	349,528
U.S. Treasury Bonds(h)	4.875	08/15/45	565	581,950
U.S. Treasury Notes	0.500	04/30/27	213,615	203,935,570
U.S. Treasury Notes(k)	0.750	05/31/26	5,870	5,769,109
U.S. Treasury Notes	1.250	11/30/26	134,030	130,579,775
U.S. Treasury Notes(h)(k)	2.250	02/15/27	243,000	238,671,563
U.S. Treasury Notes	2.750	07/31/27	17,310	17,055,759
U.S. Treasury Notes	3.125	08/31/27	55,050	54,579,065
U.S. Treasury Notes	3.625	08/31/29	265	264,690
U.S. Treasury Notes	3.625	08/31/30	480	478,350
U.S. Treasury Notes	3.625	10/31/30	17,650	17,585,191
U.S. Treasury Notes	3.875	07/31/30	1,633	1,645,375
U.S. Treasury Notes	4.000	01/15/27	63,305	63,534,975
U.S. Treasury Notes(k)	4.125	02/28/27	167,090	168,055,989
U.S. Treasury Notes(h)	4.250	08/15/35	5,575	5,644,688
U.S. Treasury Notes(h)	4.375	12/15/26	211,905	213,394,957
U.S. Treasury Strips Coupon(h)	1.020(s)	05/15/33	75	55,324
U.S. Treasury Strips Coupon(h)	1.398(s)	11/15/41	855	400,047
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	465	208,191
U.S. Treasury Strips Coupon(h)	2.027(s)	05/15/39	1,120	603,578
U.S. Treasury Strips Coupon(h)	2.056(s)	11/15/38	2,240	1,243,165
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	2,275	1,244,141
U.S. Treasury Strips Coupon(h)	2.420(s)	08/15/40	1,500	752,265
U.S. Treasury Strips Coupon(h)	2.857(s)	05/15/31	100	80,789
U.S. Treasury Strips Coupon(h)	3.019(s)	11/15/35	140	91,148
U.S. Treasury Strips Coupon(h)	4.805(s)	02/15/42	45	20,758

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,124,278,407)				1,126,825,940

			Shares

AFFILIATED EXCHANGE-TRADED FUNDS 3.5%
PGIM AAA CLO ETF			2,856,750	147,036,922
PGIM Active High Yield Bond ETF			651,370	23,175,745
PGIM Corporate Bond 0-5 Year ETF			1,425,000	71,970,480
PGIM Corporate Bond 5-10 Year ETF			175,000	8,917,983

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $250,334,435)(wa)				251,101,130

COMMON STOCKS 0.1%

Chemicals 0.0%

TPC Group, Inc.*			17,363	353,042

Hotels, Restaurants & Leisure 0.0%

Codere Group Topco SA (Spain) (Class A1 Stock)*^			1,709	29,548
Codere Group Topco SA (Spain) (Class A2 Stock)*^			4,583	79,239

				108,787

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  39

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Interactive Media & Services 0.0%

Diamond Sports Group LLC*(x)	57,273	$418,837

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica)*(x)	257,178	4,323,934

TOTAL COMMON STOCKS (cost $689,627)		5,204,600

PREFERRED STOCKS 0.0%

Capital Markets 0.0%

State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	114,500

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^(x)	16,694	203,939

TOTAL PREFERRED STOCKS (cost $183,730)		318,439

	Units

WARRANTS* 0.0%

Hotels, Restaurants & Leisure 0.0%

Codere Group Topco SA (Spain), expiring 09/30/34^	18	104

Interactive Media & Services 0.0%

Diamond Sports Group LLC, expiring 06/30/26(x)	107,119	1

TOTAL WARRANTS (cost $699)		105

TOTAL LONG-TERM INVESTMENTS (cost $7,004,376,581)		7,070,484,868

	Shares

SHORT-TERM INVESTMENTS 3.1%

AFFILIATED MUTUAL FUNDS 3.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wa)	184,968,252	184,968,252
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $44,200,448; includes $44,015,877 of cash collateral for securities on loan)(b)(wa)	44,232,571	44,206,031

TOTAL AFFILIATED MUTUAL FUNDS (cost $229,168,700)		229,174,283

OPTIONS PURCHASED*~ 0.0% (cost $133,229)		29,363

TOTAL SHORT-TERM INVESTMENTS (cost $229,301,929)		229,203,646

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.6% (cost $7,233,678,510)		7,299,688,514

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Value

OPTIONS WRITTEN*~ (0.0)%
(premiums received $2,213,864)	$(1,336,901)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.6%
(cost $7,231,464,646)	7,298,351,613

Liabilities in excess of other assets(z) (0.6)%	(46,411,274)

NET ASSETS 100.0%	$7,251,940,339

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $36,311,077 and 0.5% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,057,436; cash collateral of $44,015,877 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A, 9.250%, 10/01/29	01/21/25	$2,779,500	$2,467,487	0.0%
Diamond Sports Group LLC*	01/02/25	149,955	418,837	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	36	36	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	24	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	58,730	203,939	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	310,724	4,323,934	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	6,240,000	6,224,400	0.1
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.460%(c), 05/31/26^(d)	05/18/21	9,290,119	8,268,206	0.1

Total		$18,829,088	$21,906,840	0.3%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at October 31, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $129,026)^	131	$129,830	$804	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $215,042)^	218	216,384	1,342	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $2,520,000)	2,520	2,536,808	16,808	—

		$2,883,022	$18,954	$—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  41

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward Commitment Contract:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc. (proceeds receivable $127,503,574)	5.500%	TBA	12/11/25	(126,000)	$(127,208,785)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$99.75	226	565	$1,412

(cost $3,182)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		26,280	$142
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		52,560	281
Currency Option EUR vs CZK	Call	JPM	11/05/25	26.00	—	EUR	4,968	—
Currency Option EUR vs CZK	Call	JPM	11/05/25	26.00	—	EUR	2,207	—
Currency Option EUR vs HUF	Call	CITI	11/04/25	440.00	—	EUR	4,174	—
Currency Option EUR vs HUF	Call	MSI	11/05/25	430.00	—	EUR	3,678	—
Currency Option EUR vs HUF	Call	MSI	11/26/25	430.00	—	EUR	3,678	97
Currency Option EUR vs PLN	Call	MSI	11/13/25	5.00	—	EUR	3,726	—
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00	—	EUR	1,851	78
Currency Option EUR vs RON	Call	CITI	11/05/25	5.80	—	EUR	3,653	—
Currency Option EUR vs TRY	Call	JPM	11/18/25	99.00	—	EUR	7,454	2,483
Currency Option EUR vs TRY	Call	CITI	11/20/25	99.00	—	EUR	7,413	3,105
Currency Option EUR vs TRY	Call	JPM	11/27/25	99.00	—	EUR	12,972	5,414
Currency Option USD vs BRL	Call	HSBC	11/06/25	7.00	—		4,230	—
Currency Option USD vs BRL	Call	MSI	11/25/25	7.00	—		4,230	65
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70	—		33,908	28
Currency Option USD vs COP	Call	MSI	11/13/25	5,000.00	—		4,322	1
Currency Option USD vs KRW	Call	MSI	11/12/25	1,600.00	—		1,723	—
Currency Option USD vs KRW	Call	JPM	12/22/25	1,650.00	—		11,287	151
Currency Option USD vs TRY	Call	JPM	11/11/25	99.00	—		4,228	537
Currency Option USD vs TRY	Call	CITI	11/13/25	99.00	—		8,625	1,039
Currency Option USD vs TRY	Call	JPM	11/27/25	99.00	—		4,228	2,190
Currency Option USD vs TWD	Call	MSI	11/13/25	34.00	—		4,322	5
Currency Option USD vs TWD	Call	JPM	11/20/25	33.00	—		4,336	162
Currency Option USD vs ZAR	Call	MSI	11/13/25	21.00	—		4,312	10
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20	—	EUR	5,553	7,840
Currency Option EUR vs USD	Put	CITI	11/04/25	1.00	—	EUR	3,648	—
Currency Option USD vs CLP	Put	CITI	11/13/25	800.00	—		4,341	—
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90	—		33,908	4,227
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		20,378	10
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		5,814	3
Currency Option USD vs JPY	Put	CITI	11/13/25	130.00	—		8,615	—
Currency Option USD vs JPY	Put	MSI	11/20/25	130.00	—		4,341	1
Currency Option USD vs JPY	Put	CITI	12/02/25	125.00	—		8,672	7
Currency Option USD vs TWD	Put	MSI	11/12/25	22.00	—		8,709	—
Currency Option USD vs TWD	Put	MSI	11/19/25	23.00	—		4,178	2
Currency Option USD vs TWD	Put	CITI	11/19/25	27.00	—		6,504	73
Currency Option USD vs TWD	Put	MSI	11/21/25	20.00	—		2,093	—
Currency Option USD vs ZAR	Put	MSI	11/13/25	15.00	—		1,754	—

Total OTC Traded (cost $130,047)								$27,951

Total Options Purchased (cost $133,229)								$29,363

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25	103	258	$(643)

(premiums received $492)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	JPM	11/05/25	24.28	—	EUR	4,968	$ (16,994)
Currency Option EUR vs CZK	Call	JPM	11/05/25	24.36	—	EUR	2,207	(2,533)
Currency Option EUR vs HUF	Call	CITI	11/04/25	390.00	—	EUR	4,174	(1,798)
Currency Option EUR vs HUF	Call	MSI	11/26/25	390.00	—	EUR	3,678	(16,515)
Currency Option EUR vs PLN	Call	MSI	11/13/25	4.25	—	EUR	3,726	(16,371)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29	—	EUR	1,851	(13,809)
Currency Option EUR vs RON	Call	CITI	11/05/25	5.11	—	EUR	3,653	(2,592)
Currency Option EUR vs TRY	Call	JPM	11/18/25	52.00	—	EUR	7,454	(30,536)
Currency Option EUR vs TRY	Call	CITI	11/20/25	52.00	—	EUR	7,413	(35,910)
Currency Option EUR vs TRY	Call	JPM	11/27/25	52.00	—	EUR	12,972	(86,113)
Currency Option USD vs BRL	Call	MSI	11/25/25	5.50	—		4,230	(23,311)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22	—		33,908	(5,740)
Currency Option USD vs COP	Call	MSI	11/13/25	3,950.00	—		4,322	(12,020)
Currency Option USD vs KRW	Call	MSI	11/12/25	1,400.00	—		1,723	(35,706)
Currency Option USD vs KRW	Call	JPM	12/22/25	1,385.00	—		11,287	(354,702)
Currency Option USD vs TRY	Call	JPM	11/11/25	44.00	—		4,228	(7,425)
Currency Option USD vs TRY	Call	CITI	11/13/25	44.50	—		8,625	(15,172)
Currency Option USD vs TRY	Call	JPM	11/27/25	43.00	—		4,228	(35,894)
Currency Option USD vs TWD	Call	MSI	11/13/25	30.30	—		4,322	(73,030)
Currency Option USD vs TWD	Call	JPM	11/20/25	30.25	—		4,336	(81,837)
Currency Option USD vs ZAR	Call	MSI	11/13/25	17.60	—		4,312	(10,272)
Currency Option EUR vs USD	Put	CITI	11/04/25	1.18	—	EUR	3,648	(81,618)
Currency Option USD vs CLP	Put	CITI	11/13/25	940.00	—		4,341	(28,712)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		13,092	(11,713)
Currency Option USD vs JPY	Put	CITI	11/13/25	150.90	—		8,615	(7,439)
Currency Option USD vs JPY	Put	MSI	11/20/25	150.90	—		4,341	(7,884)
Currency Option USD vs JPY	Put	CITI	12/02/25	154.00	—		8,672	(90,187)
Currency Option USD vs TWD	Put	MSI	11/12/25	29.25	—		8,709	(420)
Currency Option USD vs TWD	Put	MSI	11/19/25	29.50	—		4,178	(1,174)
Currency Option USD vs TWD	Put	CITI	11/19/25	30.30	—		6,504	(9,757)
Currency Option USD vs TWD	Put	MSI	11/21/25	29.50	—		2,093	(697)
Currency Option USD vs ZAR	Put	MSI	11/13/25	17.40	—		1,754	(14,373)

Total OTC Traded (premiums received $1,860,771)								$(1,132,254)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	424,710	$(61,919)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	96,510	(16,010)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	30,000	(27,117)
CDX.NA.IG.45.V1, 12/20/30	Put	BNP	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	133,800	(98,958)

Total OTC Swaptions (premiums received $352,601)								$(204,004)

Total Options Written (premiums received $2,213,864)								$(1,336,901)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  43

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Futures contracts outstanding at October 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10,412	2 Year U.S. Treasury Notes	Dec. 2025	$2,168,217,661	$(1,044,588)
1,318	20 Year U.S. Treasury Bonds	Dec. 2025	154,617,875	4,351,759

				3,307,171

Short Positions:
365	30 Day Federal Funds	Jan. 2026	146,445,152	160,655
2,345	3 Month CME SOFR	Dec. 2025	562,213,750	244,865
150	5 Year Euro-Bobl	Dec. 2025	20,446,858	(41,950)
696	5 Year U.S. Treasury Notes	Dec. 2025	76,010,814	309,073
93	10 Year Euro-Bund	Dec. 2025	13,870,149	(89,114)
1,019	10 Year U.S. Treasury Notes	Dec. 2025	114,812,646	228,626
985	10 Year U.S. Ultra Treasury Notes	Dec. 2025	113,752,114	(518,606)
693	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	84,047,906	(2,973,547)
114	Euro Schatz Index	Dec. 2025	14,070,537	10,408
90	CBOE iBoxx iShares Investment Grade Corporate Bond Index	Dec. 2025	13,148,550	(165,093)

				(2,834,683)

				$472,488

Bond forward contracts outstanding at October 31, 2025:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Bond Forward Contracts:

U.S. Treasury Bond 3.625%, 08/31/27	GSI	12/11/25	336,000	$100.34	$337,144,231	$336,291,319	$—	$(852,912)

Forward foreign currency exchange contracts outstanding at October 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/25	GSI	BRL	121,325	$22,653,037	$22,521,688	$—	$(131,349)
Expiring 11/04/25	MSI	BRL	17,222	3,179,000	3,196,919	17,919	—
Expiring 12/02/25	GSI	BRL	126,174	23,456,391	23,263,222	—	(193,169)
Chilean Peso,
Expiring 12/17/25	BNP	CLP	5,702,048	5,972,000	6,050,458	78,458	—
Expiring 12/17/25	CACI	CLP	4,111,606	4,238,463	4,362,836	124,373	—
Expiring 12/17/25	TD	CLP	2,508,662	2,680,000	2,661,948	—	(18,052)
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	44,028	6,202,000	6,200,995	—	(1,005)
Expiring 12/17/25	HSBC	CNH	60,723	8,574,000	8,552,276	—	(21,724)
Expiring 12/17/25	JPM	CNH	44,326	6,246,000	6,242,903	—	(3,097)
Expiring 12/17/25	MSI	CNH	52,185	7,348,000	7,349,852	1,852	—
Expiring 12/17/25	MSI	CNH	44,627	6,291,000	6,285,320	—	(5,680)
Expiring 12/17/25	MSI	CNH	22,978	3,241,000	3,236,202	—	(4,798)
Expiring 12/17/25	SSB	CNH	80,881	11,390,000	11,391,351	1,351	—
Expiring 12/17/25	UAG	CNH	39,739	5,599,000	5,596,942	—	(2,058)
Colombian Peso,
Expiring 12/17/25	BOA	COP	12,971,243	3,296,000	3,343,259	47,259	—
Expiring 12/17/25	HSBC	COP	13,076,587	3,359,000	3,370,411	11,411	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	90,032	4,329,000	4,273,054	—	(55,946)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 11/05/25	CITI	EUR	12,316	$14,352,000	$14,200,477	$—	$(151,523)
Expiring 01/22/26	CITI	EUR	1,840	2,162,000	2,131,074	—	(30,926)
Expiring 01/22/26	MSI	EUR	8,297	9,692,400	9,607,959	—	(84,441)
Indian Rupee,
Expiring 12/17/25	BOA	INR	584,186	6,553,500	6,563,478	9,978	—
Expiring 12/17/25	BOA	INR	220,994	2,505,000	2,482,921	—	(22,079)
Expiring 12/17/25	CITI	INR	206,971	2,322,000	2,325,379	3,379	—
Expiring 12/17/25	HSBC	INR	481,361	5,394,000	5,408,212	14,212	—
Expiring 12/17/25	HSBC	INR	248,457	2,801,000	2,791,481	—	(9,519)
Expiring 12/17/25	MSI	INR	438,639	4,923,000	4,928,228	5,228	—
Expiring 12/17/25	MSI	INR	241,564	2,711,000	2,714,031	3,031	—
Expiring 12/17/25	SCB	INR	5,063,999	57,131,559	56,895,355	—	(236,204)
Expiring 12/17/25	SCB	INR	529,907	5,949,000	5,953,646	4,646	—
Expiring 12/17/25	SCB	INR	489,752	5,494,500	5,502,495	7,995	—
Indonesian Rupiah,
Expiring 12/17/25	BOA	IDR	80,151,054	4,819,000	4,815,244	—	(3,756)
Expiring 12/17/25	HSBC	IDR	143,209,845	8,625,000	8,603,634	—	(21,366)
Expiring 12/17/25	HSBC	IDR	98,424,340	5,996,000	5,913,050	—	(82,950)
Expiring 12/17/25	HSBC	IDR	87,011,153	5,209,500	5,227,379	17,879	—
Expiring 12/17/25	HSBC	IDR	82,099,293	4,934,000	4,932,288	—	(1,712)
Expiring 12/17/25	HSBC	IDR	81,362,019	4,954,000	4,887,995	—	(66,005)
Expiring 12/17/25	HSBC	IDR	72,217,551	4,382,000	4,338,622	—	(43,378)
Expiring 12/17/25	HSBC	IDR	68,725,035	4,148,000	4,128,802	—	(19,198)
Expiring 12/17/25	HSBC	IDR	59,533,802	3,579,000	3,576,619	—	(2,381)
Expiring 12/17/25	HSBC	IDR	53,647,799	3,263,000	3,223,005	—	(39,995)
Expiring 12/17/25	HSBC	IDR	50,378,309	3,010,500	3,026,583	16,083	—
Expiring 12/17/25	SCB	IDR	73,544,723	4,418,000	4,418,355	355	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	1,353,774	8,993,934	8,857,647	—	(136,287)
Expiring 01/22/26	MSI	JPY	604,650	4,018,122	3,956,181	—	(61,941)
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	203,715	6,805,230	6,626,383	—	(178,847)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	31,225	8,864,781	9,261,883	397,102	—
Expiring 12/17/25	CITI	PEN	15,613	4,439,196	4,630,942	191,746	—
Expiring 12/17/25	CITI	PEN	14,929	4,408,000	4,428,157	20,157	—
Expiring 12/17/25	CITI	PEN	13,371	3,795,000	3,965,922	170,922	—
Expiring 12/17/25	CITI	PEN	12,210	3,618,000	3,621,651	3,651	—
Expiring 12/17/25	CITI	PEN	11,964	3,521,999	3,548,558	26,559	—
Expiring 12/17/25	CITI	PEN	10,501	3,116,000	3,114,819	—	(1,181)
Expiring 12/17/25	CITI	PEN	9,933	2,922,000	2,946,149	24,149	—
Expiring 12/17/25	CITI	PEN	8,492	2,512,000	2,518,704	6,704	—
Expiring 12/17/25	CITI	PEN	6,924	2,049,600	2,053,626	4,026	—
Expiring 12/17/25	CITI	PEN	5,392	1,588,310	1,599,203	10,893	—
Expiring 12/17/25	CITI	PEN	4,444	1,300,818	1,318,035	17,217	—
Expiring 12/17/25	CITI	PEN	4,414	1,300,597	1,309,131	8,534	—
Expiring 12/17/25	SCB	PEN	15,441	4,537,000	4,579,960	42,960	—
Expiring 12/17/25	SCB	PEN	13,442	3,824,000	3,987,041	163,041	—
Expiring 12/17/25	SSB	PEN	15,613	4,430,001	4,630,942	200,941	—
Philippine Peso,
Expiring 12/17/25	MSI	PHP	1,505,329	26,183,502	25,626,769	—	(556,733)
Expiring 12/17/25	MSI	PHP	233,328	4,000,818	3,972,179	—	(28,639)
Expiring 12/17/25	SCB	PHP	137,690	2,405,000	2,344,037	—	(60,963)
Expiring 12/17/25	UAG	PHP	102,087	1,744,182	1,737,932	—	(6,250)
Singapore Dollar,
Expiring 12/17/25	MSI	SGD	5,610	4,325,000	4,325,380	380	—
Expiring 12/17/25	MSI	SGD	4,537	3,545,000	3,498,489	—	(46,511)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  45

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 12/17/25	UAG	SGD	4,220	$3,295,000	$3,254,211	$—	$(40,789)
South African Rand,
Expiring 12/17/25	BARC	ZAR	42,722	2,429,601	2,456,115	26,514	—
South Korean Won,
Expiring 12/17/25	JPM	KRW	6,986,952	5,054,511	4,899,006	—	(155,505)
Thai Baht,
Expiring 12/17/25	BOA	THB	84,748	2,625,000	2,630,971	5,971	—
Expiring 12/17/25	CITI	THB	122,729	3,775,000	3,810,073	35,073	—
Expiring 12/17/25	HSBC	THB	84,850	2,594,000	2,634,126	40,126	—
Expiring 12/17/25	HSBC	THB	72,859	2,232,000	2,261,884	29,884	—
Expiring 12/17/25	JPM	THB	111,265	3,419,000	3,454,173	35,173	—
Expiring 12/17/25	JPM	THB	105,070	3,272,000	3,261,870	—	(10,130)
Expiring 12/17/25	MSI	THB	71,507	2,206,000	2,219,921	13,921	—
Expiring 12/17/25	SCB	THB	155,896	4,799,000	4,839,713	40,713	—

				$461,332,052	$460,677,731	1,881,766	(2,536,087)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/25	GSI	BRL	126,174	$23,612,665	$23,421,837	$190,828	$—
Expiring 11/04/25	GSI	BRL	12,373	2,309,000	2,296,769	12,231	—
British Pound,
Expiring 01/22/26	BNY	GBP	35,961	47,803,123	47,243,272	559,851	—
Chilean Peso,
Expiring 12/17/25	BOA	CLP	2,468,838	2,567,000	2,619,691	—	(52,691)
Expiring 12/17/25	CITI	CLP	2,582,536	2,694,000	2,740,336	—	(46,336)
Expiring 12/17/25	CITI	CLP	2,097,423	2,180,000	2,225,581	—	(45,581)
Expiring 12/17/25	HSBC	CLP	5,302,555	5,587,000	5,626,555	—	(39,555)
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	29,833	4,216,000	4,201,643	14,357	—
Expiring 12/17/25	TD	CNH	310,408	43,791,001	43,718,161	72,840	—
Colombian Peso,
Expiring 12/17/25	CITI	COP	6,533,894	1,671,500	1,684,072	—	(12,572)
Expiring 12/17/25	CITI	COP	6,483,569	1,659,900	1,671,101	—	(11,201)
Expiring 12/17/25	GSI	COP	8,788,528	2,197,132	2,265,190	—	(68,058)
Expiring 12/17/25	GSI	COP	7,753,764	1,932,980	1,998,485	—	(65,505)
Expiring 12/17/25	HSBC	COP	6,539,300	1,679,750	1,685,465	—	(5,715)
Expiring 12/17/25	MSI	COP	8,788,528	2,212,397	2,265,189	—	(52,792)
Czech Koruna,
Expiring 01/22/26	BNP	CZK	255,616	12,274,338	12,131,847	142,491	—
Euro,
Expiring 11/05/25	BOA	EUR	3,391	3,932,448	3,909,951	22,497	—
Expiring 11/05/25	CITI	EUR	8,984	10,419,552	10,358,683	60,869	—
Expiring 01/22/26	DB	EUR	264,462	307,390,459	306,240,772	1,149,687	—
Expiring 01/22/26	SSB	EUR	199,338	233,606,173	230,828,545	2,777,628	—
Expiring 01/22/26	UAG	EUR	199,338	232,947,362	230,828,546	2,118,816	—
Indian Rupee,
Expiring 12/17/25	BOA	INR	1,261,935	14,310,000	14,178,166	131,834	—
Expiring 12/17/25	BOA	INR	383,848	4,332,000	4,312,630	19,370	—
Expiring 12/17/25	BOA	INR	288,722	3,276,000	3,243,868	32,132	—
Expiring 12/17/25	MSI	INR	774,102	8,758,400	8,697,244	61,156	—
Expiring 12/17/25	MSI	INR	341,409	3,868,000	3,835,820	32,180	—
Expiring 12/17/25	SCB	INR	420,144	4,749,000	4,720,429	28,571	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 12/17/25	BOA	IDR	42,523,776	$2,555,500	$2,554,706	$794	$—
Expiring 12/17/25	BOA	IDR	42,163,666	2,535,000	2,533,071	1,929	—
Expiring 12/17/25	HSBC	IDR	40,269,174	2,426,000	2,419,256	6,744	—
Expiring 12/17/25	HSBC	IDR	21,262,146	1,277,850	1,277,368	482	—
Expiring 12/17/25	HSBC	IDR	18,227,325	1,095,300	1,095,045	255	—
Expiring 12/17/25	JPM	IDR	62,515,741	3,782,208	3,755,765	26,443	—
Expiring 12/17/25	JPM	IDR	42,617,475	2,565,000	2,560,335	4,665	—
Expiring 12/17/25	SCB	IDR	62,783,338	3,802,000	3,771,842	30,158	—
Mexican Peso,
Expiring 12/17/25	DB	MXN	67,740	3,597,003	3,628,024	—	(31,021)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	17,932	5,122,000	5,318,748	—	(196,748)
Expiring 12/17/25	CITI	PEN	12,541	3,589,000	3,719,751	—	(130,751)
Expiring 12/17/25	CITI	PEN	12,452	3,559,000	3,693,303	—	(134,303)
Expiring 12/17/25	CITI	PEN	12,271	3,500,000	3,639,759	—	(139,759)
Expiring 12/17/25	CITI	PEN	10,704	3,054,000	3,174,831	—	(120,831)
Expiring 12/17/25	CITI	PEN	9,640	2,761,000	2,859,367	—	(98,367)
Expiring 12/17/25	SCB	PEN	12,444	3,561,000	3,691,037	—	(130,037)
Expiring 12/17/25	SSB	PEN	12,727	3,619,000	3,774,953	—	(155,953)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	233,175	3,998,000	3,969,585	28,415	—
Expiring 12/17/25	CITI	PHP	228,233	3,909,500	3,885,441	24,059	—
Expiring 12/17/25	CITI	PHP	195,052	3,334,000	3,320,578	13,422	—
Expiring 12/17/25	CITI	PHP	193,769	3,300,000	3,298,737	1,263	—
Expiring 12/17/25	CITI	PHP	163,485	2,784,000	2,783,171	829	—
Expiring 12/17/25	CITI	PHP	82,385	1,390,410	1,402,518	—	(12,108)
Expiring 12/17/25	HSBC	PHP	290,149	4,936,000	4,939,514	—	(3,514)
Expiring 12/17/25	HSBC	PHP	241,107	4,138,000	4,104,610	33,390	—
Expiring 12/17/25	HSBC	PHP	195,607	3,353,000	3,330,026	22,974	—
Expiring 12/17/25	MSI	PHP	110,118	1,888,809	1,874,645	14,164	—
Expiring 12/17/25	SCB	PHP	70,108	1,189,760	1,193,518	—	(3,758)
Polish Zloty,
Expiring 01/22/26	JPM	PLN	25,385	6,958,000	6,868,004	89,996	—
Expiring 01/22/26	JPM	PLN	12,434	3,391,000	3,364,021	26,979	—
Expiring 01/22/26	MSI	PLN	23,651	6,448,823	6,398,938	49,885	—
Expiring 01/22/26	MSI	PLN	8,056	2,205,615	2,179,659	25,956	—
Expiring 01/22/26	UAG	PLN	7,645	2,101,385	2,068,514	32,871	—
Singapore Dollar,
Expiring 12/17/25	BOA	SGD	3,340	2,590,000	2,575,060	14,940	—
Expiring 12/17/25	BOA	SGD	3,242	2,538,000	2,499,584	38,416	—
Expiring 12/17/25	JPM	SGD	5,518	4,338,000	4,254,945	83,055	—
Expiring 12/17/25	JPM	SGD	4,562	3,529,000	3,517,351	11,649	—
Expiring 12/17/25	MSI	SGD	76,492	59,883,701	58,979,584	904,117	—
Expiring 12/17/25	SSB	SGD	7,043	5,466,000	5,430,657	35,343	—
Expiring 12/17/25	TD	SGD	3,974	3,071,000	3,064,439	6,561	—
Expiring 12/17/25	UAG	SGD	3,667	2,873,000	2,827,519	45,481	—
South Korean Won,
Expiring 12/17/25	BOA	KRW	8,268,261	5,797,000	5,797,416	—	(416)
Expiring 12/17/25	BOA	KRW	5,621,557	3,955,500	3,941,639	13,861	—
Expiring 12/17/25	MSI	KRW	8,831,391	6,172,000	6,192,263	—	(20,263)
Expiring 12/17/25	SCB	KRW	7,064,459	4,986,000	4,953,352	32,648	—
Thai Baht,
Expiring 12/17/25	CITI	THB	87,883	2,775,000	2,728,288	46,712	—
Expiring 12/17/25	CITI	THB	79,977	2,535,000	2,482,845	52,155	—
Expiring 12/17/25	HSBC	THB	387,743	12,071,881	12,037,318	34,563	—
Expiring 12/17/25	JPM	THB	106,925	3,315,000	3,319,453	—	(4,453)
Expiring 12/17/25	MSI	THB	387,743	12,306,951	12,037,318	269,633	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  47

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/17/25	MSI	THB	152,992	$4,741,000	$4,749,577	$—	$(8,577)
Expiring 12/17/25	MSI	THB	87,063	2,682,000	2,702,838	—	(20,838)
Expiring 12/17/25	MSI	THB	85,574	2,651,000	2,656,619	—	(5,619)
Expiring 12/17/25	MSI	THB	67,715	2,149,000	2,102,184	46,816	—

				$1,244,130,376	$1,236,248,737	9,498,961	(1,617,322)

						$11,380,727	$(4,153,409)

Credit default swap agreements outstanding at October 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:

Arab Republic of Egypt	12/20/30	1.000%(Q)	2,000	$195,680	$933	$194,747	BOA
Dominican Republic	12/20/30	1.000%(Q)	2,000	44,151	933	43,218	BOA
Emirate of Abu Dhabi	12/20/30	1.000%(Q)	2,000	(70,101)	933	(71,034)	BOA
Federal Republic of Nigeria	12/20/30	1.000%(Q)	2,000	241,236	933	240,303	BOA
Federation of Malaysia	12/20/30	1.000%(Q)	2,000	(59,657)	933	(60,590)	BOA
Federative Republic of Brazil	12/20/30	1.000%(Q)	9,000	148,873	4,199	144,674	BOA
Kingdom of Bahrain	12/20/30	1.000%(Q)	2,000	56,375	933	55,442	BOA
Kingdom of Morocco	12/20/30	1.000%(Q)	2,000	(23,522)	933	(24,455)	BOA
Kingdom of Saudi Arabia	12/20/30	1.000%(Q)	9,000	(171,494)	4,199	(175,693)	BOA
People’s Republic of China	12/20/30	1.000%(Q)	9,000	(264,424)	4,199	(268,623)	BOA
Republic of Argentina	12/20/30	1.000%(Q)	2,000	506,284	933	505,351	BOA
Republic of Chile	12/20/30	1.000%(Q)	4,000	(93,695)	1,866	(95,561)	BOA
Republic of Colombia	12/20/30	1.000%(Q)	6,000	239,404	2,799	236,605	BOA
Republic of Indonesia	12/20/30	1.000%(Q)	7,000	(93,198)	3,266	(96,464)	BOA
Republic of Ivory Coast	12/20/30	1.000%(Q)	2,000	146,394	933	145,461	BOA
Republic of Panama	12/20/30	1.000%(Q)	3,000	36,681	1,400	35,281	BOA
Republic of Peru	12/20/30	1.000%(Q)	3,000	(52,504)	1,400	(53,904)	BOA
Republic of Philippines	12/20/30	1.000%(Q)	3,000	(63,840)	1,400	(65,240)	BOA
Republic of South Africa	12/20/30	1.000%(Q)	9,000	200,729	4,199	196,530	BOA
Republic of Turkey	12/20/30	1.000%(Q)	9,000	565,332	4,199	561,133	BOA

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Sultanate of Oman	12/20/30	1.000%(Q)	2,000	$(30,619)	$933	$(31,552)	BOA
United Mexican States	12/20/30	1.000%(Q)	9,000	(44,238)	4,199	(48,437)	BOA

				$1,413,847	$46,655	$1,367,192

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:

CDX.EM.44.V1	12/20/30	1.000%(Q)	100,000	1.356%	$(1,507,489)	$(56,529)	$(1,450,960)	BOA

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:

GS_24-PCA	08/02/27	1.650%(M)	15,170	*	$21,670	$(5,617)	$27,287	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):

Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		4,000	$(49,020)	$56,001	$(105,021)	BARC
Kingdom of Bahrain	06/20/28	1.000%(Q)		2,000	(2,060)	—	(2,060)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		10,000	(147,492)	(56,384)	(91,108)	GSI
Republic of France	12/20/30	0.250%(Q)		6,040	(24,641)	(18,536)	(6,105)	BARC
Republic of Italy	12/20/30	1.000%(Q)		9,060	(294,379)	(351,320)	56,941	BARC
Republic of Panama	06/20/28	1.000%(Q)		10,670	(80,320)	(53,469)	(26,851)	DB
Republic of Romania	12/20/29	1.000%(Q)	EUR	10,500	108,713	335,186	(226,473)	BARC
Republic of South Africa	06/20/26	1.000%(Q)		20,000	(123,947)	38,075	(162,022)	GSI
Republic of South Africa	12/20/28	1.000%(Q)		5,000	(27,284)	94,132	(121,416)	GSI

					$(640,430)	$43,685	$(684,115)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  49

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):

Alphabet, Inc.	06/20/30	1.000%(Q)		7,945	0.297%	$248,737	$203,029	$45,708	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		27,250	0.228%	59,177	30,614	28,563	CITI
Bank of America Corp.	12/20/25	1.000%(Q)		5,820	0.228%	12,639	5,619	7,020	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		835	*	4,354	—	4,354	GSI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	4,305	0.248%	29,306	21,765	7,541	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		665	*	3,876	—	3,876	GSI
Catalonia, Autonomous Community of	12/20/25	1.000%(Q)		3,000	0.110%	7,170	(769)	7,939	DB
Citigroup, Inc.	12/20/25	1.000%(Q)		5,820	0.248%	12,479	5,696	6,783	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		21,730	0.300%	194,685	170,202	24,483	GSI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	6,430	0.134%	17,102	9,154	7,948	BARC
Commerzbank AG	12/20/25	1.000%(Q)	EUR	3,955	0.134%	10,519	5,531	4,988	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		3,250	0.430%	15,321	12,253	3,068	BARC
General Motors Co.	06/20/26	5.000%(Q)		3,580	0.231%	128,870	88,375	40,495	GSI
Halliburton Co.	12/20/26	1.000%(Q)		1,600	0.215%	15,944	3,480	12,464	GSI
Hellenic Republic	12/20/26	1.000%(Q)		6,998	0.090%	79,281	72,233	7,048	BARC
Hellenic Republic	06/20/27	1.000%(Q)		1,440	0.137%	21,496	16,416	5,080	BARC
Hellenic Republic	12/20/27	1.000%(Q)		1,080	0.162%	19,961	14,583	5,378	BARC
Kingdom of Norway	12/20/25	—%(Q)		20,000	0.032%	(884)	(1,328)	444	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		1,310	0.173%	5,614	3,850	1,764	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		1,310	0.193%	8,145	6,119	2,026	CITI
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)		2,700	*	5,836	(8,737)	14,573	BOA
Morgan Stanley	12/20/25	1.000%(Q)		5,820	0.221%	12,697	5,619	7,078	GSI
Oracle Corp.	06/20/30	1.000%(Q)		3,650	0.778%	38,470	77,080	(38,610)	GSI
Pacific Life	08/20/35	2.500%(Q)		1,000	2.794%	(19,554)	(4)	(19,550)	GSI
Petroleos Mexicanos	12/24/25	3.750%(M)		1,536	1.156%	7,190	—	7,190	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)		10,000	*	100,397	—	100,397	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		12,160	*	262,738	—	262,738	GSI
Republic of Argentina	12/21/26	5.000%(Q)		4,000	*	(7,136)	(47,111)	39,975	MSI
Republic of France	06/20/26	5.000%(Q)	EUR	1,385	1.981%	39,330	25,407	13,923	GSI
Republic of France	06/20/27	0.250%(Q)		3,280	0.130%	7,203	6,556	647	BARC
Republic of France	12/20/30	0.250%(Q)		6,040	0.359%	(29,267)	(38,172)	8,905	BARC
Republic of France	06/20/35	0.250%(Q)		2,390	0.670%	(79,441)	(81,324)	1,883	BARC

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of France	06/20/35	0.250%(Q)		1,540	0.670%	$(51,188)	$(54,164)	$2,976	BARC
Republic of Italy	12/20/30	1.000%(Q)		9,060	0.335%	294,379	263,263	31,116	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		2,500	1.093%	(931)	(62,653)	61,722	MSI
Republic of Panama^	06/20/28	1.000%(Q)		10,670	*	(36,059)	(79,489)	43,430	DB
Republic of Romania	12/20/26	1.000%(Q)		667	0.597%	3,749	3,730	19	BOA
Republic of Serbia	06/20/29	1.000%(Q)		1,165	1.243%	(8,269)	(17,315)	9,046	BARC
Simon Property Group LP	06/20/26	1.000%(Q)		3,240	0.124%	21,733	4,764	16,969	GSI
Slovak Republic	12/20/27	1.000%(Q)		2,410	0.160%	44,654	41,554	3,100	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		5,410	0.972%	6,966	(16,936)	23,902	GSI
State of Qatar	12/20/26	1.000%(Q)		3,435	0.074%	39,529	33,968	5,561	BARC
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	10,855	0.061%	6,748	2,413	4,335	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	13,030	0.139%	14,835	12,721	2,114	BARC
U.S. Treasury Notes	06/20/27	0.250%(Q)	EUR	3,400	0.235%	2,051	(638)	2,689	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		3,370	0.134%	22,221	15,420	6,801	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		4,820	0.207%	29,805	12,799	17,006	GSI

						$1,622,478	$765,573	$856,905

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  51

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at October 31, 2025:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
11,394	4.67%(A)	10,500	3.10%(A)	JPM	09/27/29	$(636,437)	$—	$(636,437)

Interest rate swap agreements outstanding at October 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.969%	$(448,713)	$368,668	$817,381
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.969%	398,509	526,601	128,092
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.969%	(22,856)	94,022	116,878
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.969%	143,032	422,598	279,566
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 3.969%	(27,897)	133,446	161,343
	86,205	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.220%	243,326	560,468	317,142
	141,225	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 4.220%	—	(35,638)	(35,638)
	20,835	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.220%	3,854	(197,898)	(201,752)
	200,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.220%	38,052	3,154,980	3,116,928
	114,725	01/28/29	4.110%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(2,394,590)	(2,394,590)
	124,475	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.220%	(132,349)	(3,622,399)	(3,490,050)
	43,620	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.220%	—	(39,111)	(39,111)
	10,735	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.220%	(74,863)	(370,015)	(295,152)
	16,863	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.220%	—	190,065	190,065
	6,455	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.220%	2,946,494	2,988,103	41,609
	53,275	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.220%	779,132	1,557,202	778,070
	9,505	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.220%	73,662	457,092	383,430
	33,250	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.220%	—	947,470	947,470
	53,000	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.220%	(971,041)	(1,448,800)	(477,759)

					$2,948,342	$3,292,264	$343,922

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
BRL 123,650	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(587,620)	$—	$(587,620)	GSI
BRL 123,650	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	551,448	—	551,448	GSI

				$(36,172)	$—	$(36,172)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at October 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.220%	BNP	12/22/25	(64,280)	$(3,293,036)	$—	$(3,293,036)
U.S. Treasury Notes(T)	1 Day USOIS +20bps(T)/ 4.060%	JPM	11/13/25	102,600	688,680	—	688,680
U.S. Treasury Notes(T)	1 Day USOIS +20bps(T)/ 4.060%	JPM	11/13/25	217,100	1,450,842	—	1,450,842

					$(1,153,514)	$—	$(1,153,514)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$1,744,262	$(950,495)	$6,049,008	$(7,758,822)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$25,473,046

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$49,174,374	$—
Collateralized Loan Obligations	—	1,314,927,101	—
Consumer Loans	—	85,398,572	—
Equipment	—	10,826,701	—
Home Equity Loans	—	155,446,257	—
Other	—	69,897,507	—
Residential Mortgage-Backed Securities	—	1,300,744	626,135
Student Loans	—	1,390,288	—
Commercial Mortgage-Backed Securities	—	525,664,491	—
Corporate Bonds	—	1,852,788,962	13,530,973
Floating Rate and Other Loans	—	80,740,635	12,034,499
Municipal Bonds	—	6,643,391	—
Residential Mortgage-Backed Securities	—	381,901,476	9,441,682
Sovereign Bonds	—	198,472,304	—
U.S. Government Agency Obligations	—	916,828,562	—
U.S. Treasury Obligations	—	1,126,825,940	—
Affiliated Exchange-Traded Funds	251,101,130	—	—
Common Stocks	—	5,095,813	108,787
Preferred Stocks	114,500	—	203,939
Warrants	—	1	104
Short-Term Investments
Affiliated Mutual Funds	229,174,283	—	—
Options Purchased	1,412	27,951	—

Total	$480,391,325	$6,783,351,070	$35,946,119

Liabilities
Options Written	$(643)	$(1,336,258)	$—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  53

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$16,808	$2,146
Futures Contracts	5,305,386	—	—
OTC Forward Foreign Currency Exchange Contracts	—	11,380,727	—
OTC Packaged Credit Default Swap Agreements	—	2,381,139	—
OTC Credit Default Swap Agreements	—	1,586,719	398,871
Centrally Cleared Interest Rate Swap Agreements	—	7,277,974	—
OTC Interest Rate Swap Agreement	—	551,448	—
OTC Total Return Swap Agreements	—	2,139,522	—

Total	$5,305,386	$25,334,337	$401,017

Liabilities
Forward Commitment Contract	$—	$(127,208,785)	$—
Futures Contracts	(4,832,898)	—	—
OTC Bond Forward Contract	—	(852,912)	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,153,409)	—
OTC Packaged Credit Default Swap Agreements	—	(2,474,781)	—
OTC Credit Default Swap Agreements	—	(945,813)	(36,059)
OTC Currency Swap Agreement	—	(636,437)	—
Centrally Cleared Interest Rate Swap Agreements	—	(6,934,052)	—
OTC Interest Rate Swap Agreement	—	(587,620)	—
OTC Total Return Swap Agreement	—	(3,293,036)	—

Total	$(4,832,898)	$(147,086,845)	$(36,059)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, bond forward contracts, forward foreign currency exchange contracts, centrally cleared swap contracts, and unfunded loan commitments are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Collateralized Loan Obligations	18.1%
U.S. Treasury Obligations	15.5
U.S. Government Agency Obligations	12.6
Commercial Mortgage-Backed Securities	7.3
Banks	6.1
Residential Mortgage-Backed Securities	5.4
Affiliated Exchange-Traded Funds	3.5
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	3.1
Sovereign Bonds	2.7
Home Equity Loans	2.1
Oil & Gas	1.8
Electric	1.6
Pipelines	1.5
Foods	1.4
Auto Manufacturers	1.3
Telecommunications	1.3
Consumer Loans	1.2
Diversified Financial Services	1.0
Other	1.0
Aerospace & Defense	0.8
Retail	0.8
Real Estate Investment Trusts (REITs)	0.7
Media	0.7
Automobiles	0.7
Leisure Time	0.6
Commercial Services	0.5
Pharmaceuticals	0.5
Airlines	0.4

Internet	0.4%
Mining	0.4
Home Builders	0.4
Auto Parts & Equipment	0.4
Packaging & Containers	0.3
Chemicals	0.3
Agriculture	0.3
Entertainment	0.3
Building Materials	0.3
Engineering & Construction	0.3
Holding Companies-Diversified	0.3
Healthcare-Services	0.2
Transportation	0.2
Multi-National	0.2
Semiconductors	0.2
Machinery-Diversified	0.2
Lodging	0.2
Equipment	0.2
Healthcare-Products	0.1
Software	0.1
Computers	0.1
Household Products/Wares	0.1
Trucking & Leasing	0.1
Metal Fabricate/Hardware	0.1
Insurance	0.1
Iron/Steel	0.1
Municipal Bonds	0.1
Gas	0.1
Wireless Telecommunication Services	0.1

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Industry Classification (continued):

Office/Business Equipment	0.1%
Investment Companies	0.1
Electrical Components & Equipment	0.0	*
Real Estate	0.0	*
Shipbuilding	0.0	*
Home Furnishings	0.0	*
Apparel	0.0	*
Coal	0.0	*
Housewares	0.0	*
Miscellaneous Manufacturing	0.0	*
Toys/Games/Hobbies	0.0	*
Student Loans	0.0	*
Interactive Media & Services	0.0	*
Biotechnology	0.0	*

Water	0.0	*%
Capital Markets	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Electronics	0.0	*
Options Purchased	0.0	*

	100.6
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.6)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Premiums paid for OTC swap agreements	$1,744,262		Premiums received for OTC swap agreements	$950,495

Credit contracts	—	—		Options written outstanding, at value	204,004
Credit contracts	Unrealized appreciation on OTC swap agreements	3,358,038		Unrealized depreciation on OTC swap agreements	3,241,729
Foreign exchange contracts	Unaffiliated investments	27,528		Options written outstanding, at value	1,132,254
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	11,380,727		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,153,409
Interest rate contracts	Due from/to broker-variation margin futures	5,305,386	*	Due from/to broker-variation margin futures	4,832,898	*
Interest rate contracts	Due from/to broker-variation margin swaps	7,277,974	*	Due from/to broker-variation margin swaps	6,934,052	*
Interest rate contracts	Unaffiliated investments	1,835		Options written outstanding, at value	643
Interest rate contracts	—	—		Unrealized depreciation on OTC bond forward contracts	852,912
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,690,970		Unrealized depreciation on OTC swap agreements	4,517,093

		$31,786,720			$26,819,489

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  55

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(486,607)	$1,283,838	$—	$—	$(3,507,061)
Foreign exchange contracts	(1,295,161)	6,107,842	—	(30,212,280)	—
Interest rate contracts	220,205	165,500	9,793,589	—	(10,327,600)

Total	$(1,561,563)	$7,557,180	$9,793,589	$(30,212,280)	$(13,834,661)

(1)  Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$ (1,785)	$ 95,631	$ —	$ —	$ —	$ 542,692
Foreign exchange contracts	33,216	811,578	—	—	4,204,280	—
Interest rate contracts	(154,855)	98,244	(16,210,278)	(852,912)	—	7,039,119

Total	$(123,424)	$1,005,453	$(16,210,278)	$(852,912)	$4,204,280	$7,581,811

(2)  Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 303,800
Options Written (2)	595,749,866
Futures Contracts - Long Positions (2)	2,113,761,546
Futures Contracts - Short Positions (2)	1,072,491,138
Bond Forward Contracts - Purchased (2)	67,200,000
Forward Foreign Currency Exchange Contracts - Purchased (3)	290,564,344
Forward Foreign Currency Exchange Contracts - Sold (3)	959,845,737
Cross Currency Exchange Contracts (4)	1,987,905
Interest Rate Swap Agreements (2)	1,375,452,463
Credit Default Swap Agreements - Buy Protection (2)	284,899,470
Credit Default Swap Agreements - Sell Protection (2)	298,146,707
Currency Swap Agreements (2)	11,393,550
Total Return Swap Agreements (2)	881,209,677

*     Average volume is based on average quarter end balances for the year ended October 31, 2025.

(1)  Cost.

(2)  Notional Amount in USD.

(3)  Value at Settlement Date.

(4)  Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$43,057,436	$(43,057,436)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$1,071,613	$(985,519)	$86,094	$—	$86,094
BNP	220,949	(3,528,281)	(3,307,332)	3,307,332	—
BNY	559,851	—	559,851	(553,615)	6,236
BOA	2,777,202	(2,587,726)	189,476	—	189,476
CACI	124,373	—	124,373	(90,000)	34,373
CITI	1,229,532	(1,411,112)	(181,580)	—	(181,580)
DB	1,201,056	(191,599)	1,009,457	—	1,009,457
GSI	2,161,984	(2,488,189)	(326,205)	326,205	—
HSBC	228,003	(357,012)	(129,009)	—	(129,009)
JPM	2,436,350	(1,630,025)	806,325	—	806,325
MSI	1,548,116	(1,218,369)	329,747	—	329,747
SCB	351,087	(430,962)	(79,875)	—	(79,875)
SSB	3,015,263	(155,953)	2,859,310	(2,104,701)	754,609
TD	79,401	(18,052)	61,349	—	61,349
UAG	2,197,168	(49,097)	2,148,071	(1,408,333)	739,738

	$19,201,948	$(15,051,896)	$4,150,052	$(523,112)	$3,626,940

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  57

PGIM Short Duration Multi-Sector Bond Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value, including securities on loan of $43,057,436:
Unaffiliated investments (cost $6,754,175,375)	$6,819,413,101
Affiliated investments (cost $479,503,135)	480,275,413
Cash	15,839
Foreign currency, at value (cost $4,508,790)	4,455,449
Receivable for investments sold	233,407,174
Dividends and interest receivable	46,331,574
Receivable for Fund shares sold	28,465,630
Unrealized appreciation on OTC forward foreign currency exchange contracts	11,380,727
Unrealized appreciation on OTC swap agreements	6,049,008
Premiums paid for OTC swap agreements	1,744,262
Due from broker—variation margin swaps	527,432
Due from broker—variation margin futures	185,615
Unrealized appreciation on unfunded loan commitments	18,954
Prepaid expenses	48,081

Total Assets	7,632,318,259

Liabilities

Payable for investments purchased	176,555,164
Forward commitment contracts, at value (proceeds receivable $127,503,574)	127,208,785
Payable to broker for collateral for securities on loan	44,015,877
Payable for Fund shares purchased	11,881,535
Unrealized depreciation on OTC swap agreements	7,758,822
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,153,409
Accrued expenses and other liabilities	2,813,342
Management fee payable	1,590,815
Options written outstanding, at value (premiums received $2,213,864)	1,336,901
Dividends and Distributions payable	1,039,545
Premiums received for OTC swap agreements	950,495
Unrealized depreciation on OTC bond forward contracts	852,912
Distribution fee payable	203,724
Directors’ fees payable	9,873
Affiliated transfer agent fee payable	6,721

Total Liabilities	380,377,920

Net Assets	$7,251,940,339

Net assets were comprised of:
Common stock, at par	$808,763
Paid-in capital in excess of par	7,428,583,444
Total distributable earnings (loss)	(177,451,868)

Net assets, October 31, 2025	$7,251,940,339

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A

Net asset value and redemption price per share, ($761,632,610 ÷ 85,115,940 shares of common stock issued and outstanding)	$8.95
Maximum sales charge (2.25% of offering price)	0.21

Maximum offering price to public	$9.16

Class C

Net asset value, offering price and redemption price per share, ($53,202,363 ÷ 5,941,748 shares of common stock issued and outstanding)	$8.95

Class Z

Net asset value, offering price and redemption price per share, ($3,766,197,032 ÷ 419,361,320 shares of common stock issued and outstanding)	$8.98

Class R6

Net asset value, offering price and redemption price per share, ($2,670,908,334 ÷ 298,343,614 shares of common stock issued and outstanding)	$8.95

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 59

PGIM Short Duration Multi-Sector Bond Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Income
Interest income	$316,835,075
Affiliated dividend income	7,741,155
Unaffiliated dividend income	145,592
Income from securities lending, net (including affiliated income of $128,593)	130,929

Total income	324,852,751

Expenses
Management fee	20,093,879
Distribution fee(a)	2,139,573
Transfer agent’s fees and expenses (including affiliated expense of $50,152)(a)	4,152,799
Shareholders’ reports	322,874
Custodian and accounting fees	321,697
Registration fees(a)	299,761
Directors’ fees	89,080
Professional fees	86,739
Audit fee	74,196
SEC registration fees	73,145
Miscellaneous	101,763

Total expenses	27,755,506
Less: Fee waiver and/or expense reimbursement(a)	(2,697,959)

Net expenses	25,057,547

Net investment income (loss)	299,795,204

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(16,234))	(9,221,064)
Affiliated net capital gain distributions received	23,884
Futures transactions	9,793,589
Forward and cross currency contract transactions	(30,212,280)
Options written transactions	7,557,180
Swap agreement transactions	(13,834,661)
Foreign currency transactions	(10,676,776)

(46,570,128)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $690,822)	127,031,784
Futures	(16,210,278)
Bond forward contracts	(852,912)
Forward and cross currency contracts	4,204,280
Options written	1,005,453
Swap agreements	7,581,811
Foreign currencies	126,797
Unfunded loan commitments	18,608

122,905,543

Net gain (loss) on investment and foreign currency transactions	76,335,415

Net Increase (Decrease) In Net Assets Resulting From Operations	$376,130,619

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,644,084	495,489	—	—
Transfer agent’s fees and expenses	272,365	39,457	3,782,425	58,552
Registration fees	47,915	22,111	129,410	100,325
Fee waiver and/or expense reimbursement	(96,599)	(7,263)	(2,093,342)	(500,755)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$299,795,204	$204,389,163
Net realized gain (loss) on investment and foreign currency transactions	(46,570,128)	(58,970,787)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	122,905,543	168,701,295

Net increase (decrease) in net assets resulting from operations	376,130,619	314,119,671

Dividends and Distributions
Distributions from distributable earnings
Class A	(31,948,061)	(16,269,441)
Class C	(2,031,089)	(1,107,443)
Class Z	(166,587,506)	(87,939,972)
Class R6	(119,703,273)	(72,672,380)

	(320,269,929)	(177,989,236)

Tax return of capital distributions
Class A	(932,613)	—
Class C	(59,291)	—
Class Z	(4,862,947)	—
Class R6	(3,494,324)	—

	(9,349,175)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,613,807,241	3,403,241,695
Net asset value of shares issued in reinvestment of dividends and distributions	316,821,465	171,972,268
Cost of shares purchased	(1,998,447,809)	(1,501,263,839)

Net increase (decrease) in net assets from Fund share transactions	1,932,180,897	2,073,950,124

Total increase (decrease)	1,978,692,412	2,210,080,559

Net Assets:

Beginning of year	5,273,247,927	3,063,167,368

End of year	$7,251,940,339	$5,273,247,927

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 61

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.89	$8.57	$8.53	$9.45	$9.51
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.43	0.37	0.20	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11	0.27	0.08	(0.85)	(0.01)
Total from investment operations	0.51	0.70	0.45	(0.65)	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.38)	(0.41)	(0.27)	(0.22)
Tax return of capital distributions	(0.01)	-	-	-	-
Total dividends and distributions	(0.45)	(0.38)	(0.41)	(0.27)	(0.22)
Net asset value, end of year	$8.95	$8.89	$8.57	$8.53	$9.45
Total Return(b):	5.90%	8.28%	5.32%	(6.98)%	1.73%

Ratios/Supplemental Data:
Net assets, end of year (000)	$761,633	$549,671	$271,456	$246,197	$268,235
Average net assets (000)	$657,634	$390,234	$257,907	$258,305	$253,168
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.62%	0.64%	0.65%	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	0.63%	0.66%	0.67%	0.67%	0.67%
Net investment income (loss)	4.52%	4.83%	4.33%	2.23%	1.76%
Portfolio turnover rate(d)(e)	104%	80%	48%	33%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.90	$8.57	$8.54	$9.46	$9.52
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.35	0.30	0.12	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10	0.28	0.06	(0.85)	- (b)
Total from investment operations	0.43	0.63	0.36	(0.73)	0.09
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.30)	(0.33)	(0.19)	(0.15)
Tax return of capital distributions	(0.01)	-	-	-	-
Total dividends and distributions	(0.38)	(0.30)	(0.33)	(0.19)	(0.15)
Net asset value, end of year	$8.95	$8.90	$8.57	$8.54	$9.46
Total Return(c):	4.92%	7.47%	4.30%	(7.77)%	0.91%

Ratios/Supplemental Data:
Net assets, end of year (000)	$53,202	$43,662	$25,175	$24,563	$34,006
Average net assets (000)	$49,549	$33,134	$25,880	$28,904	$35,068
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.44%	1.50%	1.51%	1.50%	1.47%
Expenses before waivers and/or expense reimbursement	1.45%	1.52%	1.53%	1.52%	1.49%
Net investment income (loss)	3.70%	3.99%	3.47%	1.34%	0.96%
Portfolio turnover rate(e)(f)	104%	80%	48%	33%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 63

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.93	$8.60	$8.56	$9.49	$9.55
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.45	0.39	0.22	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10	0.28	0.08	(0.86)	- (b)
Total from investment operations	0.52	0.73	0.47	(0.64)	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.40)	(0.43)	(0.29)	(0.25)
Tax return of capital distributions	(0.01)	-	-	-	-
Total dividends and distributions	(0.47)	(0.40)	(0.43)	(0.29)	(0.25)
Net asset value, end of year	$8.98	$8.93	$8.60	$8.56	$9.49
Total Return(c):	6.02%	8.65%	5.58%	(6.81)%	2.00%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,766,197	$2,716,397	$1,407,587	$1,368,302	$1,633,850
Average net assets (000)	$3,286,096	$1,990,400	$1,313,260	$1,499,104	$1,435,782
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses before waivers and/or expense reimbursement	0.45%	0.45%	0.46%	0.47%	0.46%
Net investment income (loss)	4.75%	5.10%	4.58%	2.47%	2.02%
Portfolio turnover rate(e)(f)	104%	80%	48%	33%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.90	$8.57	$8.54	$9.46	$9.52
Income (loss) from investment operations:
Net investment income (loss)	0.43	0.46	0.40	0.23	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10	0.28	0.06	(0.85)	- (b)
Total from investment operations	0.53	0.74	0.46	(0.62)	0.20
Less Dividends and Distributions:
Dividends from net investment income	(0.47)	(0.41)	(0.43)	(0.30)	(0.26)
Tax return of capital distributions	(0.01)	-	-	-	-
Total dividends and distributions	(0.48)	(0.41)	(0.43)	(0.30)	(0.26)
Net asset value, end of year	$8.95	$8.90	$8.57	$8.54	$9.46
Total Return(c):	6.10%	8.74%	5.54%	(6.67)%	2.07%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,670,908	$1,963,518	$1,358,949	$1,452,006	$1,306,914
Average net assets (000)	$2,327,328	$1,598,996	$1,387,391	$1,426,498	$1,054,215
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32%	0.32%	0.32%	0.32%	0.32%
Expenses before waivers and/or expense reimbursement	0.34%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	4.82%	5.18%	4.64%	2.59%	2.07%
Portfolio turnover rate(e)(f)	104%	80%	48%	33%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 65

PGIM Total Return Bond Fund

Schedule of Investments

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 98.0%

ASSET-BACKED SECURITIES 22.7%

Automobiles 0.7%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A	6.022%	05/17/32		2,072	$2,100,228
Series 2024-A, Class D, 144A	6.315	05/17/32		1,036	1,050,176
Series 2024-B, Class D, 144A	5.410	09/15/32		2,966	2,977,089
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020	02/20/27		17,133	17,062,833
Series 2023-04A, Class A, 144A	5.490	06/20/29		13,963	14,340,955
Series 2023-08A, Class A, 144A	6.020	02/20/30		49,700	52,040,269
Series 2024-01A, Class A, 144A	5.360	06/20/30		105,243	108,491,999
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.683(c)	12/26/31		1,535	1,539,896
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		3,028	3,034,213
JPMorgan Chase Bank NA,
Series 2021-01, Class R, 144A	28.348	09/25/28		1,563	1,563,394
Series 2021-02, Class G, 144A	8.482	12/26/28		885	886,019
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		4,244	4,241,112
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	24,931,185
Series 2022-01A, Class D, 144A	5.900	12/16/30		8,465	8,485,477
Series 2025-01A, Class A, 144A	5.360	04/16/35		67,700	69,642,604
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class R, 144A	0.000	08/15/28		27	1,786,428
Santander Drive Auto Receivables Trust,
Series 2023-06, Class C	6.400	03/17/31		7,800	8,034,852
Series 2024-02, Class D	6.280	08/15/31		18,820	19,323,554
Series 2025-03, Class D	5.110	09/15/31		9,200	9,206,457
Westlake Automobile Receivables Trust,
Series 2025-02A, Class C, 144A	4.850	01/15/31		25,200	25,297,547

					376,036,287

Collateralized Loan Obligations 18.5%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.414(c)	04/20/37		67,750	67,949,171
Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	5.666(c)	04/15/34		6,500	6,496,735
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.170(c)	07/21/38		85,494	85,666,074
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.254(c)	10/20/37		47,750	47,883,008
Series 2024-37A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.097(c)	04/22/38		20,000	20,033,320
AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	3.014(c)	06/15/34	EUR	9,500	10,920,029
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-18A, Class B1, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 0.000%)	5.666(c)	04/15/34		6,000	5,993,929
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.335(c)	07/15/37		124,500	124,816,491
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.274(c)	04/20/35		21,000	21,012,491
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class ARR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.387(c)	10/22/38	EUR	64,200	73,955,582
Series 08A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.165(c)	10/25/38	EUR	18,400	21,237,031
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.218(c)	10/26/37		35,350	35,439,110
Armada Euro CLO DAC (Ireland),
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.199(c)	04/15/39	EUR	135,850	156,858,963
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.559(c)	11/27/31		17,068	17,071,111
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	2.959(c)	06/22/34	EUR	17,000	19,577,463
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	3.209(c)	06/22/34	EUR	14,000	16,125,788

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Aurium CLO DAC (Ireland), (cont’d.)
Series 08A, Class AR, 144A, 3 Month EURIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.333%(c)	10/16/38	EUR	80,474	$92,858,192
Avoca CLO DAC (Ireland),
Series 11A, Class ARRR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.316(c)	10/15/38	EUR	91,000	104,891,150
Series 18A, Class BR, 144A, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 1.950%)	3.976(c)	01/15/38	EUR	31,700	36,586,323
Series 29A, Class AR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.280(c)	10/15/38	EUR	32,000	36,854,204
Bain Capital Credit CLO (Cayman Islands),
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.114(c)	04/19/34		27,000	27,015,301
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.274(c)	10/16/37		27,000	27,074,250
Bain Capital Euro CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	2.889(c)	07/15/34	EUR	47,750	54,994,836
Barings CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.382(c)	03/31/38		30,000	30,073,518
Barings Euro CLO DAC (Ireland),
Series 2019-01A, Class AR, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	2.986(c)	04/15/36	EUR	13,600	15,594,661
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.504(c)	04/20/37		43,250	43,403,287
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.995(c)	04/24/34		35,500	35,497,653
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	03/09/34		49,500	49,533,447
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.325(c)	10/15/37		27,500	27,575,457
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.336(c)	10/15/34		11,525	11,524,961
BlueMountain CLO Ltd. (Cayman Islands),
Series 2020-30A, Class AR2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.055(c)	04/15/35		71,825	71,842,956
BlueMountain Fuji Eur CLO DAC (Ireland),
Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.559(c)	01/15/33	EUR	13,200	15,215,112
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.626(c)	04/15/31	EUR	46,196	52,936,486
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.316(c)	07/20/34		19,410	19,410,000
Bryant Park Funding Ltd. (Cayman Islands),
Series 2023-21A, Class AR, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.181(c)	10/18/38		40,500	40,570,016
Capital Four CLO DAC (Ireland),
Series 06A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	3.795(c)	10/25/36	EUR	85,250	98,464,725
Series 06A, Class B, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	4.515(c)	10/25/36	EUR	19,000	21,952,009
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.764(c)	03/15/32	EUR	6,142	7,067,855
Carlyle Global Market Strategies Euro CLO DAC (Ireland),
Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	2.795(c)	01/25/32	EUR	10,559	12,145,684
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.270(c)	10/21/37		16,250	16,284,486
Series 2021-05A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.204(c)	03/31/38		98,380	98,625,950
CarVal CLO Ltd. (United Kingdom),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.277(c)	10/22/37		20,000	20,053,908
CBAM Ltd. (Cayman Islands),
Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.812(c)	10/17/38		29,090	29,102,788
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.326(c)	01/20/35		57,678	57,700,610
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.254(c)	10/20/37		56,010	56,166,201
Series 2021-07A, Class AR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.950(c)	01/23/35		63,250	63,216,256
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.145(c)	10/15/38		58,300	58,358,125
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.220(c)	07/21/38		70,150	70,326,729
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.414(c)	04/20/37		35,390	35,491,414
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.226(c)	10/15/37	EUR	102,050	117,764,110

See Notes to Financial Statements.

PGIM Total Return Bond Fund  67

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	5.748%(c)	01/25/37		41,000	$41,105,350
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	2.644(c)	09/15/31	EUR	51,355	59,190,177
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.788(c)	01/23/32	EUR	107,063	123,386,215
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	17,227,989
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.504(c)	04/20/37		32,300	32,412,162
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	5.754(c)	10/20/36		25,750	25,821,433
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.234(c)	10/20/37		48,010	48,125,848
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.584(c)	10/20/37		47,450	47,548,886
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.242(c)	10/17/37		59,650	59,799,059
Series 2020-04A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.582(c)	10/17/37		23,500	23,543,113
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.414(c)	04/20/37		36,500	36,605,562
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.404(c)	04/20/37		53,915	54,069,143
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.584(c)	10/20/37		43,000	43,091,345
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.122(c)	03/22/38		155,000	155,257,997
Series 2025-04A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.636(c)	07/17/38		49,000	49,120,947
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.634(c)	03/31/38		93,500	93,727,579
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.012(c)	10/14/35		115,000	115,212,738
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.364(c)	10/20/37		102,500	102,839,398
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.314(c)	07/20/37		21,850	21,910,463
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.264(c)	01/20/38		39,700	39,814,288
Series 2024-18A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.634(c)	01/20/38		37,500	37,580,415
Golub Capital Partners CLO 37B Ltd. (Cayman Islands),
Series 2017-19RA, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.040(c)	10/20/36		80,000	80,000,000
Series 2017-19RA, Class A2R3, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.290(c)	10/20/36		3,000	3,005,597
Golub Capital Partners CLO 69M,
Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	0.010(c)	10/25/37		50,000	50,013,650
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.150(c)	04/26/31		795	795,491
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.626(c)	05/24/38	EUR	103,000	118,810,995
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.515(c)	07/25/37	EUR	39,750	45,941,307
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.035(c)	12/25/35	EUR	17,250	19,890,655
Series 05A, Class B2, 144A	2.100	10/25/34	EUR	15,000	16,129,651
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.265(c)	04/25/39	EUR	77,200	89,285,286
Series 14A, Class A, 144A, 3 Month EURIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.255(c)	03/25/38	EUR	121,000	139,303,146
HPS Loan Management Ltd.,
Series 2025-26A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.599(c)	07/20/38		55,750	55,880,845
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	3.795(c)	01/26/38	EUR	99,750	115,232,569
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.815(c)	01/26/38	EUR	20,000	23,132,185
ICG US CLO Ltd. (Cayman Islands),
Series 2024-R1A, Class A, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.278(c)	01/25/38		45,950	46,082,639
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B2, 144A	1.950	04/15/33	EUR	10,000	11,060,081
Series 09A, Class AR, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.384(c)	07/20/38	EUR	40,000	46,087,931
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.924(c)	10/20/34		54,500	54,472,494
Jubilee CLO DAC (Ireland),
Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	3.009(c)	07/15/34	EUR	30,000	34,540,259
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.346(c)	01/15/31		224	224,192

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

KKR CLO Ltd. (Cayman Islands), (cont’d.)
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.316%(c)	07/20/34		14,750	$14,752,348
LCM Ltd. (Cayman Islands),
Series 39A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.655(c)	10/15/34		25,000	24,983,190
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.826(c)	07/15/32	EUR	93,451	107,449,073
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.457(c)	01/22/37		57,750	57,947,222
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.264(c)	10/16/37		78,750	78,963,208
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.384(c)	04/18/37		126,465	126,932,617
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.138(c)	07/27/34		78,500	78,554,463
Series 2025-70A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.532(c)	09/04/38		50,000	50,122,865
Magnetite Ltd. (Cayman Islands),
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.168(c)	01/25/38		70,000	70,140,770
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.661(c)	08/15/37		55,000	55,160,275
Marble Point CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.074(c)	10/20/36		55,000	55,077,715
Market Street CLO Ltd. (Cayman Islands),
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	0.010(c)	03/20/38		100,100	100,127,327
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	5.932(c)	04/21/31		2,242	2,242,681
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.626(c)	05/15/37	EUR	102,500	118,499,931
Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.580% (Cap N/A, Floor 1.580%)	3.584(c)	01/20/39	EUR	6,000	6,970,138
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.369(c)	04/15/38	EUR	75,650	87,218,638
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.173(c)	10/12/30		22,607	22,606,939
Nassau Euro CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.359(c)	10/15/39	EUR	53,930	62,100,128
Series 04A, Class B, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.154(c)	07/20/38	EUR	20,000	23,091,127
Navesink CLO Ltd. (Cayman Islands),
Series 2024-02A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.105(c)	04/15/36		40,000	40,054,700
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.244(c)	10/19/38		28,850	28,922,027
NGC Euro CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.229(c)	01/15/39	EUR	72,550	83,290,509
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	2.885(c)	07/22/34	EUR	98,400	112,988,048
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	3.165(c)	07/22/34	EUR	19,000	21,854,543
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.334(c)	07/19/37		84,529	84,771,395
Series 2019-20A, Class AR2, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.198(c)	10/25/38		75,000	75,201,915
Oak Hill Credit Partners Ltd. (Cayman Islands),
Series 2014-10RA, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.014(c)	04/20/38		110,300	110,230,732
Obra CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.364(c)	01/20/38		87,000	87,283,420
Octagon Alto Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.024(c)	10/20/36		105,000	105,103,425
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2018-01A, Class A3R, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.684(c)	10/20/37		35,000	35,090,423
Octagon Investment Partners Ltd.,
Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.705(c)	10/31/37		18,750	18,796,954
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2025-15A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.124(c)	03/31/38		80,000	80,103,576
OFSI BSL Ltd. (Cayman Islands),
Series 2021-10A, Class BR, 144A, 3 Month SOFR + 1.830% (Cap N/A, Floor 1.830%)	5.714(c)	04/20/34		25,650	25,607,860
Palmer Square European CLO DAC (Ireland),
Series 2021-02A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	0.010(c)	03/15/38	EUR	24,300	28,009,395

See Notes to Financial Statements.

PGIM Total Return Bond Fund  69

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Penta CLO DAC (Ireland),
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.266%(c)	10/17/38	EUR	34,750	$40,017,385
Pikes Peak CLO (Cayman Islands),
Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.104(c)	04/20/38		4,900	4,906,155
Pikes Peak CLO Ltd. (United Kingdom),
Series 2023-15A, Class AR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.104(c)	10/20/38		41,500	41,548,426
Polen Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.204(c)	03/06/38		49,800	49,889,959
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.316(c)	07/15/31		1,680	1,679,707
Providus CLO DAC (Ireland),
Series 02A, Class BRR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.909(c)	10/15/38	EUR	27,915	32,191,412
Rad CLO Ltd. (Cayman Islands),
Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 1.400%)	5.521(c)	04/23/34		12,000	11,976,712
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.484(c)	04/20/37		42,200	42,342,758
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.235(c)	04/25/38	EUR	131,500	151,634,468
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.285(c)	09/06/37		96,500	96,774,060
Regatta VII Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R3, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	5.050(c)	06/20/34		45,000	44,978,531
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.305(c)	01/15/38		20,500	20,542,339
Series 2022-02A, Class A1R2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	03/20/38		40,250	40,309,168
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.196(c)	03/15/38		70,600	70,783,143
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.441(c)	03/31/38		32,000	32,069,056
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.309(c)	07/15/38	EUR	44,500	51,272,767
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.285(c)	10/25/37	EUR	133,615	153,703,461
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.998(c)	07/25/31		15,038	15,035,695
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.603(c)	05/07/31		6,196	6,197,973
Signal Harmonic CLO DAC (Ireland),
Series 01A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	3.969(c)	07/15/38	EUR	24,600	28,417,260
Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.274(c)	10/20/37		40,000	40,100,000
Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.157(c)	01/22/38		26,600	26,652,910
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.284(c)	07/18/37		50,000	50,107,140
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	5.764(c)	01/20/36		45,250	45,359,166
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	10/20/37		22,600	22,663,257
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	5.674(c)	01/20/37		65,000	65,136,032
Series 2021-17A, Class A2R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.332(c)	04/17/38		3,250	3,253,199
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.859(c)	07/15/36	EUR	74,920	86,446,332
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.586(c)	02/15/37	EUR	61,750	71,324,113
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.372(c)	08/25/38	EUR	31,000	35,749,159
Sound Point CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.198(c)	04/25/35		45,000	45,042,475
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.866(c)	01/17/32	EUR	18,316	21,063,231
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.895(c)	04/25/30	EUR	67,816	77,895,214
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	2.738(c)	02/20/30	EUR	101,291	116,402,346
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	2.894(c)	07/18/34	EUR	75,050	86,261,388

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class B1R, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	5.646%(c)	04/20/33		10,000	$9,992,086
TCW CLO AMR Ltd. (Cayman Islands),
Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	6.135(c)	08/16/34		16,600	16,615,800
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	4.934(c)	04/20/34		87,500	87,445,837
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.245(c)	03/31/38		20,950	21,011,608
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.454(c)	07/20/37		43,000	43,124,120
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	5.754(c)	01/20/36		105,500	105,749,824
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.105(c)	07/15/34		47,250	47,250,000
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.855(c)	01/15/36		27,500	27,573,939
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.334(c)	07/18/37		56,000	56,158,833
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.055(c)	07/25/34	EUR	83,050	95,580,650
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.016(c)	07/15/34	EUR	100,250	115,338,488
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.676(c)	04/15/37	EUR	98,750	113,987,400
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.276(c)	04/15/38	EUR	149,000	171,416,302
Trimaran CAVU Ltd.,
Series 2025-02A, Class A, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.614(c)	03/18/38		70,750	70,893,092
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class BR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	0.010(c)	01/15/39	EUR	31,600	36,423,740
Vendome Funding CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	2.954(c)	07/20/34	EUR	73,900	85,177,888
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.304(c)	07/20/34	EUR	24,000	27,662,720
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.426(c)	01/15/32		13,590	13,604,322
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.994(c)	10/20/34		57,450	57,429,266
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.246(c)	07/18/31		10,058	10,057,933
Series 2018-33A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	5.716(c)	07/15/31		8,000	7,999,619
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	5.296(c)	04/15/34		10,000	10,004,139
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.855(c)	01/15/37		50,000	50,128,870
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	10/18/37		47,690	47,823,360
Wind River CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.314(c)	07/20/37		41,700	41,813,095

					9,644,726,941

Consumer Loans 0.6%

Affirm Asset Securitization Trust,
Series 2024-A, Class 1B, 144A	5.930	02/15/29		3,000	3,009,568
Series 2024-A, Class 1C, 144A	6.160	02/15/29		3,000	3,006,925
Series 2024-A, Class 1D, 144A	6.890	02/15/29		2,000	2,008,859
Affirm Master Trust,
Series 2025-03A, Class A, 144A	4.450	10/16/34		35,000	34,905,335
GreenSky Home Improvement Issuer Trust,
Series 2024-02, Class A4, 144A	5.150	10/27/59		10,019	10,172,286
Series 2025-02A, Class A4, 144A	4.890	06/25/60		18,465	18,608,789
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59		6,300	6,463,641
Series 2024-01, Class A4, 144A	5.670	06/25/59		8,072	8,264,152
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		15,477	15,198,554
Mariner Finance Issuance Trust,
Series 2025-BA, Class A, 144A	4.590	11/22/38		25,600	25,627,661

See Notes to Financial Statements.

PGIM Total Return Bond Fund  71

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750%	09/14/35	61,029	$59,930,484
Series 2023-01A, Class D, 144A	7.490	06/14/38	1,300	1,356,976
Series 2023-02A, Class C, 144A	6.740	09/15/36	20,700	21,352,907
Series 2023-02A, Class D, 144A	7.520	09/15/36	25,130	25,891,130
Series 2024-01A, Class A, 144A	5.790	05/14/41	67,000	70,436,591

				306,233,858

Credit Cards 0.2%
Genesis Sales Finance Master Trust,
Series 2024-B, Class A, 144A	5.870	12/20/32	87,700	88,382,631

Equipment 0.1%
HPEFS Equipment Trust,
Series 2025-01A, Class C, 144A	4.790	09/20/32	6,500	6,534,601
Series 2025-01A, Class D, 144A	4.990	03/21/33	4,500	4,542,370
MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class A2, 144A	5.400	08/20/55	58,300	58,990,342

				70,067,313

Home Equity Loans 1.7%
ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	4.746(c)	04/25/33	793	793,589
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.081(c)	11/25/33	264	270,180
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE09, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.081(c)	12/25/34	939	885,774
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE08, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.081(c)	09/25/34	206	208,883
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	3,034	3,072,722
EFMT,
Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	18,693	18,808,973
FIGRE Trust,
Series 2025-FL01, Class A1, 144A	5.265(cc)	07/25/55	9,836	9,849,616
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)	7.031(c)	10/25/31	26	28,825
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.683(c)	01/25/55	46,477	46,602,643
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.733(c)	10/25/55	18,466	18,517,285
GSAA Trust,
Series 2006-07, Class AF2	5.995(cc)	03/25/46	548	193,096
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.884(c)	03/20/54	5,477	5,497,311
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.784(c)	05/20/54	3,352	3,362,695
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.384(c)	10/20/54	6,984	6,984,248
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	4.826(c)	07/25/34	29	29,613
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE03, Class A4, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	4.906(c)	03/25/34	483	484,612
Series 2004-HE08, Class A7, 1 Month SOFR + 1.174% (Cap N/A, Floor 1.060%)	5.166(c)	09/25/34	663	704,651
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	3.174(c)	10/25/33	788	804,425
NLT Trust,
Series 2025-CES01, Class A1, 144A	5.038(cc)	08/25/60	9,147	9,149,733
OBX Trust,
Series 2025-HE02, Class A1, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)	5.633(c)	08/25/55	38,043	38,187,731

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

OBX Trust, (cont’d.)
Series 2025-HE02, Class M1, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 0.000%)	5.933%(c)	08/25/55	6,750	$6,775,470
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	7,087	7,136,183
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	3,728	3,780,340
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	17,769	17,923,423
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	23,208	23,213,196
Series 2024-CES08, Class A1A, 144A	5.490(cc)	11/25/44	38,395	38,626,069
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	47,227	47,616,839
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	54,318	54,852,884
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	19,913	20,065,822
Series 2025-CES08, Class A1A, 144A	5.148(cc)	08/25/55	77,877	78,239,859
Series 2025-CES09, Class A1A, 144A	4.795(cc)	09/25/55	19,685	19,617,391
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	24,235	24,533,472
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	8,288	8,333,884
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	7,972	8,041,915
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	24,643	24,915,659
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	81,273	81,332,065
Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64	45,432	45,788,931
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	53,522	54,002,347
Series 2025-CES03, Class A1A, 144A	5.278(cc)	08/25/65	37,391	37,529,637
Series 2025-CES04, Class A1A, 144A	5.091(cc)	10/25/65	26,900	26,892,683
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	56,644	57,202,060
Series 2025-FIX01, Class A1, 144A	4.968(cc)	09/25/65	14,682	14,655,504
Series 2025-HE01, Class A1A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.533(c)	07/25/65	37,342	37,347,884

				902,860,122

Other 0.6%

Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.549(c)	10/16/28	71,000	71,320,622
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A	5.350	10/20/46	12,939	13,086,819
Series 2025-01A, Class A, 144A	5.380	02/20/49	29,205	29,576,822
Series 2025-02A, Class A, 144A	5.320	06/20/49	24,527	24,755,837
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	23,241	23,075,790
Series 2024-01GS, Class A, 144A	6.250	06/20/57	41,358	40,623,320
PK Alift Loan Funding 7 LP,
Series 2025-02, Class A, 144A	4.750	03/15/43	12,700	12,723,379
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27	20,000	20,129,418
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A	6.250	07/30/59	25,372	25,476,690
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59	15,221	14,947,750
Series 2024-03A, Class A2, 144A	5.880	10/30/59	65,179	63,223,822

				338,940,269

Residential Mortgage-Backed Securities 0.1%

Countrywide Asset-Backed Certificates,
Series 2003-BC05, Class 2A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	4.806(c)	12/25/33	216	217,317
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	4.526(c)	08/25/34	2,726	2,700,931
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)	4.886(c)	11/25/34	247	240,758
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.156(c)	11/25/34	4	5,783

See Notes to Financial Statements.

PGIM Total Return Bond Fund  73

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB08, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	3.266%(c)	12/25/35		106		$106,024
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	5.081(c)	06/25/34		777		844,394
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.026(c)	11/25/60	EUR	4,801		5,554,471
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)	5.951(c)	01/25/35		860		846,735
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	5.231(c)	06/25/34		305		301,675
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.056(c)	07/25/33		381		377,408
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.031(c)	09/25/34		528		550,590
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)	3.845(c)	09/25/34		408		429,940
TFS (Spain),
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.127(c)	03/15/26	EUR	31,365		27,295,047

						39,471,074

Student Loans 0.2%

Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)	5.633(c)	06/25/47		28,220		28,406,145
Series 2024-EDU01, Class C, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.983(c)	06/25/47		2,490		2,469,338
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		82,210		11,234,278
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		12,769		12,434,464
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		15,903		15,174,380
Series 2019-A, Class R, 144A	0.000	10/25/48		23,873		9,697,069

						79,415,674

TOTAL ASSET-BACKED SECURITIES
(cost $11,719,290,939)						11,846,134,169

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.1%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.100(cc)	05/15/35		39,245		34,045,038
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35		40,253		33,912,731
ALA Trust,
Series 2025-OANA, Class A, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)	5.776(c)	06/15/40		16,110		16,170,413
ARES Trust,
Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.532(c)	04/15/42		47,990		47,990,000
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A	4.206(cc)	05/15/49		2,113		2,087,575
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50		8,520		8,388,864
Series 2019-BN20, Class A2	2.758	09/15/62		48,568		45,933,701
Series 2019-BN21, Class XB, IO	0.349(cc)	10/17/52		206,158		2,601,178
Series 2019-BN24, Class A2	2.707	11/15/62		69,300		65,097,717
Series 2020-BN29, Class A3	1.742	11/15/53		36,888		32,615,829
Series 2023-BNK46, Class A21	6.725(cc)	08/15/56		74,030		77,111,084
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3	2.903	07/15/49		1,670		1,665,703
BANK5,
Series 2023-05YR2, Class A3	6.656(cc)	07/15/56		43,000		45,261,581
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36		17,450		17,016,968
Series 2016-ETC, Class B, 144A	3.189	08/14/36		6,970		6,739,720
Series 2016-ETC, Class C, 144A	3.391	08/14/36		5,770		5,504,431

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Barclays Commercial Mortgage Securities Trust, (cont’d.)
Series 2016-ETC, Class D, 144A	3.609%(cc)	08/14/36	21,720	$20,439,919
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	13,900	12,899,828
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38	7,345	6,845,720
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	10,055	9,162,275
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	19,295	17,341,977
Series 2019-C03, Class A3	3.319	05/15/52	24,500	23,795,022
Series 2020-C08, Class XB, IO	1.017(cc)	10/15/53	119,592	5,680,512
Series 2024-05C27, Class A3	6.014	07/15/57	25,000	26,285,773
Series 2024-05C29, Class A3	5.208	09/15/57	64,600	66,363,102
BBCCRE Trust,
Series 2015-GTP, Class A, 144A	3.966	08/10/33	14,600	13,445,857
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	11,073	10,884,423
Series 2019-B10, Class A3	3.455	03/15/62	39,420	38,311,440
Series 2019-B11, Class A4	3.281	05/15/52	61,825	59,579,089
Series 2019-B12, Class A4	2.859	08/15/52	81,000	77,128,459
Series 2019-B13, Class A3	2.701	08/15/57	38,700	36,435,272
Series 2019-B14, Class A3	3.090	12/15/62	48,180	46,477,497
Series 2019-B14, Class A4	2.795	12/15/62	57,600	54,244,328
Series 2020-B17, Class A4	2.042	03/15/53	78,000	70,989,688
Series 2020-B20, Class A3	1.945	10/15/53	13,000	12,145,643
Series 2020-B21, Class A4	1.704	12/17/53	37,450	33,081,349
Series 2020-IG01, Class A2	2.677	09/15/43	28,000	25,483,032
Series 2023-V03, Class A3	6.363(cc)	07/15/56	20,000	20,928,274
Series 2024-V08, Class A3	6.189(cc)	07/15/57	102,300	108,096,093
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	5.922(c)	07/15/41	37,000	37,127,187
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.621(c)	07/15/41	7,500	7,481,387
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.524(c)	08/15/26	39,027	39,026,575
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.582(c)	06/15/42	15,800	15,852,082
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.232(c)	03/15/42	42,510	42,363,872
Series 2025-IND, Class C, 144A, 1 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.832(c)	03/15/42	4,000	3,982,500
BMO Mortgage Trust,
Series 2023-C05, Class A2	6.518	06/15/56	25,000	25,675,450
Series 2024-05C5, Class A3	5.857	02/15/57	18,760	19,604,395
BPR Trust,
Series 2023-BRK02, Class A, 144A	6.899(cc)	10/05/38	77,084	80,603,941
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class B, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.396(c)	11/15/38	9,509	9,503,136
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.525(c)	10/15/41	70,644	70,731,922
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.723(c)	08/15/39	81,636	81,738,268
Series 2025-COPT, Class A, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.782(c)	08/15/42	17,860	17,871,163
Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)	5.476(c)	04/15/40	62,615	62,615,340
BX Trust,
Series 2025-LUNR, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.532(c)	06/15/40	33,445	33,466,378
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	28,768	28,152,661
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	54,227	53,534,062
Series 2017-CD06, Class A4	3.190	11/13/50	81,000	79,533,471
Series 2018-CD07, Class A3	4.013	08/15/51	25,927	25,548,919
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52	22,698	22,568,174
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,955,812
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	20,492,006
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3	3.197	08/15/50	19,032	18,675,411

See Notes to Financial Statements.

PGIM Total Return Bond Fund  75

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.209%	10/12/50	63,251	$61,892,944
Series 2017-P07, Class A3	3.442	04/14/50	15,580	15,406,270
Series 2019-GC41, Class A4	2.620	08/10/56	94,960	89,697,402
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	82,813,248
Commercial Mortgage Trust,
Series 2016-COR01, Class A4	3.091	10/10/49	6,400	6,307,138
Series 2017-COR02, Class A2	3.239	09/10/50	74,027	72,838,417
Series 2018-COR03, Class A2	3.961	05/10/51	54,997	54,239,790
Series 2019-GC44, Class A4	2.698	08/15/57	20,000	18,842,076
Series 2024-277P, Class A, 144A	6.338	08/10/44	29,200	30,756,459
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	97,400	2,413,650
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	94,640	86,181,550
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	157,025
Series 2019-C16, Class A2	3.067	06/15/52	29,312	28,283,379
Series 2019-C17, Class A4	2.763	09/15/52	37,150	35,056,869
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,960	22,726,549
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4	3.071	06/10/50	6,029	5,905,494
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0052, Class X1, IO	0.706(cc)	11/25/25	756	8
Series K0053, Class X1, IO	0.938(cc)	12/25/25	57,931	31,659
Series K0055, Class X1, IO	1.334(cc)	03/25/26	232,071	625,942
Series K0058, Class XAM, IO	0.814(cc)	08/25/26	59,334	381,814
Series K0069, Class X1, IO	0.340(cc)	09/25/27	496,118	2,748,343
Series K0087, Class X1, IO	0.353(cc)	12/25/28	402,204	3,966,171
Series K0090, Class X1, IO	0.705(cc)	02/25/29	448,755	9,557,457
Series K0091, Class X1, IO	0.559(cc)	03/25/29	538,560	9,299,481
Series K0092, Class XAM, IO	0.982(cc)	04/25/29	53,046	1,689,812
Series K0093, Class X1, IO	0.937(cc)	05/25/29	375,393	10,427,788
Series K0095, Class X1, IO	0.939(cc)	06/25/29	498,960	14,412,598
Series K0096, Class XAM, IO	1.393(cc)	07/25/29	56,489	2,578,327
Series K0097, Class X1, IO	1.083(cc)	07/25/29	513,088	17,398,817
Series K0101, Class X1, IO	0.828(cc)	10/25/29	456,471	13,064,013
Series K0108, Class X1, IO	1.690(cc)	03/25/30	323,811	19,796,133
Series K0114, Class X1, IO	1.111(cc)	06/25/30	254,446	11,050,326
Series K0735, Class X1, IO	0.964(cc)	05/25/26	199,912	707,408
Series K1513, Class X1, IO	0.851(cc)	08/25/34	329,667	16,869,695
Series Q001, Class XA, IO	2.078(cc)	02/25/32	22,520	1,345,810
Series Q002, Class XA, IO	0.915(cc)	07/25/33	27,501	934,043
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.181(cc)	06/10/47	37,110	37,719
Series 2015-GC34, Class A4	3.506	10/10/48	322	317,667
Series 2017-GS06, Class A2	3.164	05/10/50	12,934	12,703,509
Series 2018-GS09, Class A3	3.727	03/10/51	10,441	10,316,181
Series 2019-GC39, Class A3	3.307	05/10/52	64,721	62,029,225
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	47,772,085
Series 2019-GSA01, Class A2	2.613	11/10/52	4,941	4,838,055
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	39,865,001
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.335(cc)	09/15/47	2,986	30
Series 2014-C24, Class A5	3.639	11/15/47	546	536,614
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	69,067,994
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	30,706,159
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	30,660,171
Series 2019-COR04, Class A5	4.029	03/10/52	4,797	4,599,673
Series 2019-COR05, Class A3	3.123	06/13/52	22,100	21,279,025

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMCC Commercial Mortgage Securities Trust, (cont’d.)
Series 2019-COR05, Class XB, IO	0.935%(cc)	06/13/52	65,497	$1,878,113
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	20,481	20,200,193
Series 2017-C07, Class A4	3.147	10/15/50	67,734	66,406,561
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	75,130,672
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP03, Class A4	2.627	08/15/49	15,160	14,968,743
KRE Commercial Mortgage Trust,
Series 2025-AIP04, Class A, 144A, 1 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.332(c)	03/15/42	33,200	33,158,689
LSTAR Commercial Mortgage Trust,
Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,407,688
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	6.747(c)	04/15/38	14,566	14,565,600
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C34, Class A3	3.276	11/15/52	18,615	18,290,652
Series 2025-05C1, Class A3	5.635	03/15/58	45,000	47,072,533
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	5,593	5,581,443
Series 2017-H01, Class A4	3.259	06/15/50	51,175	50,444,769
Series 2018-H03, Class A4	3.914	07/15/51	6,080	6,007,738
Series 2018-H04, Class A3	4.043	12/15/51	16,356	16,155,595
Series 2019-H06, Class A3	3.158	06/15/52	37,750	36,539,222
Series 2019-H07, Class A3	3.005	07/15/52	71,545	68,443,571
Series 2019-L02, Class A3	3.806	03/15/52	37,651	36,716,198
Series 2019-L03, Class A3	2.874	11/15/52	35,041	33,395,316
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.543(c)	10/15/40	35,000	35,010,938
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)	5.245(c)	02/15/42	49,015	48,708,656
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	5.924(c)	02/15/42	18,945	18,873,956
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.473(c)	02/15/42	25,000	25,011,208
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A	2.516	09/15/54	7,000	6,459,314
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.232(c)	03/15/35	25,990	25,925,329
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	32,314,804
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A	3.126	07/05/36	20,955	20,721,060
SREIT Trust,
Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	6.772(c)	11/15/38	62,913	62,814,811
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.196	06/15/50	6,639	6,552,049
Series 2017-C05, Class A4	3.212	11/15/50	22,695	22,108,604
Series 2017-C06, Class A4	3.320	12/15/50	29,785	29,330,547
Series 2018-C10, Class A3	4.048	05/15/51	59,378	59,052,738
Series 2018-C11, Class A4	3.977	06/15/51	40,000	39,791,632
Series 2018-C15, Class A3	4.075	12/15/51	16,998	16,791,354
Series 2019-C16, Class A3	3.344	04/15/52	31,500	30,213,735
Series 2019-C16, Class XB, IO	0.851(cc)	04/15/52	96,253	2,554,997
Series 2019-C17, Class A3	2.669	10/15/52	80,672	76,482,033
Series 2019-C18, Class A3	2.782	12/15/52	22,850	21,494,444
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class XB, IO, 144A	0.071(cc)	03/10/46	41,314	413
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	6.273(c)	11/15/41	15,200	15,228,500
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class XB, IO	0.962(cc)	06/15/49	36,018	88,269
Series 2016-C35, Class XB, IO	0.922(cc)	07/15/48	55,952	197,074
Series 2016-C36, Class A3	2.807	11/15/59	26,739	26,424,122

See Notes to Financial Statements.

PGIM Total Return Bond Fund  77

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2017-C39, Class A4	3.157%	09/15/50	37,000	$36,294,976
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	991,226
Series 2018-C44, Class A4	3.948	05/15/51	19,843	19,669,620
Series 2018-C45, Class A3	3.920	06/15/51	23,154	22,998,635
Series 2018-C47, Class A3	4.175	09/15/61	37,090	37,065,308
Series 2019-C50, Class A4	3.466	05/15/52	34,566	33,819,576
Series 2019-C52, Class A4	2.643	08/15/52	85,852	81,306,699
Series 2019-C53, Class A3	2.787	10/15/52	6,100	5,769,681
Series 2019-C54, Class A3	2.892	12/15/52	42,492	40,280,567
Series 2020-C55, Class A4	2.474	02/15/53	58,725	54,559,929
Series 2024-01CHI, Class A, 144A	5.307(cc)	07/15/35	75,100	75,655,642

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $4,849,634,912)				4,717,349,972

CORPORATE BONDS 29.8%

Aerospace & Defense 0.9%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	16,967,021
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	196,834	195,729,448
Sr. Unsec’d. Notes	2.750	02/01/26	8,273	8,234,766
Sr. Unsec’d. Notes	3.250	02/01/28	14,855	14,545,703
Sr. Unsec’d. Notes	3.550	03/01/38	15,098	12,670,359
Sr. Unsec’d. Notes(a)	3.600	05/01/34	14,772	13,400,859
Sr. Unsec’d. Notes	3.625	03/01/48	2,130	1,543,338
Sr. Unsec’d. Notes	3.850	11/01/48	990	741,215
Sr. Unsec’d. Notes	3.900	05/01/49	44,475	33,628,073
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	10,553,966
Sr. Unsec’d. Notes	5.705	05/01/40	22,420	22,867,099
Sr. Unsec’d. Notes	5.805	05/01/50	23,258	23,137,215
Sr. Unsec’d. Notes	5.930	05/01/60	52,200	51,841,825
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	42,750	42,852,600
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	7,645	8,022,051
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	3,675	3,826,520
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	3,737	3,738,869
HEICO Corp.,
Gtd. Notes	5.250	08/01/28	9,750	10,041,912
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	5.050	06/01/29	15,850	16,288,693
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes	3.850	06/15/26	1,660	1,652,263

				492,283,795

Agriculture 0.6%

Altria Group, Inc.,
Gtd. Notes(a)	3.400	02/04/41	56,803	43,875,536
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	41,745	39,911,998
Gtd. Notes	3.557	08/15/27	12,287	12,159,176
Gtd. Notes	4.390	08/15/37	69,276	63,496,116
Gtd. Notes	5.834	02/20/31	4,000	4,226,655
Gtd. Notes	6.343	08/02/30	10,195	10,987,581
Gtd. Notes	7.750	10/19/32	5,000	5,830,871
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	9,736	9,632,733
Gtd. Notes	5.931	02/02/29	23,565	24,722,897

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

Bunge Ltd. Finance Corp.,
Gtd. Notes	2.750%	05/14/31	6,500	$5,967,674
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A(a)	5.625	07/01/35	1,295	1,318,696
Gtd. Notes, 144A, MTN	5.500	02/01/30	10,804	11,174,213
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.100	05/01/30	30,645	27,970,672
Sr. Unsec’d. Notes	3.125	03/02/28	1,802	1,764,427
Sr. Unsec’d. Notes	4.875	02/13/29	1,198	1,222,774
Sr. Unsec’d. Notes	5.250	02/13/34	9,347	9,644,886
Sr. Unsec’d. Notes(h)	5.625	09/07/33	52,304	55,309,508
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	5.700	08/15/35	1,960	2,048,445

				331,264,858

Airlines 0.3%

American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.700	04/01/28	1,361	1,350,437
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.375	11/01/28	5,904	5,808,692
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates	3.600	03/22/29	6,888	6,772,725
Delta Air Lines 2020-1 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	2.000	12/10/29	21,494	20,609,702
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	10,110	10,178,546
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	38,315	38,715,613
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	3.450	06/01/29	6,281	6,157,546
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.875	04/07/30	9,955	9,482,411
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.500	09/01/31	8,015	7,702,532
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33	7,523	6,867,697
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,860	34,789,668
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	9,572,097
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	1,925	1,857,779

				159,865,445

Apparel 0.0%

PVH Corp.,
Sr. Unsec’d. Notes	5.500	06/13/30	2,240	2,280,779

Auto Manufacturers 0.8%

Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	1,055	919,366
Sr. Unsec’d. Notes	4.750	01/15/43	13,282	10,701,729
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	24,254	23,896,441
Sr. Unsec’d. Notes	2.900	02/16/28	16,452	15,728,193
Sr. Unsec’d. Notes	2.900	02/10/29	3,279	3,055,692
Sr. Unsec’d. Notes	4.125	08/17/27	11,147	11,008,653
Sr. Unsec’d. Notes	4.271	01/09/27	44,065	43,797,455

See Notes to Financial Statements.

PGIM Total Return Bond Fund  79

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	4.950%	05/28/27	2,000	$2,001,801
Sr. Unsec’d. Notes	5.113	05/03/29	3,250	3,236,805
Sr. Unsec’d. Notes	5.125	11/05/26	864	867,052
Sr. Unsec’d. Notes(a)	5.800	03/05/27	4,115	4,161,006
Sr. Unsec’d. Notes	5.800	03/08/29	18,085	18,391,938
Sr. Unsec’d. Notes	5.850	05/17/27	12,674	12,852,674
Sr. Unsec’d. Notes	5.875	11/07/29	12,500	12,747,603
Sr. Unsec’d. Notes	6.950	03/06/26	8,988	9,036,950
Sr. Unsec’d. Notes	7.350	03/06/30	1,815	1,943,707
General Motors Co.,
Sr. Unsec’d. Notes	5.200	04/01/45	2,660	2,414,454
Sr. Unsec’d. Notes	6.250	10/02/43	5,906	6,049,090
Sr. Unsec’d. Notes	6.600	04/01/36	3,260	3,549,089
Sr. Unsec’d. Notes(a)	6.750	04/01/46	3,172	3,422,510
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	20,453	20,265,717
Gtd. Notes	4.000	10/06/26	7,785	7,772,256
Gtd. Notes	4.350	01/17/27	4,416	4,420,018
Sr. Unsec’d. Notes	2.350	01/08/31	84,135	75,137,501
Sr. Unsec’d. Notes	2.400	10/15/28	1,680	1,595,115
Sr. Unsec’d. Notes	2.700	08/20/27	2,435	2,369,714
Sr. Unsec’d. Notes	5.550	07/15/29	720	745,868
Sr. Unsec’d. Notes(a)	5.650	01/17/29	2,775	2,873,241
Sr. Unsec’d. Notes	5.800	06/23/28	1,370	1,419,136
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.550	09/26/29	4,000	4,008,014
Sr. Unsec’d. Notes, 144A	5.100	06/24/30	25,370	25,902,388
Sr. Unsec’d. Notes, 144A	5.350	03/19/29	7,175	7,367,047
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.950	08/15/29	1,490	1,508,314
Gtd. Notes, 144A	5.050	03/27/28	32,852	33,306,343
Gtd. Notes, 144A(a)	5.250	03/22/29	23,837	24,347,369

				402,820,249

Auto Parts & Equipment 0.2%

American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.500	04/01/27	17,897	17,897,000
Aptiv Swiss Holdings Ltd.,
Gtd. Notes(a)	6.875(ff)	12/15/54	4,965	5,058,094
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	2,150	2,225,830
Dana, Inc.,
Sr. Unsec’d. Notes	5.625	06/15/28	50	49,995
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750	08/15/32	4,000	4,068,702
Sr. Unsec’d. Notes, 144A	6.250	08/15/33	3,650	3,750,176
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	62,743	62,603,051

				95,652,848

Banks 8.4%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes(a)	5.552(ff)	03/14/28	40,600	41,257,489
Sub. Notes	2.749	12/03/30	6,400	5,802,072
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	36,615	37,228,040

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Jr. Sub. Notes, Series FF(a)	5.875%(ff)	03/15/28(oo)	5,595	$5,654,802
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	267,035	244,053,760
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	77,176,575
Sr. Unsec’d. Notes, MTN(a)	1.898(ff)	07/23/31	48,286	43,272,345
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	14,481	12,915,461
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	204,063,161
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	26,185	23,875,120
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	45,315	43,699,782
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	26,698,873
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	21,644	17,679,972
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	1,033,901
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	40,400	36,935,719
Sub. Notes, MTN	4.450	03/03/26	21,450	21,454,203
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.667(ff)	03/10/32	7,000	6,344,510
Sr. Unsec’d. Notes(a)	2.894(ff)	11/24/32	3,745	3,381,972
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	5,825	5,830,692
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	36,172	36,711,842
Sr. Unsec’d. Notes	5.367(ff)	02/25/31	6,000	6,181,472
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	6,885	7,022,700
Sr. Unsec’d. Notes	5.785(ff)	02/25/36	6,035	6,295,631
Sr. Unsec’d. Notes	6.692(ff)	09/13/34	4,100	4,533,992
Sr. Unsec’d. Notes(a)	7.437(ff)	11/02/33	4,130	4,738,408
Sub. Notes	4.836	05/09/28	7,715	7,750,069
Sub. Notes	5.088(ff)	06/20/30	14,912	15,135,998
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A(a)	1.904(ff)	09/30/28	32,200	30,761,063
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	19,050	17,861,785
Sr. Non-Preferred Notes, 144A	2.591(ff)	01/20/28	19,375	18,965,294
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	27,265	24,638,530
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	15,150	13,734,551
Sr. Non-Preferred Notes, 144A	4.400	08/14/28	4,458	4,457,622
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	26,589,265
Sr. Non-Preferred Notes, 144A, MTN(a)	3.500	11/16/27	17,175	16,901,109
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	5.936(ff)	05/30/35	14,539	15,237,265
Sr. Non-Preferred Notes, 144A, MTN(a)	3.500	10/23/27	4,330	4,257,999
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	6,850	6,712,766
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	1,015,813
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A	6.840(ff)	09/13/34	18,150	20,231,279
Capital One NA,
Sr. Unsec’d. Notes	4.250	03/13/26	675	674,480
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	12,600	12,594,608
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	15,200	15,306,284
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	20,510	21,598,556
Citigroup, Inc.,
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	46,837	48,173,939
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	31,352,149
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	26,270	26,102,604
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	195,755	182,481,949
Sr. Unsec’d. Notes(a)	2.904(ff)	11/03/42	53,586	39,565,252
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	23,165	21,147,792
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	44,961,300
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	12,502,434
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	21,109,396
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	63,929	60,808,247

See Notes to Financial Statements.

PGIM Total Return Bond Fund  81

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.887%(ff)	01/10/28	1,700	$1,693,372
Sr. Unsec’d. Notes(a)	4.542(ff)	09/19/30	21,090	21,212,306
Sub. Notes	4.450	09/29/27	470	471,418
Sub. Notes	4.750	05/18/46	42,640	37,969,602
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	24,593	25,582,152
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN	4.631(ff)	09/11/28	19,955	20,054,332
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	19,490	19,599,489
Sr. Non-Preferred Notes, 144A	5.705(ff)	03/01/30	43,015	44,695,760
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	27,405	27,368,332
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	2,985	2,923,747
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	42,157	42,501,781
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	7,220	7,386,441
Sr. Non-Preferred Notes	5.373(ff)	01/10/29	7,070	7,212,155
Sr. Non-Preferred Notes	6.720(ff)	01/18/29	12,325	12,898,248
Sr. Non-Preferred Notes(a)	7.146(ff)	07/13/27	8,015	8,160,527
Sub. Notes	3.729(ff)	01/14/32	15,400	14,496,936
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	5,965	5,848,021
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	15,995	15,828,876
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	48,415	42,839,899
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	49,484,311
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	110,085	85,375,682
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	16,800	16,642,390
Sr. Unsec’d. Notes	3.850	01/26/27	41,450	41,313,437
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	10,005,105
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	12,700	11,842,661
Sub. Notes	6.750	10/01/37	216	242,017
Hamburg Commercial Bank AG (Germany),
Sub. Notes, EMTN, SOFR + 0.667%	4.808(c)	03/21/31	40,000	38,837,756
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	9,365	8,997,258
Sr. Unsec’d. Notes	5.887(ff)	08/14/27	1,625	1,644,998
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	26,415	27,435,627
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	9,560	10,033,580
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A(a)	7.778(ff)	06/20/54	14,870	17,808,529
Sr. Preferred Notes, 144A	7.800	11/28/53	1,820	2,245,418
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(a)	6.695(c)	02/01/26(oo)	30,100	30,269,629
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.730(c)	01/01/26(oo)	89,955	89,975,524
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	28,750	28,416,875
Sr. Unsec’d. Notes(a)	1.953(ff)	02/04/32	115,410	102,171,020
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	63,170	58,719,101
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	94,594,677
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	19,240	17,516,466
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	127,835	120,815,288
Sr. Unsec’d. Notes	3.300	04/01/26	15,205	15,159,821
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	89,603,354
Sr. Unsec’d. Notes	3.960(ff)	01/29/27	7,250	7,243,608
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	5,974,902
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	52,316,526
Sr. Unsec’d. Notes	4.565(ff)	06/14/30	14,310	14,460,243
Sr. Unsec’d. Notes	4.995(ff)	07/22/30	8,490	8,706,687

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes(a)	5.110%	12/08/26	2,835	$2,868,744
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	8,490,321
KeyCorp,
Sr. Unsec’d. Notes, MTN(a)	2.550	10/01/29	13,917	13,047,836
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	14,595	14,539,862
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	3.170	09/11/27	9,800	9,657,667
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	65,450	57,955,324
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	129,705	121,377,282
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	49,634,501
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	10,585,203
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	69,925	61,090,982
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	88,076	77,067,272
Sr. Unsec’d. Notes, MTN(a)	2.802(ff)	01/25/52	38,692	25,065,241
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	17,990	17,868,869
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	29,190	28,887,058
Sr. Unsec’d. Notes, MTN(a)	5.250(ff)	04/21/34	14,145	14,606,546
Sub. Notes, GMTN	4.350	09/08/26	14,335	14,359,724
Sub. Notes, MTN	3.950	04/23/27	16,325	16,283,808
PNC Bank NA,
Sub. Notes	4.050	07/26/28	1,200	1,197,994
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes(a)	3.450	04/23/29	4,815	4,720,565
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	30,325	31,381,099
Rheinland-Pfalz Bank (Germany),
Sub. Notes, 144A(a)	6.875	02/23/28	10,500	11,017,360
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	47,800	47,630,520
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.954(ff)	07/08/33	7,500	7,648,145
Sr. Unsec’d. Notes	5.246(ff)	07/08/36	89,230	91,777,811
Truist Financial Corp.,
Jr. Sub. Notes, Series N	6.669(ff)	03/01/26(oo)	34,643	34,811,525
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	555	562,285
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	11,290	11,945,786
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	20,905	22,602,594
Sub. Notes, MTN	3.875	03/19/29	7,090	6,984,924
U.S. Bancorp,
Sr. Unsec’d. Notes(a)	5.836(ff)	06/12/34	2,155	2,297,838
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	4,065	4,071,856
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	4,900	4,861,894
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	17,637,501
Sr. Unsec’d. Notes, 144A	2.746(ff)	02/11/33	22,794	20,371,276
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	13,512,775
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	8,665,539
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,440,113
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	1,150	1,137,874
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	1,206	1,206,571
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	50,508,030
Sr. Unsec’d. Notes(a)	5.150(ff)	04/23/31	19,465	20,075,700
Sr. Unsec’d. Notes, MTN(a)	2.572(ff)	02/11/31	189,245	176,259,712
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	55,529	52,679,229

See Notes to Financial Statements.

PGIM Total Return Bond Fund  83

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.350%(ff)	03/02/33		41,995	$39,164,470
Sr. Unsec’d. Notes, MTN(a)	4.478(ff)	04/04/31		20,974	21,103,239

					4,354,728,241

Beverages 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36		52,960	52,651,000
Gtd. Notes	4.900	02/01/46		31,653	29,756,498
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.439	10/06/48		2,330	2,043,048
Gtd. Notes	8.000	11/15/39		1,880	2,405,608
Gtd. Notes	8.200	01/15/39		445	574,141

					87,430,295

Biotechnology 0.1%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.650	03/02/53		18,280	18,240,114
Sr. Unsec’d. Notes	5.750	03/02/63		21,500	21,485,093
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	5.650	12/01/41		1,200	1,253,842

					40,979,049

Building Materials 0.1%

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.750	08/01/28		1,900	1,759,318
Cemex SAB de CV (Mexico),
Gtd. Notes	3.125	03/19/26	EUR	750	861,462
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,292,012
Sr. Unsec’d. Notes	4.300	07/15/47		14,585	12,125,760
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32		16,435	17,060,628
Sr. Unsec’d. Notes, 144A	6.750	03/01/33		2,320	2,412,649
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28		2,709	2,698,144
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31		15,125	13,783,584
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		50	48,238
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		1,325	1,319,895

					55,361,690

Chemicals 0.4%

Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43		11,140	11,579,365
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28		2,600	1,166,750
Gtd. Notes, 144A	4.500	01/10/28		15,682	7,037,298
Gtd. Notes, 144A	4.500	01/31/30		11,857	4,742,800
Gtd. Notes, 144A	8.500	01/12/31		47,933	19,959,301
Celanese US Holdings LLC,
Gtd. Notes	6.850	11/15/28		4,475	4,627,269
Gtd. Notes(a)	7.050	11/15/30		4,375	4,443,470
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		6,755	6,189,722
Gtd. Notes(a)	5.375	03/15/44		2,751	2,645,478

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes(a)	4.800%	05/15/49		10,718	$8,757,617
Sr. Unsec’d. Notes	5.250	11/15/41		2,101	1,929,790
Sr. Unsec’d. Notes	5.550	11/30/48		504	456,938
Sr. Unsec’d. Notes	9.400	05/15/39		125	162,287
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	5.419	11/15/48		1,960	1,971,462
Sr. Unsec’d. Notes, 144A	4.725	11/15/28		24,220	24,637,953
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49		12,925	9,227,685
Sr. Unsec’d. Notes(a)	5.650	05/18/33		1,600	1,529,874
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40		3,785	2,800,721
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.625	11/15/43		3,376	3,307,077
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	3,108,158
Sr. Unsec’d. Notes	5.250	01/15/45		8,000	7,600,288
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A(a)	3.750	06/23/31		4,572	4,274,820
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		28,050	30,392,175
Sasol Financing USA LLC (South Africa),
Gtd. Notes	6.500	09/27/28		7,510	7,401,931
Gtd. Notes(a)	8.750	05/03/29		15,000	15,232,500

					185,182,729

Commercial Services 0.7%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		1,714	1,714,976
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		25,075	24,496,381
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28		20,190	19,723,409
Sr. Sec’d. Notes, 144A	4.625	06/01/28		14,970	14,653,385
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		2,656	2,518,840
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31		950	1,007,038
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	26,049,128
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	1,767,971
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		19,436	19,756,458
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	22,944	26,372,087
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,300,000
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26		10,390	10,309,291
Gtd. Notes, 144A	3.800	11/01/25		17,535	17,535,000
Gtd. Notes, 144A	6.700	06/01/34		1,840	2,081,349
Gtd. Notes, 144A	7.000	10/15/37		4,090	4,753,035
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.950	08/15/27		9,080	9,166,467
Herc Holdings, Inc.,
Gtd. Notes, 144A	7.000	06/15/30		12,960	13,569,737
Gtd. Notes, 144A(a)	7.250	06/15/33		6,000	6,327,515
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A(a)	2.813	01/01/60		8,040	4,786,152

See Notes to Financial Statements.

PGIM Total Return Bond Fund  85

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Leland Stanford Junior University (The),
Unsec’d. Notes(a)	3.647%	05/01/48	5,345	$4,271,661
Massachusetts Institute of Technology,
Unsec’d. Notes(a)	3.885	07/01/2116	18,113	13,066,052
Unsec’d. Notes	4.678	07/01/2114	3,000	2,598,102
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	8,950	5,587,512
Unsec’d. Notes	3.150	07/15/46	9,930	7,390,999
Unsec’d. Notes	3.300	07/15/56	5,630	3,981,219
Unsec’d. Notes	3.619	10/01/37	3,710	3,316,094
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020	2.516	07/01/50	6,310	3,981,035
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	1,065	699,668
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32	5,275	4,911,217
Gtd. Notes(a)	3.875	02/15/31	1,200	1,137,402
Gtd. Notes(a)	4.875	01/15/28	62,805	62,746,852
Gtd. Notes(a)	5.250	01/15/30	6,492	6,540,836
University of Chicago (The),
Unsec’d. Notes, Series 20B	2.761	04/01/45	6,560	5,202,048
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120	5,210	3,132,432
Unsec’d. Notes, Series 2017	3.841	10/01/47	9,375	7,680,744

				345,132,092

Computers 0.1%
Accenture Capital, Inc.,
Gtd. Notes(a)	4.250	10/04/31	13,380	13,352,029
Leidos, Inc.,
Gtd. Notes	2.300	02/15/31	20,140	18,022,241
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	10,758	11,614,871

				42,989,141

Cosmetics/Personal Care 0.0%
Gillette Co. (The),
Sr. Unsec’d. Notes, MTN, 3 Month SOFR + (0.038)%	3.938(c)	04/02/43	6,519	6,468,911

Diversified Financial Services 0.8%
Aircraft Finance Co. Ltd. (China),
Sr. Sec’d. Notes, Series B	4.100	03/29/26	339	338,057
Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27	43,775	43,900,372
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	37,660	40,057,525
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39	700	755,792
Gtd. Notes, 144A	5.600	11/25/39	2,195	2,369,946
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H(a)	4.000(ff)	12/01/30(oo)	28,365	26,601,294
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	02/15/31	4,675	4,569,813
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.460(c)	05/31/26(d)	196,471	174,859,216
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	4,900	4,640,559

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes(a)	2.750%	10/15/32		39,020	$33,690,951
Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.850	04/15/34		4,510	4,751,482
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		10,325	9,965,722
Gtd. Notes	6.625	05/15/29		14,255	14,671,838
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		26,225	25,473,517
Gtd. Notes, 144A	7.875	12/15/29		8,295	8,813,768
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	3,391,456
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.875	03/01/31		11,425	10,737,993

					409,589,301

Electric 2.4%

AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26		1,300	1,286,631
Sr. Unsec’d. Notes	3.750	12/01/47		5,595	4,372,802
Sr. Unsec’d. Notes	3.800	06/15/49		7,345	5,682,221
Sr. Unsec’d. Notes, Series M	3.650	04/01/50		7,206	5,471,463
Avangrid, Inc.,
Sr. Unsec’d. Notes(a)	3.800	06/01/29		21,920	21,561,972
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34		11,866	10,569,143
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		16,692	16,582,190
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		31,865	31,901,234
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		27,041	27,040,168
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	3.950	03/01/48		6,685	5,389,856
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.950	03/01/30		22,696	21,502,002
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28		4,415	4,343,401
CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50		23,485	23,104,612
Comision Federal de Electricidad (Mexico),
Gtd. Notes	4.688	05/15/29		5,000	4,922,500
Gtd. Notes, 144A	4.688	05/15/29		45,602	44,895,169
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45		2,665	2,122,179
First Mortgage	4.350	11/15/45		2,780	2,414,460
First Mortgage	6.450	01/15/38		690	776,113
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46		7,580	6,073,888
Sr. Unsec’d. Notes, Series C(a)	4.300	12/01/56		2,920	2,376,581
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C	3.375	04/01/30		665	639,067
Sr. Unsec’d. Notes, Series D	2.850	08/15/26		5,685	5,629,577
DTE Energy Co.,
Sr. Unsec’d. Notes	2.850	10/01/26		37,340	36,943,506
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48		6,745	5,426,074
First Mortgage	4.250	12/15/41		6,000	5,330,014
First Mortgage(a)	4.950	01/15/33		19,765	20,362,515
First Ref. Mortgage	3.750	06/01/45		3,045	2,426,198

See Notes to Financial Statements.

PGIM Total Return Bond Fund  87

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Duke Energy Carolinas LLC, (cont’d.)
First Ref. Mortgage	4.000%	09/30/42	1,025	$873,596
First Ref. Mortgage	6.000	01/15/38	3,675	3,993,628
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	12,485	12,333,285
Duke Energy Progress LLC,
First Mortgage	4.100	03/15/43	2,410	2,062,738
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	750	783,734
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	4,959	4,933,153
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.125	07/12/28	16,155	15,284,163
Gtd. Notes, 144A	3.500	04/06/28	13,415	13,171,545
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	12,763,358
Collateral Trust	3.250	04/01/28	5,000	4,920,983
Collateral Trust	4.200	09/01/48	29,046	23,953,201
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN(a)	6.350	08/10/28	22,487	23,158,799
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	22,062	22,721,102
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	40,406	43,174,462
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	796,545
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	7,940,603
First Mortgage	3.950	03/01/48	8,210	6,691,782
Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	9,327,206
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	25,625	25,373,783
Georgia Power Co.,
Sr. Unsec’d. Notes, Series 10-C(a)	4.750	09/01/40	1,050	1,004,889
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	50	50,829
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	130	149,558
Local Gov’t. Gtd. Notes, Series GH(a)	8.250	04/15/26	304	309,043
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,667	21,475,404
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	17,462,748
Local Gov’t. Gtd. Notes, Series HK(a)	9.375	04/15/30	7,750	9,339,839
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	29,000	35,691,393
Local Gov’t. Gtd. Notes, Series MBIA	8.250	04/15/26	25	25,415
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33	15	16,390
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,252,707
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	4.250	05/01/30	6,350	6,214,381
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	27,660	27,309,824
Sr. Sec’d. Notes, EMTN	7.750	12/15/27	8,000	8,478,800
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes	4.626	01/15/42	1,363	1,331,185
MidAmerican Energy Co.,
First Mortgage	4.250	07/15/49	1,865	1,559,504
Nevada Power Co.,
General Ref. Mortgage	5.375	09/15/40	500	505,336
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes(a)	4.800(ff)	12/01/77	12,235	11,968,601

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

NRG Energy, Inc.,
Gtd. Notes	5.750%	01/15/28		12,825	$12,873,863
Gtd. Notes, 144A	3.375	02/15/29		875	832,474
Gtd. Notes, 144A	3.625	02/15/31		9,900	9,245,111
Gtd. Notes, 144A(a)	3.875	02/15/32		8,600	7,983,340
Gtd. Notes, 144A	5.250	06/15/29		7,560	7,593,135
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		8,650	9,489,219
Sr. Unsec’d. Notes, 144A	5.750	01/15/34		12,530	12,612,199
Pacific Gas & Electric Co.,
First Mortgage	3.300	08/01/40		1,970	1,495,934
First Mortgage	3.950	12/01/47		30,960	23,300,966
First Mortgage	4.000	12/01/46		785	593,601
First Mortgage	4.500	07/01/40		32,080	27,899,627
First Mortgage	4.750	02/15/44		5,535	4,723,636
First Mortgage	4.950	07/01/50		23,061	19,812,844
First Mortgage	5.900	06/15/32		7,000	7,326,845
First Mortgage	6.400	06/15/33		10,600	11,417,586
PacifiCorp,
First Mortgage	2.700	09/15/30		10,355	9,574,033
First Mortgage	3.300	03/15/51		4,510	2,981,816
PECO Energy Co.,
First Mortgage	4.375	08/15/52		4,050	3,437,937
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	10,974	11,348,719
PG&E Corp.,
Jr. Sub. Notes(a)	7.375(ff)	03/15/55		1,325	1,363,655
PPL Electric Utilities Corp.,
First Mortgage	4.150	06/15/48		8,855	7,426,687
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48		2,945	2,387,837
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	1,619,180
Puget Sound Energy, Inc.,
First Mortgage(a)	4.223	06/15/48		11,280	9,325,077
Rochester Gas & Electric Corp.,
First Mortgage, 144A	3.100	06/01/27		17,545	17,286,177
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	9,527,540
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,287,819
SCE Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-2	5.112	12/14/49		1,100	1,073,123
Sempra,
Sr. Unsec’d. Notes	3.400	02/01/28		7,758	7,613,617
Sr. Unsec’d. Notes	3.800	02/01/38		5,485	4,713,366
Sr. Unsec’d. Notes(a)	4.000	02/01/48		8,300	6,432,786
Southern Power Co.,
Sr. Unsec’d. Notes	5.150	09/15/41		725	702,064
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	5.200	09/15/34		24,470	24,992,378
Union Electric Co.,
Sr. Sec’d. Notes	2.950	06/15/27		6,045	5,960,070
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	6.350	11/30/37		6,000	6,649,864
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		28,350	28,652,228
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		92,575	94,878,129
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		23,450	25,768,786
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		26,000	25,537,712

See Notes to Financial Statements.

PGIM Total Return Bond Fund  89

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A	5.000%	07/31/27	48,211	$48,229,619
Gtd. Notes, 144A	5.625	02/15/27	11,464	11,466,668
Gtd. Notes, 144A(a)	6.875	04/15/32	2,095	2,200,951
Sr. Sec’d. Notes, 144A	3.700	01/30/27	1,800	1,785,242
VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30	11,195	11,384,760

				1,242,357,268

Electrical Components & Equipment 0.0%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	9,075	9,362,286
Gtd. Notes, 144A(a)	6.625	03/15/32	6,770	7,075,314
Gtd. Notes, 144A	7.250	06/15/28	3,595	3,644,405

				20,082,005

Electronics 0.0%

TD SYNNEX Corp.,
Sr. Unsec’d. Notes	1.750	08/09/26	20,000	19,601,630

Engineering & Construction 0.2%

AECOM,
Gtd. Notes, 144A	6.000	08/01/33	1,245	1,278,658
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	10/27/27	2,275	2,244,430
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26	1,000	996,370
Sr. Sec’d. Notes	5.500	07/31/47	13,000	11,412,960
Sr. Sec’d. Notes, 144A	3.875	04/30/28	17,976	17,561,833
Sr. Sec’d. Notes, 144A	4.250	10/31/26	16,218	16,159,129
Sr. Sec’d. Notes, 144A	5.500	10/31/46	3,377	2,970,274
Sr. Sec’d. Notes, 144A	5.500	07/31/47	68,904	60,492,200

				113,115,854

Entertainment 0.1%

Brightstar Lottery PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27	5,650	5,677,063
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	40,445	38,064,066
Sr. Sec’d. Notes, 144A	7.000	02/15/30	8,780	9,038,216
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A	9.250	07/01/32	17,830	18,705,226
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250	03/15/33	5,530	5,626,365
Gtd. Notes, 144A(a)	7.125	02/15/31	1,200	1,287,697

				78,398,633

Foods 0.6%

Ahold Finance USA LLC (Netherlands),
Gtd. Notes	6.875	05/01/29	11,989	13,023,688
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27	3,935	3,925,626
Gtd. Notes, 144A(a)	6.500	02/15/28	5,050	5,144,643
Sr. Unsec’d. Notes, 144A	5.500	03/31/31	2,395	2,413,733
Sr. Unsec’d. Notes, 144A	5.750	03/31/34	3,775	3,792,194

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

B&G Foods, Inc.,
Gtd. Notes	5.250%	09/15/27		22,928	$22,062,031
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		31,479	29,618,244
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	39,135	45,560,047
Sr. Sec’d. Notes	8.125	05/14/30	GBP	40,075	50,672,283
Cencosud SA (Chile),
Gtd. Notes, 144A(a)	4.375	07/17/27		3,835	3,838,605
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.750	12/01/31		600	566,384
Gtd. Notes	6.750	03/15/34		44,351	48,959,379
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		12,845	12,745,497
Gtd. Notes	4.625	10/01/39		4,231	3,852,148
Gtd. Notes	5.000	06/04/42		2,237	2,063,167
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32		6,325	6,029,446
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		8,185	7,191,226
Sr. Unsec’d. Notes, 144A(a)	5.200	03/01/35		7,605	7,807,105
Sr. Unsec’d. Notes, 144A	5.700	05/01/55		6,575	6,693,858
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		5,560	5,091,229
Gtd. Notes	4.250	04/15/31		4,375	4,235,102
Gtd. Notes	6.875	05/15/34		5,000	5,541,291
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		1,025	993,846
Gtd. Notes, 144A(a)	6.375	03/01/33		4,905	4,980,771
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		1,420	1,335,086
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		8,931	8,187,940

					306,324,569

Forest Products & Paper 0.0%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes	7.375	12/01/25		3,697	3,705,068

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		7,284	7,307,164
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,179,106
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30		11,180	10,837,763
Sr. Unsec’d. Notes	4.800	02/15/44		1,550	1,412,543
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29		15,235	14,878,623
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49		7,470	6,223,535
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	4,267,885
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43		2,700	2,337,860

					48,444,479

Healthcare-Products 0.2%

DH Europe Finance II Sarl,
Gtd. Notes	1.350	09/18/39	EUR	13,421	11,548,452

See Notes to Financial Statements.

PGIM Total Return Bond Fund  91

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875%	04/01/29		41,176	$40,001,866
Solventum Corp.,
Gtd. Notes	5.400	03/01/29		2,210	2,281,855
Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	18,396,062
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	40,260,047

					112,488,282

Healthcare-Services 1.3%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	6,378,174
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	10,856,576
Unsec’d. Notes, Series 2020	2.211	06/15/30		14,025	12,894,920
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	16,006,877
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42		9,540	8,243,311
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	5,944,459
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46		2,565	2,111,763
Sr. Unsec’d. Notes, Series B	2.532	11/15/29		29,625	27,940,196
Sr. Unsec’d. Notes, Series B	3.106	11/15/39		4,680	3,721,338
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50		14,365	11,308,376
Cigna Group (The),
Gtd. Notes	3.400	03/01/27		2,035	2,017,120
Gtd. Notes	4.375	10/15/28		17,363	17,467,831
Gtd. Notes	4.500	02/25/26		3,916	3,913,312
Cleveland Clinic Foundation (The),
Unsec’d. Notes	4.858	01/01/2114		2,815	2,463,245
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		9,775	8,981,482
Gtd. Notes, 144A	4.625	06/01/30		5,545	5,350,702
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		15,600	14,845,014
Sr. Unsec’d. Notes(a)	4.101	03/01/28		2,970	2,966,732
Sr. Unsec’d. Notes	4.650	01/15/43		1,650	1,487,112
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020	2.675	09/01/41		40,545	29,445,528
HCA, Inc.,
Gtd. Notes	5.875	02/15/26		6,403	6,407,759
Gtd. Notes	7.500	11/06/33		20,412	23,618,181
Gtd. Notes, MTN	7.750	07/15/36		20,300	23,813,445
Humana, Inc.,
Sr. Unsec’d. Notes	5.375	04/15/31		31,487	32,526,100
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48		10,475	8,551,095
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47		15,275	12,923,603
Gtd. Notes, Series 2019(a)	3.266	11/01/49		21,296	15,224,893
Mayo Clinic,
Unsec’d. Notes, Series 2016	4.128	11/15/52		8,312	6,839,077
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50		32,095	20,277,441
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50		17,745	12,653,476

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

New York & Presbyterian Hospital (The),
Unsec’d. Notes(a)	4.763%	08/01/2116	2,660	$2,239,374
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	10,481,163
NYU Langone Hospitals,
Sec’d. Notes	4.784	07/01/44	6,375	5,891,872
Orlando Health Obligated Group,
Sr. Unsec’d. Notes	3.327	10/01/50	9,850	7,144,520
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	14,445	9,590,071
Providence St Joseph Health Obligated Group,
Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,225,658
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	13,180	12,422,857
Sr. Unsec’d. Notes(a)	5.000	12/15/34	14,710	14,851,037
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	14,900	14,549,822
Sr. Sec’d. Notes	4.375	01/15/30	18,829	18,377,378
Sr. Sec’d. Notes	4.625	06/15/28	5,625	5,602,113
Sr. Sec’d. Notes	5.125	11/01/27	1,105	1,104,777
Sr. Unsec’d. Notes(a)	6.875	11/15/31	14,600	15,866,833
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	2,677	2,282,863
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,617,618
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	8,240	7,411,082
Sr. Unsec’d. Notes	2.750	05/15/40	18,130	13,548,333
Sr. Unsec’d. Notes	3.500	08/15/39	55,681	46,456,613
Sr. Unsec’d. Notes	3.875	08/15/59	10,656	7,838,817
Sr. Unsec’d. Notes	4.200	05/15/32	13,000	12,813,790
Sr. Unsec’d. Notes	4.375	03/15/42	615	549,208
Sr. Unsec’d. Notes(a)	4.500	04/15/33	4,590	4,551,013
Sr. Unsec’d. Notes	4.625	11/15/41	1,336	1,234,536
Sr. Unsec’d. Notes	4.750	05/15/52	34,401	30,308,316
Sr. Unsec’d. Notes(a)	5.050	04/15/53	2,800	2,570,992
Sr. Unsec’d. Notes	5.200	04/15/63	46,040	42,158,779
Sr. Unsec’d. Notes	5.300	06/15/35	5,170	5,352,262
Sr. Unsec’d. Notes	5.500	07/15/44	15,095	15,136,021
Sr. Unsec’d. Notes(a)	5.500	04/15/64	30,370	29,206,171
Sr. Unsec’d. Notes	5.700	10/15/40	185	191,859
Sr. Unsec’d. Notes	5.800	03/15/36	669	715,051
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,391,470

				702,861,407

Holding Companies-Diversified 0.2%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	89,552	91,128,157

Home Builders 0.1%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	4,675	4,434,078
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,775	1,671,398
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	50	49,948
Gtd. Notes(a)	7.250	10/15/29	1,350	1,367,997
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,000	923,440
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,520,745

See Notes to Financial Statements.

PGIM Total Return Bond Fund  93

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.000%	06/15/29		6,025	$5,772,613
KB Home,
Gtd. Notes(a)	4.000	06/15/31		3,200	3,014,541
Gtd. Notes	4.800	11/15/29		50	49,588
Lennar Corp.,
Gtd. Notes	5.250	06/01/26		50	50,030
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30		50	48,375
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		6,683	6,762,893
Gtd. Notes, 144A	5.875	06/15/27		8,150	8,229,717

					33,895,363

Household Products/Wares 0.0%

Spectrum Brands, Inc.,
Gtd. Notes, 144A(a)	3.875	03/15/31		5,657	4,580,582

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30		6,035	5,733,250
Sr. Unsec’d. Notes(a)	6.625	05/15/32		3,560	3,354,517
Sr. Unsec’d. Notes, 144A	8.500	06/01/28		4,400	4,527,888
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.375	02/01/32		1,800	1,665,865
Gtd. Notes	5.250	12/15/26		52	52,004
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29		4,548	1,635,149

					16,968,673

Insurance 0.4%

American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	29,631	33,820,827
Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46		6,475	6,104,674
Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43		2,250	2,162,417
Berkshire Hathaway Finance Corp.,
Gtd. Notes(a)	2.850	10/15/50		9,400	6,188,360
Gtd. Notes	4.300	05/15/43		4,365	3,930,144
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		16,610	16,396,354
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50		27,295	19,311,446
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	6.350	03/22/54		38,720	40,808,685
Hartford Insurance Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	418,849
Sr. Unsec’d. Notes	5.950	10/15/36		755	817,358
Sr. Unsec’d. Notes(a)	6.100	10/01/41		995	1,068,820
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	18,592,808
Gtd. Notes, 144A	3.951	10/15/50		13,748	10,491,395
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,685,099
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30		8,918	8,474,152
Sr. Unsec’d. Notes	5.852	03/15/34		1,790	1,877,398

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Lincoln National Corp., (cont’d.)
Sr. Unsec’d. Notes	6.300%	10/09/37	3,930	$4,223,696
Sr. Unsec’d. Notes	7.000	06/15/40	5,490	6,224,287
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43	300	275,820
Sr. Unsec’d. Notes	5.000	04/05/46	7,530	6,850,307
Sr. Unsec’d. Notes	5.000	05/20/49	14,057	12,639,228
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46	7,190	6,183,343
Gtd. Notes	4.350	05/15/43	760	666,883
Gtd. Notes	4.625	09/15/42	275	252,404
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes	7.000	07/15/34	525	584,072
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44	16,598	15,338,645
Sub. Notes, 144A	6.850	12/16/39	325	373,230

				225,760,701

Internet 0.6%

Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49	207,430	221,531,496
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	400	391,583
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	197,222
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	3,762	3,870,178
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600	11/15/32	10,410	10,457,807
Sr. Unsec’d. Notes	4.875	11/15/35	33,430	33,525,659
Uber Technologies, Inc.,
Sr. Unsec’d. Notes	4.800	09/15/34	44,900	44,913,777

				314,887,722

Iron/Steel 0.1%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	40	40,061
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	17,075	17,898,015
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	6.875	11/01/29	12,710	13,059,871
Gtd. Notes, 144A(a)	7.375	05/01/33	9,245	9,563,684
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	4,415	4,553,851
Sr. Unsec’d. Notes, 144A, MTN(a)	8.000	11/01/27	1,500	1,528,095

				46,643,577

Leisure Time 0.1%

Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	2,170	2,197,108
Gtd. Notes, 144A(a)	5.750	03/15/30	15,609	16,077,270
Gtd. Notes, 144A	5.750	08/01/32	13,450	13,819,875
Harley-Davidson Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A	5.950	06/11/29	10,500	10,956,645
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A(a)	6.250	03/01/30	4,740	4,804,891
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	10,285	10,554,981

See Notes to Financial Statements.

PGIM Total Return Bond Fund  95

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

NCL Corp. Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.750%	02/15/29	5,000	$5,343,550
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	500	501,534
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	2,500	2,542,596
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	3,130	3,183,184
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.875	10/15/33	6,160	6,252,462

				76,234,096

Lodging 0.2%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	4,000	3,689,202
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.900	08/08/29	2,250	2,182,372
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	17,030	15,837,063
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	37,700	37,444,541
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	500	499,380
Gtd. Notes	4.750	10/15/28	7,900	7,851,402
Gtd. Notes(a)	5.500	04/15/27	9,882	9,934,429
Gtd. Notes(a)	6.125	09/15/29	16,695	16,996,603
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes(a)	5.400	08/08/28	3,263	3,326,890
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A(a)	5.250	05/15/27	13,502	13,526,274
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	500	499,250

				111,787,406

Machinery-Diversified 0.2%

AGCO Corp.,
Gtd. Notes	5.450	03/21/27	2,140	2,169,531
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	5,375	5,603,826
CNH Industrial Capital LLC,
Gtd. Notes(a)	5.100	04/20/29	6,300	6,449,335
Gtd. Notes	5.500	01/12/29	2,130	2,203,855
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	11,660	12,378,233
Nordson Corp.,
Sr. Unsec’d. Notes	4.500	12/15/29	17,995	18,135,130
Otis Worldwide Corp.,
Sr. Unsec’d. Notes	5.250	08/16/28	39,875	41,060,122
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	5,000	4,961,514
Gtd. Notes	4.700	09/15/28	11,817	11,954,388

				104,915,934

Media 0.8%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	8,925	8,471,892
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	4,300	4,275,495
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	8,332	8,235,701
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	14,056	14,043,658

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	3.700%	04/01/51		36,685	$23,856,810
Sr. Sec’d. Notes	5.125	07/01/49		40,050	32,466,947
Sr. Sec’d. Notes	5.375	04/01/38		6,070	5,618,726
Sr. Sec’d. Notes	5.375	05/01/47		19,064	16,166,701
Sr. Sec’d. Notes	5.750	04/01/48		8,123	7,171,473
Sr. Sec’d. Notes	6.484	10/23/45		7,251	7,004,034
Comcast Corp.,
Gtd. Notes(a)	1.950	01/15/31		5,858	5,184,991
Gtd. Notes	3.969	11/01/47		16	12,293
Gtd. Notes(a)	4.250	10/15/30		15,737	15,704,877
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34		48,652	48,240,743
Sr. Unsec’d. Notes, 144A	2.600	06/15/31		1,804	1,609,115
Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15,505	15,387,198
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		3,510	2,122,934
Gtd. Notes, 144A	4.125	12/01/30		5,275	3,249,426
Gtd. Notes, 144A(a)	4.500	11/15/31		2,500	1,532,228
Gtd. Notes, 144A	5.375	02/01/28		208	172,366
Gtd. Notes, 144A	5.500	04/15/27		6,800	6,324,000
Gtd. Notes, 144A	6.500	02/01/29		700	481,330
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		8,450	3,009,962
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		11,500	4,312,616
Sr. Unsec’d. Notes, 144A	7.500	04/01/28		3,465	2,367,396
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		14,950	12,910,696
Gtd. Notes	7.375	07/01/28		345	322,315
Gtd. Notes	7.750	07/01/26		97,996	96,988,500
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		32,376	34,067,814
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.550	05/01/37		3,690	3,780,446
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		9,355	9,635,660
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	11,600	13,694,455
Sr. Sec’d. Notes	4.250	01/15/30	GBP	13,400	16,063,267

					424,486,065

Mining 0.3%

Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A	11.500	10/01/31		11,177	12,421,814
Barrick Mining Corp. (Canada),
Sr. Unsec’d. Notes, Series A	5.800	11/15/34		7,300	7,659,053
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43		14,510	14,947,195
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33		6,290	6,484,613
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.250	02/15/34		5,010	5,185,350
Gtd. Notes, 144A	8.000	03/01/33		4,800	5,088,000
Gtd. Notes, 144A(a)	8.625	06/01/31		7,600	7,951,500
Sec’d. Notes, 144A	9.375	03/01/29		27,278	28,802,567
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		10,370	10,567,030
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes	6.250	07/15/33		9,209	10,005,090

See Notes to Financial Statements.

PGIM Total Return Bond Fund  97

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.875%	04/01/32	1,075	$1,122,042
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34	2,500	2,611,237
Novelis Corp.,
Gtd. Notes, 144A	6.375	08/15/33	12,545	12,720,032
Gtd. Notes, 144A(a)	6.875	01/30/30	10,375	10,769,255

				136,334,778

Miscellaneous Manufacturing 0.0%

Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	347	339,754
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	1,300	1,305,955

				1,645,709

Multi-National 0.1%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29	4,843	4,957,489
Sr. Unsec’d. Notes	6.000	04/26/27	2,000	2,054,145
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month SOFR + 0.262% (Cap 2.590%, Floor N/A)	2.590(c)	12/29/26	3,500	3,420,594
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes	6.950	08/01/26	1,900	1,933,721
Unsec’d. Notes, MTN	6.290	07/16/27	2,656	2,738,328
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	14,189,770
International Bank for Reconstruction & Development (Supranational Bank),
Notes, Series C, MTN	2.219(s)	10/31/30	5,239	4,277,402
Sr. Unsec’d. Notes	0.000(cc)	06/30/34	8,591	5,816,605
Sr. Unsec’d. Notes, MTN	0.000(cc)	07/31/34	4,605	3,257,849
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	199,323
Sr. Unsec’d. Notes, MTN	1.768(cc)	08/28/34	853	576,802
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,208	23,021,931

				66,443,959

Office/Business Equipment 0.0%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	15,000	14,731,591
Gtd. Notes	3.250	02/15/29	50	47,888
Gtd. Notes	5.100	03/01/30	1,146	1,166,845

				15,946,324

Oil & Gas 1.6%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	9,800	8,954,311
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	13,765	13,263,982
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	12,010	11,577,734
Sr. Unsec’d. Notes, 144A(a)	5.125	10/01/34	17,100	16,778,253
Sr. Unsec’d. Notes, 144A	5.250	10/30/35	21,340	21,009,625
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	8,500	8,746,510
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	37,300	39,122,094
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	15,981	18,898,995
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	5,325	5,429,785
BP Capital Markets PLC,
Gtd. Notes	6.450(ff)	12/01/33(oo)	19,295	20,500,930

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250%	06/15/37		11,044	$10,780,722
Sr. Unsec’d. Notes	5.400	06/15/47		8,720	8,080,388
Sr. Unsec’d. Notes	6.750	11/15/39		3,008	3,322,131
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26		239	239,147
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26		1,000	995,013
Gtd. Notes, 144A	8.375	07/01/28		3,650	3,769,624
Gtd. Notes, 144A	8.625	11/01/30		8,400	8,683,094
Gtd. Notes, 144A	8.750	07/01/31		875	899,063
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.375	01/15/33		6,000	5,667,331
Gtd. Notes, 144A	7.625	04/01/32		1,000	968,916
Gtd. Notes, 144A(a)	8.375	01/15/34		17,700	17,334,214
Devon Energy Corp.,
Sr. Unsec’d. Notes	4.750	05/15/42		10,544	9,145,714
Sr. Unsec’d. Notes	5.250	10/15/27		113	113,011
Sr. Unsec’d. Notes(a)	5.600	07/15/41		4,047	3,897,339
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26		51,435	50,973,321
Gtd. Notes	5.400	04/18/34		22,885	23,355,916
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		26,440	27,004,494
Sr. Unsec’d. Notes	8.625	01/19/29		30,525	32,928,844
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.875	03/30/31		140	134,792
EOG Resources, Inc.,
Sr. Unsec’d. Notes	5.350	01/15/36		33,500	34,441,151
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50		20,155	15,663,962
Gtd. Notes	4.250	11/23/41		9,026	8,200,835
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		2,000	1,966,976
Gtd. Notes	5.375	02/01/29		1,000	1,000,675
Gtd. Notes, 144A	5.875	02/01/29		4,900	4,912,267
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	4.114	03/01/46		5,335	4,549,331
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,000	2,939,258
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, EMTN	1.500	02/17/27	EUR	1,367	1,181,754
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	5,945,423
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		16,015	15,613,553
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	3,041,567
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,326,875
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		19,100	18,124,292
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		2,183	2,258,386
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	3,013,290
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,350	1,350,959
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		6,824	6,721,959
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		8,189	8,066,351
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		6,824	6,721,959
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		2,047	2,016,588

See Notes to Financial Statements.

PGIM Total Return Bond Fund  99

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450%	09/15/36		10,532	$11,177,937
Sr. Unsec’d. Notes	7.500	05/01/31		43	48,214
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,885,064
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.625	08/15/32		2,520	2,561,807
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,138,105
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	9,150	11,892,639
Gtd. Notes	6.625	01/16/34	GBP	27,600	36,036,039
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	01/23/29		16,725	17,062,678
Gtd. Notes(a)	6.625	06/15/35		2,920	2,801,156
Gtd. Notes(a)	6.625	06/15/38		1,916	1,760,804
Gtd. Notes(a)	6.700	02/16/32		44,083	44,038,917
Gtd. Notes	6.840	01/23/30		6,738	6,920,600
Gtd. Notes	9.500	09/15/27		1,590	1,686,449
Gtd. Notes, EMTN	2.750	04/21/27	EUR	3,725	4,245,318
Gtd. Notes, MTN	8.750	06/02/29		54,431	58,780,037
Phillips 66,
Gtd. Notes	2.150	12/15/30		2,150	1,921,897
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30		6,410	5,777,413
Preem AB (Sweden),
Sr. Unsec’d. Notes	12.000	06/30/27	EUR	664	783,805
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		4,400	4,298,800
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A	6.875	09/19/33		4,600	5,048,818
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		2,365	2,376,825
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	6.500	05/22/35		17,500	18,587,426
Sr. Unsec’d. Notes, 144A	7.500	01/15/28		17,688	18,726,657
Sr. Unsec’d. Notes, 144A	8.000	11/15/32		4,662	5,376,581
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30		5,515	5,668,809
Gtd. Notes, 144A(a)	7.875	04/15/32		16,720	15,826,101

					812,061,600

Oil & Gas Services 0.0%

Cameron International Corp.,
Gtd. Notes	5.950	06/01/41		2,775	2,708,471

Packaging & Containers 0.1%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		644	6,443
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	3,100	3,467,448
Sr. Sec’d. Notes, 144A	4.125	08/15/26		14,600	13,724,000
Ball Corp.,
Gtd. Notes	5.500	09/15/33		16,955	17,150,873
Gtd. Notes	6.000	06/15/29		12,025	12,319,184
Clydesdale Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/32		10,850	10,886,061

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125%	08/15/28	120	$119,519
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.625	05/13/27	375	375,092

				58,048,620

Pharmaceuticals 0.7%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.400	11/06/42	32,717	29,537,317
Sr. Unsec’d. Notes	4.500	05/14/35	20,670	20,294,164
Sr. Unsec’d. Notes(h)	4.550	03/15/35	38,439	37,971,965
Sr. Unsec’d. Notes	4.700	05/14/45	43,711	40,142,010
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	9,573,495
Sr. Unsec’d. Notes	4.850	06/15/44	9,795	9,218,631
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,000	949,202
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	2,050	1,793,750
Gtd. Notes, 144A	5.000	02/15/29	1,000	778,125
Gtd. Notes, 144A	5.250	01/30/30	21,122	15,207,840
Gtd. Notes, 144A	5.250	02/15/31	20,329	13,696,664
Gtd. Notes, 144A	6.250	02/15/29	14,000	11,480,000
Gtd. Notes, 144A	7.000	01/15/28	2,750	2,526,563
Sr. Sec’d. Notes, 144A	4.875	06/01/28	10,950	10,019,469
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	750	661,020
Sr. Unsec’d. Notes	1.875	02/28/31	24,845	21,673,890
Sr. Unsec’d. Notes	4.300	03/25/28	406	406,611
Sr. Unsec’d. Notes	5.000	01/30/29	1,312	1,338,998
Sr. Unsec’d. Notes	5.300	12/05/43	7,175	6,784,346
Sr. Unsec’d. Notes	5.625	02/21/53	4,580	4,336,734
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43	38,126	33,053,074
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	1,587	1,574,530
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	9,792	9,746,808
Gtd. Notes	5.250	06/15/46	88,726	73,610,071

				356,375,277

Pipelines 2.2%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	6,275	6,274,618
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625	10/15/28	50	49,953
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A	4.150	08/15/26	8,794	8,776,931
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	19,146	20,245,939
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	46,110	49,286,277
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	51,114
Gtd. Notes	5.625	07/15/27	50	51,030
Gtd. Notes, 144A	6.750	09/15/37	10,000	10,885,244
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	245	215,747

See Notes to Financial Statements.

PGIM Total Return Bond Fund  101

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Energy Transfer LP,
Gtd. Notes	5.350%	05/15/45	2,240	$2,045,550
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	67,569,105
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	19,835	19,924,433
Sr. Unsec’d. Notes	5.000	05/15/50	1,915	1,626,884
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,088,583
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	3,767,419
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,475,633
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	13,823,219
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,526,444
Sr. Unsec’d. Notes	6.125	12/15/45	9,720	9,700,404
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	37,873,879
Sr. Unsec’d. Notes	6.400	12/01/30	6,025	6,523,629
Sr. Unsec’d. Notes	6.550	12/01/33	14,895	16,277,099
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	42,775	29,052,241
Gtd. Notes	3.700	01/31/51	2,665	1,996,288
Gtd. Notes	4.200	01/31/50	12,270	10,052,350
Gtd. Notes	4.250	02/15/48	5,593	4,669,354
Gtd. Notes	4.900	05/15/46	18,296	16,837,179
Gtd. Notes	4.950	10/15/54	3,084	2,794,348
Gtd. Notes	5.100	02/15/45	8,450	8,036,279
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.433(c)	08/16/77	9,502	9,475,910
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	7,103,325
Gtd. Notes	5.000	03/01/43	1,958	1,805,957
Gtd. Notes	6.500	09/01/39	1,260	1,372,993
Kinder Morgan, Inc.,
Gtd. Notes	2.000	02/15/31	35,000	31,048,951
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	4.625	04/01/29	4,413	4,432,362
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	10,440	10,351,122
Sr. Unsec’d. Notes(a)	2.650	08/15/30	10,000	9,205,972
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,459,702
Sr. Unsec’d. Notes	4.500	04/15/38	15,767	14,307,091
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,331,231
Sr. Unsec’d. Notes	5.000	01/15/33	43,720	43,724,676
Sr. Unsec’d. Notes	5.000	03/01/33	685	685,909
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,848,628
Sr. Unsec’d. Notes	5.400	04/01/35	3,120	3,140,138
Sr. Unsec’d. Notes(a)	5.400	09/15/35	20,640	20,735,602
Sr. Unsec’d. Notes	5.500	06/01/34	10,044	10,239,592
Northwest Pipeline LLC,
Sr. Unsec’d. Notes	4.000	04/01/27	4,110	4,098,120
ONEOK Partners LP,
Gtd. Notes	6.850	10/15/37	10,910	12,022,970
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	34,330,855
Gtd. Notes	4.200	12/01/42	1,600	1,272,366
Gtd. Notes	4.200	03/15/45	2,830	2,200,399
Gtd. Notes	4.450	09/01/49	8,512	6,820,294
Gtd. Notes	4.550	07/15/28	2,790	2,809,420
Gtd. Notes	4.950	10/15/32	30,720	30,756,671
Gtd. Notes	4.950	07/13/47	33,076	28,643,749
Gtd. Notes(a)	5.050	11/01/34	15,916	15,686,889
Gtd. Notes	5.150	10/15/43	9,557	8,748,123
Gtd. Notes	5.200	07/15/48	1,290	1,151,645
Gtd. Notes(a)	5.400	10/15/35	52,000	52,203,200

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
ONEOK, Inc., (cont’d.)
Gtd. Notes	5.650%	11/01/28	9,955	$10,315,560
Gtd. Notes	5.700	11/01/54	4,710	4,417,584
Gtd. Notes	5.800	11/01/30	5,210	5,477,439
Gtd. Notes	6.000	06/15/35	4,200	4,403,992
Gtd. Notes	6.625	09/01/53	400	421,128
Gtd. Notes, 144A	6.500	09/01/30	32,345	34,601,508
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,977,114
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	3,015	2,949,797
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	3,970	4,159,185
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	4,500	4,635,078
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	12,867	12,803,231
Gtd. Notes, 144A	6.000	12/31/30	1,975	1,958,964
Gtd. Notes, 144A	6.750	03/15/34	5,285	5,247,805
Targa Resources Corp.,
Gtd. Notes(a)	4.200	02/01/33	6,795	6,468,991
Gtd. Notes	5.200	07/01/27	5,510	5,595,471
Gtd. Notes	6.150	03/01/29	13,000	13,674,954
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	50	50,049
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48	20,328	17,702,824
Valero Energy Partners LP,
Gtd. Notes	4.500	03/15/28	7,970	8,026,329
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	9,205	8,718,915
Sr. Sec’d. Notes, 144A	4.125	08/15/31	2,380	2,201,311
Sr. Sec’d. Notes, 144A	6.250	01/15/30	24,200	24,677,452
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	62,145	58,083,814
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	6,005	6,290,260
Sr. Sec’d. Notes, 144A	6.750	01/15/36	6,005	6,362,192
Sr. Sec’d. Notes, 144A	7.500	05/01/33	6,804	7,492,139
Sr. Sec’d. Notes, 144A	7.750	05/01/35	10,098	11,394,455
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	50	48,769
Sr. Unsec’d. Notes	4.750	08/15/28	3,250	3,271,932
Sr. Unsec’d. Notes	6.350	01/15/29	11,115	11,691,700
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	43,926	43,663,381
Sr. Unsec’d. Notes	4.850	03/01/48	3,274	2,903,683
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	5,353,957
Sr. Unsec’d. Notes	5.100	09/15/45	1,130	1,047,124
Sr. Unsec’d. Notes	5.150	03/15/34	54,459	55,320,942
Sr. Unsec’d. Notes	5.300	08/15/52	7,580	7,118,405
Sr. Unsec’d. Notes	6.300	04/15/40	1,930	2,081,973

				1,145,120,442

Real Estate 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	3,517	3,380,266
Gtd. Notes, 144A	4.375	02/01/31	2,500	2,351,110
Gtd. Notes, 144A	5.375	08/01/28	500	499,382

See Notes to Financial Statements.

PGIM Total Return Bond Fund  103

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.875%	03/20/27		14,600	$14,523,708
Sinochem Offshore Capital Co. Ltd. (China),
Gtd. Notes, EMTN	0.750	11/25/25	EUR	2,000	2,302,303

					23,056,769

Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	1.875	02/01/33		9,640	7,871,361
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27		4,300	4,279,054
Sr. Unsec’d. Notes	4.125	05/15/29		22,019	21,820,610
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		9,428	8,275,453
Sr. Unsec’d. Notes	4.750	02/15/28		12,085	11,519,405
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32		20,765	18,646,182
Gtd. Notes	5.300	01/15/29		12,461	12,699,821
Healthpeak OP LLC,
Gtd. Notes	3.500	07/15/29		1,490	1,444,384
Highwoods Realty LP,
Sr. Unsec’d. Notes	3.875	03/01/27		5,885	5,826,564
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I	3.500	09/15/30		36,393	34,298,501
Invitation Homes Operating Partnership LP,
Gtd. Notes(a)	4.875	02/01/35		1,000	989,359
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31		900	638,498
Sr. Sec’d. Notes, 144A	8.500	02/15/32		1,225	1,287,345
Realty Income Corp.,
Sr. Unsec’d. Notes	2.850	12/15/32		19,830	17,736,563
Sun Communities Operating LP,
Gtd. Notes	2.700	07/15/31		12,359	11,204,096
Ventas Realty LP,
Gtd. Notes	3.850	04/01/27		31,660	31,513,022
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		25	24,171
Gtd. Notes, 144A	4.250	12/01/26		13,075	13,048,545
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27		1,605	1,579,386
Gtd. Notes	2.750	01/15/31		2,250	2,086,979
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400	02/01/31		5,790	5,194,253
Sr. Unsec’d. Notes	5.375	06/30/34		9,697	9,955,369

					221,938,921

Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		2,200	2,084,060
Sr. Sec’d. Notes, 144A(a)	5.625	09/15/29		4,460	4,534,973
Sr. Sec’d. Notes, 144A	6.125	06/15/29		3,070	3,152,982
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	5.267	02/12/34		7,193	7,360,024
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	4,425	5,955,631
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30		7,472	7,919,289

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000%	06/01/30		53,422	$55,827,436
Sr. Sec’d. Notes, 144A	9.000	06/01/31		20,408	22,726,267
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	15,000	18,787,042
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	64,400	80,818,631
Sr. Sec’d. Notes, 144A	12.000	11/30/28		20,900	22,842,864
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		2,189	2,093,796
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		9,325	8,525,781
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30		4,488	4,467,790
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	03/01/32		2,000	2,083,725

					249,180,291

Semiconductors 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350	02/15/30		33,095	33,267,419
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		26,909	23,314,430
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		184,190	157,208,103
Intel Corp.,
Sr. Unsec’d. Notes(a)	5.600	02/21/54		3,835	3,669,720
Sr. Unsec’d. Notes	5.700	02/10/53		5,505	5,290,525
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes	3.150	05/01/27		7,190	7,073,810
Gtd. Notes(a)	3.400	05/01/30		9,130	8,748,147

					238,572,154

Software 0.3%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		12,495	12,536,853
Gtd. Notes, 144A(a)	9.250	06/01/30		15,000	15,124,553
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28		78,385	80,022,662
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	04/01/30		5,925	5,540,844
Sr. Unsec’d. Notes	3.600	04/01/50		1,420	962,261
Sr. Unsec’d. Notes	3.800	11/15/37		18,135	15,365,369
Sr. Unsec’d. Notes	3.950	03/25/51		21,875	15,569,798

					145,122,340

Telecommunications 1.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28		730	544,215
Sr. Sec’d. Notes, 144A	5.750	08/15/29		15,439	11,231,872
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32		40,020	34,990,091
Sr. Unsec’d. Notes	2.300	06/01/27		3,300	3,207,205
Sr. Unsec’d. Notes	2.550	12/01/33		20,703	17,584,709
Sr. Unsec’d. Notes	3.550	09/15/55		19,994	13,656,661
Sr. Unsec’d. Notes	3.650	09/15/59		51,611	34,911,770
Sr. Unsec’d. Notes	3.800	12/01/57		7,661	5,402,354
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		323	32

See Notes to Financial Statements.

PGIM Total Return Bond Fund  105

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica), (cont’d.)
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000%	12/31/30		111	$—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		57,630	57,485,925
EchoStar Corp.,
Sr. Sec’d. Notes	10.750	11/30/29		75,359	82,978,593
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29		8,614	8,713,114
Sec’d. Notes, 144A	6.750	05/01/29		1,948	1,967,477
Sr. Sec’d. Notes, 144A	5.000	05/01/28		13,999	13,983,253
Sr. Sec’d. Notes, 144A	5.875	10/15/27		3,945	3,945,164
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28		9,175	9,306,294
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	3.875	10/15/30		8,548	7,689,041
Sec’d. Notes, 144A	4.000	04/15/31		4,100	3,673,291
Sec’d. Notes, 144A	4.500	04/01/30		31,060	28,834,351
Sec’d. Notes, 144A	4.875	06/15/29		4,190	4,021,262
Sr. Sec’d. Notes, 144A	6.875	06/30/33		4,800	4,919,928
Sr. Sec’d. Notes, 144A	7.000	03/31/34		34,380	35,333,708
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	53,875	64,312,849
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.300	11/15/30		6,271	5,670,423
Sr. Unsec’d. Notes(a)	4.600	05/23/29		16,480	16,658,607
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A(a)	4.620	07/16/28		3,835	3,875,039
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		29,300	35,646,475
Sprint LLC,
Gtd. Notes	7.625	03/01/26		6,532	6,532,000
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, PIK 11.750%	11.750	03/01/28	GBP	12,436	980,263
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		28,800	26,182,343
Gtd. Notes(a)	2.625	02/15/29		14,375	13,665,804
Gtd. Notes	3.000	02/15/41		47,439	35,473,260
Gtd. Notes	3.300	02/15/51		9,414	6,358,418
Gtd. Notes	3.875	04/15/30		13,050	12,779,679
Gtd. Notes	4.375	04/15/40		13,276	11,901,137
Gtd. Notes	4.500	04/15/50		1,975	1,653,660
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.750	01/20/31		8,900	7,780,326
Sr. Unsec’d. Notes	2.355	03/15/32		21,369	18,712,938
Sr. Unsec’d. Notes	2.650	11/20/40		24,032	17,215,883
Sr. Unsec’d. Notes	4.780	02/15/35		36,212	35,520,301
Sr. Unsec’d. Notes, 144A	5.401	07/02/37		85,257	86,317,846
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	5,100	6,336,737
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31		4,690	4,790,569
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29		6,275	6,666,560

					809,411,427

Transportation 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,553,959

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
Burlington Northern Santa Fe LLC, (cont’d.)
Sr. Unsec’d. Notes	4.700%	09/01/45		3,400	$3,116,105
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		7,820	7,439,244
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes(a)	5.875	07/05/34		3,803	3,936,064
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	5.375	03/15/29		29,585	30,603,421
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30		44,941	42,522,356

					90,171,149

Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		5,000	5,031,520
Sr. Unsec’d. Notes, 144A	6.050	08/01/28		33,890	35,368,669

					40,400,189

TOTAL CORPORATE BONDS (cost $16,070,504,423)					15,523,235,314

FLOATING RATE AND OTHER LOANS 1.1%

Auto Parts & Equipment 0.1%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.054(c)	11/17/28		33,556	32,902,394
Term B Loan, 3 Month SOFR + 5.100%	9.203(c)	11/17/28		31,705	31,154,569

					64,056,963

Commercial Services 0.1%
OCS Group Investments Ltd. (United Kingdom),
Facility B-1 Loan, SONIA + 5.750%	9.875(c)	11/27/31	GBP	17,275	22,601,984

Education 0.0%
Dukes Education Group Ltd. (United Kingdom),
Accordion Facility, SONIA + 5.500%^	9.584(c)	11/27/28	GBP	2,500	3,283,951
Acquisition/Capex Facility 1, SONIA + 5.500%^	9.583(c)	11/27/28	GBP	2,254	2,960,815
Acquisition/Capex Facility 4, 6 Month EURIBOR + 5.500%^	7.582(c)	11/27/28	EUR	1,274	1,468,213
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	9.571(c)	11/27/28	EUR	274	359,752
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	7.577(c)	11/27/28	EUR	4,946	5,701,018
Acquisition/Capex Facility 6, SONIA + 5.500%^	9.494(c)	11/27/28	GBP	1,676	2,201,619
Facility B, SONIA + 5.500%^	9.627(c)	11/27/28	GBP	932	1,223,803

					17,199,171

Holding Companies-Diversified 0.1%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.338(c)	12/19/30		33,036	31,927,429
Cuppa Bidco BV (Netherlands),
Facility B-1 (EUR), 6 Month EURIBOR + 4.750%	6.787(c)	06/29/29	EUR	1,000	907,712

					32,835,141

See Notes to Financial Statements.

PGIM Total Return Bond Fund  107

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance 0.0%

Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.327%(c)	08/21/28		3,343	$3,353,363
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.215(c)	09/19/30		5,060	5,047,271

					8,400,634

Internet 0.0%

Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28		5,659	4,215,700

Investment Companies 0.1%

Hurricane CleanCo Ltd. (United Kingdom),
Facility A^	12.500	10/31/29	GBP	37,426	51,964,220

Leisure Time 0.1%

ClubCorp Holdings, Inc.,
Term Loan, 1 Month SOFR + 5.000%^	8.965(c)	07/10/32		16,057	15,925,824
International Park Holdings BV (Netherlands),
2025 Facility B, 6 Month EURIBOR + 5.500%^	7.412(c)	01/30/32	EUR	45,000	50,961,538

					66,887,362

Media 0.0%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.532(c)	01/18/28		16,896	16,716,941

Metal Fabricate/Hardware 0.2%

Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%	10.502(c)	04/23/30		7,025	7,094,947
Initial Term Loan, 3 Month SOFR + 6.500%	10.502(c)	04/23/30		81,317	82,129,842

					89,224,789

Retail 0.3%

CDR Firefly Bidco PLC (United Kingdom),
Facility B-10, SONIA + 4.750%	8.719(c)	04/29/29	GBP	35,950	47,084,132
EG America LLC (United Kingdom),
New facility B3(EUR), 3 Month EURIBOR + 3.875%	5.906(c)	02/07/28	EUR	51,700	59,947,575
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.750%	8.719(c)	07/18/32	GBP	21,650	28,568,568
WSH Services Holding Ltd. (United Kingdom),
Term B Loan, SONIA + 4.750%	8.719(c)	05/16/31	GBP	10,550	13,859,535

					149,459,810

Telecommunications 0.1%

Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.429(c)	04/15/29		1,997	1,981,327
Zegona Holdco Ltd.,
Additional Facility B2 (EUR) Loan, 6 Month EURIBOR + 3.000%	4.954(c)	07/17/29	EUR	3,525	4,078,328
Facility B (EUR) Loan, 6 Month EURIBOR + 3.000%	4.954(c)	07/17/29	EUR	20,675	23,920,405

					29,980,060

TOTAL FLOATING RATE AND OTHER LOANS (cost $535,199,139)					553,542,775

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 0.4%

California 0.1%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263%	04/01/49	12,630	$13,783,303
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50	525	608,545
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs	6.582	05/15/39	4,175	4,566,942
Los Angeles County Public Works Financing Authority,
Revenue Bonds, BABs, Series Z	7.618	08/01/40	4,300	5,146,030
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	979,417
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	335,571
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	1,950,510
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	1,906,111
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	4,155,988
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,067,045

				35,499,462

Colorado 0.0%

Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	3,429,180

District of Columbia 0.0%

District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A	4.814	10/01/2114	15,765	14,032,654

Illinois 0.1%

Illinois State Toll Highway Authority,
Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	5,359,105
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	16,618	16,936,678

				22,295,783

Michigan 0.0%

Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	9,819,886
Taxable, Revenue Bonds	3.384	12/01/40	13,895	11,717,595

				21,537,481

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	15,953	18,655,712
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	15,565,349
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,400,065

				35,621,126

New York 0.1%

Empire State Development Corp.,
Taxable, Revenue Bonds, BABs	5.770	03/15/39	14,730	15,304,657
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	768,594
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	951,059
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	2,600	2,242,818

See Notes to Financial Statements.

PGIM Total Return Bond Fund  109

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

Port Authority of New York & New Jersey, (cont’d.)
Consolidated, Taxable, Revenue Bonds, Series 192	4.810%	10/15/65		8,650	$7,994,700
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48		4,000	3,369,133

					30,630,961

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111		7,815	6,805,780
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40		295	291,353

					7,097,133

Pennsylvania 0.0%

Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39		400	435,230
Revenue Bonds, BABs, Series B	5.511	12/01/45		5,370	5,357,009
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds	3.555	09/15/2119		20,900	13,806,209

					19,598,448

Texas 0.0%

City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39		1,000	1,065,881
Taxable, Revenue Bonds	4.427	02/01/42		6,480	6,141,246
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C	2.919	11/01/50		2,035	1,459,964
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49		16,510	13,425,987

					22,093,078

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117		8,135	6,300,232

TOTAL MUNICIPAL BONDS (cost $259,841,840)					218,135,538

RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.4%
Angel Oak Mortgage Trust,
Series 2025-09, Class A1, 144A	5.141(cc)	08/25/70		35,359	35,411,414
Series 2025-10, Class A1, 144A	4.960(cc)	09/25/70		18,900	18,896,212
Aran Funding DAC (Ireland),
Series 2025-01A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.970(c)	12/24/65	EUR	11,100	12,763,708
Archwest Mortgage Trust,
Series 2025-RTL01, Class A1, 144A	5.196(cc)	10/25/40		14,000	13,994,260
Banc of America Funding Trust,
Series 2005-D, Class A1	5.341(cc)	05/25/35		13	12,117
Series 2006-I, Class 4A1	4.375(cc)	10/20/46		19	15,979
Banc of America Mortgage Trust,
Series 2004-E, Class 2A6	5.651(cc)	06/25/34		81	78,016
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)	8.199(c)	07/01/26		26,098	26,165,352
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	6.250(cc)	02/25/33		—(r)	133
Series 2005-04, Class 3A1	4.924(cc)	08/25/35		47	44,272
Series 2007-03, Class 1A1	4.213(cc)	05/25/47		94	84,488
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	5.421(cc)	05/25/35		32	30,911

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns ALT-A Trust, (cont’d.)
Series 2005-04, Class 23A2	5.421%(cc)	05/25/35	11	$10,328
Bravo Residential Funding Trust,
Series 2025-NQM09, Class A1, 144A	5.043(cc)	09/25/65	36,219	36,220,115
BRAVO Residential Funding Trust,
Series 2025-NQM07, Class A1, 144A	5.459(cc)	07/25/65	56,733	57,142,810
Series 2025-NQM08, Class A1, 144A	5.082(cc)	06/25/65	43,104	43,125,513
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	14,630	13,155,238
Series 2025-RPL01, Class A1A, 144A	3.375(cc)	04/25/65	32,947	29,928,036
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	6.326(cc)	02/19/34	2,923	2,929,234
Series 2005-29, Class A1	5.750	12/25/35	332	155,040
Series 2005-HYB09, Class 3A2A, 12 Month SOFR + 2.465% (Cap 11.000%, Floor 1.750%)	6.224(c)	02/20/36	5	4,326
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	30,111	29,925,594
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	4,427	4,464,686
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.533(cc)	09/25/47	2,448	2,264,527
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	90,511	86,949,522
Series 2024-RP02, Class A2, 144A	4.229(cc)	02/25/63	8,815	7,889,149
Series 2024-RP02, Class B1, 144A	4.229(cc)	02/25/63	2,667	2,099,071
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	963	719,016
Series 2024-RP02, Class B3, PO, 144A	11.267(s)	02/25/63	2,444	331,875
Series 2024-RP02, Class B4, PO, 144A	14.581(s)	02/25/63	4,427	403,037
Series 2024-RP02, Class M1, 144A	4.229(cc)	02/25/63	5,926	5,095,703
Series 2024-RP02, Class M2, 144A	4.229(cc)	02/25/63	4,518	3,713,382
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	126	116,286
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	130,511	13,051
Series 2025-RP01, Class A1, 144A	4.020(cc)	01/25/64	144,931	137,109,777
Series 2025-RP01, Class A2, 144A	4.020(cc)	01/25/64	6,684	5,122,459
Series 2025-RP01, Class B1, 144A	4.020(cc)	01/25/64	2,674	1,693,370
Series 2025-RP01, Class B2, 144A	4.020(cc)	01/25/64	1,693	986,489
Series 2025-RP01, Class B3, 144A	0.000(cc)	01/25/64	2,139	1,048,597
Series 2025-RP01, Class B4, 144A	0.000(cc)	01/25/64	2,033	826,522
Series 2025-RP01, Class M1, 144A	4.020(cc)	01/25/64	5,704	4,078,056
Series 2025-RP01, Class M2, 144A	4.020(cc)	01/25/64	3,564	2,417,253
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	312	275,867
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	170,731	17,073
COLT Mortgage Loan Trust,
Series 2025-08, Class A1, 144A	5.480(cc)	08/25/70	32,571	32,862,699
Series 2025-09, Class A1, 144A	5.194(cc)	09/25/70	39,464	39,556,466
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.283(c)	10/25/41	3,600	3,671,821
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.733(c)	10/25/41	4,215	4,226,885
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.333(c)	12/25/41	2,652	2,711,622
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.433(c)	03/25/42	14,390	15,352,403
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.283(c)	03/25/42	6,300	6,476,213
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.283(c)	06/25/43	20,500	21,352,790
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.883(c)	07/25/44	6,500	6,524,393
Credit Suisse Mortgage Trust,
Series 2018-RPL04, Class PT, 144A	4.723(cc)	04/25/58	13,455	12,477,818
Series 2018-RPL09, Class PT, 144A	3.924(cc)	09/25/57	15,532	13,302,268
Cross Mortgage Trust,
Series 2025-H01, Class A1, 144A	5.735(cc)	02/25/70	4,021	4,055,367
Series 2025-H06, Class A1, 144A	5.181(cc)	07/25/70	49,376	49,435,673
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70	42,579	42,468,435
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.633(c)	04/25/34	16,314	16,387,219
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.183(c)	09/26/33	4,595	4,603,485

See Notes to Financial Statements.

PGIM Total Return Bond Fund 111

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMIC,
Series 2000-32, Class FM, 30 Day Average SOFR + 0.564% (Cap 9.000%, Floor 0.450%)	4.748%(c)	10/18/30	—(r)	$229
Series 2001-29, Class Z	6.500	07/25/31	6	6,395
Series 2012-132, Class KI, IO	3.000	12/25/32	3,141	222,608
Series 2013-57, Class MI, IO	3.000	06/25/28	356	7,339
Series 2014-05, Class AI, IO	4.500	04/25/43	1,418	204,522
Series 2015-51, Class CI, IO	4.000	07/25/45	2,490	399,581
Series 2016-30, Class CI, IO	3.000	05/25/36	1,574	112,965
Series 2016-74, Class GM	2.500	09/25/43	5,562	5,380,055
Series 2017-83, Class IO, IO	4.000	10/25/47	1,954	346,148
Series 2018-16, Class MB	3.500	07/25/46	1,469	1,458,706
Series 2018-24, Class BH	3.500	04/25/48	3,394	3,125,545
Series 2018-58, Class BI, IO	4.000	08/25/48	1,389	255,768
Series 2019-08, Class Z	3.500	03/25/49	2,878	2,516,504
Series 2019-13, Class LZ	4.000	04/25/49	10,038	9,606,142
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55	112,366	113,855,930
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.183(c)	12/25/50	400	427,797
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.833(c)	01/25/34	4,785	4,795,462
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.583(c)	10/25/41	20,695	21,134,384
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.683(c)	10/25/41	2,594	2,604,771
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.983(c)	11/25/41	6,495	6,550,924
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.533(c)	09/25/41	1,793	1,822,362
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.283(c)	09/25/41	51,600	51,971,004
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	7.933(c)	12/25/41	572	585,610
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.533(c)	12/25/41	37,280	37,734,443
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.683(c)	01/25/42	1,770	1,800,469
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.083(c)	04/25/42	7,600	7,891,924
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.533(c)	05/25/42	800	829,203
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	5.509(c)	07/25/44	41	39,771
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	5.309(c)	02/25/45	5	4,452
Freddie Mac REMIC,
Series 1935, Class JZ	7.000	02/15/27	3	2,610
Series 2241, Class PH	7.500	07/15/30	7	6,813
Series 3795, Class VZ	4.000	01/15/41	1,696	1,651,169
Series 3889, Class DZ	4.000	01/15/41	1,784	1,748,316
Series 4135, Class AI, IO	3.500	11/15/42	5,417	673,799
Series 4372, Class GI, IO	4.500	08/15/44	2,945	425,637
Series 4468, Class IO, IO	4.500	05/15/45	3,485	471,057
Series 4500, Class ZX	4.000	07/15/45	1,743	1,699,517
Series 4735, Class IM, IO	4.000	12/15/47	5,146	932,003
Series 4736, Class IP, IO	4.000	08/15/47	1,380	239,489
Series 4751, Class PI, IO	4.000	11/15/47	984	171,298
Series 4795, Class WQ	4.000	07/15/46	187	186,015
Series 4801, Class ZD	4.000	06/15/48	5,365	5,128,460
Series 4802, Class EZ	4.000	06/15/48	3,377	3,217,923
Series 4831, Class BA	3.500	10/15/44	90	89,896
Series 4870, Class K	4.000	04/15/49	13,789	13,130,712
Series 4903, Class ED	2.750	09/15/48	3,266	3,014,709
Series 4903, Class IP, IO	4.500	07/25/49	6,378	1,477,731
Series 4939, Class KT	3.000	07/15/48	12,590	11,456,155
Series 4946, Class KB	3.000	12/15/48	5,762	5,231,375
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55	134,531	136,314,422
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55	97,128	98,415,344
Freddie Mac Strips,
Series 304, Class C54, IO	4.000	12/15/32	1,196	105,978
GCAT Trust,
Series 2025-NQM06, Class A1, 144A	4.935(cc)	10/25/70	34,900	34,769,383

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000%(cc)	07/20/43		949	$864,730
Series 2015-064, Class IA, IO	4.000	05/20/45		6,753	1,398,060
Series 2015-165, Class IB, IO	3.500	11/20/42		2,293	208,051
Series 2016-01, Class ZP	3.000	01/20/46		7,198	5,887,923
Series 2016-161, Class PI, IO	3.500	06/20/46		14,399	2,225,243
Series 2016-69, Class B	3.000	05/20/46		9,700	8,696,020
Series 2017-134, Class ZK	3.000	08/20/47		6,698	5,370,371
Series 2018-05, Class IB, IO	4.000	01/20/48		7,926	1,652,490
Series 2018-21, Class IH, IO	4.500	02/20/48		2,653	634,874
Series 2018-59, Class PZ	3.000	09/20/46		7,014	6,576,116
Series 2019-159, Class IJ, IO	3.500	12/20/49		8,493	1,351,969
GS Mortgage-Backed Securities Trust,
Series 2025-RPL01, Class A1, PO, 144A	0.000	01/25/64		199	196,430
Series 2025-RPL01, Class A1, PO, 144A	3.700(cc)	01/25/64		160,111	143,824,493
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	6.983(c)	01/25/34		1,708	1,710,685
HOMES Trust,
Series 2025-NQM04, Class A1, 144A	5.220(cc)	08/25/70		23,099	23,166,606
Impac CMB Trust,
Series 2005-01, Class 1A1, 1 Month SOFR + 0.634% (Cap 11.250%, Floor 0.520%)	4.626(c)	04/25/35		419	408,430
IndyMac Adjustable Rate Mortgage Trust,
Series 2001-H02, Class A1	5.717(cc)	01/25/32		1	825
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX04, Class 2A1, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)	4.466(c)	07/25/37		1,608	1,501,910
JPMorgan Alternative Loan Trust,
Series 2006-A01, Class 4A1	4.604(cc)	03/25/36		59	43,428
JPMorgan Mortgage Trust,
Series 2025-DSC02, Class A1, 144A	5.195(cc)	10/25/65		37,566	37,697,107
Series 2025-NQM03, Class A1, 144A	5.495(cc)	11/25/65		35,696	35,923,120
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.008(c)	01/24/63	EUR	34,442	39,698,466
Series 2025-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.990(c)	08/24/75	EUR	4,500	5,178,507
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		28,250	28,385,306
Series 2025-RTL03, Class A1, 144A	5.239(cc)	08/25/40		13,400	13,410,483
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	2.750(c)	06/27/27		61,857	61,914,589
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.026(c)	05/26/66	EUR	50,038	57,570,359
MFA Trust,
Series 2025-NQM02, Class A1, 144A	5.675(cc)	05/27/70		9,323	9,389,265
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM08, Class A1, 144A	4.963(cc)	09/25/70		28,700	28,601,806
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.856(c)	01/25/48		6,563	6,448,032
Series 2025-NQM04, Class A1, 144A	5.350(cc)	07/25/65		21,710	21,829,384
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		101,686	102,878,413
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		11,402	11,496,670
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		19,566	19,718,071
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		155,039	1,188,886
Series 2025-INV01, Class B1, 144A	6.595(cc)	02/25/70		6,037	6,001,620
Series 2025-INV01, Class B2, 144A	6.595(cc)	02/25/70		4,751	4,617,361
Series 2025-INV01, Class B3, 144A	6.595(cc)	02/25/70		2,979	2,716,941
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		8,617	8,727,604
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		155,039	3,488,378
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.083(c)	04/25/34		24,708	24,920,190
OBX Trust,
Series 2025-NQM03, Class A1, 144A	5.648(cc)	12/01/64		27,840	28,086,230

See Notes to Financial Statements.

PGIM Total Return Bond Fund  113

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

OBX Trust, (cont’d.)
Series 2025-NQM11, Class A1, 144A	5.418%(cc)	05/25/65		13,689	$13,767,641
Series 2025-NQM14, Class A1, 144A	5.162(cc)	07/25/65		39,839	40,092,990
Series 2025-NQM15, Class A1, 144A	5.143(cc)	07/27/65		23,437	23,514,164
Series 2025-NQM15, Class A3, 144A	5.599(cc)	07/27/65		1,660	1,665,307
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.683(c)	05/25/33		103,629	104,843,820
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.545(c)	03/29/27		80,598	81,434,721
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.295(c)	09/27/28		69,875	70,739,407
Prime Mortgage Trust,
Series 2004-CL01, Class 1A2, 1 Month SOFR + 0.514% (Cap 8.000%, Floor 0.400%)	4.506(c)	02/25/34		2	2,119
PRPM Fundido DAC (Spain),
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.038(c)	01/29/75	EUR	9,700	11,070,251
PRPM LLC,
Series 2024-RPL02, Class A1, 144A	3.500(cc)	05/25/54		15,875	15,458,615
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		52,358	51,341,642
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		10,215	9,781,075
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		6,023	5,696,227
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		5,879	5,492,323
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		2,072	1,917,921
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.883(c)	11/25/31		14,679	14,858,458
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.883(c)	07/25/33		3,053	3,065,517
Regal Trust IV,
Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	4.448(c)	09/29/31		3	2,805
RFMSI Trust,
Series 2003-S09, Class A1	6.500	03/25/32		3	3,378
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM04, Class A1, 144A	5.303(cc)	07/25/65		31,589	31,669,288
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	6.335(cc)	02/25/34		25	24,117
Series 2004-18, Class 3A1	5.033(cc)	12/25/34		2,778	2,595,070
Structured Asset Mortgage Investments Trust,
Series 2002-AR03, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	4.806(c)	09/19/32		2	1,602
Vendee Mortgage Trust,
Series 2011-02, Class DZ	3.750	10/15/41		1,882	1,776,852
Verus Securitization Trust,
Series 2024-02, Class A1, 144A	6.095(cc)	02/25/69		5,778	5,829,681
Series 2025-07, Class A1, 144A	5.129(cc)	08/25/70		44,162	44,245,040
Series 2025-09, Class A1, 144A	4.935(cc)	10/27/70		25,000	24,971,662
Series 2025-INV01, Class A1, 144A	5.548(cc)	02/25/70		29,773	29,993,743
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)	4.946(c)	06/25/44		460	464,183
Series 2004-AR10, Class A3, 1 Month SOFR + 1.214% (Cap 10.500%, Floor 1.100%)	5.206(c)	07/25/44		660	646,402
Series 2005-AR05, Class A6	5.365(cc)	05/25/35		258	255,615
Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
Series 2003-AR01, Class 2A	4.626(cc)	02/25/33		—(r)	119

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,803,725,895)					2,822,271,442

SOVEREIGN BONDS 2.4%

Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes, 144A	6.034	01/16/42		112,000	115,619,123
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	1,751	1,593,622
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629	431,080
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes	7.000	10/12/28		10,000	10,470,000

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes(a)	5.333%	02/15/28		50,367	$50,232,520
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	80,570	92,490,569
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	17,696	19,933,256
Sr. Unsec’d. Notes	8.375	02/15/27		900	917,262
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		10,291	10,455,656
Sr. Unsec’d. Notes	6.875	01/29/26		5,650	5,661,300
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		51,930	52,760,880
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		10,493	10,797,297
Ecuador Social Bond Sarl (Ecuador),
Gov’t. Gtd. Notes^	0.350	01/30/35		145,440	2,530,656
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,349,777
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,720,746
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes	6.097	08/01/38		28,006	28,499,466
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,900	244,243,627
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	34,367	38,256,769
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	49,957	57,726,893
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	72,132	83,496,307
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.625	11/21/25		18,300	18,290,484
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	9.500	02/02/30		3,500	4,216,406
Platinum for Belize Blue Investment Co. LLC (Belize),
Sec’d. Notes	4.470(cc)	10/20/40		2,000	1,792,320
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30		21,630	19,257,899
Province of British Columbia (Canada),
Bonds	7.250	09/01/36		17,530	21,349,750
Province of Quebec (Canada),
Unsec’d. Notes, MTN	7.295	07/22/26		474	483,751
Unsec’d. Notes, Series A, MTN	7.365	03/06/26		91	91,877
Unsec’d. Notes, Series A, MTN	7.380	04/09/26		100	101,492
Repubic of Italy Government International Bond Coupon Strips (Italy),
Sr. Unsec’d. Notes	2.758(s)	02/20/31	EUR	43,130	41,343,627
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		7,700	5,581,306
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 12Y	3.750	07/24/26	EUR	600	696,002
Romanian Government International Bond (Romania),
Bonds, 144A	6.625	05/16/36		13,522	13,884,931
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		53,010	54,242,483
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	7,575,881
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	37,883	40,845,463
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	3,888	3,786,470
Sr. Unsec’d. Notes	2.125	12/01/30		12,350	10,808,514
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	71,822	82,863,240
Sr. Unsec’d. Notes	6.250	05/26/28		23,345	24,322,689
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	9,990	10,771,221
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	6,252	6,088,738
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	33,806	39,003,017
Sr. Unsec’d. Notes, 144A(a)	6.250	05/26/28		875	911,645

TOTAL SOVEREIGN BONDS (cost $1,191,063,604)					1,254,496,012

See Notes to Financial Statements.

PGIM Total Return Bond Fund  115

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS 22.5%
Fannie Mae Interest Strips	1.758%(s)	08/06/38	386	$203,826
Fannie Mae Principal Strips	3.155(s)	01/15/30	835	709,291
Fannie Mae Principal Strips	3.528(s)	07/15/37	5,105	2,968,024
Federal Home Loan Bank	3.200	11/29/32	22,500	20,944,164
Federal Home Loan Bank	4.250	11/02/38	4,340	4,010,975
Federal Home Loan Mortgage Corp.	1.500	12/01/50	3,295	2,547,699
Federal Home Loan Mortgage Corp.	1.500	02/01/51	7,003	5,417,151
Federal Home Loan Mortgage Corp.	1.500	04/01/51	16,827	13,006,716
Federal Home Loan Mortgage Corp.	1.500	05/01/51	44,716	34,546,896
Federal Home Loan Mortgage Corp.	1.500	06/01/51	7,365	5,692,964
Federal Home Loan Mortgage Corp.	2.000	10/01/50	2,129	1,743,316
Federal Home Loan Mortgage Corp.	2.000	11/01/50	8,582	7,026,634
Federal Home Loan Mortgage Corp.	2.000	12/01/50	36,875	30,176,507
Federal Home Loan Mortgage Corp.	2.000	01/01/51	19,633	16,074,675
Federal Home Loan Mortgage Corp.	2.000	02/01/51	3,446	2,819,270
Federal Home Loan Mortgage Corp.	2.000	03/01/51	29,374	24,013,411
Federal Home Loan Mortgage Corp.	2.000	04/01/51	52,433	42,858,739
Federal Home Loan Mortgage Corp.	2.000	05/01/51	339,371	277,331,586
Federal Home Loan Mortgage Corp.	2.000	08/01/51	18,603	15,196,573
Federal Home Loan Mortgage Corp.	2.000	09/01/51	5,060	4,132,392
Federal Home Loan Mortgage Corp.	2.000	11/01/51	5,746	4,690,221
Federal Home Loan Mortgage Corp.	2.000	03/01/52	4,639	3,780,507
Federal Home Loan Mortgage Corp.	2.000	04/01/52	5,868	4,784,065
Federal Home Loan Mortgage Corp.	2.500	11/01/49	4,638	4,009,082
Federal Home Loan Mortgage Corp.	2.500	07/01/50	2,087	1,786,299
Federal Home Loan Mortgage Corp.	2.500	08/01/50	11,149	9,534,920
Federal Home Loan Mortgage Corp.	2.500	09/01/50	5,711	4,876,836
Federal Home Loan Mortgage Corp.	2.500	09/01/50	6,045	5,136,429
Federal Home Loan Mortgage Corp.	2.500	10/01/50	11,388	9,742,854
Federal Home Loan Mortgage Corp.	2.500	10/01/50	21,566	18,425,253
Federal Home Loan Mortgage Corp.	2.500	12/01/50	51,945	44,424,489
Federal Home Loan Mortgage Corp.	2.500	01/01/51	40,840	34,879,366
Federal Home Loan Mortgage Corp.	2.500	02/01/51	2,071	1,768,539
Federal Home Loan Mortgage Corp.	2.500	02/01/51	39,485	33,747,995
Federal Home Loan Mortgage Corp.	2.500	03/01/51	123,217	104,970,194
Federal Home Loan Mortgage Corp.	2.500	04/01/51	7,519	6,419,863
Federal Home Loan Mortgage Corp.	2.500	05/01/51	5,522	4,739,657
Federal Home Loan Mortgage Corp.	2.500	05/01/51	33,877	28,929,713
Federal Home Loan Mortgage Corp.	2.500	05/01/51	105,321	89,462,134
Federal Home Loan Mortgage Corp.	2.500	07/01/51	1,034	883,995
Federal Home Loan Mortgage Corp.	2.500	07/01/51	38,819	33,142,281
Federal Home Loan Mortgage Corp.	2.500	07/01/51	98,105	83,680,108
Federal Home Loan Mortgage Corp.	2.500	07/01/51	102,884	87,683,836
Federal Home Loan Mortgage Corp.	2.500	08/01/51	61,506	52,491,351
Federal Home Loan Mortgage Corp.	2.500	08/01/51	71,617	62,058,477
Federal Home Loan Mortgage Corp.	2.500	09/01/51	39,920	34,065,332
Federal Home Loan Mortgage Corp.	2.500	10/01/51	3,445	2,958,284
Federal Home Loan Mortgage Corp.	2.500	11/01/51	14,034	11,974,749
Federal Home Loan Mortgage Corp.	2.500	12/01/51	26,042	22,249,162
Federal Home Loan Mortgage Corp.	2.500	01/01/52	8,223	7,013,318
Federal Home Loan Mortgage Corp.	2.500	01/01/52	41,970	36,318,476
Federal Home Loan Mortgage Corp.	2.500	02/01/52	438	376,243
Federal Home Loan Mortgage Corp.	2.500	02/01/52	4,166	3,545,100
Federal Home Loan Mortgage Corp.	2.500	02/01/52	15,080	12,941,703
Federal Home Loan Mortgage Corp.	2.500	04/01/52	2,514	2,137,037
Federal Home Loan Mortgage Corp.	2.500	04/01/52	47,525	41,126,108
Federal Home Loan Mortgage Corp.	2.500	06/01/52	3,279	2,791,381
Federal Home Loan Mortgage Corp.	3.000	07/01/43	1,277	1,182,428
Federal Home Loan Mortgage Corp.	3.000	09/01/43	1,059	980,674
Federal Home Loan Mortgage Corp.	3.000	04/01/45	12,582	11,667,489
Federal Home Loan Mortgage Corp.	3.000	04/01/51	15,273	13,666,700

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.000%	05/01/51	5,089	$4,537,533
Federal Home Loan Mortgage Corp.	3.000	06/01/51	11,077	9,873,067
Federal Home Loan Mortgage Corp.	3.000	07/01/51	15,511	14,019,538
Federal Home Loan Mortgage Corp.	3.000	07/01/51	36,913	32,881,227
Federal Home Loan Mortgage Corp.	3.000	08/01/51	1,199	1,063,540
Federal Home Loan Mortgage Corp.	3.000	09/01/51	12,033	10,715,114
Federal Home Loan Mortgage Corp.	3.000	11/01/51	1,590	1,417,071
Federal Home Loan Mortgage Corp.	3.000	11/01/51	7,093	6,302,900
Federal Home Loan Mortgage Corp.	3.000	12/01/51	2,111	1,886,940
Federal Home Loan Mortgage Corp.	3.000	01/01/52	2,800	2,489,026
Federal Home Loan Mortgage Corp.	3.000	02/01/52	1,765	1,568,319
Federal Home Loan Mortgage Corp.	3.000	02/01/52	3,138	2,788,393
Federal Home Loan Mortgage Corp.	3.000	02/01/52	101,627	90,301,499
Federal Home Loan Mortgage Corp.	3.000	03/01/52	16,772	14,896,923
Federal Home Loan Mortgage Corp.	3.000	04/01/52	2,166	1,924,803
Federal Home Loan Mortgage Corp.	3.000	04/01/52	42,834	38,349,111
Federal Home Loan Mortgage Corp.	3.000	06/01/52	50,742	45,597,315
Federal Home Loan Mortgage Corp.	3.000	06/01/52	56,417	50,849,387
Federal Home Loan Mortgage Corp.	3.000	08/01/52	757	673,090
Federal Home Loan Mortgage Corp.	3.000	08/01/52	255,557	229,097,628
Federal Home Loan Mortgage Corp.	3.500	02/01/47	622	586,542
Federal Home Loan Mortgage Corp.	3.500	05/01/49	691	644,920
Federal Home Loan Mortgage Corp.	3.500	08/01/49	208	194,055
Federal Home Loan Mortgage Corp.	3.500	09/01/51	3,519	3,256,212
Federal Home Loan Mortgage Corp.	3.500	01/01/52	9,265	8,572,513
Federal Home Loan Mortgage Corp.	3.500	02/01/52	6,592	6,105,882
Federal Home Loan Mortgage Corp.	3.500	03/01/52	56,877	52,770,962
Federal Home Loan Mortgage Corp.	3.500	04/01/52	10,267	9,468,746
Federal Home Loan Mortgage Corp.	3.500	05/01/52	171,133	158,040,607
Federal Home Loan Mortgage Corp.	4.000	08/01/41	253	247,308
Federal Home Loan Mortgage Corp.	4.000	08/01/41	292	287,303
Federal Home Loan Mortgage Corp.	4.000	09/01/41	596	583,307
Federal Home Loan Mortgage Corp.	4.000	02/01/42	683	669,172
Federal Home Loan Mortgage Corp.	4.000	10/01/51	2,076	1,981,337
Federal Home Loan Mortgage Corp.	4.000	05/01/52	126,615	120,690,848
Federal Home Loan Mortgage Corp.	4.500	09/01/39	223	224,743
Federal Home Loan Mortgage Corp.	4.500	03/01/47	4,827	4,843,054
Federal Home Loan Mortgage Corp.	4.500	11/01/48	2,980	2,957,313
Federal Home Loan Mortgage Corp.	4.500	06/01/52	49,281	48,261,037
Federal Home Loan Mortgage Corp.	5.000	01/01/39	26	26,635
Federal Home Loan Mortgage Corp.	5.000	02/01/42	7,224	7,429,338
Federal Home Loan Mortgage Corp.	5.000	07/01/50	5,478	5,534,387
Federal Home Loan Mortgage Corp.	5.000	08/01/50	17,958	18,151,788
Federal Home Loan Mortgage Corp.	5.000	07/01/52	8,899	8,906,073
Federal Home Loan Mortgage Corp.	5.000	08/01/52	43,324	43,245,413
Federal Home Loan Mortgage Corp.	5.000	09/01/52	36,276	36,265,330
Federal Home Loan Mortgage Corp.	5.000	10/01/52	31,412	31,402,787
Federal Home Loan Mortgage Corp.	5.000	09/01/53	927	925,343
Federal Home Loan Mortgage Corp.	5.000	10/01/54	10,496	10,446,300
Federal Home Loan Mortgage Corp.	5.000	11/01/54	28,962	28,825,900
Federal Home Loan Mortgage Corp.	5.000	12/01/54	24,983	24,861,284
Federal Home Loan Mortgage Corp.	5.000	01/01/55	18,192	18,103,178
Federal Home Loan Mortgage Corp.	5.500	06/01/31	—(r)	237
Federal Home Loan Mortgage Corp.	5.500	10/01/33	120	123,020
Federal Home Loan Mortgage Corp.	5.500	07/01/34	1	1,440
Federal Home Loan Mortgage Corp.	5.500	10/01/52	49,546	50,247,068
Federal Home Loan Mortgage Corp.	5.500	11/01/52	301,228	306,053,390
Federal Home Loan Mortgage Corp.	5.500	07/01/54	12,229	12,364,004
Federal Home Loan Mortgage Corp.	5.500	08/01/54	20,227	20,452,924
Federal Home Loan Mortgage Corp.	5.500	09/01/54	26,463	26,753,931
Federal Home Loan Mortgage Corp.	5.500	10/01/54	40,316	40,750,802

See Notes to Financial Statements.

PGIM Total Return Bond Fund  117

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	5.500%	01/01/55	278,553	$281,462,919
Federal Home Loan Mortgage Corp.	5.500	04/01/55	71,316	72,061,563
Federal Home Loan Mortgage Corp.	5.500	05/01/55	38,206	38,605,421
Federal Home Loan Mortgage Corp.	6.000	10/01/32	1	1,365
Federal Home Loan Mortgage Corp.	6.000	12/01/32	3	2,705
Federal Home Loan Mortgage Corp.	6.000	02/01/33	2	2,531
Federal Home Loan Mortgage Corp.	6.000	11/01/33	13	13,151
Federal Home Loan Mortgage Corp.	6.000	01/01/34	13	13,579
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1	734
Federal Home Loan Mortgage Corp.	6.000	11/01/52	6,024	6,188,655
Federal Home Loan Mortgage Corp.	6.000	01/01/53	5,063	5,199,353
Federal Home Loan Mortgage Corp.	6.000	01/01/53	24,799	25,460,039
Federal Home Loan Mortgage Corp.	6.000	03/01/53	25,851	26,527,732
Federal Home Loan Mortgage Corp.	6.000	04/01/53	24,509	25,190,774
Federal Home Loan Mortgage Corp.	6.000	05/01/53	8,142	8,358,239
Federal Home Loan Mortgage Corp.	6.000	12/01/54	182,838	186,956,228
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	25,297	28,737,899
Federal Home Loan Mortgage Corp.	6.500	07/01/32	—(r)	323
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	703
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	1,142
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	1,154
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	1,721
Federal Home Loan Mortgage Corp.	6.500	09/01/32	9	8,821
Federal Home Loan Mortgage Corp.	6.500	11/01/33	16	16,297
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	47,678	54,535,681
Federal Home Loan Mortgage Corp.	7.000	09/01/32	18	18,353
Federal Home Loan Mortgage Corp.	7.000	01/01/53	561	588,090
Federal Home Loan Mortgage Corp.	7.000	05/01/53	701	734,201
Federal Home Loan Mortgage Corp.	7.000	06/01/53	585	613,241
Federal Home Loan Mortgage Corp., MTN	2.054(s)	11/15/38	1,565	854,752
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.488%, Floor 4.385%)	4.385(c)	01/01/28	—(r)	326
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.446%, Floor 3.005%)	4.397(c)	05/01/36	2	2,198
Enterprise 11th District COFI Institutional Replacement Index + 1.257% (Cap 12.872%, Floor 3.114%)	4.445(c)	05/01/36	1	542
Federal National Mortgage Assoc.	1.500	10/01/50	3,861	2,985,596
Federal National Mortgage Assoc.	1.500	12/01/50	59,055	45,699,046
Federal National Mortgage Assoc.	1.500	01/01/51	21,714	16,776,509
Federal National Mortgage Assoc.	1.500	03/01/51	28,902	22,375,931
Federal National Mortgage Assoc.	1.500	03/01/51	62,569	48,365,501
Federal National Mortgage Assoc.	1.500	04/01/51	64,912	50,150,977
Federal National Mortgage Assoc.	1.500	05/01/51	1,007	779,556
Federal National Mortgage Assoc.	1.500	06/01/51	101,596	78,620,978
Federal National Mortgage Assoc.	1.500	07/01/51	5,685	4,394,786
Federal National Mortgage Assoc.	1.500	09/01/51	5,251	4,060,236
Federal National Mortgage Assoc.	2.000	TBA	404,500	327,994,755
Federal National Mortgage Assoc.	2.000	06/01/50	84,748	69,494,071
Federal National Mortgage Assoc.	2.000	11/01/50	52,462	42,975,965
Federal National Mortgage Assoc.	2.000	12/01/50	8,987	7,360,220
Federal National Mortgage Assoc.	2.000	01/01/51	12,849	10,517,842
Federal National Mortgage Assoc.	2.000	02/01/51	17,677	14,458,425
Federal National Mortgage Assoc.	2.000	03/01/51	1,745	1,426,042
Federal National Mortgage Assoc.	2.000	03/01/51	10,435	8,530,900
Federal National Mortgage Assoc.	2.000	04/01/51	119,797	97,860,875
Federal National Mortgage Assoc.	2.000	05/01/51	91,996	75,178,625
Federal National Mortgage Assoc.	2.000	06/01/51	10,193	8,328,325
Federal National Mortgage Assoc.	2.000	07/01/51	17,505	14,301,119
Federal National Mortgage Assoc.	2.000	08/01/51	32,236	26,329,712
Federal National Mortgage Assoc.	2.000	09/01/51	10,231	8,355,315

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.000%	10/01/51	57,938	$47,310,400
Federal National Mortgage Assoc.	2.000	11/01/51	60,918	49,730,270
Federal National Mortgage Assoc.	2.000	12/01/51	5,037	4,107,271
Federal National Mortgage Assoc.(k)	2.186(s)	03/17/31	794	635,762
Federal National Mortgage Assoc.	2.500	TBA	332,000	281,849,604
Federal National Mortgage Assoc.	2.500	05/01/50	10,962	9,385,467
Federal National Mortgage Assoc.	2.500	06/01/50	98,136	84,113,423
Federal National Mortgage Assoc.	2.500	07/01/50	4,871	4,171,535
Federal National Mortgage Assoc.	2.500	08/01/50	57,235	48,966,981
Federal National Mortgage Assoc.	2.500	09/01/50	3,705	3,164,736
Federal National Mortgage Assoc.	2.500	10/01/50	4,343	3,695,694
Federal National Mortgage Assoc.	2.500	11/01/50	32,688	27,958,761
Federal National Mortgage Assoc.	2.500	01/01/51	5,000	4,261,973
Federal National Mortgage Assoc.	2.500	01/01/51	82,753	70,632,222
Federal National Mortgage Assoc.	2.500	02/01/51	117,131	99,875,113
Federal National Mortgage Assoc.	2.500	03/01/51	81,857	69,997,228
Federal National Mortgage Assoc.	2.500	04/01/51	126,110	107,548,539
Federal National Mortgage Assoc.	2.500	05/01/51	5,347	4,553,187
Federal National Mortgage Assoc.	2.500	05/01/51	63,806	54,343,358
Federal National Mortgage Assoc.	2.500	06/01/51	6,215	5,340,014
Federal National Mortgage Assoc.	2.500	06/01/51	37,534	32,049,203
Federal National Mortgage Assoc.	2.500	06/01/51	45,016	38,437,574
Federal National Mortgage Assoc.	2.500	07/01/51	63,660	54,350,405
Federal National Mortgage Assoc.	2.500	10/01/51	9,214	7,864,964
Federal National Mortgage Assoc.	2.500	10/01/51	88,669	75,673,799
Federal National Mortgage Assoc.	2.500	11/01/51	5,081	4,344,726
Federal National Mortgage Assoc.	2.500	11/01/51	60,428	51,540,309
Federal National Mortgage Assoc.	2.500	12/01/51	2,234	1,907,304
Federal National Mortgage Assoc.	2.500	01/01/52	26,698	22,779,619
Federal National Mortgage Assoc.	2.500	02/01/52	2,675	2,282,444
Federal National Mortgage Assoc.	2.500	02/01/52	6,588	5,717,520
Federal National Mortgage Assoc.	2.500	03/01/52	3,488	2,962,349
Federal National Mortgage Assoc.	2.500	03/01/52	57,833	49,971,085
Federal National Mortgage Assoc.	2.500	04/01/52	30,193	25,770,759
Federal National Mortgage Assoc.	2.500	09/01/52	824	700,029
Federal National Mortgage Assoc.	3.000	10/01/44	2,681	2,483,675
Federal National Mortgage Assoc.	3.000	10/01/44	36,532	33,837,646
Federal National Mortgage Assoc.	3.000	03/01/45	2,693	2,494,992
Federal National Mortgage Assoc.	3.000	06/01/45	1,874	1,736,007
Federal National Mortgage Assoc.	3.000	04/01/48	6,954	6,441,210
Federal National Mortgage Assoc.	3.000	09/01/50	28,576	25,546,595
Federal National Mortgage Assoc.	3.000	04/01/51	647	577,621
Federal National Mortgage Assoc.	3.000	05/01/51	26,390	23,562,819
Federal National Mortgage Assoc.	3.000	06/01/51	11,786	10,502,187
Federal National Mortgage Assoc.	3.000	07/01/51	106,979	95,460,530
Federal National Mortgage Assoc.	3.000	08/01/51	8,302	7,392,182
Federal National Mortgage Assoc.	3.000	10/01/51	1,255	1,116,672
Federal National Mortgage Assoc.	3.000	10/01/51	5,048	4,482,310
Federal National Mortgage Assoc.	3.000	11/01/51	678	603,642
Federal National Mortgage Assoc.	3.000	11/01/51	691	617,364
Federal National Mortgage Assoc.	3.000	11/01/51	2,529	2,255,023
Federal National Mortgage Assoc.	3.000	12/01/51	157	139,266
Federal National Mortgage Assoc.	3.000	12/01/51	284	252,984
Federal National Mortgage Assoc.	3.000	12/01/51	4,205	3,754,395
Federal National Mortgage Assoc.	3.000	01/01/52	205	183,545
Federal National Mortgage Assoc.	3.000	01/01/52	398	353,395
Federal National Mortgage Assoc.	3.000	01/01/52	12,352	11,056,055
Federal National Mortgage Assoc.	3.000	01/01/52	133,492	118,483,467
Federal National Mortgage Assoc.	3.000	02/01/52	602	534,539
Federal National Mortgage Assoc.	3.000	02/01/52	124,833	111,584,382
Federal National Mortgage Assoc.	3.000	02/01/52	164,775	146,410,947

See Notes to Financial Statements.

PGIM Total Return Bond Fund  119

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.(k)	3.000%	03/01/52	354,225	$314,683,290
Federal National Mortgage Assoc.	3.000	04/01/52	34,980	31,198,838
Federal National Mortgage Assoc.	3.000	05/01/52	894	793,321
Federal National Mortgage Assoc.	3.000	07/01/52	1,356	1,207,196
Federal National Mortgage Assoc.	3.000	07/01/52	5,547	4,939,785
Federal National Mortgage Assoc.	3.500	11/01/42	32,299	31,023,843
Federal National Mortgage Assoc.	3.500	12/01/42	3,361	3,210,516
Federal National Mortgage Assoc.	3.500	12/01/46	3,191	3,038,342
Federal National Mortgage Assoc.	3.500	07/01/47	11,213	10,696,032
Federal National Mortgage Assoc.	3.500	05/01/49	1,914	1,785,934
Federal National Mortgage Assoc.	3.500	07/01/49	442	412,407
Federal National Mortgage Assoc.	3.500	07/01/49	876	816,791
Federal National Mortgage Assoc.	3.500	08/01/49	865	804,732
Federal National Mortgage Assoc.	3.500	09/01/49	7,065	6,587,984
Federal National Mortgage Assoc.	3.500	09/01/49	8,477	7,903,588
Federal National Mortgage Assoc.	3.500	10/01/49	4,362	4,066,315
Federal National Mortgage Assoc.	3.500	11/01/49	1,858	1,723,901
Federal National Mortgage Assoc.	3.500	01/01/50	10,711	9,980,619
Federal National Mortgage Assoc.	3.500	01/01/50	15,358	14,611,627
Federal National Mortgage Assoc.	3.500	02/01/50	37	34,705
Federal National Mortgage Assoc.	3.500	03/01/50	1,850	1,724,581
Federal National Mortgage Assoc.	3.500	03/01/50	6,493	6,051,882
Federal National Mortgage Assoc.	3.500	04/01/50	4,178	3,888,119
Federal National Mortgage Assoc.	3.500	06/01/50	2,122	1,974,464
Federal National Mortgage Assoc.	3.500	09/01/50	343	319,524
Federal National Mortgage Assoc.	3.500	07/01/51	20,022	18,595,194
Federal National Mortgage Assoc.	3.500	12/01/51	2,097	1,936,745
Federal National Mortgage Assoc.	3.500	01/01/52	14,783	13,711,646
Federal National Mortgage Assoc.	3.500	03/01/52	17,225	15,939,497
Federal National Mortgage Assoc.	3.500	03/01/52	26,277	24,374,735
Federal National Mortgage Assoc.	3.500	04/01/52	109,830	101,427,261
Federal National Mortgage Assoc.	3.500	05/01/52	168,214	155,345,665
Federal National Mortgage Assoc.	3.500	06/01/52	56,588	52,475,432
Federal National Mortgage Assoc.	4.000	TBA	99,000	93,887,236
Federal National Mortgage Assoc.	4.000	12/01/40	100	98,367
Federal National Mortgage Assoc.	4.000	12/01/40	221	213,318
Federal National Mortgage Assoc.	4.000	02/01/41	329	323,573
Federal National Mortgage Assoc.	4.000	02/01/41	1,861	1,831,744
Federal National Mortgage Assoc.	4.000	01/01/42	1,719	1,683,393
Federal National Mortgage Assoc.	4.000	02/01/42	20,599	20,162,486
Federal National Mortgage Assoc.	4.000	06/01/42	8,135	7,965,115
Federal National Mortgage Assoc.	4.000	03/01/48	21,637	21,174,015
Federal National Mortgage Assoc.	4.000	04/01/52	27,819	26,664,622
Federal National Mortgage Assoc.	4.000	04/01/52	29,706	28,269,718
Federal National Mortgage Assoc.	4.000	05/01/52	195,404	186,261,705
Federal National Mortgage Assoc.	4.000	04/01/53	28,018	26,722,373
Federal National Mortgage Assoc.	4.000	05/01/53	11,513	10,970,312
Federal National Mortgage Assoc.	4.500	02/01/33	2	1,568
Federal National Mortgage Assoc.	4.500	08/01/33	2	1,852
Federal National Mortgage Assoc.	4.500	08/01/40	2,963	2,982,046
Federal National Mortgage Assoc.	4.500	07/01/41	2,031	2,042,993
Federal National Mortgage Assoc.	4.500	11/01/42	10,480	10,538,054
Federal National Mortgage Assoc.	4.500	10/01/44	10,383	10,443,565
Federal National Mortgage Assoc.	4.500	01/01/45	10,809	10,805,163
Federal National Mortgage Assoc.	4.500	09/01/46	4,348	4,357,098
Federal National Mortgage Assoc.	4.500	04/01/48	14,187	14,219,714
Federal National Mortgage Assoc.	4.500	07/01/48	3,324	3,298,168
Federal National Mortgage Assoc.	4.500	05/01/49	12,925	12,764,219
Federal National Mortgage Assoc.	4.500	09/01/49	28,375	28,136,348
Federal National Mortgage Assoc.	4.500	01/01/50	13,712	13,790,474
Federal National Mortgage Assoc.	4.500	01/01/50	17,776	17,827,885

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	01/01/50	22,265	$22,449,561
Federal National Mortgage Assoc.	4.500	03/01/50	11,525	11,596,401
Federal National Mortgage Assoc.	4.500	12/01/50	51,797	52,098,792
Federal National Mortgage Assoc.	4.500	06/01/52	74,873	73,323,646
Federal National Mortgage Assoc.	4.500	07/01/52	4,261	4,154,190
Federal National Mortgage Assoc.	5.000	TBA	90,500	89,977,174
Federal National Mortgage Assoc.	5.000	03/01/34	198	200,575
Federal National Mortgage Assoc.	5.000	07/01/39	1,526	1,567,046
Federal National Mortgage Assoc.	5.000	07/01/40	378	388,355
Federal National Mortgage Assoc.	5.000	09/01/44	32,237	33,076,902
Federal National Mortgage Assoc.	5.000	08/01/50	6,585	6,662,026
Federal National Mortgage Assoc.	5.000	10/01/50	15,118	15,287,480
Federal National Mortgage Assoc.	5.000	07/01/52	19,701	19,696,700
Federal National Mortgage Assoc.	5.000	08/01/52	110,374	110,347,530
Federal National Mortgage Assoc.	5.000	09/01/52	4,410	4,408,864
Federal National Mortgage Assoc.	5.000	10/01/52	14,712	14,731,470
Federal National Mortgage Assoc.	5.000	12/01/52	57,649	57,629,124
Federal National Mortgage Assoc.	5.000	07/01/54	1,869	1,862,297
Federal National Mortgage Assoc.	5.000	12/01/54	27,135	27,005,819
Federal National Mortgage Assoc.	5.000	01/01/55	39,256	39,070,397
Federal National Mortgage Assoc.	5.500	07/01/33	9	9,207
Federal National Mortgage Assoc.	5.500	08/01/33	—(r)	113
Federal National Mortgage Assoc.	5.500	10/01/33	15	15,437
Federal National Mortgage Assoc.	5.500	11/01/33	3	2,863
Federal National Mortgage Assoc.	5.500	04/01/34	1	1,549
Federal National Mortgage Assoc.	5.500	04/01/34	7	7,503
Federal National Mortgage Assoc.	5.500	04/01/34	46	46,049
Federal National Mortgage Assoc.	5.500	05/01/34	1	1,165
Federal National Mortgage Assoc.	5.500	05/01/34	12	12,188
Federal National Mortgage Assoc.	5.500	03/01/35	334	342,542
Federal National Mortgage Assoc.	5.500	11/01/52	30,201	30,730,710
Federal National Mortgage Assoc.	5.500	04/01/53	13,600	13,797,059
Federal National Mortgage Assoc.	5.500	09/01/54	117,030	118,325,747
Federal National Mortgage Assoc.	5.500	10/01/54	213,808	216,133,195
Federal National Mortgage Assoc.	5.500	12/01/54	193,999	196,036,137
Federal National Mortgage Assoc.	5.500	01/01/55	7,092	7,166,329
Federal National Mortgage Assoc.	5.500	02/01/55	50,181	50,705,108
Federal National Mortgage Assoc.	5.500	06/01/55	33,359	33,707,832
Federal National Mortgage Assoc.	5.500	07/01/55	184,116	186,039,671
Federal National Mortgage Assoc.	6.000	09/01/32	—(r)	42
Federal National Mortgage Assoc.	6.000	11/01/32	1	1,262
Federal National Mortgage Assoc.	6.000	03/01/33	1	678
Federal National Mortgage Assoc.	6.000	10/01/33	2	1,814
Federal National Mortgage Assoc.	6.000	11/01/33	40	41,241
Federal National Mortgage Assoc.	6.000	02/01/34	44	45,973
Federal National Mortgage Assoc.	6.000	11/01/34	12	12,771
Federal National Mortgage Assoc.	6.000	11/01/34	15	15,545
Federal National Mortgage Assoc.	6.000	04/01/36	1	903
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,433
Federal National Mortgage Assoc.	6.000	04/01/36	4	3,922
Federal National Mortgage Assoc.	6.000	06/01/37	4	4,422
Federal National Mortgage Assoc.	6.000	11/01/52	45,600	46,856,600
Federal National Mortgage Assoc.	6.000	12/01/52	34,033	35,027,733
Federal National Mortgage Assoc.	6.000	01/01/53	1,305	1,340,487
Federal National Mortgage Assoc.	6.000	01/01/53	7,008	7,250,118
Federal National Mortgage Assoc.	6.000	04/01/53	18,371	18,882,572
Federal National Mortgage Assoc.	6.000	08/01/53	7,336	7,518,522
Federal National Mortgage Assoc.	6.000	09/01/53	32,146	33,444,103
Federal National Mortgage Assoc.	6.000	12/01/54	47,215	48,302,214
Federal National Mortgage Assoc.	6.500	07/01/32	3	2,754
Federal National Mortgage Assoc.	6.500	08/01/32	4	4,207

See Notes to Financial Statements.

PGIM Total Return Bond Fund 121

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.500%	09/01/32	1	$613
Federal National Mortgage Assoc.	6.500	09/01/32	14	14,700
Federal National Mortgage Assoc.	6.500	09/01/32	17	17,604
Federal National Mortgage Assoc.	6.500	09/01/32	17	17,626
Federal National Mortgage Assoc.	6.500	10/01/32	10	10,447
Federal National Mortgage Assoc.	6.500	04/01/33	14	14,416
Federal National Mortgage Assoc.	6.625	11/15/30	55,120	62,374,929
Federal National Mortgage Assoc.	7.000	05/01/32	5	4,999
Federal National Mortgage Assoc.	7.000	06/01/32	2	1,892
Federal National Mortgage Assoc.	7.000	01/01/53	708	742,026
Federal National Mortgage Assoc.	7.000	02/01/53	570	596,929
Federal National Mortgage Assoc.	7.000	03/01/53	2,474	2,590,443
Federal National Mortgage Assoc.	7.000	06/01/53	543	568,736
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	8,209,370
Freddie Mac Coupon Strips	4.270(s)	07/15/32	8,084	6,024,561
Freddie Mac Coupon Strips	4.809(s)	07/15/31	504	398,544
Freddie Mac Coupon Strips	5.245(s)	03/15/31	1,655	1,336,077
Freddie Mac Strips	1.474(s)	03/15/31	10,264	8,345,608
Freddie Mac Strips	4.445(s)	07/15/32	5,036	3,820,746
Government National Mortgage Assoc.	2.000	10/20/50	92,937	77,328,741
Government National Mortgage Assoc.	2.000	12/20/50	137,137	114,105,384
Government National Mortgage Assoc.	2.000	01/20/51	17,161	14,278,787
Government National Mortgage Assoc.	2.500	01/20/51	34,167	29,608,430
Government National Mortgage Assoc.	2.500	03/20/51	75,368	65,281,957
Government National Mortgage Assoc.	2.500	09/20/51	103,566	89,681,417
Government National Mortgage Assoc.	3.000	01/15/45	53	48,157
Government National Mortgage Assoc.	3.000	03/15/45	11	10,260
Government National Mortgage Assoc.	3.000	03/15/45	102	92,395
Government National Mortgage Assoc.	3.000	09/20/51	8,255	7,425,892
Government National Mortgage Assoc.	3.500	10/15/40	56	53,055
Government National Mortgage Assoc.	3.500	03/20/47	3,549	3,310,331
Government National Mortgage Assoc.	3.500	07/20/47	11,558	10,770,061
Government National Mortgage Assoc.	3.500	10/20/47	8,282	7,717,482
Government National Mortgage Assoc.	3.500	12/20/47	3,095	2,896,037
Government National Mortgage Assoc.	3.500	11/20/51	2,455	2,261,483
Government National Mortgage Assoc.	3.500	12/20/51	186,634	171,920,980
Government National Mortgage Assoc.	3.500	01/20/52	89,363	82,518,134
Government National Mortgage Assoc.	3.500	03/20/52	60,566	55,973,134
Government National Mortgage Assoc.	3.500	04/20/52	99,291	91,414,120
Government National Mortgage Assoc.	4.000	11/20/48	271	260,113
Government National Mortgage Assoc.	4.000	03/20/52	7,173	6,842,794
Government National Mortgage Assoc.	4.000	06/20/52	45,685	43,658,904
Government National Mortgage Assoc.	4.000	07/20/52	4,630	4,418,226
Government National Mortgage Assoc.	4.000	08/20/52	117,497	112,230,460
Government National Mortgage Assoc.	4.500	02/20/41	725	730,852
Government National Mortgage Assoc.	4.500	07/20/52	77,237	75,961,174
Government National Mortgage Assoc.	4.500	08/20/52	211,476	207,981,341
Government National Mortgage Assoc.	4.500	09/20/52	6,898	6,781,640
Government National Mortgage Assoc.	5.000	08/20/39	218	224,578
Government National Mortgage Assoc.	5.000	09/20/52	70,022	70,222,328
Government National Mortgage Assoc.	5.000	02/20/54	14,904	14,902,392
Government National Mortgage Assoc.	5.500	TBA	104,000	104,780,465
Government National Mortgage Assoc.	5.500	09/20/52	4,427	4,504,282
Government National Mortgage Assoc.	5.500	10/20/52	22,118	22,506,437
Government National Mortgage Assoc.	5.500	11/20/52	60,797	61,452,069
Government National Mortgage Assoc.	6.000	01/15/33	9	9,078
Government National Mortgage Assoc.	6.000	03/15/33	2	2,087
Government National Mortgage Assoc.	6.000	05/15/33	3	3,391
Government National Mortgage Assoc.	6.000	06/15/33	1	1,458
Government National Mortgage Assoc.	6.000	12/15/33	10	10,299
Government National Mortgage Assoc.	6.000	12/20/52	22,559	23,142,759

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	6.000%	01/20/53	8,584	$8,803,643
Government National Mortgage Assoc.	6.000	02/20/53	31,364	32,157,862
Government National Mortgage Assoc.	6.000	06/20/53	5,232	5,358,333
Government National Mortgage Assoc.	6.500	TBA	54,500	56,097,003
Government National Mortgage Assoc.	6.500	09/15/32	14	14,202
Government National Mortgage Assoc.	6.500	09/15/32	23	23,504
Government National Mortgage Assoc.	6.500	11/15/33	14	14,248
Government National Mortgage Assoc.	6.500	11/15/33	41	41,283
Government National Mortgage Assoc.	6.500	07/15/38	—(r)	396
Government National Mortgage Assoc.	6.500	03/20/54	9,665	9,982,168
Government National Mortgage Assoc.	7.000	09/20/53	1,710	1,765,103
Government National Mortgage Assoc.	7.000	10/20/53	2,022	2,090,358
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	107
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	75
Government National Mortgage Assoc.	8.500	08/20/30	1	545
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	7,888	8,338,378
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429	508,024
Resolution Funding Corp. Interest Strips, Bonds	2.508(s)	01/15/30	1,250	1,058,732
Resolution Funding Corp. Interest Strips, Bonds	3.599(s)	04/15/30	18,610	15,616,600
Resolution Funding Corp. Principal Strips, Bonds	4.765(s)	01/15/30	4,000	3,406,580
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	886,309
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series A	2.875	02/01/27	4,560	4,513,437
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	555	271,392
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878	1,743,692
Tennessee Valley Authority Generic Strips, Bonds	4.951(s)	07/15/35	13,972	8,663,566
Tennessee Valley Authority Principal Strips, Bonds	3.037(s)	05/01/30	5,174	4,313,939
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35	1,300	829,283
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190	10/05/34	2,201	2,094,420
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	5,137	4,869,115
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	1,156	1,134,941
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34	5,223	5,044,912

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $11,629,602,876)				11,748,442,614

U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Bonds	1.375	08/15/50	660,000	336,393,750
U.S. Treasury Bonds(h)(k)	1.625	11/15/50	1,145,000	622,593,750
U.S. Treasury Bonds	2.375	02/15/42	31,085	23,236,038
U.S. Treasury Bonds	2.500	02/15/45	41,805	30,269,433
U.S. Treasury Bonds	2.500	02/15/46	100,000	71,312,500
U.S. Treasury Bonds(k)	3.000	11/15/44	138,000	109,063,125
U.S. Treasury Bonds	3.000	02/15/49	1,000	756,406
U.S. Treasury Bonds	3.250	05/15/42	40,665	34,463,587
U.S. Treasury Bonds	4.000	11/15/42	30,330	28,263,769
U.S. Treasury Bonds	4.375	08/15/43	100,000	97,281,250
U.S. Treasury Bonds	4.750	11/15/43	159,965	162,989,338
U.S. Treasury Bonds	4.750	05/15/55	20,850	21,123,656
U.S. Treasury Notes	3.625	10/31/30	128,500	128,028,163
U.S. Treasury Notes	3.750	10/31/32	6,790	6,732,709
U.S. Treasury Strips Coupon(k)	2.364(s)	05/15/45	32,250	12,488,884
U.S. Treasury Strips Coupon(k)	2.389(s)	05/15/43	13,155	5,651,788
U.S. Treasury Strips Coupon	2.695(s)	05/15/41	36,415	17,520,925
U.S. Treasury Strips Coupon(k)	2.736(s)	02/15/45	38,745	15,194,616
U.S. Treasury Strips Coupon(k)	3.146(s)	11/15/43	74,569	31,186,360
U.S. Treasury Strips Coupon(k)	3.165(s)	08/15/41	33,805	16,030,134
U.S. Treasury Strips Coupon(k)	3.212(s)	08/15/44	132,650	53,268,146
U.S. Treasury Strips Coupon(k)	3.619(s)	05/15/44	128,320	52,199,026
U.S. Treasury Strips Coupon(k)	3.826(s)	11/15/44	49,085	19,453,972
U.S. Treasury Strips Coupon(k)	3.922(s)	08/15/45	42,525	16,235,758

See Notes to Financial Statements.

PGIM Total Return Bond Fund  123

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon(k)	3.926%(s)	08/15/42	63,055	$28,231,157
U.S. Treasury Strips Coupon(k)	4.335(s)	08/15/51	50,000	14,306,462
U.S. Treasury Strips Coupon(k)	4.349(s)	02/15/43	2,100	914,112
U.S. Treasury Strips Coupon(k)	4.369(s)	05/15/42	18,020	8,183,500
U.S. Treasury Strips Coupon(k)	4.433(s)	08/15/43	65,550	27,803,363
U.S. Treasury Strips Coupon(k)	4.449(s)	11/15/42	17,285	7,638,596
U.S. Treasury Strips Coupon(k)	4.500(s)	05/15/46	23,485	8,652,229
U.S. Treasury Strips Coupon(k)	4.522(s)	11/15/45	76,475	28,848,453
U.S. Treasury Strips Coupon(h)(k)	4.531(s)	11/15/41	160,330	75,017,026
U.S. Treasury Strips Coupon(k)	4.608(s)	11/15/48	6,925	2,260,178
U.S. Treasury Strips Coupon(k)	4.667(s)	02/15/41	39,240	19,139,350
U.S. Treasury Strips Coupon(k)	4.685(s)	08/15/40	10,470	5,250,813
U.S. Treasury Strips Coupon(k)	4.813(s)	02/15/42	36,390	16,786,580
U.S. Treasury Strips Coupon(k)	4.920(s)	08/15/48	25,990	8,589,909
U.S. Treasury Strips Coupon(k)	4.924(s)	02/15/49	19,925	6,431,358

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,411,690,408)				2,169,790,169

			Shares

AFFILIATED EXCHANGE-TRADED FUNDS 0.2%
PGIM AAA CLO ETF			1,827,720	94,072,748
PGIM Active High Yield Bond ETF			417,000	14,836,860
PGIM Corporate Bond 0-5 Year ETF			75,000	3,787,920
PGIM Corporate Bond 5-10 Year ETF			75,000	3,821,993

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $116,039,854)(wa)				116,519,521

COMMON STOCKS 0.2%

Chemicals 0.0%

TPC Group, Inc.*			353,022	7,177,996

Hotels, Restaurants & Leisure 0.0%

Codere Group Topco SA (Spain) (Class A1 Stock)*^			18,172	314,190
Codere Group Topco SA (Spain) (Class A2 Stock)*^			48,736	842,633

				1,156,823

Interactive Media & Services 0.0%

Diamond Sports Group LLC*(x)			791,890	5,791,091

Oil, Gas & Consumable Fuels 0.1%

Expand Energy Corp.			450,899	46,582,376

Pharmaceuticals 0.0%

Endo, Inc. (Class A1 Stock), 144A^			149	—

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica)*(x)			1,695,385	28,504,508

TOTAL COMMON STOCKS (cost $11,431,638)				89,212,794

PREFERRED STOCKS 0.0%

Banks 0.0%

Citigroup Capital XIII, 10.470%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40			22,000	660,660

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

PREFERRED STOCKS (Continued)

Capital Markets 0.0%

State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	315,000	$7,213,500

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^(x)	110,440	1,349,168

TOTAL PREFERRED STOCKS (cost $8,815,070)		9,223,328

	Units

WARRANTS* 0.0%

Hotels, Restaurants & Leisure 0.0%

Codere Group Topco SA (Spain), expiring 09/30/34^	200	1,153

Interactive Media & Services 0.0%

Diamond Sports Group LLC, expiring 06/30/26(x)	1,481,098	15

TOTAL WARRANTS (cost $7,763)		1,168

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 98.0% (cost $51,606,848,361)		51,068,354,816

OPTIONS WRITTEN*~ (0.0)% (premiums received $1,585,865)		(41,573)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 98.0% (cost $51,605,262,496)		51,068,313,243

	Shares

SHORT-TERM INVESTMENTS 4.8%

AFFILIATED MUTUAL FUNDS 4.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wa)	2,149,228,817	2,149,228,817
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $375,800,612; includes $374,243,275 of cash collateral for securities on loan)(b)(wa)	376,084,834	375,859,183

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,525,029,429)		2,525,088,000

OPTIONS PURCHASED*~ 0.0% (cost $2,789,594)		474,741

TOTAL SHORT-TERM INVESTMENTS (cost $2,527,819,023)		2,525,562,741

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 102.8% (cost $54,133,081,519)		53,593,875,984

OPTIONS WRITTEN*~ (0.0)% (premiums received $4,935,700)		(2,516,340)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 102.8% (cost $54,128,145,819)		53,591,359,644
Liabilities in excess of other assets(z) (2.8)%		(1,469,598,770)

NET ASSETS 100.0%		$52,121,760,874

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

PGIM Total Return Bond Fund  125

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $487,972,362 and 0.9% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $366,287,071; cash collateral of $374,243,275 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

20 Times Square Trust,

Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18	$35,678,061	$34,045,038	0.1%

20 Times Square Trust,

Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	35,625,556	33,912,731	0.1

Diamond Sports Group LLC*	01/02/25	2,073,338	5,791,091	0.0

Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	15	0.0

Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	32	32	0.0

Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	11	—	0.0

Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	390,071	1,349,168	0.0

Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	2,056,652	28,504,508	0.0

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25-09/09/25	57,744,594	57,485,925	0.1

Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.460%(c), 05/31/26^(d)	05/18/21	196,471,029	174,859,216	0.3

Total		$330,039,344	$335,947,724	0.6%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at October 31, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $1,032,204)^	1,047	$1,038,640	$6,436	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $1,720,340)^	1,745	1,731,068	10,728	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $10,590,000)	10,590	10,660,635	70,635	—
Dukes Education Group Ltd., Acquisition/Capex Facility 6, 1.000%(c), Maturity Date 11/27/28 (cost $18,660,702)^	14,749	19,376,069	715,367	—

		$32,806,412	$803,166	$—

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	4.000%	TBA	11/13/25	(1,000)	$(948,707)
Federal National Mortgage Assoc.	5.500%	TBA	12/11/25	(226,000)	(228,168,138)
Government National Mortgage Assoc.	4.000%	TBA	12/18/25	(7,500)	(7,090,782)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $236,826,250)					$(236,207,627)

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$99.75	1,784	4,460	$11,150

(cost $25,208)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	190,735	$1,030

2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	381,470	2,038

Total OTC Traded (cost $424,386)							$3,068

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.44.V1, 06/20/30	Put	DB	11/19/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	1,300,000	$460,523

(cost $2,340,000)
Total Options Purchased (cost $2,789,594)								$474,741

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$99.25	818	2,045	$(5,113)

(premiums received $3,910)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Azerbaijan Contingent CAP	Call	DB	12/22/32	6.86%	—	280,188	$(19,303)

Israel GAP^	Put	MSI	04/24/26	$85.00	—	20,000	(22,270)

Total OTC Traded (premiums received $ 1,585,865)							$(41,573)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.44.V1, 06/20/30	Call	DB	11/19/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	1,300,000	$(709,075)

CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	1,000,000	(145,792)

CDX.NA.IG.44.V1, 06/20/30	Put	RBC	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	1,000,000	(145,792)

CDX.NA.IG.44.V1, 06/20/30	Put	DB	11/19/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	1,300,000	(140,397)

CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	831,530	(137,942)

CDX.NA.IG.45.V1, 12/20/30	Put	BARC	01/21/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	545,000	(492,633)

CDX.NA.IG.45.V1, 12/20/30	Put	BARC	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	1,000,000	(739,596)

Total OTC Swaptions (premiums received $4,931,790)								$(2,511,227)

Total Options Written (premiums received $6,521,565)								$(2,557,913)

See Notes to Financial Statements.

PGIM Total Return Bond Fund  127

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Options Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

CDX.NA.HY.44.V1, 06/20/30	Put	11/19/25	$ 99.00	CDX.NA.HY.44.V1(Q)	1.00%(Q)	750,000	$98,511	$9,246
CDX.NA.HY.45.V1, 12/20/30	Put	12/17/25	$ 99.00	CDX.NA.HY.45.V1(Q)	1.00%(Q)	500,000	457,605	2,355
CDX.NA.IG.44.V1, 06/20/30	Put	12/17/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	2,250,000	1,903,214	(1,584,286)
CDX.NA.IG.45.V1, 12/20/30	Put	11/19/25	1.00%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	4,000,000	160,538	49,338
CDX.NA.IG.45.V1, 12/20/30	Put	01/21/26	0.58%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	1,500,000	2,659,790	(602,710)

Total Centrally Cleared Swaptions (cost $7,405,715)							$5,279,658	$(2,126,057)

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

CDX.NA.HY.44.V1, 06/20/30	Call	11/19/25	$99.00	CDX.NA.HY.44.V1(Q)	1.00%(Q)	750,000	$(62,196,708)	$44,892
CDX.NA.HY.45.V1, 12/20/30	Call	12/17/25	$99.00	CDX.NA.HY.45.V1(Q)	1.00%(Q)	500,000	(38,548,275)	837,225
CDX.NA.IG.44.V1, 06/20/30	Call	12/17/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	2,250,000	(1,825,896)	(138,396)
CDX.NA.IG.45.V1, 12/20/30	Call	11/19/25	1.00%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	4,000,000	(86,379,025)	2,226,335
CDX.NA.IG.45.V1, 12/20/30	Call	01/21/26	0.50%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	1,500,000	(1,127,305)	222,695
CDX.NA.IG.44.V1, 06/20/30	Put	12/17/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	2,250,000	(849,550)	725,450
CDX.NA.IG.45.V1, 12/20/30	Put	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	1,500,000	(1,109,394)	180,606

Total Centrally Cleared Swaptions (premiums received $196,134,960)							$(192,036,153)	$4,098,807

Futures contracts outstanding at October 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,767	2 Year U.S. Treasury Notes	Dec. 2025	$367,963,946	$(350,097)
44,167	5 Year U.S. Treasury Notes	Dec. 2025	4,823,519,587	3,049,672
32,083	10 Year U.S. Treasury Notes	Dec. 2025	3,614,851,926	12,242,028
16,640	10 Year U.S. Ultra Treasury Notes	Dec. 2025	1,921,660,083	27,499,795
21,894	20 Year U.S. Treasury Bonds	Dec. 2025	2,568,439,875	75,619,071
100	30 Year UMBS TBA – 5.0% Coupon	Dec. 2025	9,949,219	(19,258)
100	30 Year UMBS TBA – 6.0% Coupon	Dec. 2025	10,228,125	(7,540)
13,632	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	1,653,306,000	18,770,232

				136,803,903

Short Positions:
2,662	30 Day Federal Funds	Jan. 2026	1,068,046,562	1,171,678
2,271	5 Year Euro-Bobl	Dec. 2025	309,565,435	(638,273)
1,858	10 Year Euro-Bund	Dec. 2025	277,104,691	(1,774,335)
484	Euro Schatz Index	Dec. 2025	59,738,069	44,195

				(1,196,735)

				$135,607,168

Bond forward contracts outstanding at October 31, 2025:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Bond Forward Contracts:

U.S. Treasury Bond 4.327%, 02/15/44	CITI	01/26/26	200,000	$84.95	$169,906,250	$175,062,500	$5,156,250	$—

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/25	CITI	BRL	1,307,751	$244,065,401	$242,758,968	$—	$(1,306,433)
Expiring 11/04/25	MSI	BRL	134,362	24,802,000	24,941,798	139,798	—
Expiring 12/02/25	JPM	BRL	1,350,764	250,903,550	249,045,464	—	(1,858,086)
Chilean Peso,
Expiring 12/17/25	BNP	CLP	40,891,090	42,827,000	43,389,648	562,648	—
Expiring 12/17/25	CITI	CLP	30,369,045	31,322,825	32,224,677	901,852	—
Expiring 12/17/25	TD	CLP	18,261,751	19,509,000	19,377,594	—	(131,406)
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	319,145	44,956,000	44,948,718	—	(7,282)
Expiring 12/17/25	HSBC	CNH	442,426	62,470,000	62,311,717	—	(158,283)
Expiring 12/17/25	JPM	CNH	322,559	45,452,000	45,429,466	—	(22,534)
Expiring 12/17/25	MSI	CNH	365,483	51,462,000	51,474,973	12,973	—
Expiring 12/17/25	MSI	CNH	327,209	46,126,000	46,084,357	—	(41,643)
Expiring 12/17/25	MSI	CNH	169,018	23,840,000	23,804,711	—	(35,289)
Expiring 12/17/25	SSB	CNH	589,544	83,022,000	83,031,847	9,847	—
Expiring 12/17/25	UAG	CNH	282,626	39,820,000	39,805,362	—	(14,638)
Colombian Peso,
Expiring 12/17/25	BOA	COP	95,080,472	24,160,000	24,506,416	346,416	—
Expiring 12/17/25	HSBC	COP	95,141,027	24,439,000	24,522,024	83,024	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	651,898	31,345,000	30,939,912	—	(405,088)
Euro,
Expiring 11/05/25	CITI	EUR	89,594	104,406,000	103,303,718	—	(1,102,282)
Expiring 01/22/26	CITI	EUR	13,406	15,749,000	15,523,723	—	(225,277)
Expiring 01/22/26	JPM	EUR	163,591	190,421,633	189,433,846	—	(987,787)
Hungarian Forint,
Expiring 01/22/26	HSBC	HUF	11,897,191	35,314,713	35,175,383	—	(139,330)
Indian Rupee,
Expiring 12/17/25	BOA	INR	4,262,366	47,816,000	47,888,803	72,803	—
Expiring 12/17/25	BOA	INR	1,678,405	19,025,000	18,857,316	—	(167,684)
Expiring 12/17/25	CITI	INR	1,541,617	17,295,300	17,320,467	25,167	—
Expiring 12/17/25	HSBC	INR	3,521,410	39,460,000	39,563,971	103,971	—
Expiring 12/17/25	HSBC	INR	1,674,447	18,877,000	18,812,847	—	(64,153)
Expiring 12/17/25	MSI	INR	3,121,619	35,035,000	35,072,204	37,204	—
Expiring 12/17/25	MSI	INR	1,810,614	20,320,000	20,342,720	22,720	—
Expiring 12/17/25	SCB	INR	16,360,079	184,572,889	183,809,792	—	(763,097)
Expiring 12/17/25	SCB	INR	3,941,034	44,244,000	44,278,556	34,556	—
Expiring 12/17/25	SCB	INR	3,575,294	40,111,000	40,169,367	58,367	—
Expiring 12/17/25	UAG	INR	16,360,079	184,632,734	183,809,792	—	(822,942)
Indonesian Rupiah,
Expiring 12/17/25	BOA	IDR	582,546,308	35,025,000	34,997,700	—	(27,300)
Expiring 12/17/25	HSBC	IDR	1,045,406,962	62,961,000	62,805,031	—	(155,969)
Expiring 12/17/25	HSBC	IDR	703,743,880	42,872,000	42,278,900	—	(593,100)
Expiring 12/17/25	HSBC	IDR	639,058,878	38,261,500	38,392,812	131,312	—
Expiring 12/17/25	HSBC	IDR	600,269,963	36,075,000	36,062,486	—	(12,514)
Expiring 12/17/25	HSBC	IDR	600,213,231	36,546,000	36,059,077	—	(486,923)
Expiring 12/17/25	HSBC	IDR	513,532,380	31,160,000	30,851,542	—	(308,458)
Expiring 12/17/25	HSBC	IDR	499,681,369	30,159,000	30,019,414	—	(139,586)
Expiring 12/17/25	HSBC	IDR	433,537,155	26,063,000	26,045,660	—	(17,340)
Expiring 12/17/25	HSBC	IDR	393,077,405	23,908,000	23,614,955	—	(293,045)
Expiring 12/17/25	HSBC	IDR	372,001,266	22,230,000	22,348,762	118,762	—
Expiring 12/17/25	SCB	IDR	527,131,552	31,666,000	31,668,541	2,541	—
Japanese Yen,
Expiring 01/22/26	BNP	JPY	10,883,248	72,303,948	71,208,313	—	(1,095,635)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	236,509	67,144,230	70,151,990	3,007,760	—
Expiring 12/17/25	CITI	PEN	118,254	33,623,661	35,075,994	1,452,333	—
Expiring 12/17/25	CITI	PEN	108,926	32,162,000	32,309,070	147,070	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund  129

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 12/17/25	CITI	PEN	102,572	$29,113,000	$30,424,213	$1,311,213	$—
Expiring 12/17/25	CITI	PEN	88,919	26,348,000	26,374,592	26,592	—
Expiring 12/17/25	CITI	PEN	87,305	25,702,000	25,895,811	193,811	—
Expiring 12/17/25	CITI	PEN	76,953	22,834,000	22,825,348	—	(8,652)
Expiring 12/17/25	CITI	PEN	72,411	21,302,000	21,478,049	176,049	—
Expiring 12/17/25	CITI	PEN	61,332	18,143,500	18,191,922	48,422	—
Expiring 12/17/25	CITI	PEN	50,147	14,845,200	14,874,361	29,161	—
Expiring 12/17/25	CITI	PEN	39,179	11,541,810	11,620,969	79,159	—
Expiring 12/17/25	CITI	PEN	32,393	9,482,765	9,608,276	125,511	—
Expiring 12/17/25	CITI	PEN	32,174	9,481,151	9,543,365	62,214	—
Expiring 12/17/25	SCB	PEN	113,061	33,221,000	33,535,560	314,560	—
Expiring 12/17/25	SCB	PEN	100,620	28,625,000	29,845,460	1,220,460	—
Expiring 12/17/25	SSB	PEN	118,254	33,554,016	35,075,995	1,521,979	—
Philippine Peso,
Expiring 12/17/25	MSI	PHP	12,925,971	224,832,737	220,052,176	—	(4,780,561)
Expiring 12/17/25	SCB	PHP	1,199,648	20,954,000	20,422,847	—	(531,153)
Expiring 12/17/25	UAG	PHP	743,556	12,703,838	12,658,317	—	(45,521)
Singapore Dollar,
Expiring 12/17/25	MSI	SGD	43,994	33,919,001	33,921,985	2,984	—
Expiring 12/17/25	MSI	SGD	33,657	26,296,000	25,950,993	—	(345,007)
Expiring 12/17/25	UAG	SGD	30,120	23,515,000	23,223,904	—	(291,096)
South African Rand,
Expiring 12/17/25	BARC	ZAR	228,246	12,980,270	13,121,920	141,650	—
South Korean Won,
Expiring 12/17/25	JPM	KRW	24,383,894	17,639,833	17,097,134	—	(542,699)
Thai Baht,
Expiring 12/17/25	BOA	THB	608,282	18,841,000	18,883,859	42,859	—
Expiring 12/17/25	CITI	THB	893,370	27,479,000	27,734,303	255,303	—
Expiring 12/17/25	HSBC	THB	618,448	18,907,000	19,199,467	292,467	—
Expiring 12/17/25	HSBC	THB	517,000	15,838,000	16,050,051	212,051	—
Expiring 12/17/25	JPM	THB	808,273	24,837,000	25,092,508	255,508	—
Expiring 12/17/25	JPM	THB	790,373	24,613,000	24,536,799	—	(76,201)
Expiring 12/17/25	MSI	THB	522,886	16,131,000	16,232,796	101,796	—
Expiring 12/17/25	SCB	THB	1,132,914	34,875,000	35,170,869	295,869	—
Turkish Lira,
Expiring 11/19/25	BARC	TRY	1,351,640	31,621,000	31,653,489	32,489	—
Expiring 11/19/25	BARC	TRY	1,350,053	31,678,000	31,616,333	—	(61,667)
Expiring 11/19/25	HSBC	TRY	1,312,095	30,434,918	30,727,409	292,491	—

				$3,642,251,423	$3,638,491,484	14,305,722	(18,065,661)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/25	CITI	BRL	91,349	$17,038,000	$16,957,236	$80,764	$—
Expiring 11/04/25	JPM	BRL	1,350,764	252,573,738	250,743,530	1,830,208	—
British Pound,
Expiring 01/22/26	BNY	GBP	358,410	476,431,110	470,851,341	5,579,769	—
Chilean Peso,
Expiring 12/17/25	BOA	CLP	17,890,660	18,602,000	18,983,828	—	(381,828)
Expiring 12/17/25	CITI	CLP	18,888,747	19,704,000	20,042,901	—	(338,901)
Expiring 12/17/25	CITI	CLP	15,222,674	15,822,000	16,152,821	—	(330,821)
Expiring 12/17/25	HSBC	CLP	39,000,873	41,093,000	41,383,934	—	(290,934)
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	234,054	33,077,000	32,964,364	112,636	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 12/17/25	TD	CNH	2,568,558	$362,360,725	$361,757,993	$602,732	$—
Colombian Peso,
Expiring 12/17/25	CITI	COP	47,476,760	12,145,500	12,236,847	—	(91,347)
Expiring 12/17/25	CITI	COP	47,103,196	12,059,190	12,140,564	—	(81,374)
Expiring 12/17/25	HSBC	COP	47,578,544	12,221,500	12,263,082	—	(41,582)
Czech Koruna,
Expiring 01/22/26	BNP	CZK	2,324,619	111,625,164	110,329,323	1,295,841	—
Euro,
Expiring 11/05/25	BOA	EUR	24,669	28,607,244	28,443,583	163,661	—
Expiring 11/05/25	CITI	EUR	65,355	75,798,756	75,355,952	442,804	—
Expiring 01/22/26	DB	EUR	1,886,601	2,192,839,753	2,184,638,199	8,201,554	—
Expiring 01/22/26	SSB	EUR	1,422,023	1,666,482,775	1,646,667,932	19,814,843	—
Expiring 01/22/26	UAG	EUR	1,422,023	1,661,782,989	1,646,667,932	15,115,057	—
Indian Rupee,
Expiring 12/17/25	BOA	INR	9,102,772	103,223,000	102,272,034	950,966	—
Expiring 12/17/25	BOA	INR	2,744,795	30,977,000	30,838,488	138,512	—
Expiring 12/17/25	BOA	INR	2,059,216	23,365,000	23,135,831	229,169	—
Expiring 12/17/25	MSI	INR	5,467,434	61,860,000	61,428,060	431,940	—
Expiring 12/17/25	MSI	INR	2,411,223	27,318,000	27,090,727	227,273	—
Expiring 12/17/25	SCB	INR	2,805,472	31,711,000	31,520,217	190,783	—
Indonesian Rupiah,
Expiring 12/17/25	BOA	IDR	308,948,417	18,566,500	18,560,729	5,771	—
Expiring 12/17/25	BOA	IDR	306,489,104	18,427,000	18,412,980	14,020	—
Expiring 12/17/25	HSBC	IDR	293,735,904	17,696,000	17,646,805	49,195	—
Expiring 12/17/25	HSBC	IDR	154,518,905	9,286,550	9,283,050	3,500	—
Expiring 12/17/25	HSBC	IDR	132,463,880	7,959,900	7,958,047	1,853	—
Expiring 12/17/25	JPM	IDR	591,429,000	35,781,510	35,531,346	250,164	—
Expiring 12/17/25	JPM	IDR	308,955,925	18,595,000	18,561,180	33,820	—
Expiring 12/17/25	SCB	IDR	461,825,783	27,967,000	27,745,159	221,841	—
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	132,683	37,900,000	39,355,829	—	(1,455,829)
Expiring 12/17/25	CITI	PEN	92,201	26,387,000	27,348,304	—	(961,304)
Expiring 12/17/25	CITI	PEN	91,803	26,240,000	27,230,195	—	(990,195)
Expiring 12/17/25	CITI	PEN	89,631	25,565,000	26,585,837	—	(1,020,837)
Expiring 12/17/25	CITI	PEN	77,403	22,085,000	22,958,787	—	(873,787)
Expiring 12/17/25	CITI	PEN	70,148	20,091,000	20,806,785	—	(715,785)
Expiring 12/17/25	SCB	PEN	91,902	26,299,000	27,259,361	—	(960,361)
Expiring 12/17/25	SSB	PEN	93,339	26,542,000	27,685,773	—	(1,143,773)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	1,723,561	29,552,000	29,341,966	210,034	—
Expiring 12/17/25	CITI	PHP	1,680,994	28,794,500	28,617,301	177,199	—
Expiring 12/17/25	CITI	PHP	1,419,132	24,257,000	24,159,344	97,656	—
Expiring 12/17/25	CITI	PHP	1,404,593	23,921,000	23,911,844	9,156	—
Expiring 12/17/25	CITI	PHP	1,191,666	20,293,000	20,286,960	6,040	—
Expiring 12/17/25	CITI	PHP	599,550	10,118,640	10,206,754	—	(88,114)
Expiring 12/17/25	HSBC	PHP	2,106,699	35,839,000	35,864,513	—	(25,513)
Expiring 12/17/25	HSBC	PHP	1,689,262	28,992,000	28,758,060	233,940	—
Expiring 12/17/25	HSBC	PHP	1,434,415	24,588,000	24,419,525	168,475	—
Expiring 12/17/25	MSI	PHP	817,905	14,029,250	13,924,047	105,203	—
Expiring 12/17/25	SCB	PHP	511,330	8,677,500	8,704,906	—	(27,406)
Polish Zloty,
Expiring 01/22/26	JPM	PLN	186,300	51,065,000	50,404,517	660,483	—
Expiring 01/22/26	JPM	PLN	91,018	24,823,000	24,625,510	197,490	—
Expiring 01/22/26	MSI	PLN	124,254	33,879,794	33,617,719	262,075	—
Expiring 01/22/26	MSI	PLN	58,593	16,041,532	15,852,754	188,778	—
Expiring 01/22/26	UAG	PLN	55,606	15,283,468	15,044,398	239,070	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund  131

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 12/17/25	BOA	SGD	26,537	$20,580,000	$20,461,291	$118,709	$—
Expiring 12/17/25	BOA	SGD	25,242	19,762,000	19,462,874	299,126	—
Expiring 12/17/25	JPM	SGD	45,883	36,069,000	35,378,427	690,573	—
Expiring 12/17/25	JPM	SGD	32,935	25,479,000	25,394,899	84,101	—
Expiring 12/17/25	MSI	SGD	581,354	455,124,945	448,253,525	6,871,420	—
Expiring 12/17/25	SSB	SGD	53,127	41,230,000	40,963,408	266,592	—
Expiring 12/17/25	TD	SGD	29,942	23,136,000	23,086,570	49,430	—
Expiring 12/17/25	UAG	SGD	25,606	20,061,000	19,743,427	317,573	—
South Korean Won,
Expiring 12/17/25	BOA	KRW	60,244,059	42,238,000	42,241,028	—	(3,028)
Expiring 12/17/25	BOA	KRW	40,984,566	28,838,000	28,736,945	101,055	—
Expiring 12/17/25	MSI	KRW	63,951,751	44,694,000	44,840,732	—	(146,732)
Expiring 12/17/25	SCB	KRW	51,662,930	36,463,000	36,224,240	238,760	—
Thai Baht,
Expiring 12/17/25	CITI	THB	639,059	20,179,000	19,839,323	339,677	—
Expiring 12/17/25	CITI	THB	609,811	19,329,000	18,931,324	397,676	—
Expiring 12/17/25	HSBC	THB	3,186,904	99,220,210	98,936,131	284,079	—
Expiring 12/17/25	JPM	THB	768,927	23,839,000	23,871,026	—	(32,026)
Expiring 12/17/25	MSI	THB	3,186,904	101,152,273	98,936,131	2,216,142	—
Expiring 12/17/25	MSI	THB	1,113,315	34,500,000	34,562,414	—	(62,414)
Expiring 12/17/25	MSI	THB	632,684	19,490,000	19,641,431	—	(151,431)
Expiring 12/17/25	MSI	THB	613,255	18,997,999	19,038,266	—	(40,267)
Expiring 12/17/25	MSI	THB	534,473	16,962,000	16,592,486	369,514	—

				$9,191,606,015	$9,130,672,902	71,188,702	(10,255,589)

						$85,494,424	$(28,321,250)

Credit default swap agreements outstanding at October 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:

Emirate of Abu Dhabi (D05)	06/20/26	1.000%(Q)	800	$(5,661)	$118	$(5,779)	BOA
Federation of Malaysia (D05)	06/20/26	1.000%(Q)	1,600	(10,717)	237	(10,954)	BOA
Federative Republic of Brazil (D05)	06/20/26	1.000%(Q)	4,800	(22,628)	710	(23,338)	BOA
Kingdom of Saudi Arabia (D05)	06/20/26	1.000%(Q)	800	(4,974)	118	(5,092)	BOA
People’s Republic of China (D05)	06/20/26	1.000%(Q)	4,800	(29,717)	710	(30,427)	BOA
Republic of Argentina (D05)	06/20/26	1.000%(Q)	800	19,950	118	19,832	BOA
Republic of Chile (D05)	06/20/26	1.000%(Q)	800	(5,211)	118	(5,329)	BOA
Republic of Colombia (D05)	06/20/26	1.000%(Q)	2,000	(5,706)	296	(6,002)	BOA
Republic of Indonesia (D05)	06/20/26	1.000%(Q)	3,600	(20,956)	532	(21,488)	BOA
Republic of Panama (D05)	06/20/26	1.000%(Q)	800	(3,529)	118	(3,647)	BOA
Republic of Peru (D05)	06/20/26	1.000%(Q)	800	(5,049)	118	(5,167)	BOA
Republic of Philippines (D05)	06/20/26	1.000%(Q)	800	(4,959)	118	(5,077)	BOA
Republic of South Africa (D05)	06/20/26	1.000%(Q)	4,000	(24,790)	591	(25,381)	BOA
Republic of Turkey (D05)	06/20/26	1.000%(Q)	4,800	(17,796)	710	(18,506)	BOA
State of Qatar (D05)	06/20/26	1.000%(Q)	800	(5,606)	118	(5,724)	BOA
United Mexican States (D05)	06/20/26	1.000%(Q)	4,800	(29,523)	710	(30,233)	BOA
Emirate of Abu Dhabi (D06)	06/20/26	1.000%(Q)	100	(708)	19	(727)	BOA
Federation of Malaysia (D06)	06/20/26	1.000%(Q)	200	(1,340)	38	(1,378)	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):

Federative Republic of Brazil (D06)	06/20/26	1.000%(Q)	600	$(2,829)	$113	$(2,942)	BOA
Kingdom of Saudi Arabia (D06)	06/20/26	1.000%(Q)	100	(622)	19	(641)	BOA
People’s Republic of China (D06)	06/20/26	1.000%(Q)	600	(3,715)	113	(3,828)	BOA
Republic of Argentina (D06)	06/20/26	1.000%(Q)	100	2,494	19	2,475	BOA
Republic of Chile (D06)	06/20/26	1.000%(Q)	100	(651)	19	(670)	BOA
Republic of Colombia (D06)	06/20/26	1.000%(Q)	250	(714)	47	(761)	BOA
Republic of Indonesia (D06)	06/20/26	1.000%(Q)	450	(2,619)	85	(2,704)	BOA
Republic of Panama (D06)	06/20/26	1.000%(Q)	100	(441)	19	(460)	BOA
Republic of Peru (D06)	06/20/26	1.000%(Q)	100	(631)	19	(650)	BOA
Republic of Philippines (D06)	06/20/26	1.000%(Q)	100	(620)	19	(639)	BOA
Republic of South Africa (D06)	06/20/26	1.000%(Q)	500	(3,099)	94	(3,193)	BOA
Republic of Turkey (D06)	06/20/26	1.000%(Q)	600	(2,225)	113	(2,338)	BOA
State of Qatar (D06)	06/20/26	1.000%(Q)	100	(701)	19	(720)	BOA
United Mexican States (D06)	06/20/26	1.000%(Q)	600	(3,691)	113	(3,804)	BOA
Arab Republic of Egypt (D17)	12/20/30	1.000%(Q)	8,000	782,719	218	782,501	DB
Dominican Republic (D17)	12/20/30	1.000%(Q)	8,000	176,603	218	176,385	DB
Emirate of Abu Dhabi (D17)	12/20/30	1.000%(Q)	8,000	(280,402)	218	(280,620)	DB
Federal Republic of Nigeria (D17)	12/20/30	1.000%(Q)	8,000	964,945	218	964,727	DB
Federation of Malaysia (D17)	12/20/30	1.000%(Q)	8,000	(238,627)	218	(238,845)	DB
Federative Republic of Brazil (D17)	12/20/30	1.000%(Q)	36,000	595,491	980	594,511	DB
Kingdom of Bahrain (D17)	12/20/30	1.000%(Q)	8,000	225,501	218	225,283	DB
Kingdom of Morocco (D17)	12/20/30	1.000%(Q)	8,000	(94,087)	218	(94,305)	DB
Kingdom of Saudi Arabia (D17)	12/20/30	1.000%(Q)	36,000	(685,977)	980	(686,957)	DB
People’s Republic of China (D17)	12/20/30	1.000%(Q)	36,000	(1,057,698)	980	(1,058,678)	DB
Republic of Argentina (D17)	12/20/30	1.000%(Q)	8,000	2,025,138	218	2,024,920	DB
Republic of Chile (D17)	12/20/30	1.000%(Q)	16,000	(374,782)	435	(375,217)	DB
Republic of Colombia (D17)	12/20/30	1.000%(Q)	24,000	957,617	653	956,964	DB
Republic of Indonesia (D17)	12/20/30	1.000%(Q)	28,000	(372,792)	762	(373,554)	DB
Republic of Ivory Coast (D17)	12/20/30	1.000%(Q)	8,000	585,578	218	585,360	DB
Republic of Panama (D17)	12/20/30	1.000%(Q)	12,000	146,721	327	146,394	DB
Republic of Peru (D17)	12/20/30	1.000%(Q)	12,000	(210,018)	327	(210,345)	DB
Republic of Philippines (D17)	12/20/30	1.000%(Q)	12,000	(255,363)	327	(255,690)	DB
Republic of South Africa (D17)	12/20/30	1.000%(Q)	36,000	802,915	980	801,935	DB
Republic of Turkey (D17)	12/20/30	1.000%(Q)	36,000	2,261,325	980	2,260,345	DB
Sultanate of Oman (D17)	12/20/30	1.000%(Q)	8,000	(122,474)	218	(122,692)	DB
United Mexican States (D17)	12/20/30	1.000%(Q)	36,000	(176,955)	980	(177,935)	DB
Arab Republic of Egypt (D18)	12/20/30	1.000%(Q)	4,000	391,360	327	391,033	DB
Dominican Republic (D18)	12/20/30	1.000%(Q)	4,000	88,301	327	87,974	DB
Emirate of Abu Dhabi (D18)	12/20/30	1.000%(Q)	4,000	(140,201)	327	(140,528)	DB
Federal Republic of Nigeria (D18)	12/20/30	1.000%(Q)	4,000	482,473	327	482,146	DB
Federation of Malaysia (D18)	12/20/30	1.000%(Q)	4,000	(119,314)	327	(119,641)	DB
Federative Republic of Brazil (D18)	12/20/30	1.000%(Q)	18,000	297,745	1,471	296,274	DB
Kingdom of Bahrain (D18)	12/20/30	1.000%(Q)	4,000	112,750	327	112,423	DB
Kingdom of Morocco (D18)	12/20/30	1.000%(Q)	4,000	(47,044)	327	(47,371)	DB
Kingdom of Saudi Arabia (D18)	12/20/30	1.000%(Q)	18,000	(342,989)	1,471	(344,460)	DB

See Notes to Financial Statements.

PGIM Total Return Bond Fund  133

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
People’s Republic of China (D18)	12/20/30	1.000%(Q)	18,000	$(528,849)	$1,471	$(530,320)	DB
Republic of Argentina (D18)	12/20/30	1.000%(Q)	4,000	1,012,569	327	1,012,242	DB
Republic of Chile (D18)	12/20/30	1.000%(Q)	8,000	(187,390)	654	(188,044)	DB
Republic of Colombia (D18)	12/20/30	1.000%(Q)	12,000	478,809	981	477,828	DB
Republic of Indonesia (D18)	12/20/30	1.000%(Q)	14,000	(186,396)	1,144	(187,540)	DB
Republic of Ivory Coast (D18)	12/20/30	1.000%(Q)	4,000	292,789	327	292,462	DB
Republic of Panama (D18)	12/20/30	1.000%(Q)	6,000	73,360	490	72,870	DB
Republic of Peru (D18)	12/20/30	1.000%(Q)	6,000	(105,010)	490	(105,500)	DB
Republic of Philippines (D18)	12/20/30	1.000%(Q)	6,000	(127,682)	490	(128,172)	DB
Republic of South Africa (D18)	12/20/30	1.000%(Q)	18,000	401,457	1,471	399,986	DB
Republic of Turkey (D18)	12/20/30	1.000%(Q)	18,000	1,130,662	1,471	1,129,191	DB
Sultanate of Oman (D18)	12/20/30	1.000%(Q)	4,000	(61,237)	327	(61,564)	DB
United Mexican States (D18)	12/20/30	1.000%(Q)	18,000	(88,478)	1,471	(89,949)	DB
Arab Republic of Egypt (D19)	12/20/30	1.000%(Q)	2,000	195,680	382	195,298	DB
Dominican Republic (D19)	12/20/30	1.000%(Q)	2,000	44,150	382	43,768	DB
Emirate of Abu Dhabi (D19)	12/20/30	1.000%(Q)	2,000	(70,101)	382	(70,483)	DB
Federal Republic of Nigeria (D19)	12/20/30	1.000%(Q)	2,000	241,236	382	240,854	DB
Federation of Malaysia (D19)	12/20/30	1.000%(Q)	2,000	(59,657)	382	(60,039)	DB
Federative Republic of Brazil (D19)	12/20/30	1.000%(Q)	9,000	148,873	1,720	147,153	DB
Kingdom of Bahrain (D19)	12/20/30	1.000%(Q)	2,000	56,375	382	55,993	DB
Kingdom of Morocco (D19)	12/20/30	1.000%(Q)	2,000	(23,522)	382	(23,904)	DB
Kingdom of Saudi Arabia (D19)	12/20/30	1.000%(Q)	9,000	(171,494)	1,720	(173,214)	DB
People’s Republic of China (D19)	12/20/30	1.000%(Q)	9,000	(264,424)	1,720	(266,144)	DB
Republic of Argentina (D19)	12/20/30	1.000%(Q)	2,000	506,284	382	505,902	DB
Republic of Chile (D19)	12/20/30	1.000%(Q)	4,000	(93,696)	764	(94,460)	DB
Republic of Colombia (D19)	12/20/30	1.000%(Q)	6,000	239,404	1,146	238,258	DB
Republic of Indonesia (D19)	12/20/30	1.000%(Q)	7,000	(93,198)	1,338	(94,536)	DB
Republic of Ivory Coast (D19)	12/20/30	1.000%(Q)	2,000	146,394	382	146,012	DB
Republic of Panama (D19)	12/20/30	1.000%(Q)	3,000	36,680	573	36,107	DB
Republic of Peru (D19)	12/20/30	1.000%(Q)	3,000	(52,505)	573	(53,078)	DB
Republic of Philippines (D19)	12/20/30	1.000%(Q)	3,000	(63,841)	573	(64,414)	DB
Republic of South Africa (D19)	12/20/30	1.000%(Q)	9,000	200,729	1,720	199,009	DB
Republic of Turkey (D19)	12/20/30	1.000%(Q)	9,000	565,331	1,720	563,611	DB
Sultanate of Oman (D19)	12/20/30	1.000%(Q)	2,000	(30,619)	382	(31,001)	DB
United Mexican States (D19)	12/20/30	1.000%(Q)	9,000	(44,239)	1,720	(45,959)	DB
Arab Republic of Egypt (D20)	12/20/30	1.000%(Q)	2,000	195,680	437	195,243	BOA
Dominican Republic (D20)	12/20/30	1.000%(Q)	2,000	44,151	437	43,714	BOA
Emirate of Abu Dhabi (D20)	12/20/30	1.000%(Q)	2,000	(70,101)	437	(70,538)	BOA
Federal Republic of Nigeria (D20)	12/20/30	1.000%(Q)	2,000	241,236	437	240,799	BOA
Federation of Malaysia (D20)	12/20/30	1.000%(Q)	2,000	(59,657)	437	(60,094)	BOA
Federative Republic of Brazil (D20)	12/20/30	1.000%(Q)	9,000	148,872	1,966	146,906	BOA
Kingdom of Bahrain (D20)	12/20/30	1.000%(Q)	2,000	56,375	437	55,938	BOA
Kingdom of Morocco (D20)	12/20/30	1.000%(Q)	2,000	(23,522)	437	(23,959)	BOA
Kingdom of Saudi Arabia (D20)	12/20/30	1.000%(Q)	9,000	(171,495)	1,966	(173,461)	BOA
People’s Republic of China (D20)	12/20/30	1.000%(Q)	9,000	(264,425)	1,966	(266,391)	BOA
Republic of Argentina (D20)	12/20/30	1.000%(Q)	2,000	506,284	437	505,847	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Chile (D20)	12/20/30	1.000%(Q)	4,000	$(93,695)	$874	$(94,569)	BOA
Republic of Colombia (D20)	12/20/30	1.000%(Q)	6,000	239,404	1,311	238,093	BOA
Republic of Indonesia (D20)	12/20/30	1.000%(Q)	7,000	(93,199)	1,529	(94,728)	BOA
Republic of Ivory Coast (D20)	12/20/30	1.000%(Q)	2,000	146,394	437	145,957	BOA
Republic of Panama (D20)	12/20/30	1.000%(Q)	3,000	36,680	655	36,025	BOA
Republic of Peru (D20)	12/20/30	1.000%(Q)	3,000	(52,505)	655	(53,160)	BOA
Republic of Philippines (D20)	12/20/30	1.000%(Q)	3,000	(63,841)	655	(64,496)	BOA
Republic of South Africa (D20)	12/20/30	1.000%(Q)	9,000	200,728	1,966	198,762	BOA
Republic of Turkey (D20)	12/20/30	1.000%(Q)	9,000	565,331	1,966	563,365	BOA
Sultanate of Oman (D20)	12/20/30	1.000%(Q)	2,000	(30,619)	437	(31,056)	BOA
United Mexican States (D20)	12/20/30	1.000%(Q)	9,000	(44,239)	1,966	(46,205)	BOA
Arab Republic of Egypt (D21)	12/20/30	1.000%(Q)	2,000	195,680	437	195,243	BOA
Dominican Republic (D21)	12/20/30	1.000%(Q)	2,000	44,151	437	43,714	BOA
Emirate of Abu Dhabi (D21)	12/20/30	1.000%(Q)	2,000	(70,101)	437	(70,538)	BOA
Federal Republic of Nigeria (D21)	12/20/30	1.000%(Q)	2,000	241,236	437	240,799	BOA
Federation of Malaysia (D21)	12/20/30	1.000%(Q)	2,000	(59,657)	437	(60,094)	BOA
Federative Republic of Brazil (D21)	12/20/30	1.000%(Q)	9,000	148,872	1,966	146,906	BOA
Kingdom of Bahrain (D21)	12/20/30	1.000%(Q)	2,000	56,375	437	55,938	BOA
Kingdom of Morocco (D21)	12/20/30	1.000%(Q)	2,000	(23,522)	437	(23,959)	BOA
Kingdom of Saudi Arabia (D21)	12/20/30	1.000%(Q)	9,000	(171,495)	1,966	(173,461)	BOA
People’s Republic of China (D21)	12/20/30	1.000%(Q)	9,000	(264,425)	1,966	(266,391)	BOA
Republic of Argentina (D21)	12/20/30	1.000%(Q)	2,000	506,284	437	505,847	BOA
Republic of Chile (D21)	12/20/30	1.000%(Q)	4,000	(93,695)	874	(94,569)	BOA
Republic of Colombia (D21)	12/20/30	1.000%(Q)	6,000	239,404	1,311	238,093	BOA
Republic of Indonesia (D21)	12/20/30	1.000%(Q)	7,000	(93,199)	1,529	(94,728)	BOA
Republic of Ivory Coast (D21)	12/20/30	1.000%(Q)	2,000	146,394	437	145,957	BOA
Republic of Panama (D21)	12/20/30	1.000%(Q)	3,000	36,680	655	36,025	BOA
Republic of Peru (D21)	12/20/30	1.000%(Q)	3,000	(52,505)	655	(53,160)	BOA
Republic of Philippines (D21)	12/20/30	1.000%(Q)	3,000	(63,841)	655	(64,496)	BOA
Republic of South Africa (D21)	12/20/30	1.000%(Q)	9,000	200,728	1,966	198,762	BOA
Republic of Turkey (D21)	12/20/30	1.000%(Q)	9,000	565,331	1,966	563,365	BOA
Sultanate of Oman (D21)	12/20/30	1.000%(Q)	2,000	(30,619)	437	(31,056)	BOA
United Mexican States (D21)	12/20/30	1.000%(Q)	9,000	(44,239)	1,966	(46,205)	BOA
Arab Republic of Egypt (D22)	12/20/30	1.000%(Q)	2,000	195,680	602	195,078	BOA
Dominican Republic (D22)	12/20/30	1.000%(Q)	2,000	44,151	602	43,549	BOA
Emirate of Abu Dhabi (D22)	12/20/30	1.000%(Q)	2,000	(70,100)	602	(70,702)	BOA
Federal Republic of Nigeria (D22)	12/20/30	1.000%(Q)	2,000	241,236	602	240,634	BOA
Federation of Malaysia (D22)	12/20/30	1.000%(Q)	2,000	(59,657)	602	(60,259)	BOA
Federative Republic of Brazil (D22)	12/20/30	1.000%(Q)	9,000	148,873	2,708	146,165	BOA
Kingdom of Bahrain (D22)	12/20/30	1.000%(Q)	2,000	56,375	602	55,773	BOA
Kingdom of Morocco (D22)	12/20/30	1.000%(Q)	2,000	(23,522)	602	(24,124)	BOA
Kingdom of Saudi Arabia (D22)	12/20/30	1.000%(Q)	9,000	(171,495)	2,708	(174,203)	BOA
People’s Republic of China (D22)	12/20/30	1.000%(Q)	9,000	(264,425)	2,708	(267,133)	BOA
Republic of Argentina (D22)	12/20/30	1.000%(Q)	2,000	506,285	602	505,683	BOA
Republic of Chile (D22)	12/20/30	1.000%(Q)	4,000	(93,695)	1,204	(94,899)	BOA
Republic of Colombia (D22)	12/20/30	1.000%(Q)	6,000	239,404	1,805	237,599	BOA
Republic of Indonesia (D22)	12/20/30	1.000%(Q)	7,000	(93,198)	2,106	(95,304)	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund  135

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Ivory Coast (D22)	12/20/30	1.000%(Q)	2,000	$146,395	$602	$145,793	BOA
Republic of Panama (D22)	12/20/30	1.000%(Q)	3,000	36,680	903	35,777	BOA
Republic of Peru (D22)	12/20/30	1.000%(Q)	3,000	(52,504)	903	(53,407)	BOA
Republic of Philippines (D22)	12/20/30	1.000%(Q)	3,000	(63,841)	903	(64,744)	BOA
Republic of South Africa (D22)	12/20/30	1.000%(Q)	9,000	200,729	2,708	198,021	BOA
Republic of Turkey (D22)	12/20/30	1.000%(Q)	9,000	565,331	2,708	562,623	BOA
Sultanate of Oman (D22)	12/20/30	1.000%(Q)	2,000	(30,618)	602	(31,220)	BOA
United Mexican States (D22)	12/20/30	1.000%(Q)	9,000	(44,239)	2,708	(46,947)	BOA
Arab Republic of Egypt (D23)	12/20/30	1.000%(Q)	4,500	440,280	2,599	437,681	CITI
Dominican Republic (D23)	12/20/30	1.000%(Q)	4,500	99,339	2,599	96,740	CITI
Federal Republic of Nigeria (D23)	12/20/30	1.000%(Q)	4,500	542,782	2,599	540,183	CITI
Federative Republic of Brazil (D23)	12/20/30	1.000%(Q)	18,500	306,016	10,683	295,333	CITI
Kingdom of Bahrain (D23)	12/20/30	1.000%(Q)	4,500	126,844	2,599	124,245	CITI
Kingdom of Morocco (D23)	12/20/30	1.000%(Q)	4,500	(52,924)	2,599	(55,523)	CITI
Republic of Argentina (D23)	12/20/30	1.000%(Q)	4,500	1,139,140	2,599	1,136,541	CITI
Republic of Colombia (D23)	12/20/30	1.000%(Q)	13,000	518,709	7,507	511,202	CITI
Republic of Ivory Coast (D23)	12/20/30	1.000%(Q)	4,500	329,388	2,599	326,789	CITI
Republic of South Africa (D23)	12/20/30	1.000%(Q)	18,500	412,609	10,683	401,926	CITI
Republic of Turkey (D23)	12/20/30	1.000%(Q)	18,500	1,162,069	10,683	1,151,386	CITI
Arab Republic of Egypt (D24)	12/20/30	1.000%(Q)	4,500	440,279	2,849	437,430	DB
Dominican Republic (D24)	12/20/30	1.000%(Q)	4,500	99,339	2,849	96,490	DB
Federal Republic of Nigeria (D24)	12/20/30	1.000%(Q)	4,500	542,781	2,849	539,932	DB
Federative Republic of Brazil (D24)	12/20/30	1.000%(Q)	18,500	306,016	11,713	294,303	DB
Kingdom of Bahrain (D24)	12/20/30	1.000%(Q)	4,500	126,844	2,849	123,995	DB
Kingdom of Morocco (D24)	12/20/30	1.000%(Q)	4,500	(52,924)	2,849	(55,773)	DB
Republic of Argentina (D24)	12/20/30	1.000%(Q)	4,500	1,139,140	2,849	1,136,291	DB
Republic of Colombia (D24)	12/20/30	1.000%(Q)	13,000	518,709	8,231	510,478	DB
Republic of Ivory Coast (D24)	12/20/30	1.000%(Q)	4,500	329,387	2,849	326,538	DB
Republic of South Africa (D24)	12/20/30	1.000%(Q)	18,500	412,609	11,713	400,896	DB
Republic of Turkey (D24)	12/20/30	1.000%(Q)	18,500	1,162,069	11,713	1,150,356	DB
Arab Republic of Egypt (D25)	12/20/30	1.000%(Q)	4,000	391,359	3,091	388,268	BOA
Dominican Republic (D25)	12/20/30	1.000%(Q)	4,000	88,301	3,091	85,210	BOA
Emirate of Abu Dhabi (D25)	12/20/30	1.000%(Q)	4,000	(140,202)	3,091	(143,293)	BOA
Federal Republic of Nigeria (D25)	12/20/30	1.000%(Q)	4,000	482,472	3,091	479,381	BOA
Federation of Malaysia (D25)	12/20/30	1.000%(Q)	4,000	(119,314)	3,091	(122,405)	BOA
Federative Republic of Brazil (D25)	12/20/30	1.000%(Q)	18,000	297,745	13,911	283,834	BOA
Kingdom of Bahrain (D25)	12/20/30	1.000%(Q)	4,000	112,750	3,091	109,659	BOA
Kingdom of Morocco (D25)	12/20/30	1.000%(Q)	4,000	(47,044)	3,091	(50,135)	BOA
Kingdom of Saudi Arabia (D25)	12/20/30	1.000%(Q)	18,000	(342,989)	13,911	(356,900)	BOA
People’s Republic of China (D25)	12/20/30	1.000%(Q)	18,000	(528,849)	13,911	(542,760)	BOA
Republic of Argentina (D25)	12/20/30	1.000%(Q)	4,000	1,012,569	3,091	1,009,478	BOA
Republic of Chile (D25)	12/20/30	1.000%(Q)	8,000	(187,390)	6,183	(193,573)	BOA
Republic of Colombia (D25)	12/20/30	1.000%(Q)	12,000	478,809	9,274	469,535	BOA
Republic of Indonesia (D25)	12/20/30	1.000%(Q)	14,000	(186,396)	10,820	(197,216)	BOA
Republic of Ivory Coast (D25)	12/20/30	1.000%(Q)	4,000	292,788	3,091	289,697	BOA
Republic of Panama (D25)	12/20/30	1.000%(Q)	6,000	73,360	4,637	68,723	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Peru (D25)	12/20/30	1.000%(Q)	6,000	$(105,009)	$4,637	$(109,646)	BOA
Republic of Philippines (D25)	12/20/30	1.000%(Q)	6,000	(127,682)	4,637	(132,319)	BOA
Republic of South Africa (D25)	12/20/30	1.000%(Q)	18,000	401,457	13,911	387,546	BOA
Republic of Turkey (D25)	12/20/30	1.000%(Q)	18,000	1,130,662	13,911	1,116,751	BOA
Sultanate of Oman (D25)	12/20/30	1.000%(Q)	4,000	(61,238)	3,091	(64,329)	BOA
United Mexican States (D25)	12/20/30	1.000%(Q)	18,000	(88,478)	13,911	(102,389)	BOA
Arab Republic of Egypt (D26)	12/20/30	1.000%(Q)	4,000	391,359	3,203	388,156	BOA
Dominican Republic (D26)	12/20/30	1.000%(Q)	4,000	88,301	3,203	85,098	BOA
Emirate of Abu Dhabi (D26)	12/20/30	1.000%(Q)	4,000	(140,202)	3,203	(143,405)	BOA
Federal Republic of Nigeria (D26)	12/20/30	1.000%(Q)	4,000	482,472	3,203	479,269	BOA
Federation of Malaysia (D26)	12/20/30	1.000%(Q)	4,000	(119,314)	3,203	(122,517)	BOA
Federative Republic of Brazil (D26)	12/20/30	1.000%(Q)	18,000	297,745	14,415	283,330	BOA
Kingdom of Bahrain (D26)	12/20/30	1.000%(Q)	4,000	112,750	3,203	109,547	BOA
Kingdom of Morocco (D26)	12/20/30	1.000%(Q)	4,000	(47,044)	3,203	(50,247)	BOA
Kingdom of Saudi Arabia (D26)	12/20/30	1.000%(Q)	18,000	(342,989)	14,415	(357,404)	BOA
People’s Republic of China (D26)	12/20/30	1.000%(Q)	18,000	(528,850)	14,415	(543,265)	BOA
Republic of Argentina (D26)	12/20/30	1.000%(Q)	4,000	1,012,568	3,203	1,009,365	BOA
Republic of Chile (D26)	12/20/30	1.000%(Q)	8,000	(187,391)	6,407	(193,798)	BOA
Republic of Colombia (D26)	12/20/30	1.000%(Q)	12,000	478,808	9,610	469,198	BOA
Republic of Indonesia (D26)	12/20/30	1.000%(Q)	14,000	(186,396)	11,212	(197,608)	BOA
Republic of Ivory Coast (D26)	12/20/30	1.000%(Q)	4,000	292,788	3,203	289,585	BOA
Republic of Panama (D26)	12/20/30	1.000%(Q)	6,000	73,360	4,805	68,555	BOA
Republic of Peru (D26)	12/20/30	1.000%(Q)	6,000	(105,009)	4,805	(109,814)	BOA
Republic of Philippines (D26)	12/20/30	1.000%(Q)	6,000	(127,682)	4,805	(132,487)	BOA
Republic of South Africa (D26)	12/20/30	1.000%(Q)	18,000	401,457	14,415	387,042	BOA
Republic of Turkey (D26)	12/20/30	1.000%(Q)	18,000	1,130,662	14,415	1,116,247	BOA
Sultanate of Oman (D26)	12/20/30	1.000%(Q)	4,000	(61,238)	3,203	(64,441)	BOA
United Mexican States (D26)	12/20/30	1.000%(Q)	18,000	(88,478)	14,415	(102,893)	BOA
Arab Republic of Egypt (D27)	12/20/30	1.000%(Q)	5,000	489,200	4,145	485,055	DB
Dominican Republic (D27)	12/20/30	1.000%(Q)	5,000	110,377	4,145	106,232	DB
Emirate of Abu Dhabi (D27)	12/20/30	1.000%(Q)	5,000	(175,251)	4,145	(179,396)	DB
Federal Republic of Nigeria (D27)	12/20/30	1.000%(Q)	5,000	603,091	4,145	598,946	DB
Federation of Malaysia (D27)	12/20/30	1.000%(Q)	5,000	(149,142)	4,145	(153,287)	DB
Federative Republic of Brazil (D27)	12/20/30	1.000%(Q)	22,500	372,182	18,651	353,531	DB
Kingdom of Bahrain (D27)	12/20/30	1.000%(Q)	5,000	140,938	4,145	136,793	DB
Kingdom of Morocco (D27)	12/20/30	1.000%(Q)	5,000	(58,804)	4,145	(62,949)	DB
Kingdom of Saudi Arabia (D27)	12/20/30	1.000%(Q)	22,500	(428,736)	18,651	(447,387)	DB
People’s Republic of China (D27)	12/20/30	1.000%(Q)	22,500	(661,061)	18,651	(679,712)	DB
Republic of Argentina (D27)	12/20/30	1.000%(Q)	5,000	1,265,712	4,145	1,261,567	DB
Republic of Chile (D27)	12/20/30	1.000%(Q)	10,000	(234,239)	8,289	(242,528)	DB
Republic of Colombia (D27)	12/20/30	1.000%(Q)	15,000	598,511	12,434	586,077	DB
Republic of Indonesia (D27)	12/20/30	1.000%(Q)	17,500	(232,995)	14,506	(247,501)	DB
Republic of Ivory Coast (D27)	12/20/30	1.000%(Q)	5,000	365,986	4,145	361,841	DB
Republic of Panama (D27)	12/20/30	1.000%(Q)	7,500	91,700	6,217	85,483	DB
Republic of Peru (D27)	12/20/30	1.000%(Q)	7,500	(131,261)	6,217	(137,478)	DB
Republic of Philippines (D27)	12/20/30	1.000%(Q)	7,500	(159,602)	6,217	(165,819)	DB

See Notes to Financial Statements.

PGIM Total Return Bond Fund  137

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of South Africa (D27)	12/20/30	1.000%(Q)	22,500	$501,822	$18,651	$483,171	DB
Republic of Turkey (D27)	12/20/30	1.000%(Q)	22,500	1,413,329	18,651	1,394,678	DB
Sultanate of Oman (D27)	12/20/30	1.000%(Q)	5,000	(76,546)	4,145	(80,691)	DB
United Mexican States (D27)	12/20/30	1.000%(Q)	22,500	(110,597)	18,651	(129,248)	DB

				$33,177,911	$769,459	$32,408,452

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:

Emirate of Abu Dhabi (D01)	12/20/25	1.000%(Q)	1,940	0.056%	$4,782	$(12)	$4,794	MSI
Federation of Malaysia (D01)	12/20/25	1.000%(Q)	2,910	0.110%	6,954	(18)	6,972	MSI
Federative Republic of Brazil (D01)	12/20/25	1.000%(Q)	11,640	0.375%	23,567	(73)	23,640	MSI
Kingdom of Saudi Arabia (D01)	12/20/25	1.000%(Q)	1,940	0.169%	4,480	(12)	4,492	MSI
People’s Republic of China (D01)	12/20/25	1.000%(Q)	11,640	0.191%	26,516	(73)	26,589	MSI
Republic of Argentina (D01)	12/20/25	1.000%(Q)	4,850	4.667%	(18,705)	(31)	(18,674)	MSI
Republic of Chile (D01)	12/20/25	1.000%(Q)	1,940	0.133%	4,576	(12)	4,588	MSI
Republic of Colombia (D01)	12/20/25	1.000%(Q)	4,850	0.673%	7,834	(31)	7,865	MSI
Republic of Indonesia (D01)	12/20/25	1.000%(Q)	7,760	0.260%	16,947	(49)	16,996	MSI
Republic of Panama (D01)	12/20/25	1.000%(Q)	1,940	0.453%	3,720	(12)	3,732	MSI
Republic of Peru (D01)	12/20/25	1.000%(Q)	1,940	0.167%	4,485	(12)	4,497	MSI
Republic of Philippines (D01)	12/20/25	1.000%(Q)	1,940	0.190%	4,422	(12)	4,434	MSI
Republic of South Africa (D01)	12/20/25	1.000%(Q)	8,730	0.147%	20,416	(55)	20,471	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D01)	12/20/25	1.000%(Q)	11,640	0.561%	$20,601	$(73)	$20,674	MSI
State of Qatar (D01)	12/20/25	1.000%(Q)	1,940	0.067%	4,752	(15)	4,767	MSI
United Mexican States (D01)	12/20/25	1.000%(Q)	11,640	0.188%	26,574	(73)	26,647	MSI
Emirate of Abu Dhabi (D02)	12/20/25	1.000%(Q)	2,000	0.056%	4,929	(40)	4,969	CITI
Federation of Malaysia (D02)	12/20/25	1.000%(Q)	3,000	0.110%	7,169	(60)	7,229	CITI
Federative Republic of Brazil (D02)	12/20/25	1.000%(Q)	12,000	0.375%	24,296	(239)	24,535	CITI
Kingdom of Saudi Arabia (D02)	12/20/25	1.000%(Q)	2,000	0.169%	4,618	(40)	4,658	CITI
People’s Republic of China (D02)	12/20/25	1.000%(Q)	12,000	0.191%	27,336	(239)	27,575	CITI
Republic of Argentina (D02)	12/20/25	1.000%(Q)	5,000	4.667%	(19,284)	(100)	(19,184)	CITI
Republic of Chile (D02)	12/20/25	1.000%(Q)	2,000	0.133%	4,717	(40)	4,757	CITI
Republic of Colombia (D02)	12/20/25	1.000%(Q)	5,000	0.673%	8,076	(100)	8,176	CITI
Republic of Indonesia (D02)	12/20/25	1.000%(Q)	8,000	0.260%	17,471	(159)	17,630	CITI
Republic of Panama (D02)	12/20/25	1.000%(Q)	2,000	0.453%	3,835	(40)	3,875	CITI
Republic of Peru (D02)	12/20/25	1.000%(Q)	2,000	0.167%	4,623	(40)	4,663	CITI
Republic of Philippines (D02)	12/20/25	1.000%(Q)	2,000	0.190%	4,559	(40)	4,599	CITI
Republic of South Africa (D02)	12/20/25	1.000%(Q)	9,000	0.147%	21,047	(179)	21,226	CITI
Republic of Turkey (D02)	12/20/25	1.000%(Q)	12,000	0.561%	21,237	(239)	21,476	CITI
State of Qatar (D02)	12/20/25	1.000%(Q)	2,000	0.067%	4,898	(40)	4,938	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund  139

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D02)	12/20/25	1.000%(Q)	12,000	0.188%	$27,395	$(239)	$27,634	CITI
Emirate of Abu Dhabi (D03)	12/20/25	1.000%(Q)	4,000	0.056%	9,858	(80)	9,938	MSI
Federation of Malaysia (D03)	12/20/25	1.000%(Q)	6,000	0.110%	14,339	(119)	14,458	MSI
Federative Republic of Brazil (D03)	12/20/25	1.000%(Q)	24,000	0.375%	48,592	(478)	49,070	MSI
Kingdom of Saudi Arabia (D03)	12/20/25	1.000%(Q)	4,000	0.169%	9,236	(80)	9,316	MSI
People’s Republic of China (D03)	12/20/25	1.000%(Q)	24,000	0.191%	54,672	(478)	55,150	MSI
Republic of Argentina (D03)	12/20/25	1.000%(Q)	10,000	4.667%	(38,567)	(199)	(38,368)	MSI
Republic of Chile (D03)	12/20/25	1.000%(Q)	4,000	0.133%	9,434	(80)	9,514	MSI
Republic of Colombia (D03)	12/20/25	1.000%(Q)	10,000	0.673%	16,153	(199)	16,352	MSI
Republic of Indonesia (D03)	12/20/25	1.000%(Q)	16,000	0.260%	34,941	(319)	35,260	MSI
Republic of Panama (D03)	12/20/25	1.000%(Q)	4,000	0.453%	7,669	(80)	7,749	MSI
Republic of Peru (D03)	12/20/25	1.000%(Q)	4,000	0.167%	9,247	(80)	9,327	MSI
Republic of Philippines (D03)	12/20/25	1.000%(Q)	4,000	0.190%	9,117	(80)	9,197	MSI
Republic of South Africa (D03)	12/20/25	1.000%(Q)	18,000	0.147%	42,095	(358)	42,453	MSI
Republic of Turkey (D03)	12/20/25	1.000%(Q)	24,000	0.561%	42,474	(478)	42,952	MSI
State of Qatar (D03)	12/20/25	1.000%(Q)	4,000	0.067%	9,797	(86)	9,883	MSI
United Mexican States (D03)	12/20/25	1.000%(Q)	24,000	0.188%	54,790	(478)	55,268	MSI
Emirate of Abu Dhabi (D04)	12/20/25	1.000%(Q)	4,000	0.056%	9,858	(80)	9,938	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D04)	12/20/25	1.000%(Q)	6,000	0.110%	$14,339	$(119)	$14,458	MSI
Federative Republic of Brazil (D04)	12/20/25	1.000%(Q)	24,000	0.375%	48,592	(478)	49,070	MSI
Kingdom of Saudi Arabia (D04)	12/20/25	1.000%(Q)	4,000	0.169%	9,236	(80)	9,316	MSI
People’s Republic of China (D04)	12/20/25	1.000%(Q)	24,000	0.191%	54,672	(478)	55,150	MSI
Republic of
Argentina (D04)	12/20/25	1.000%(Q)	10,000	4.667%	(38,567)	(199)	(38,368)	MSI
Republic of Chile (D04)	12/20/25	1.000%(Q)	4,000	0.133%	9,434	(80)	9,514	MSI
Republic of Colombia (D04)	12/20/25	1.000%(Q)	10,000	0.673%	16,153	(199)	16,352	MSI
Republic of Indonesia (D04)	12/20/25	1.000%(Q)	16,000	0.260%	34,941	(319)	35,260	MSI
Republic of Panama (D04)	12/20/25	1.000%(Q)	4,000	0.453%	7,669	(80)	7,749	MSI
Republic of Peru (D04)	12/20/25	1.000%(Q)	4,000	0.167%	9,247	(80)	9,327	MSI
Republic of Philippines (D04)	12/20/25	1.000%(Q)	4,000	0.190%	9,117	(80)	9,197	MSI
Republic of South Africa (D04)	12/20/25	1.000%(Q)	18,000	0.147%	42,095	(358)	42,453	MSI
Republic of Turkey (D04)	12/20/25	1.000%(Q)	24,000	0.561%	42,474	(478)	42,952	MSI
State of Qatar (D04)	12/20/25	1.000%(Q)	4,000	0.067%	9,797	(86)	9,883	MSI
United Mexican States (D04)	12/20/25	1.000%(Q)	24,000	0.188%	54,790	(478)	55,268	MSI
Emirate of Abu Dhabi (D07)	12/20/26	1.000%(Q)	500	0.069%	5,784	(233)	6,017	BOA
Federation of Malaysia (D07)	12/20/26	1.000%(Q)	1,000	0.128%	10,898	(465)	11,363	BOA
Federative Republic of Brazil (D07)	12/20/26	1.000%(Q)	3,000	0.499%	20,166	(1,396)	21,562	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund  141

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D07)	12/20/26	1.000%(Q)	500	0.237%	$4,831	$(233)	$5,064	BOA
People’s Republic of China (D07)	12/20/26	1.000%(Q)	3,000	0.220%	29,582	(1,396)	30,978	BOA
Republic of Argentina (D07)	12/20/26	1.000%(Q)	500	5.706%	(24,820)	(233)	(24,587)	BOA
Republic of Chile (D07)	12/20/26	1.000%(Q)	500	0.196%	5,068	(233)	5,301	BOA
Republic of Colombia (D07)	12/20/26	1.000%(Q)	1,250	0.821%	3,883	(582)	4,465	BOA
Republic of Indonesia (D07)	12/20/26	1.000%(Q)	2,250	0.277%	20,737	(1,047)	21,784	BOA
Republic of Panama (D07)	12/20/26	1.000%(Q)	500	0.544%	3,107	(233)	3,340	BOA
Republic of Peru (D07)	12/20/26	1.000%(Q)	500	0.224%	4,907	(233)	5,140	BOA
Republic of Philippines (D07)	12/20/26	1.000%(Q)	500	0.207%	5,001	(233)	5,234	BOA
Republic of South Africa (D07)	12/20/26	1.000%(Q)	2,750	0.312%	24,274	(1,279)	25,553	BOA
Republic of Turkey (D07)	12/20/26	1.000%(Q)	3,000	0.912%	6,273	(1,396)	7,669	BOA
State of Qatar (D07)	12/20/26	1.000%(Q)	500	0.074%	5,754	(233)	5,987	BOA
United Mexican States (D07)	12/20/26	1.000%(Q)	2,750	0.284%	25,139	(1,279)	26,418	BOA
Emirate of Abu Dhabi (D08)	12/20/26	1.000%(Q)	4,000	0.069%	46,273	(2,108)	48,381	CITI
Federation of Malaysia (D08)	12/20/26	1.000%(Q)	8,000	0.128%	87,184	(4,215)	91,399	CITI
Federative Republic of Brazil (D08)	12/20/26	1.000%(Q)	24,000	0.499%	161,330	(12,646)	173,976	CITI
Kingdom of Saudi Arabia (D08)	12/20/26	1.000%(Q)	4,000	0.237%	38,654	(2,108)	40,762	CITI
People’s Republic of China (D08)	12/20/26	1.000%(Q)	24,000	0.220%	236,655	(12,646)	249,301	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D08)	12/20/26	1.000%(Q)	4,000	5.706%	$(198,558)	$(2,108)	$(196,450)	CITI
Republic of Chile (D08)	12/20/26	1.000%(Q)	4,000	0.196%	40,543	(2,108)	42,651	CITI
Republic of Colombia (D08)	12/20/26	1.000%(Q)	10,000	0.821%	31,069	(5,269)	36,338	CITI
Republic of Indonesia (D08)	12/20/26	1.000%(Q)	18,000	0.277%	165,900	(9,485)	175,385	CITI
Republic of Panama (D08)	12/20/26	1.000%(Q)	4,000	0.544%	24,858	(2,108)	26,966	CITI
Republic of Peru (D08)	12/20/26	1.000%(Q)	4,000	0.224%	39,259	(2,108)	41,367	CITI
Republic of Philippines (D08)	12/20/26	1.000%(Q)	4,000	0.207%	40,013	(2,108)	42,121	CITI
Republic of South Africa (D08)	12/20/26	1.000%(Q)	22,000	0.312%	194,192	(11,592)	205,784	CITI
Republic of Turkey (D08)	12/20/26	1.000%(Q)	24,000	0.912%	50,189	(12,646)	62,835	CITI
State of Qatar (D08)	12/20/26	1.000%(Q)	4,000	0.074%	46,031	(2,108)	48,139	CITI
United Mexican States (D08)	12/20/26	1.000%(Q)	22,000	0.284%	201,107	(11,592)	212,699	CITI
Emirate of Abu Dhabi (D09)	12/20/26	1.000%(Q)	2,000	0.069%	23,137	(1,054)	24,191	MSI
Federation of Malaysia (D09)	12/20/26	1.000%(Q)	4,000	0.128%	43,591	(2,108)	45,699	MSI
Federative Republic of Brazil (D09)	12/20/26	1.000%(Q)	12,000	0.499%	80,665	(6,323)	86,988	MSI
Kingdom of Saudi Arabia (D09)	12/20/26	1.000%(Q)	2,000	0.237%	19,327	(1,054)	20,381	MSI
People’s Republic of China (D09)	12/20/26	1.000%(Q)	12,000	0.220%	118,328	(6,323)	124,651	MSI
Republic of Argentina (D09)	12/20/26	1.000%(Q)	2,000	5.706%	(99,279)	(1,054)	(98,225)	MSI
Republic of Chile (D09)	12/20/26	1.000%(Q)	2,000	0.196%	20,271	(1,054)	21,325	MSI
Republic of Colombia (D09)	12/20/26	1.000%(Q)	5,000	0.821%	15,534	(2,635)	18,169	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund  143

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D09)	12/20/26	1.000%(Q)	9,000	0.277%	$82,951	$(4,742)	$87,693	MSI
Republic of Panama (D09)	12/20/26	1.000%(Q)	2,000	0.544%	12,429	(1,054)	13,483	MSI
Republic of Peru (D09)	12/20/26	1.000%(Q)	2,000	0.224%	19,629	(1,054)	20,683	MSI
Republic of Philippines (D09)	12/20/26	1.000%(Q)	2,000	0.207%	20,006	(1,054)	21,060	MSI
Republic of South Africa (D09)	12/20/26	1.000%(Q)	11,000	0.312%	97,096	(5,796)	102,892	MSI
Republic of Turkey (D09)	12/20/26	1.000%(Q)	12,000	0.912%	25,095	(6,323)	31,418	MSI
State of Qatar (D09)	12/20/26	1.000%(Q)	2,000	0.074%	23,016	(1,054)	24,070	MSI
United Mexican States (D09)	12/20/26	1.000%(Q)	11,000	0.284%	100,554	(5,796)	106,350	MSI
Emirate of Abu Dhabi (D10)	12/20/26	1.000%(Q)	10,000	0.069%	115,684	(5,269)	120,953	BARC
Federation of Malaysia (D10)	12/20/26	1.000%(Q)	20,000	0.128%	217,959	(10,538)	228,497	BARC
Federative Republic of Brazil (D10)	12/20/26	1.000%(Q)	60,000	0.499%	403,326	(31,615)	434,941	BARC
Kingdom of Saudi Arabia (D10)	12/20/26	1.000%(Q)	10,000	0.237%	96,635	(5,269)	101,904	BARC
People’s Republic of China (D10)	12/20/26	1.000%(Q)	60,000	0.220%	591,638	(31,615)	623,253	BARC
Republic of Argentina (D10)	12/20/26	1.000%(Q)	10,000	5.706%	(496,394)	(5,269)	(491,125)	BARC
Republic of Chile (D10)	12/20/26	1.000%(Q)	10,000	0.196%	101,358	(5,269)	106,627	BARC
Republic of Colombia (D10)	12/20/26	1.000%(Q)	25,000	0.821%	77,671	(13,173)	90,844	BARC
Republic of Indonesia (D10)	12/20/26	1.000%(Q)	45,000	0.277%	414,752	(23,711)	438,463	BARC
Republic of Panama (D10)	12/20/26	1.000%(Q)	10,000	0.544%	62,146	(5,269)	67,415	BARC
Republic of Peru (D10)	12/20/26	1.000%(Q)	10,000	0.224%	98,148	(5,269)	103,417	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D10)	12/20/26	1.000%(Q)	10,000	0.207%	$100,033	$(5,269)	$105,302	BARC
Republic of South Africa (D10)	12/20/26	1.000%(Q)	55,000	0.312%	485,479	(28,981)	514,460	BARC
Republic of Turkey (D10)	12/20/26	1.000%(Q)	60,000	0.912%	125,473	(31,615)	157,088	BARC
State of Qatar (D10)	12/20/26	1.000%(Q)	10,000	0.074%	115,079	(5,269)	120,348	BARC
United Mexican States (D10)	12/20/26	1.000%(Q)	55,000	0.284%	502,767	(28,981)	531,748	BARC
Emirate of Abu Dhabi (D11)	12/20/26	1.000%(Q)	2,000	0.069%	23,137	(1,178)	24,315	MSI
Federation of Malaysia (D11)	12/20/26	1.000%(Q)	4,000	0.128%	43,592	(2,357)	45,949	MSI
Federative Republic of Brazil (D11)	12/20/26	1.000%(Q)	12,000	0.499%	80,665	(7,071)	87,736	MSI
Kingdom of Saudi Arabia (D11)	12/20/26	1.000%(Q)	2,000	0.237%	19,328	(1,178)	20,506	MSI
People’s Republic of China (D11)	12/20/26	1.000%(Q)	12,000	0.220%	118,327	(7,071)	125,398	MSI
Republic of Argentina (D11)	12/20/26	1.000%(Q)	2,000	5.706%	(99,278)	(1,178)	(98,100)	MSI
Republic of Chile (D11)	12/20/26	1.000%(Q)	2,000	0.196%	20,272	(1,178)	21,450	MSI
Republic of Colombia (D11)	12/20/26	1.000%(Q)	5,000	0.821%	15,534	(2,946)	18,480	MSI
Republic of Indonesia (D11)	12/20/26	1.000%(Q)	9,000	0.277%	82,950	(5,303)	88,253	MSI
Republic of Panama (D11)	12/20/26	1.000%(Q)	2,000	0.544%	12,430	(1,178)	13,608	MSI
Republic of Peru (D11)	12/20/26	1.000%(Q)	2,000	0.224%	19,630	(1,178)	20,808	MSI
Republic of Philippines (D11)	12/20/26	1.000%(Q)	2,000	0.207%	20,007	(1,178)	21,185	MSI
Republic of South Africa (D11)	12/20/26	1.000%(Q)	11,000	0.312%	97,095	(6,482)	103,577	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund  145

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D11)	12/20/26	1.000%(Q)	12,000	0.912%	$25,094	$(7,071)	$32,165	MSI
State of Qatar (D11)	12/20/26	1.000%(Q)	2,000	0.074%	23,016	(1,178)	24,194	MSI
United Mexican States (D11)	12/20/26	1.000%(Q)	11,000	0.284%	100,553	(6,482)	107,035	MSI
Emirate of Abu Dhabi (D12)	12/20/26	1.000%(Q)	2,000	0.069%	23,137	(214)	23,351	MSI
Federation of Malaysia (D12)	12/20/26	1.000%(Q)	4,000	0.128%	43,592	(428)	44,020	MSI
Federative Republic of Brazil (D12)	12/20/26	1.000%(Q)	12,000	0.499%	80,666	(1,284)	81,950	MSI
Kingdom of Saudi Arabia (D12)	12/20/26	1.000%(Q)	2,000	0.237%	19,327	(214)	19,541	MSI
People’s Republic of China (D12)	12/20/26	1.000%(Q)	12,000	0.220%	118,328	(1,284)	119,612	MSI
Republic of Argentina (D12)	12/20/26	1.000%(Q)	2,000	5.706%	(99,279)	(214)	(99,065)	MSI
Republic of Chile (D12)	12/20/26	1.000%(Q)	2,000	0.196%	20,272	(214)	20,486	MSI
Republic of Colombia (D12)	12/20/26	1.000%(Q)	5,000	0.821%	15,534	(535)	16,069	MSI
Republic of Indonesia (D12)	12/20/26	1.000%(Q)	9,000	0.277%	82,951	(963)	83,914	MSI
Republic of Panama (D12)	12/20/26	1.000%(Q)	2,000	0.544%	12,429	(214)	12,643	MSI
Republic of Peru (D12)	12/20/26	1.000%(Q)	2,000	0.224%	19,630	(214)	19,844	MSI
Republic of Philippines (D12)	12/20/26	1.000%(Q)	2,000	0.207%	20,007	(214)	20,221	MSI
Republic of South Africa (D12)	12/20/26	1.000%(Q)	11,000	0.312%	97,096	(1,177)	98,273	MSI
Republic of Turkey (D12)	12/20/26	1.000%(Q)	12,000	0.912%	25,095	(1,284)	26,379	MSI
State of Qatar (D12)	12/20/26	1.000%(Q)	2,000	0.074%	23,016	(214)	23,230	MSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D12)	12/20/26	1.000%(Q)	11,000	0.284%	$100,554	$(1,177)	$101,731	MSI
Emirate of Abu Dhabi (D13)	12/20/26	1.000%(Q)	4,000	0.069%	46,274	(428)	46,702	MSI
Federation of Malaysia (D13)	12/20/26	1.000%(Q)	8,000	0.128%	87,184	(856)	88,040	MSI
Federative Republic of Brazil (D13)	12/20/26	1.000%(Q)	24,000	0.499%	161,330	(2,569)	163,899	MSI
Kingdom of Saudi Arabia (D13)	12/20/26	1.000%(Q)	4,000	0.237%	38,654	(428)	39,082	MSI
People’s Republic of China (D13)	12/20/26	1.000%(Q)	24,000	0.220%	236,655	(2,569)	239,224	MSI
Republic of Argentina (D13)	12/20/26	1.000%(Q)	4,000	5.706%	(198,558)	(428)	(198,130)	MSI
Republic of Chile (D13)	12/20/26	1.000%(Q)	4,000	0.196%	40,543	(428)	40,971	MSI
Republic of Colombia (D13)	12/20/26	1.000%(Q)	10,000	0.821%	31,069	(1,070)	32,139	MSI
Republic of Indonesia (D13)	12/20/26	1.000%(Q)	18,000	0.277%	165,900	(1,927)	167,827	MSI
Republic of Panama (D13)	12/20/26	1.000%(Q)	4,000	0.544%	24,859	(428)	25,287	MSI
Republic of Peru (D13)	12/20/26	1.000%(Q)	4,000	0.224%	39,259	(428)	39,687	MSI
Republic of Philippines (D13)	12/20/26	1.000%(Q)	4,000	0.207%	40,013	(428)	40,441	MSI
Republic of South Africa (D13)	12/20/26	1.000%(Q)	22,000	0.312%	194,192	(2,355)	196,547	MSI
Republic of Turkey (D13)	12/20/26	1.000%(Q)	24,000	0.912%	50,189	(2,569)	52,758	MSI
State of Qatar (D13)	12/20/26	1.000%(Q)	4,000	0.074%	46,032	(428)	46,460	MSI
United Mexican States (D13)	12/20/26	1.000%(Q)	22,000	0.284%	201,107	(2,355)	203,462	MSI
Emirate of Abu Dhabi (D14)	06/20/26	1.000%(Q)	1,500	0.058%	10,614	(107)	10,721	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund  147

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D14)	06/20/26	1.000%(Q)	3,000	0.117%	$20,096	$(213)	$20,309	BARC
Federative Republic of Brazil (D14)	06/20/26	1.000%(Q)	9,000	0.430%	42,427	(640)	43,067	BARC
Kingdom of Saudi Arabia (D14)	06/20/26	1.000%(Q)	1,500	0.193%	9,326	(107)	9,433	BARC
People’s Republic of China (D14)	06/20/26	1.000%(Q)	9,000	0.197%	55,720	(640)	56,360	BARC
Republic of Argentina (D14)	06/20/26	1.000%(Q)	1,500	5.202%	(37,408)	(107)	(37,301)	BARC
Republic of Chile (D14)	06/20/26	1.000%(Q)	1,500	0.146%	9,770	(107)	9,877	BARC
Republic of Colombia (D14)	06/20/26	1.000%(Q)	3,750	0.724%	10,700	(266)	10,966	BARC
Republic of Indonesia (D14)	06/20/26	1.000%(Q)	6,750	0.255%	39,291	(480)	39,771	BARC
Republic of Panama (D14)	06/20/26	1.000%(Q)	1,500	0.478%	6,617	(107)	6,724	BARC
Republic of Peru (D14)	06/20/26	1.000%(Q)	1,500	0.178%	9,465	(107)	9,572	BARC
Republic of Philippines (D14)	06/20/26	1.000%(Q)	1,500	0.196%	9,298	(107)	9,405	BARC
Republic of South Africa (D14)	06/20/26	1.000%(Q)	7,500	0.196%	46,480	(533)	47,013	BARC
Republic of Turkey (D14)	06/20/26	1.000%(Q)	9,000	0.589%	33,368	(640)	34,008	BARC
State of Qatar (D14)	06/20/26	1.000%(Q)	1,500	0.069%	10,510	(107)	10,617	BARC
United Mexican States (D14)	06/20/26	1.000%(Q)	9,000	0.203%	55,357	(640)	55,997	BARC
Emirate of Abu Dhabi (D15)	12/20/26	1.000%(Q)	300	0.069%	3,471	(38)	3,509	BOA
Federation of Malaysia (D15)	12/20/26	1.000%(Q)	600	0.128%	6,539	(76)	6,615	BOA
Federative Republic of Brazil (D15)	12/20/26	1.000%(Q)	1,800	0.499%	12,100	(229)	12,329	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D15)	12/20/26	1.000	%(Q)	300	0.237%	$2,899	$(38)	$2,937	BOA
People’s Republic of China (D15)	12/20/26	1.000	%(Q)	1,800	0.220%	17,749	(229)	17,978	BOA
Republic of Argentina (D15)	12/20/26	1.000	%(Q)	300	5.706%	(14,892)	(38)	(14,854)	BOA
Republic of Chile (D15)	12/20/26	1.000	%(Q)	300	0.196%	3,041	(38)	3,079	BOA
Republic of Colombia (D15)	12/20/26	1.000	%(Q)	750	0.821%	2,330	(96)	2,426	BOA
Republic of Indonesia (D15)	12/20/26	1.000	%(Q)	1,350	0.277%	12,442	(172)	12,614	BOA
Republic of Panama (D15)	12/20/26	1.000	%(Q)	300	0.544%	1,865	(38)	1,903	BOA
Republic of Peru (D15)	12/20/26	1.000	%(Q)	300	0.224%	2,945	(38)	2,983	BOA
Republic of Philippines (D15)	12/20/26	1.000	%(Q)	300	0.207%	3,001	(38)	3,039	BOA
Republic of South Africa (D15)	12/20/26	1.000	%(Q)	1,650	0.312%	14,564	(210)	14,774	BOA
Republic of Turkey (D15)	12/20/26	1.000	%(Q)	1,800	0.912%	3,764	(229)	3,993	BOA
State of Qatar (D15)	12/20/26	1.000	%(Q)	300	0.074%	3,453	(38)	3,491	BOA
United Mexican States (D15)	12/20/26	1.000	%(Q)	1,650	0.284%	15,083	(210)	15,293	BOA
Arab Republic of Egypt (D16)	06/20/27	1.000	%(Q)	1,000	2.049%	(15,366)	(820)	(14,546)	BOA
Emirate of Abu Dhabi (D16)	06/20/27	1.000	%(Q)	1,000	0.093%	15,634	(820)	16,454	BOA
Federation of Malaysia (D16)	06/20/27	1.000	%(Q)	1,500	0.162%	21,784	(1,230)	23,014	BOA
Federative Republic of Brazil (D16)	06/20/27	1.000	%(Q)	6,000	0.569%	47,907	(4,918)	52,825	BOA
Kingdom of Saudi Arabia (D16)	06/20/27	1.000	%(Q)	1,000	0.285%	12,548	(820)	13,368	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund  149

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D16)	06/20/27	1.000%(Q)	6,000	0.244%	$79,171	$(4,918)	$84,089	BOA
Republic of Argentina (D16)	06/20/27	1.000%(Q)	1,000	6.642%	(83,802)	(820)	(82,982)	BOA
Republic of Chile (D16)	06/20/27	1.000%(Q)	1,500	0.237%	19,969	(1,230)	21,199	BOA
Republic of Colombia (D16)	06/20/27	1.000%(Q)	3,000	0.959%	5,303	(2,459)	7,762	BOA
Republic of Indonesia (D16)	06/20/27	1.000%(Q)	4,500	0.343%	52,241	(3,689)	55,930	BOA
Republic of Panama (D16)	06/20/27	1.000%(Q)	1,000	0.597%	7,537	(820)	8,357	BOA
Republic of Peru (D16)	06/20/27	1.000%(Q)	1,500	0.257%	19,481	(1,230)	20,711	BOA
Republic of Philippines (D16)	06/20/27	1.000%(Q)	1,000	0.253%	13,049	(820)	13,869	BOA
Republic of South Africa (D16)	06/20/27	1.000%(Q)	6,000	0.492%	55,347	(4,918)	60,265	BOA
Republic of Turkey (D16)	06/20/27	1.000%(Q)	6,000	1.180%	(10,477)	(4,918)	(5,559)	BOA
State of Qatar (D16)	06/20/27	1.000%(Q)	1,000	0.091%	15,668	(820)	16,488	BOA
United Mexican States (D16)	06/20/27	1.000%(Q)	6,000	0.362%	67,877	(4,918)	72,795	BOA
Air France-KLM (D28)	12/20/25	0.500%(Q)	13,187	0.350%	10,039	(114)	10,153	CITI
Altice Finco SA (D28)	12/20/25	0.500%(Q)	13,187	36.440%	(622,278)	(114)	(622,164)	CITI
Anglo American PLC (D28)	12/20/25	0.500%(Q)	13,187	0.125%	14,116	(114)	14,230	CITI
ArcelorMittal SA (D28)	12/20/25	0.500%(Q)	13,187	0.177%	13,182	(114)	13,296	CITI
Ardagh Packaging Finance PLC (D28)	12/20/25	0.500%(Q)	13,187	337.263%	(3,611,510)	(114)	(3,611,396)	CITI
AT&T, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.217%	12,450	(114)	12,564	CITI
Avient Corp. (D28)	12/20/25	0.500%(Q)	13,187	0.249%	11,876	(114)	11,990	CITI
Avis Budget Group, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.685%	3,970	(114)	4,084	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ball Corp. (D28)	12/20/25	0.500%(Q)	13,187	0.234%	$12,150	$(114)	$12,264	CITI
Bank of America Corp. (D28)	12/20/25	0.500%(Q)	13,187	0.228%	12,249	(114)	12,363	CITI
Barclays Bank PLC (D28)	12/20/25	0.500%(Q)	13,187	0.206%	12,649	(114)	12,763	CITI
Beazer Homes USA, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.398%	9,169	(114)	9,283	CITI
BNP Paribas SA (D28)	12/20/25	0.500%(Q)	13,187	0.223%	12,350	(114)	12,464	CITI
British American Tobacco PLC (D28)	12/20/25	0.500%(Q)	13,187	0.098%	14,608	(114)	14,722	CITI
CCO Holdings LLC (D28)	12/20/25	0.500%(Q)	13,187	0.569%	6,063	(114)	6,177	CITI
Ceconomy AG (D28)	12/20/25	0.500%(Q)	13,187	0.335%	10,307	(114)	10,421	CITI
Cellnex Telecom SA (D28)	12/20/25	0.500%(Q)	13,187	0.148%	13,698	(114)	13,812	CITI
Clariant AG (D28)	12/20/25	0.500%(Q)	13,187	0.233%	12,161	(114)	12,275	CITI
Commerzbank AG (D28)^	12/20/25	0.500%(Q)	13,187	*	13,721	(114)	13,835	CITI
Constellium SE (D28)	12/20/25	0.500%(Q)	13,187	0.824%	1,442	(114)	1,556	CITI
Continental AG (D28)	12/20/25	0.500%(Q)	13,187	0.136%	13,921	(114)	14,035	CITI
DaVita, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.350%	10,035	(114)	10,149	CITI
Dell, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.080%	14,930	(114)	15,044	CITI
Deutsche Lufthansa AG (D28)	12/20/25	0.500%(Q)	13,187	0.273%	11,441	(114)	11,555	CITI
Devon Energy Corp. (D28)	12/20/25	0.500%(Q)	13,187	0.190%	12,941	(114)	13,055	CITI
eG Global Finance PLC (D28)	12/20/25	0.500%(Q)	13,187	0.378%	9,534	(114)	9,648	CITI
Elis SA (D28)	12/20/25	0.500%(Q)	13,187	0.148%	13,698	(114)	13,812	CITI
Elo SA (D28)	12/20/25	0.500%(Q)	6,593	0.187%	6,501	(57)	6,558	CITI
Expedia Group, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.101%	14,561	(114)	14,675	CITI
Ford Motor Co. (D28)	12/20/25	0.500%(Q)	13,187	0.453%	8,169	(114)	8,283	CITI
Ford Motor Co. (D28)	12/20/25	0.500%(Q)	13,187	0.424%	8,702	(114)	8,816	CITI
Forvia SE (D28)	12/20/25	0.500%(Q)	13,187	0.347%	10,098	(114)	10,212	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund  151

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
General Electric Co. (D28)	12/20/25	0.500%(Q)	13,187	0.055%	$15,383	$(114)	$15,497	CITI
General Motors Co. (D28)	12/20/25	0.500%(Q)	13,187	0.221%	12,379	(114)	12,493	CITI
Genworth Holdings, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.268%	11,535	(114)	11,649	CITI
Glencore International AG (D28)	12/20/25	0.500%(Q)	13,187	0.167%	13,361	(114)	13,475	CITI
Goldman Sachs Group, Inc. (The) (D28)	12/20/25	0.500%(Q)	13,187	0.261%	11,648	(114)	11,762	CITI
Goodyear Tire & Rubber Co. (The) (D28)	12/20/25	0.500%(Q)	13,187	0.670%	4,238	(114)	4,352	CITI
Grifols SA (D28)	12/20/25	0.500%(Q)	13,187	0.890%	260	(114)	374	CITI
HCA, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.112%	14,356	(114)	14,470	CITI
HeidelbergCement AG (D28)	12/20/25	0.500%(Q)	13,187	0.124%	14,147	(114)	14,261	CITI
HP, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.109%	14,409	(114)	14,523	CITI
Iceland Bondco PLC (D28)	12/20/25	0.500%(Q)	13,187	0.923%	(335)	(114)	(221)	CITI
Jaguar Land Rover Automotive PLC (D28)	12/20/25	0.500%(Q)	13,187	0.714%	3,446	(114)	3,560	CITI
JPMorgan Chase & Co. (D28)	12/20/25	0.500%(Q)	13,187	0.174%	13,233	(114)	13,347	CITI
KB Home (D28)	12/20/25	0.500%(Q)	13,187	0.249%	11,873	(114)	11,987	CITI
Kraft Heinz Foods Co. (D28)	12/20/25	0.500%(Q)	13,187	0.095%	14,664	(114)	14,778	CITI
Loxam SAS (D28)	12/20/25	0.500%(Q)	13,187	0.774%	2,349	(114)	2,463	CITI
Macy’s, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.505%	7,227	(114)	7,341	CITI
Marks & Spencer Group PLC (D28)	12/20/25	0.500%(Q)	13,187	0.149%	13,694	(114)	13,808	CITI
Marriott International, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.115%	14,300	(114)	14,414	CITI
MGIC Investment Corp. (D28)	12/20/25	0.500%(Q)	13,187	0.116%	14,278	(114)	14,392	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Morgan Stanley (D28)	12/20/25	0.500%(Q)	13,187	0.221%	$12,380	$(114)	$12,494	CITI
Naturgy Energy Group SA (D28)	12/20/25	0.500%(Q)	13,187	0.140%	13,843	(114)	13,957	CITI
NatWest Group PLC (D28)	12/20/25	0.500%(Q)	13,187	0.207%	12,637	(114)	12,751	CITI
New Immo Holding SA (D28)	12/20/25	0.500%(Q)	6,593	0.665%	2,166	(1,073)	3,239	CITI
Nokia OYJ (D28)	12/20/25	0.500%(Q)	13,187	0.101%	14,554	(114)	14,668	CITI
Novafives SAS (D28)	12/20/25	0.500%(Q)	13,187	0.302%	10,909	(114)	11,023	CITI
Olin Corp. (D28)	12/20/25	0.500%(Q)	13,187	0.289%	11,148	(114)	11,262	CITI
Optics Bidco SpA (D28)	12/20/25	0.500%(Q)	6,593	0.446%	4,152	(431)	4,583	CITI
Paramount Global (D28)	12/20/25	0.500%(Q)	13,187	0.172%	13,270	(114)	13,384	CITI
Radian Group, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.163%	13,440	(114)	13,554	CITI
Renault SA (D28)	12/20/25	0.500%(Q)	13,187	0.232%	12,175	(114)	12,289	CITI
Rolls-Royce Holdings PLC (D28)	12/20/25	0.500%(Q)	13,187	0.085%	14,842	(114)	14,956	CITI
Schaeffler AG (D28)	12/20/25	0.500%(Q)	13,187	0.228%	12,259	(114)	12,373	CITI
Sealed Air Corp. (D28)	12/20/25	0.500%(Q)	13,187	0.224%	12,332	(114)	12,446	CITI
Societe Generale SA (D28)	12/20/25	0.500%(Q)	13,187	0.218%	12,436	(114)	12,550	CITI
Sprint Communications LLC (D28)	12/20/25	0.500%(Q)	13,187	0.201%	12,751	(114)	12,865	CITI
Stellantis NV (D28)	12/20/25	0.500%(Q)	13,187	0.266%	11,558	(114)	11,672	CITI
Stena AB (D28)	12/20/25	0.500%(Q)	13,187	0.557%	6,293	(114)	6,407	CITI
Stonegate Pub Co. Financing PLC (D28)	12/20/25	0.500%(Q)	13,187	0.543%	6,541	(114)	6,655	CITI
Sunrise HoldCo IV BV (D28)	12/20/25	0.500%(Q)	13,187	0.238%	12,078	(114)	12,192	CITI
Telecom Italia SpA (D28)	12/20/25	0.500%(Q)	6,593	0.294%	5,531	(57)	5,588	CITI
Telefonaktiebolaget LM Ericsson (D28)	12/20/25	0.500%(Q)	13,187	0.114%	14,326	(114)	14,440	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund  153

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Tenet Healthcare Corp. (D28)	12/20/25	0.500%(Q)	13,187	0.155%	$13,573	$(114)	$13,687	CITI
Tesla, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.204%	12,680	(114)	12,794	CITI
Teva Pharmaceutical Industries Ltd. (D28)	12/20/25	0.500%(Q)	13,187	0.184%	13,053	(114)	13,167	CITI
thyssenkrupp AG (D28)	12/20/25	0.500%(Q)	13,187	0.138%	13,879	(114)	13,993	CITI
T-Mobile USA, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.147%	13,718	(114)	13,832	CITI
TUI AG (D28)	12/20/25	0.500%(Q)	13,187	0.229%	12,227	(114)	12,341	CITI
Unibail-Rodamco-Westfield SE (D28)	12/20/25	0.500%(Q)	13,187	0.168%	13,339	(114)	13,453	CITI
UniCredit SpA (D28)	12/20/25	0.500%(Q)	13,187	0.291%	11,106	(114)	11,220	CITI
United Group BV (D28)	12/20/25	0.500%(Q)	13,187	0.869%	637	(114)	751	CITI
Valeo SE (D28)	12/20/25	0.500%(Q)	13,187	0.379%	9,510	(114)	9,624	CITI
Verizon Communications, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.205%	12,666	(114)	12,780	CITI
Virgin Media Finance PLC (D28)	12/20/25	0.500%(Q)	13,187	0.974%	(1,259)	(114)	(1,145)	CITI
Volkswagen AG (D28)	12/20/25	0.500%(Q)	13,187	0.274%	11,414	(114)	11,528	CITI
Walt Disney Co. (The) (D28)	12/20/25	0.500%(Q)	13,187	0.116%	14,279	(114)	14,393	CITI
Wells Fargo & Co. (D28)	12/20/25	0.500%(Q)	13,187	0.187%	12,996	(114)	13,110	CITI
Yum! Brands, Inc. (D28)	12/20/25	0.500%(Q)	13,187	0.136%	13,919	(114)	14,033	CITI
Ziggo Bond Co. BV (D28)	12/20/25	0.500%(Q)	13,187	0.692%	3,840	(114)	3,954	CITI
ADLER Real Estate GmbH (D29)	06/20/27	0.500%(Q)	5,682	2.537%	(175,049)	(653)	(174,396)	CITI
ADT Security Corp. (D29)	06/20/27	0.500%(Q)	5,682	0.452%	7,528	(653)	8,181	CITI
Air France-KLM (D29)	06/20/27	0.500%(Q)	5,682	0.586%	(4,632)	(653)	(3,979)	CITI
Allwyn Entertainment Financing UK PLC (D29)	06/20/27	0.500%(Q)	5,682	1.101%	(50,902)	(653)	(50,249)	CITI
Ally Financial, Inc. (D29)	06/20/27	0.500%(Q)	5,682	0.671%	(12,304)	(653)	(11,651)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
American Airlines Group, Inc. (D29)	06/20/27	0.500%(Q)	5,682	2.790%	$(199,864)	$(653)	$(199,211)	CITI
American Axle & Manufacturing, Inc. (D29)	06/20/27	0.500%(Q)	5,682	1.662%	(100,755)	(653)	(100,102)	CITI
ArcelorMittal SA (D29)	06/20/27	0.500%(Q)	5,682	0.329%	18,678	(653)	19,331	CITI
Avis Budget Group, Inc. (D29)	06/20/27	0.500%(Q)	5,682	1.579%	(93,573)	(653)	(92,920)	CITI
Barclays Bank PLC (D29)	06/20/27	0.500%(Q)	5,682	0.547%	(1,109)	(653)	(456)	CITI
Bath & Body Works, Inc. (D29)	06/20/27	0.500%(Q)	5,682	0.468%	6,016	(653)	6,669	CITI
Bellis Acquisition Co. PLC (D29)	06/20/27	0.500%(Q)	5,682	1.759%	(109,469)	(653)	(108,816)	CITI
BNP Paribas SA (D29)	06/20/27	0.500%(Q)	5,682	0.386%	13,514	(653)	14,167	CITI
Bombardier, Inc. (D29)	06/20/27	0.500%(Q)	5,682	0.472%	5,697	(653)	6,350	CITI
Boyd Gaming Corp. (D29)	06/20/27	0.500%(Q)	5,682	0.556%	(1,874)	(653)	(1,221)	CITI
Carnival Corp. (D29)	06/20/27	0.500%(Q)	5,682	0.406%	11,666	(653)	12,319	CITI
CCO Holdings LLC (D29)	06/20/27	0.500%(Q)	5,682	1.031%	(44,715)	(653)	(44,062)	CITI
Cleveland-Cliffs, Inc. (D29)	06/20/27	0.500%(Q)	5,682	0.787%	(22,776)	(653)	(22,123)	CITI
Cloud Software Group, Inc. (D29)	06/20/27	0.500%(Q)	5,682	0.819%	(25,674)	(653)	(25,021)	CITI
CMA CGM SA (D29)	06/20/27	0.500%(Q)	5,682	0.824%	(26,065)	(653)	(25,412)	CITI
Commerzbank AG (D29)	06/20/27	0.500%(Q)	5,682	0.394%	12,789	(653)	13,442	CITI
Constellium SE (D29)	06/20/27	0.500%(Q)	5,682	1.045%	(45,911)	(653)	(45,258)	CITI
CPI Property Group SA (D29)	06/20/27	0.500%(Q)	5,682	1.241%	(63,503)	(653)	(62,850)	CITI
Deutsche Bank AG (D29)	06/20/27	0.500%(Q)	5,682	0.468%	6,022	(653)	6,675	CITI
Deutsche Lufthansa AG (D29)	06/20/27	0.500%(Q)	5,682	0.412%	11,118	(653)	11,771	CITI
Domtar Corp. (D29)	06/20/27	0.500%(Q)	5,682	9.231%	(728,762)	(653)	(728,109)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund  155

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Dufry One BV (D29)	06/20/27	0.500%(Q)	5,682	0.545%	$(879)	$(653)	$(226)	CITI
DXC Technology Co. (D29)	06/20/27	0.500%(Q)	5,682	0.428%	9,708	(653)	10,361	CITI
Elo SA (D29)	06/20/27	0.500%(Q)	2,841	0.296%	10,850	(327)	11,177	CITI
Fibercop SpA (D29)	06/20/27	0.500%(Q)	5,682	0.676%	(12,722)	(653)	(12,069)	CITI
Ford Motor Credit Co. LLC (D29)	06/20/27	0.500%(Q)	5,682	0.848%	(28,206)	(653)	(27,553)	CITI
Forvia SE (D29)	06/20/27	0.500%(Q)	5,682	0.658%	(11,169)	(653)	(10,516)	CITI
General Motors Co. (D29)	06/20/27	0.500%(Q)	5,682	0.405%	11,770	(653)	12,423	CITI
Grifols SA (D29)	06/20/27	0.500%(Q)	5,682	1.547%	(90,685)	(653)	(90,032)	CITI
Hapag-Lloyd AG (D29)	06/20/27	0.500%(Q)	5,682	0.832%	(26,756)	(653)	(26,103)	CITI
HUB International Ltd. (D29)	06/20/27	0.500%(Q)	5,682	0.362%	15,639	(653)	16,292	CITI
Iceland Bondco PLC (D29)	06/20/27	0.500%(Q)	5,682	1.928%	(124,556)	(653)	(123,903)	CITI
Iliad Holding SAS (D29)	06/20/27	0.500%(Q)	5,682	0.940%	(36,540)	(653)	(35,887)	CITI
INEOS Finance PLC (D29)	06/20/27	0.500%(Q)	5,682	4.408%	(334,877)	(653)	(334,224)	CITI
INEOS Quattro Finance 2 PLC (D29)	06/20/27	0.500%(Q)	5,682	5.937%	(462,710)	(653)	(462,057)	CITI
International Game Technology PLC (D29)	06/20/27	0.500%(Q)	5,682	0.439%	8,660	(653)	9,313	CITI
Jaguar Land Rover Automotive PLC (D29)	06/20/27	0.500%(Q)	5,682	1.072%	(48,393)	(653)	(47,740)	CITI
Kaixo Bondco Telecom SA (D29)	06/20/27	0.500%(Q)	5,682	0.480%	4,941	(653)	5,594	CITI
KB Home (D29)	06/20/27	0.500%(Q)	5,682	0.616%	(7,341)	(653)	(6,688)	CITI
Kohl’s Corp. (D29)	06/20/27	0.500%(Q)	5,682	2.413%	(167,212)	(653)	(166,559)	CITI
Lanxess AG (D29)	06/20/27	0.500%(Q)	5,682	0.484%	4,565	(653)	5,218	CITI
LifePoint Health, Inc. (D29)	06/20/27	0.500%(Q)	5,682	0.839%	(27,429)	(653)	(26,776)	CITI
Loxam SAS (D29)	06/20/27	0.500%(Q)	5,682	1.040%	(45,600)	(653)	(44,947)	CITI
Murphy Oil Corp. (D29)	06/20/27	0.500%(Q)	5,682	0.690%	(14,039)	(653)	(13,386)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Nabors Industries, Inc. (D29)	06/20/27	0.500%(Q)	5,682	1.301%	$(68,831)	$(653)	$(68,178)	CITI
NCL Corp. Ltd. (D29)	06/20/27	0.500%(Q)	5,682	0.675%	(12,632)	(653)	(11,979)	CITI
New Immo Holding SA (D29)	06/20/27	0.500%(Q)	2,841	1.165%	(28,347)	(646)	(27,701)	CITI
Nexi SpA (D29)	06/20/27	0.500%(Q)	5,682	0.834%	(27,010)	(653)	(26,357)	CITI
Nordstrom, Inc. (D29)	06/20/27	0.500%(Q)	5,682	0.821%	(25,776)	(653)	(25,123)	CITI
NRG Energy, Inc. (D29)	06/20/27	0.500%(Q)	5,682	0.466%	6,231	(653)	6,884	CITI
OI European Group BV (D29)	06/20/27	0.500%(Q)	5,682	1.308%	(69,492)	(653)	(68,839)	CITI
Olin Corp. (D29)	06/20/27	0.500%(Q)	5,682	0.620%	(7,739)	(653)	(7,086)	CITI
OneMain Finance Corp. (D29)	06/20/27	0.500%(Q)	5,682	0.888%	(31,845)	(653)	(31,192)	CITI
Organon & Co. (D29)	06/20/27	0.500%(Q)	5,682	3.506%	(260,495)	(653)	(259,842)	CITI
Pachelbel Bidco SpA (D29)	06/20/27	0.500%(Q)	5,682	0.915%	(34,289)	(653)	(33,636)	CITI
Paramount Global (D29)	06/20/27	0.500%(Q)	5,682	0.338%	17,889	(653)	18,542	CITI
Pitney Bowes, Inc. (D29)	06/20/27	0.500%(Q)	5,682	1.045%	(45,987)	(653)	(45,334)	CITI
Post Holdings, Inc. (D29)	06/20/27	0.500%(Q)	5,682	0.485%	4,536	(653)	5,189	CITI
Renault SA (D29)	06/20/27	0.500%(Q)	5,682	0.425%	10,001	(653)	10,654	CITI
Rossini Sarl (D29)	06/20/27	0.500%(Q)	5,682	0.808%	(24,629)	(653)	(23,976)	CITI
Saipem Finance International BV (D29)	06/20/27	0.500%(Q)	5,682	0.388%	13,282	(653)	13,935	CITI
Schaeffler AG (D29)	06/20/27	0.500%(Q)	5,682	0.451%	7,640	(653)	8,293	CITI
Sealed Air Corp. (D29)	06/20/27	0.500%(Q)	5,682	0.401%	12,179	(653)	12,832	CITI
Sirius XM Radio LLC (D29)	06/20/27	0.500%(Q)	5,682	0.750%	(19,462)	(653)	(18,809)	CITI
Societe Generale SA (D29)	06/20/27	0.500%(Q)	5,682	0.418%	10,588	(653)	11,241	CITI
Stellantis NV (D29)	06/20/27	0.500%(Q)	5,682	0.458%	6,950	(653)	7,603	CITI
Stena AB (D29)	06/20/27	0.500%(Q)	5,682	0.933%	(35,862)	(653)	(35,209)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund  157

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Sunrise HoldCo IV BV (D29)	06/20/27	0.500%(Q)		5,682	0.463%	$6,541	$(653)	$7,194	CITI
TeamSystem SpA (D29)	06/20/27	0.500%(Q)		5,682	1.208%	(60,522)	(653)	(59,869)	CITI
TEGNA, Inc. (D29)	06/20/27	0.500%(Q)		5,682	0.181%	32,109	(653)	32,762	CITI
Telecom Italia SpA (D29)	06/20/27	0.500%(Q)		5,682	0.399%	12,301	(653)	12,954	CITI
Tenet Healthcare Corp. (D29)	06/20/27	0.500%(Q)		5,682	0.331%	18,494	(653)	19,147	CITI
Teva Pharmaceutical Industries Ltd. (D29)	06/20/27	0.500%(Q)		5,682	0.403%	11,994	(653)	12,647	CITI
thyssenkrupp AG (D29)	06/20/27	0.500%(Q)		5,682	0.278%	23,312	(653)	23,965	CITI
TUI AG (D29)	06/20/27	0.500%(Q)		5,682	0.792%	(23,260)	(653)	(22,607)	CITI
United Airlines Holdings, Inc. (D29)	06/20/27	0.500%(Q)		5,682	0.753%	(19,709)	(653)	(19,056)	CITI
United Group BV (D29)	06/20/27	0.500%(Q)		5,682	1.235%	(62,917)	(653)	(62,264)	CITI
Univision Communications, Inc. (D29)	06/20/27	0.500%(Q)		5,682	0.749%	(19,372)	(653)	(18,719)	CITI
Valeo SE (D29)	06/20/27	0.500%(Q)		5,682	0.600%	(5,899)	(653)	(5,246)	CITI
Virgin Media Finance PLC (D29)	06/20/27	0.500%(Q)		5,682	1.486%	(85,262)	(653)	(84,609)	CITI
Volkswagen AG (D29)	06/20/27	0.500%(Q)		5,682	0.386%	13,510	(653)	14,163	CITI
Volvo Car AB (D29)	06/20/27	0.500%(Q)		5,682	0.581%	(4,191)	(653)	(3,538)	CITI
ZF Europe Finance BV (D29)	06/20/27	0.500%(Q)		5,682	2.446%	(169,512)	(653)	(168,859)	CITI
Ziggo Bond Co. BV (D29)	06/20/27	0.500%(Q)		5,682	1.569%	(92,667)	(653)	(92,014)	CITI
ADT Security Corp. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.452%	8,324	(728)	9,052	CITI
Aegon Ltd. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.212%	32,541	(728)	33,269	CITI
Air France-KLM (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.586%	(5,213)	(728)	(4,485)	CITI
Ally Financial, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.671%	(13,752)	(728)	(13,024)	CITI
American Axle & Manufacturing, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.662%	(112,192)	(728)	(111,464)	CITI
Amkor Technology, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.340%	19,646	(728)	20,374	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Aramark Services, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.343%	$ 19,322	$(728)	$ 20,050	CITI
Ashland LLC (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.454%	8,080	(728)	8,808	CITI
Avient Corp. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.555%	(2,075)	(728)	(1,347)	CITI
Avis Budget Group, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.579%	(104,205)	(728)	(103,477)	CITI
Banco Bilbao Vizcaya Argentaria SA (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.317%	22,010	(728)	22,738	CITI
Barclays Bank PLC (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.528%	584	(728)	1,312	CITI
Bath & Body Works, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.468%	6,640	(728)	7,368	CITI
Beazer Homes USA, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.271%	(73,835)	(728)	(73,107)	CITI
Bombardier, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.472%	6,286	(728)	7,014	CITI
Boparan Finance PLC (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.072%	(53,945)	(728)	(53,217)	CITI
Boyd Gaming Corp. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.556%	(2,141)	(728)	(1,413)	CITI
Caesars Entertainment, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.180%	(64,614)	(728)	(63,886)	CITI
Carnival Corp. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.406%	12,928	(728)	13,656	CITI
CCO Holdings LLC (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.031%	(49,827)	(728)	(49,099)	CITI
Ceconomy AG (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.460%	7,487	(728)	8,215	CITI
Cleveland-Cliffs, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.787%	(25,408)	(728)	(24,680)	CITI
CMA CGM SA (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.824%	(29,066)	(728)	(28,338)	CITI
Constellium SE (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.045%	(51,152)	(728)	(50,424)	CITI
DaVita, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.456%	7,915	(728)	8,643	CITI
Delta Air Lines, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.451%	8,352	(728)	9,080	CITI
Deutsche Bank AG (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.454%	8,097	(728)	8,825	CITI
eG Global Finance PLC (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.841%	(30,904)	(728)	(30,176)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund  159

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Electrolux AB (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.511%	$2,300	$(728)	$3,028	CITI
Elo SA (D30)	06/20/27	0.500%(Q)	EUR	2,700	0.296%	12,049	(364)	12,413	CITI
Federative Republic of Brazil (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.569%	(3,491)	(728)	(2,763)	CITI
Fibercop SpA (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.676%	(14,217)	(728)	(13,489)	CITI
Ford Motor Credit Co. LLC (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.836%	(30,285)	(728)	(29,557)	CITI
Ford Motor Credit Co. LLC (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.848%	(31,449)	(728)	(30,721)	CITI
Forvia SE (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.658%	(12,490)	(728)	(11,762)	CITI
Gap, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.415%	12,081	(728)	12,809	CITI
Genworth Holdings, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.450%	8,546	(728)	9,274	CITI
Goodyear Tire & Rubber Co. (The) (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.364%	(82,898)	(728)	(82,170)	CITI
Grifols SA (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.547%	(100,988)	(728)	(100,260)	CITI
Hapag-Lloyd AG (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.832%	(29,835)	(728)	(29,107)	CITI
Iceland Bondco PLC (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.928%	(138,689)	(728)	(137,961)	CITI
Iron Mountain, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.321%	21,496	(728)	22,224	CITI
Jaguar Land Rover Automotive PLC (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.072%	(53,920)	(728)	(53,192)	CITI
K. Hovnanian Enterprises, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.978%	(44,504)	(728)	(43,776)	CITI
KB Home (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.616%	(8,229)	(728)	(7,501)	CITI
Kingdom of Bahrain (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.699%	(16,647)	(728)	(15,919)	CITI
Lamb Weston Holdings, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.351%	18,493	(728)	19,221	CITI
Lanxess AG (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.484%	5,025	(728)	5,753	CITI
Lincoln National Corp. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.479%	5,545	(728)	6,273	CITI
Lumen Technologies, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.633%	(109,556)	(728)	(108,828)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
MGM Resorts International (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.788%	$(25,513)	$(728)	$(24,785)	CITI
Monitchem Holdco 3 SA (D30)	06/20/27	0.500%(Q)	EUR	5,400	4.123%	(348,088)	(728)	(347,360)	CITI
Murphy Oil Corp. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.690%	(15,683)	(728)	(14,955)	CITI
Navient Corp. (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.201%	(66,799)	(728)	(66,071)	CITI
NCL Corp. Ltd. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.675%	(14,117)	(728)	(13,389)	CITI
New Immo Holding SA (D30)	06/20/27	0.500%(Q)		2,700	1.165%	(26,941)	(614)	(26,327)	CITI
Newell Brands, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.947%	(140,771)	(728)	(140,043)	CITI
Nexi SpA (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.834%	(30,117)	(728)	(29,389)	CITI
Nordstrom, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.821%	(28,743)	(728)	(28,015)	CITI
NRG Energy, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.466%	6,880	(728)	7,608	CITI
OI European Group BV (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.308%	(77,403)	(728)	(76,675)	CITI
Olin Corp. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.620%	(8,673)	(728)	(7,945)	CITI
OneMain Finance Corp. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.888%	(35,504)	(728)	(34,776)	CITI
Petrobras Global Finance BV (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.642%	(10,834)	(728)	(10,106)	CITI
Petroleos Mexicanos (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.495%	(95,994)	(728)	(95,266)	CITI
PG&E Corp. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.957%	(42,446)	(728)	(41,718)	CITI
Picard Bondco SA (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.094%	(56,096)	(728)	(55,368)	CITI
Pitney Bowes, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.045%	(51,243)	(728)	(50,515)	CITI
Post Holdings, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.485%	4,991	(728)	5,719	CITI
PostNL NV (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.509%	2,570	(728)	3,298	CITI
Premier Foods Finance PLC (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.043%	(50,941)	(728)	(50,213)	CITI
Rakuten Group, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.831%	(29,826)	(728)	(29,098)	CITI
Republic of Colombia (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.959%	(42,621)	(728)	(41,893)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund  161

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.555%	$(2,138)	$(728)	$(1,410)	CITI
Republic of South Africa (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.492%	4,253	(728)	4,981	CITI
Republic of Turkey (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.054%	(52,241)	(728)	(51,513)	CITI
Royal Caribbean Cruises Ltd. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.331%	20,574	(728)	21,302	CITI
Schaeffler AG (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.451%	8,445	(728)	9,173	CITI
SES SA (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.375%	16,089	(728)	16,817	CITI
SoftBank Group Corp. (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.456%	(91,967)	(728)	(91,239)	CITI
Southwest Airlines Co. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.467%	6,801	(728)	7,529	CITI
Stellantis NV (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.458%	7,678	(728)	8,406	CITI
Stena AB (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.933%	(39,971)	(728)	(39,243)	CITI
Sunrise HoldCo IV BV (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.463%	7,223	(728)	7,951	CITI
TEGNA, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.181%	35,684	(728)	36,412	CITI
Telecom Italia SpA (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.399%	13,636	(728)	14,364	CITI
Tenet Healthcare Corp. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.331%	20,529	(728)	21,257	CITI
Teva Pharmaceutical Industries Ltd. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.403%	13,293	(728)	14,021	CITI
TransDigm, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.429%	10,592	(728)	11,320	CITI
TUI AG (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.792%	(25,948)	(728)	(25,220)	CITI
UniCredit SpA (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.326%	21,040	(728)	21,768	CITI
United Airlines Holdings, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.753%	(21,993)	(728)	(21,265)	CITI
United Group BV (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.235%	(70,082)	(728)	(69,354)	CITI
United Mexican States (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.362%	17,439	(728)	18,167	CITI
Uniti Group, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.518%	(97,981)	(728)	(97,253)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Univision Communications, Inc. (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.749%	$(21,619)	$(728)	$(20,891)	CITI
Valeo SE (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.600%	(6,623)	(728)	(5,895)	CITI
Virgin Media Finance PLC (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.486%	(94,951)	(728)	(94,223)	CITI
Vistra Operations Co. LLC (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.573%	(3,932)	(728)	(3,204)	CITI
Volvo Car AB (D30)	06/20/27	0.500%(Q)	EUR	5,400	0.581%	(4,723)	(728)	(3,995)	CITI
Ziggo Bond Co. BV (D30)	06/20/27	0.500%(Q)	EUR	5,400	1.569%	(103,196)	(728)	(102,468)	CITI

						$(827,046)	$(681,205)	$(145,841)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:

CDX.EM.34.V3 (D01)	12/20/25	1.000%(Q)		89,240	$(152,444)	$56	$(152,500)	MSI
CDX.EM.34.V3 (D02)	12/20/25	1.000%(Q)		92,000	(157,159)	(806)	(156,353)	CITI
CDX.EM.34.V3 (D03)	12/20/25	1.000%(Q)		184,000	(314,318)	(1,612)	(312,706)	MSI
CDX.EM.34.V3 (D04)	12/20/25	1.000%(Q)		184,000	(314,318)	(1,612)	(312,706)	MSI
CDX.EM.36.V3 (D07)	12/20/26	1.000%(Q)		23,000	(157,830)	7,445	(165,275)	BOA
CDX.EM.36.V3 (D08)	12/20/26	1.000%(Q)		184,000	(1,262,636)	53,324	(1,315,960)	CITI
CDX.EM.36.V3 (D09)	12/20/26	1.000%(Q)		92,000	(631,318)	31,025	(662,343)	MSI
CDX.EM.36.V3 (D10)	12/20/26	1.000%(Q)		460,000	(3,156,589)	242,383	(3,398,972)	BARC
CDX.EM.36.V3 (D11)	12/20/26	1.000%(Q)		92,000	(631,318)	38,860	(670,178)	MSI
CDX.EM.36.V3 (D12)	12/20/26	1.000%(Q)		92,000	(631,317)	(12,309)	(619,008)	MSI
CDX.EM.36.V3 (D13)	12/20/26	1.000%(Q)		184,000	(1,262,636)	6,401	(1,269,037)	MSI
CDX.EM.35.V3 (D14)	06/20/26	1.000%(Q)		69,000	(372,318)	4,903	(377,221)	BARC
CDX.EM.36.V3 (D15)	12/20/26	1.000%(Q)		13,800	(94,697)	(1,572)	(93,125)	BOA
CDX.EM.37.V2 (D16)	06/20/27	1.000%(Q)		49,000	(350,150)	14,345	(364,495)	BOA
CDX.San Jose.0-1% (D28)^	12/20/25	0.500%(Q)		7,219	3,694,543	62	3,694,481	CITI
CDX.San Jose.10-15% (D28)^	12/20/25	0.500%(Q)		60,000	(75,406)	517	(75,923)	CITI
CDX.San Jose.1-5% (D28)^	12/20/25	0.500%(Q)		48,000	1,290,305	414	1,289,891	CITI
CDX.San Jose.15-100% (D28)^	12/20/25	0.500%(Q)		998,376	(1,277,463)	(23,272)	(1,254,191)	CITI
CDX.San Jose.5-10% (D28)^	12/20/25	0.500%(Q)		60,000	(62,686)	517	(63,203)	CITI
CDX.Zermatt.0-5% (D29)^	06/20/27	0.500%(Q)		25,000	5,433,180	2,874	5,430,306	CITI
CDX.Zermatt.10-15% (D29)^	06/20/27	0.500%(Q)		25,000	81,612	2,874	78,738	CITI
CDX.Zermatt.15-100% (D29)^	06/20/27	0.500%(Q)		425,000	(2,816,199)	(117,521)	(2,698,678)	CITI
CDX.Zermatt.5-10% (D29)^	06/20/27	0.500%(Q)		25,000	481,292	2,874	478,418	CITI
CDX.Paris.0-5% (D30)^	06/20/27	0.500%(Q)	EUR	27,000	5,469,703	3,640	5,466,063	CITI
CDX.Paris.10-15% (D30)^	06/20/27	0.500%(Q)	EUR	27,000	36,916	3,640	33,276	CITI
CDX.Paris.15-100% (D30)^	06/20/27	0.500%(Q)	EUR	459,000	(3,713,833)	(148,757)	(3,565,076)	CITI
CDX.Paris.5-10% (D30)^	06/20/27	0.500%(Q)	EUR	27,000	386,133	3,640	382,493	CITI

					$(560,951)	$112,333	$(673,284)

See Notes to Financial Statements.

PGIM Total Return Bond Fund  163

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices—Sell Protection(2)**:

CDX.EM.35.V3 (D05)	06/20/26	1.000%(Q)	36,800	0.322%	$198,570	$(9,145)	$207,715	BOA
CDX.EM.35.V3 (D06)	06/20/26	1.000%(Q)	4,600	0.322%	24,821	(1,335)	26,156	BOA
CDX.EM.44.V1 (D17)	12/20/30	1.000%(Q)	400,000	1.356%	(6,029,954)	(50,070)	(5,979,884)	DB
CDX.EM.44.V1 (D18)	12/20/30	1.000%(Q)	200,000	1.356%	(3,014,977)	(35,957)	(2,979,020)	DB
CDX.EM.44.V1 (D19)	12/20/30	1.000%(Q)	100,000	1.356%	(1,507,488)	(28,935)	(1,478,553)	DB
CDX.EM.44.V1 (D20)	12/20/30	1.000%(Q)	100,000	1.356%	(1,507,489)	(31,682)	(1,475,807)	BOA
CDX.EM.44.V1 (D21)	12/20/30	1.000%(Q)	100,000	1.356%	(1,507,489)	(31,682)	(1,475,807)	BOA
CDX.EM.44.V1 (D22)	12/20/30	1.000%(Q)	100,000	1.356%	(1,507,489)	(39,938)	(1,467,551)	BOA
CDX.EM.HY.44.V1 (D23)	12/20/30	1.000%(Q)	100,000	2.189%	(5,153,176)	(156,745)	(4,996,431)	CITI
CDX.EM.HY.44.V1 (D24)	12/20/30	1.000%(Q)	100,000	2.189%	(5,153,175)	(162,416)	(4,990,759)	DB
CDX.EM.44.V1 (D25)	12/20/30	1.000%(Q)	200,000	1.356%	(3,014,977)	(174,439)	(2,840,538)	BOA
CDX.EM.44.V1 (D26)	12/20/30	1.000%(Q)	200,000	1.356%	(3,014,977)	(180,055)	(2,834,922)	BOA
CDX.EM.44.V1 (D27)	12/20/30	1.000%(Q)	250,000	1.356%	(3,768,720)	(232,095)	(3,536,625)	DB

					$(34,956,520)	$(1,134,494)	$(33,822,026)

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D28). The Fund also bought/sold protection on a customized CDX Index and bought/sold protection on the corporate issuers which comprise the index. The upfront premium is attached to the index of the trade for the customized CDX package(s). Each swap is priced individually. The Index trades are divided into tranches differentiated by a percentage range representing the risk of default of the underlying issuers; individual tranches will be reduced according to corresponding aggregate rates of default. Individual packages in the tables above are denoted by the corresponding footnotes (D28 – D30).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:

GS_24-PCA	08/02/27	1.650%(M)	99,728	*	$142,467	$(5,171)	$147,638	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):

Republic of South Africa	12/20/28	1.000%(Q)	20,000	$376,526	$(109,138)	$(485,664)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):

China Development Bank	06/20/29	1.000%(Q)	34,725	$(845,792)	$(258,236)	$(587,556)	JPM
Gazprom PAO	06/20/27	1.000%(Q)	4,600	887,110	923,641	(36,531)	JPM
Hellenic Republic	12/20/29	1.000%(Q)	50,000	(1,391,242)	(938,292)	(452,950)	BARC
Industrial and Commercial Bank of China Ltd.	06/20/29	1.000%(Q)	34,725	(913,709)	(225,440)	(688,269)	JPM
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)	3,000	(36,764)	42,001	(78,765)	BARC
Kingdom of Bahrain	06/20/28	1.000%(Q)	10,000	(10,298)	—	(10,298)	BARC
Kingdom of Spain	12/20/29	1.000%(Q)	75,000	(2,445,160)	(2,000,307)	(444,853)	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Petroleo Brasileiro SA	06/20/29	1.000%(Q)	5,000	$12,587	$88,346	$(75,759)	MSI
Petroleos Mexicanos	12/20/25	2.795%(Q)	53,000	(283,305)	—	(283,305)	CITI
Petroleos Mexicanos	12/20/25	1.000%(Q)	15,000	(13,290)	50,885	(64,175)	CITI
Petroleos Mexicanos	12/20/25	1.000%(Q)	10,000	(8,860)	35,207	(44,067)	CITI
Petroleos Mexicanos	03/20/27	1.000%(Q)	20,000	90,189	483,008	(392,819)	MSI
Republic of France	12/20/30	0.250%(Q)	44,260	(180,566)	(135,828)	(44,738)	BARC
Republic of Italy	12/20/30	1.000%(Q)	66,645	(2,165,441)	(2,584,297)	418,856	BARC
Republic of Panama	06/20/28	1.000%(Q)	77,905	(586,448)	(390,397)	(196,051)	DB
Sasol Financing USA LLC	06/20/29	1.000%(Q)	8,500	662,369	545,921	116,448	BARC
Sasol Financing USA LLC	06/20/29	1.000%(Q)	6,500	506,518	451,472	55,046	BARC

				$(6,722,102)	$(3,912,316)	$(2,809,786)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):

Alphabet, Inc.	06/20/30	1.000%(Q)		62,830	0.297%	$1,967,038	$1,605,575	$361,463	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		63,080	0.228%	136,987	60,899	76,088	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		18,495	*	96,432	—	96,432	GSI
Bank of Nova Scotia^	05/20/35	1.450%(Q)		21,000	*	(265,595)	(25,302)	(240,293)	GSI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	60,670	0.248%	412,998	306,729	106,269	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		14,805	*	86,301	—	86,301	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		63,080	0.248%	135,253	61,739	73,514	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		82,845	0.300%	742,232	648,892	93,340	GSI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	20,000	0.145%	52,837	28,067	24,770	BARC
Commerzbank AG	12/20/25	1.000%(Q)	EUR	18,030	0.134%	47,955	25,216	22,739	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		23,805	0.430%	112,221	89,750	22,471	BARC
General Motors Co.	06/20/26	5.000%(Q)		14,920	0.231%	537,076	368,310	168,766	GSI
Generalitat de Catalunya	12/20/25	1.000%(Q)		29,800	0.110%	71,220	(7,637)	78,857	DB
Government of Japan	06/20/28	1.000%(Q)		35,000	0.098%	843,265	643,696	199,569	CITI
Halliburton Co.	12/20/26	1.000%(Q)		27,820	0.215%	277,221	60,500	216,721	GSI
Hellenic Republic	06/20/27	1.000%(Q)		12,360	0.137%	184,511	140,904	43,607	BARC
Hellenic Republic	12/20/27	1.000%(Q)		9,275	0.162%	171,429	125,242	46,187	BARC
Hellenic Republic	12/20/30	1.000%(Q)		50,000	0.390%	1,492,990	861,452	631,538	BARC
Kingdom of Norway	12/20/25	—%(Q)		34,920	0.032%	(1,545)	(2,319)	774	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		9,980	0.173%	42,769	29,334	13,435	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		9,980	0.193%	62,052	46,617	15,435	CITI
Kingdom of Spain	12/20/31	1.000%(Q)		75,000	0.292%	3,024,083	2,265,915	758,168	BARC
Millicom International Cellular SA^	12/20/25	1.000%(Q)		5,060	*	10,937	(16,374)	27,311	BOA
Morgan Stanley	12/20/25	1.000%(Q)		63,080	0.221%	137,613	60,899	76,714	GSI
Oracle Corp.	06/20/30	1.000%(Q)		26,535	0.778%	279,672	560,364	(280,692)	GSI
Pacific Life	08/20/35	2.500%(Q)		22,200	2.794%	(434,081)	(79)	(434,002)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		69,450	0.314%	1,710,579	627,656	1,082,923	JPM
Petroleos Mexicanos^	12/20/25	3.795%(Q)		53,000	*	515,615	—	515,615	CITI
Petroleos Mexicanos	12/24/25	3.750%(M)		12,445	1.156%	58,243	—	58,243	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)		47,330	*	475,180	—	475,180	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		67,072	*	1,449,208	—	1,449,208	GSI
Petroleos Mexicanos	12/20/28	1.000%(Q)		10,000	1.983%	(274,567)	(548,741)	274,174	CITI
Republic of Argentina	12/20/26	5.000%(Q)		20,000	*	(35,682)	(235,555)	199,873	MSI
Republic of France	06/20/26	5.000%(Q)	EUR	10,190	1.981%	289,367	186,929	102,438	GSI
Republic of France	06/20/27	0.250%(Q)		24,010	0.130%	52,729	47,993	4,736	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund  165

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of France	12/20/30	0.250%(Q)		44,260	0.359%	$(214,463)	$(279,720)	$ 65,257	BARC
Republic of France	12/20/34	0.250%(Q)		300	0.645%	(8,994)	(9,281)	287	BARC
Republic of France	06/20/35	0.250%(Q)		17,370	0.670%	(577,366)	(591,048)	13,682	BARC
Republic of France	06/20/35	0.250%(Q)		11,210	0.670%	(372,612)	(394,275)	21,663	BARC
Republic of Greece	12/20/26	1.000%(Q)		38,913	0.090%	440,850	401,657	39,193	BARC
Republic of Italy	12/20/30	1.000%(Q)		66,645	0.335%	2,165,442	1,936,550	228,892	BARC
Republic of Panama^	06/20/28	1.000%(Q)		77,905	*	(263,275)	(580,373)	317,098	DB
Republic of Romania	12/20/26	1.000%(Q)		4,852	0.597%	27,269	27,131	138	BOA
Republic of Serbia	12/20/25	1.000%(Q)		5,700	0.387%	11,453	(223)	11,676	BNP
Republic of Serbia	06/20/29	1.000%(Q)		7,475	1.243%	(53,052)	(111,096)	58,044	BARC
Simon Property Group LP	06/20/26	1.000%(Q)		68,920	0.124%	462,281	101,333	360,948	GSI
Slovak Republic	12/20/27	1.000%(Q)		17,705	0.160%	328,048	305,277	22,771	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		43,535	0.972%	56,058	(136,284)	192,342	GSI
State of Qatar	12/20/26	1.000%(Q)		17,805	0.074%	204,897	176,070	28,827	BARC
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	113,050	0.061%	70,276	25,126	45,150	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	75,130	0.139%	85,535	73,346	12,189	BARC
U.S. Treasury Notes	06/20/27	0.250%(Q)	EUR	24,900	0.235%	15,018	(4,674)	19,692	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		25,055	0.134%	165,206	114,641	50,565	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		40,810	0.207%	252,357	108,367	143,990	GSI

						$17,259,471	$9,179,195	$8,080,276

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):

CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	750,000	3.079%	$56,416,667	$60,949,768	$4,533,101
CDX.NA.HY.45.V1	12/20/30	5.000%(Q)	500,000	3.287%	38,280,427	39,108,480	828,053
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	4,000,000	0.526%	90,155,369	92,952,512	2,797,143

					$184,852,463	$193,010,760	$8,158,297

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at October 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
EUR	74,923	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/ 1.921%	$—	$924,921	$924,921
GBP	230,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.969%	(10,753,886)	8,871,492	19,625,378
GBP	35,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.969%	(2,401,588)	5,375,822	7,777,410
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/3.969%	(1,550,973)	6,380,062	7,931,035
	781,180	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 4.220%	—	(197,128)	(197,128)
	1,458,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.220%	277,372	22,997,813	22,720,441
	607,365	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.220%	(645,788)	(17,675,185)	(17,029,397)
	462,295	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.220%	—	(414,504)	(414,504)
	252,990	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.220%	(1,764,280)	(8,720,079)	(6,955,799)
	72,870	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.220%	33,262,750	33,732,471	469,721
	938,170	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.220%	18,553,899	27,422,240	8,868,341
	224,000	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.220%	1,736,344	10,772,081	9,035,737
	352,385	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.220%	—	10,041,330	10,041,330

					$36,713,850	$99,511,336	$62,797,486

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
BRL 474,011	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(2,252,640)	$—	$(2,252,640)	GSI
BRL 474,011	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	2,113,974	—	2,113,974	GSI
BRL 961,569	01/02/31	14.190%(T)	1 Day BROIS(1)(T)/ 0.055%	(8,790,435)	—	(8,790,435)	GSI
BRL 961,569	01/02/31	14.340%(T)	1 Day BROIS(2)(T)/ 0.055%	8,237,536	—	8,237,536	GSI

				$(691,565)	$—	$(691,565)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at October 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -55bps(T)/ 3.670%	JPM	12/19/25	(34,894)	$(1,562,722)	$—	$(1,562,722)
Total Return Benchmark Bond Index(T)	1 Day USOIS -39bps(T)/ 3.470%	GSI	01/22/26	(250,133)	(9,253,218)	—	(9,253,218)
Total Return Benchmark Bond Index(T)	1 Day USOIS -30bps(T)/ 3.560%	GSI	04/20/26	(171,901)	2,697,638	—	2,697,638
U.S. Treasury Bond(T)	1 Day USOIS +24bps(T)/ 4.100%	GSI	01/23/26	245,800	7,816,942	—	7,816,942

					$(301,360)	$—	$(301,360)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

See Notes to Financial Statements.

PGIM Total Return Bond Fund  167

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$15,931,910	$(11,604,109)	$109,763,850	$(107,571,346)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CITI	$—	$ 80,483,029
JPS	—	354,552,728
Total	$—	$435,035,757

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$376,036,287	$—
Collateralized Loan Obligations	—	9,644,726,941	—
Consumer Loans	—	306,233,858	—
Credit Cards	—	88,382,631	—
Equipment	—	70,067,313	—
Home Equity Loans	—	902,860,122	—
Other	—	338,940,269	—
Residential Mortgage-Backed Securities	—	12,176,026	27,295,048
Student Loans	—	79,415,674	—
Commercial Mortgage-Backed Securities	—	4,717,349,972	—
Corporate Bonds	—	15,280,948,869	242,286,445
Floating Rate and Other Loans	—	417,492,022	136,050,753
Municipal Bonds	—	218,135,538	—
Residential Mortgage-Backed Securities	—	2,756,868,475	65,402,967
Sovereign Bonds	—	1,251,965,356	2,530,656
U.S. Government Agency Obligations	—	11,748,442,614	—
U.S. Treasury Obligations	—	2,169,790,169	—
Affiliated Exchange-Traded Funds	116,519,521	—	—
Common Stocks	46,582,376	41,473,595	1,156,823
Preferred Stocks	7,874,160	—	1,349,168
Warrants	—	15	1,153
Short-Term Investments
Affiliated Mutual Funds	2,525,088,000	—	—
Options Purchased	11,150	463,591	—

Total	$2,696,075,207	$50,421,769,337	$476,073,013

Liabilities
Long-Term Investments
Options Written	$—	$(19,303)	$(22,270)

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Short-Term Investments
Options Written	$(5,113)	$(2,511,227)	$—

Total	$(5,113)	$(2,530,530)	$(22,270)

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$70,635	$732,531
Centrally Cleared Swaptions Purchased	—	60,939	—
Centrally Cleared Swaptions Written	—	4,237,203	—
Futures Contracts	138,396,671	—	—
OTC Bond Forward Contract	—	5,156,250	—
OTC Forward Foreign Currency Exchange Contracts	—	85,494,424	—
OTC Packaged Credit Default Swap Agreements	—	62,089,799	16,887,405
Centrally Cleared Credit Default Swap Agreements	—	8,158,297	—
OTC Credit Default Swap Agreements	—	19,285,803	2,776,140
Centrally Cleared Interest Rate Swap Agreements	—	87,394,314	—
OTC Interest Rate Swap Agreements	—	10,351,510	—
OTC Total Return Swap Agreements	—	10,514,580	—

Total	$138,396,671	$292,813,754	$20,396,076

Liabilities
Forward Commitment Contracts	$—	$(236,207,627)	$—
Centrally Cleared Swaptions Purchased	—	(2,186,996)	—
Centrally Cleared Swaptions Written	—	(138,396)	—
Futures Contracts	(2,789,503)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(28,321,250)	—
OTC Packaged Credit Default Swap Agreements	—	(74,198,223)	(7,945,587)
Centrally Cleared Credit Default Swap Agreement	—	(485,664)	—
OTC Credit Default Swap Agreements	—	(10,853,237)	(528,870)
Centrally Cleared Interest Rate Swap Agreements	—	(24,596,828)	—
OTC Interest Rate Swap Agreements	—	(11,043,075)	—

OTC Total Return Swap Agreements	—	(10,815,940)	—

Total	$(2,789,503)	$(398,847,236)	$(8,474,457)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Centrally cleared swaptions, futures, bond forward contracts, forward foreign currency exchange contracts, centrally cleared swap contracts, and unfunded loan commitments are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

U.S. Government Agency Obligations	22.5%
Collateralized Loan Obligations	18.5
Commercial Mortgage-Backed Securities	9.1
Banks	8.4
Residential Mortgage-Backed Securities	5.5
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	4.8
U.S. Treasury Obligations	4.2
Sovereign Bonds	2.4
Electric	2.4
Pipelines	2.2
Home Equity Loans	1.7
Telecommunications	1.7
Oil & Gas	1.6
Healthcare-Services	1.3
Aerospace & Defense	0.9
Media	0.8
Diversified Financial Services	0.8

Auto Manufacturers	0.8%
Retail	0.8
Commercial Services	0.8
Automobiles	0.7
Pharmaceuticals	0.7
Other	0.6
Agriculture	0.6
Internet	0.6
Foods	0.6
Consumer Loans	0.6
Semiconductors	0.5
Insurance	0.4
Real Estate Investment Trusts (REITs)	0.4
Municipal Bonds	0.4
Chemicals	0.4
Airlines	0.3
Auto Parts & Equipment	0.3
Software	0.3

See Notes to Financial Statements.

PGIM Total Return Bond Fund  169

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Industry Classification (continued):

Mining	0.3%
Holding Companies-Diversified	0.3
Leisure Time	0.2
Affiliated Exchange-Traded Funds	0.2
Engineering & Construction	0.2
Healthcare-Products	0.2
Lodging	0.2
Machinery-Diversified	0.2
Transportation	0.2
Metal Fabricate/Hardware	0.2
Credit Cards	0.2
Beverages	0.2
Student Loans	0.2
Entertainment	0.1
Equipment	0.1
Multi-National	0.1
Packaging & Containers	0.1
Building Materials	0.1
Investment Companies	0.1
Gas	0.1
Iron/Steel	0.1
Oil, Gas & Consumable Fuels	0.1
Computers	0.1
Biotechnology	0.1
Trucking & Leasing	0.1
Home Builders	0.1

Wireless Telecommunication Services	0.1%
Real Estate	0.0	*
Electrical Components & Equipment	0.0	*
Electronics	0.0	*
Education	0.0	*
Housewares	0.0	*
Office/Business Equipment	0.0	*
Capital Markets	0.0	*
Cosmetics/Personal Care	0.0	*
Interactive Media & Services	0.0	*
Household Products/Wares	0.0	*
Forest Products & Paper	0.0	*
Oil & Gas Services	0.0	*
Apparel	0.0	*
Miscellaneous Manufacturing	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Options Purchased	0.0	*

	102.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps and swaptions	$12,456,439	*	Due from/to broker-variation margin swaps and swaptions	$2,811,056	*
Credit contracts	Premiums paid for OTC swap agreements	15,931,910		Premiums received for OTC swap agreements	11,604,109
Credit contracts	Unaffiliated investments	460,523		Options written outstanding, at value	2,511,227
Credit contracts	Unrealized appreciation on OTC swap agreements	88,897,760		Unrealized depreciation on OTC swap agreements	85,712,331
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	85,494,424		Unrealized depreciation on OTC forward foreign currency exchange contracts	28,321,250
Interest rate contracts	Due from/to broker-variation margin futures	138,396,671	*	Due from/to broker-variation margin futures	2,789,503	*
Interest rate contracts	Due from/to broker-variation margin swaps	87,394,314	*	Due from/to broker-variation margin swaps	24,596,828	*
Interest rate contracts	Unaffiliated investments	14,218		Options written outstanding, at value	46,686
Interest rate contracts	Unrealized appreciation on OTC bond forward contracts	5,156,250		—	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$20,866,090	Unrealized depreciation on OTC swap agreements	$21,859,015

		$455,068,599		$180,252,005

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(126,890,996)	$1,439,526,852	$—	$—	$(1,338,474,258)
Foreign exchange contracts	—	—	—	(242,093,583)	—
Interest rate contracts	2,941,128	1,690,465	(330,899,257)	—	10,229,957

Total	$(123,949,868)	$1,441,217,317	$(330,899,257)	$(242,093,583)	$(1,328,244,301)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(3,567,192)	$5,291,568	$—	$—	$—	$929,542
Foreign exchange contracts	—	—	—	—	27,452,314	—
Interest rate contracts	(1,818,732)	1,048,419	451,930,585	5,156,250	—	2,322,398

Total	$(5,385,924)	$6,339,987	$451,930,585	$5,156,250	$27,452,314	$3,251,940

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 13,492,224
Options Written (2)	10,617,702,833
Futures Contracts - Long Positions (2)	16,297,274,446
Futures Contracts - Short Positions (2)	1,134,256,818
Bond Forward Contracts - Purchased (2)	80,000,000
Forward Foreign Currency Exchange Contracts - Purchased (3)	2,448,485,170
Forward Foreign Currency Exchange Contracts - Sold (3)	8,414,339,843
Cross Currency Exchange Contracts (4)	8,899,033
Interest Rate Swap Agreements (2)	8,904,555,801
Credit Default Swap Agreements - Buy Protection (2)	7,269,172,432
Credit Default Swap Agreements - Sell Protection (2)	10,727,556,588
Total Return Swap Agreements (2)	582,974,700

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

See Notes to Financial Statements.

PGIM Total Return Bond Fund  171

PGIM Total Return Bond Fund

Schedule of Investments (continued)

as of October 31, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$366,287,071	$(366,287,071)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$ 14,783,471	$ (14,333,633)	$ 449,838	$ (449,838)	$ —
BNP	1,870,165	(1,095,858)	774,307	(774,307)	—
BNY	5,579,769	—	5,579,769	(3,221,273)	2,358,496
BOA	20,565,530	(19,186,718)	1,378,812	(1,325,634)	53,178
CITI	42,138,567	(37,282,151)	4,856,416	(4,856,416)	—
DB	36,890,726	(30,894,475)	5,996,251	—	5,996,251
GSI	29,447,427	(21,701,850)	7,745,577	—	7,745,577
HSBC	1,975,120	(2,726,730)	(751,610)	281,373	(470,237)
JPM	6,636,567	(6,878,087)	(241,520)	241,520	—
MSI	16,407,823	(11,072,818)	5,335,005	(5,335,005)	—
RBC	—	(145,792)	(145,792)	145,792	—
SCB	2,577,737	(2,282,017)	295,720	(295,720)	—
SSB	21,613,261	(1,143,773)	20,469,488	(14,802,000)	5,667,488
TD	652,162	(131,406)	520,756	—	520,756
UAG	15,671,700	(1,174,197)	14,497,503	(9,831,736)	4,665,767

	$216,810,025	$(150,049,505)	$66,760,520	$(40,223,244)	$26,537,276

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value, including securities on loan of $366,287,071:
Unaffiliated investments (cost $51,493,598,101)	$50,952,310,036
Affiliated investments (cost $2,641,069,283)	2,641,607,521
Cash	126,706
Foreign currency, at value (cost $32,346,465)	31,888,314
Receivable for investments sold	1,306,076,769
Dividends and interest receivable	336,816,192
Unrealized appreciation on OTC swap agreements	109,763,850
Unrealized appreciation on OTC forward foreign currency exchange contracts	85,494,424
Receivable for Fund shares sold	67,407,982
Premiums paid for OTC swap agreements	15,931,910
Unrealized appreciation on OTC bond forward contracts	5,156,250
Unrealized appreciation on unfunded loan commitments	803,166
Prepaid expenses	317,277

Total Assets	55,553,700,397

Liabilities
Payable for investments purchased	2,392,042,187
Payable to broker for collateral for securities on loan	374,243,275
Forward commitment contracts, at value (proceeds receivable $236,826,250)	236,207,627
Due to broker—variation margin swaps and swaptions	147,792,944
Unrealized depreciation on OTC swap agreements	107,571,346
Payable for Fund shares purchased	78,378,632
Unrealized depreciation on OTC forward foreign currency exchange contracts	28,321,250
Management fee payable	16,822,034
Dividends and Distributions payable	15,606,963
Due to broker—variation margin futures	14,805,642
Premiums received for OTC swap agreements	11,604,109
Accrued expenses and other liabilities	4,972,474
Options written outstanding, at value (premiums received $6,521,565)	2,557,913
Distribution fee payable	848,019
Directors’ fees payable	87,082
Affiliated transfer agent fee payable	78,026

Total Liabilities	3,431,939,523

Net Assets	$52,121,760,874

Net assets were comprised of:
Common stock, at par	$4,270,171
Paid-in capital in excess of par	59,859,171,452
Total distributable earnings (loss)	(7,741,680,749)

Net assets, October 31, 2025	$52,121,760,874

See Notes to Financial Statements.

PGIM Total Return Bond Fund 173

PGIM Total Return Bond Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A

Net asset value and redemption price per share, ($2,313,273,710 ÷ 189,010,327 shares of common stock issued and outstanding)	$12.24
Maximum sales charge (3.25% of offering price)	0.41

Maximum offering price to public	$12.65

Class C

Net asset value, offering price and redemption price per share, ($270,915,165 ÷ 22,157,886 shares of common stock issued and outstanding)	$12.23

Class R

Net asset value, offering price and redemption price per share, ($275,639,616 ÷ 22,477,024 shares of common stock issued and outstanding)	$12.26

Class Z

Net asset value, offering price and redemption price per share, ($25,974,357,541 ÷ 2,129,682,623 shares of common stock issued and outstanding)	$12.20

Class R2

Net asset value, offering price and redemption price per share, ($38,517,000 ÷ 3,155,007 shares of common stock issued and outstanding)	$12.21

Class R4

Net asset value, offering price and redemption price per share, ($53,834,595 ÷ 4,408,819 shares of common stock issued and outstanding)	$12.21

Class R6

Net asset value, offering price and redemption price per share, ($23,195,223,247 ÷ 1,899,278,985 shares of common stock issued and outstanding)	$12.21

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Income
Interest income	$2,475,812,520
Affiliated dividend income	60,073,774
Unaffiliated dividend income	4,759,389
Income from securities lending, net (including affiliated income of $662,275)	663,447

Total income	2,541,309,130

Expenses
Management fee	191,008,844
Distribution fee(a)	10,705,077
Shareholder servicing fees(a)	84,372
Transfer agent’s fees and expenses (including affiliated expense of $609,024)(a)	28,954,538
Custodian and accounting fees	2,454,984
Shareholders’ reports	1,652,896
Directors’ fees	641,376
Registration fees(a)	511,150
Professional fees	437,520
SEC registration fees	410,986
Audit fee	76,763
Miscellaneous	620,311

Total expenses	237,558,817
Less: Fee waiver and/or expense reimbursement(a)	(4,649,420)
Distribution fee waiver(a)	(700,342)

Net expenses	232,209,055

Net investment income (loss)	2,309,100,075

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(43,969))	(599,405,934)
Affiliated net capital gain distributions received	24,162
Futures transactions	(330,899,257)
Forward and cross currency contract transactions	(242,093,583)
Options written transactions	1,441,217,317
Swap agreement transactions	(1,328,244,301)
Foreign currency transactions	(115,141,665)

(1,174,543,261)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $423,896)	1,640,054,284
Futures	451,930,585
Bond forward contracts	5,156,250
Forward and cross currency contracts	27,452,314
Options written	6,339,987
Swap agreements	3,251,940
Foreign currencies	559,430
Unfunded loan commitments	152,742

2,134,897,532

Net gain (loss) on investment and foreign currency transactions	960,354,271

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,269,454,346

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	5,592,262	2,913,456	2,101,027	—	98,332	—	—
Shareholder servicing fees	—	—	—	—	39,333	45,039	—
Transfer agent’s fees and expenses	2,492,005	266,407	357,344	25,134,753	65,915	70,140	567,974
Registration fees	44,702	26,474	21,541	235,054	16,766	16,166	150,447
Fee waiver and/or expense reimbursement	(159,277)	(20,726)	(62,537)	(2,093,692)	(26,473)	(21,922)	(2,264,793)
Distribution fee waiver	—	—	(700,342)	—	—	—	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund 175

PGIM Total Return Bond Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2025	2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,309,100,075	$2,179,203,537
Net realized gain (loss) on investment and foreign currency transactions	(1,174,543,261)	(850,435,681)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,134,897,532	3,725,128,124

Net increase (decrease) in net assets resulting from operations	3,269,454,346	5,053,895,980

Dividends and Distributions
Distributions from distributable earnings
Class A	(84,512,384)	(90,829,938)
Class C	(9,162,942)	(12,076,209)
Class R	(9,966,386)	(13,107,550)
Class Z	(1,003,536,329)	(1,030,449,804)
Class R2	(1,440,176)	(1,655,462)
Class R4	(1,744,535)	(2,319,513)
Class R6	(888,649,574)	(981,611,617)

	(1,999,012,326)	(2,132,050,093)

Tax return of capital distributions
Class A	(13,262,401)	(1,437,763)
Class C	(1,437,927)	(191,156)
Class R	(1,564,009)	(207,482)
Class Z	(157,483,429)	(16,311,176)
Class R2	(226,005)	(26,205)
Class R4	(273,767)	(36,716)
Class R6	(139,454,426)	(15,538,108)

	(313,701,964)	(33,748,606)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	14,456,263,447	17,867,354,631
Net asset value of shares issued in reinvestment of dividends and distributions	2,148,704,124	2,025,940,839
Cost of shares purchased	(14,720,040,822)	(13,031,553,471)

Net increase (decrease) in net assets from Fund share transactions	1,884,926,749	6,861,741,999

Total increase (decrease)	2,841,666,805	9,749,839,280

Net Assets:

Beginning of year	49,280,094,069	39,530,254,789

End of year	$52,121,760,874	$49,280,094,069

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.01	$11.19	$11.59	$14.59	$14.76
Income (loss) from investment operations:
Net investment income (loss)	0.52	0.54	0.49	0.35	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.24	0.82	(0.23)	(2.91)	(0.13)
Total from investment operations	0.76	1.36	0.26	(2.56)	0.18
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.53)	(0.61)	(0.44)	(0.35)
Tax return of capital distributions	(0.08)	(0.01)	(0.05)	-	-
Total dividends and distributions	(0.53)	(0.54)	(0.66)	(0.44)	(0.35)
Net asset value, end of year	$12.24	$12.01	$11.19	$11.59	$14.59
Total Return(b):	6.45%	12.28%	2.10%	(17.86)%	1.24%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,313,274	$2,206,338	$1,824,759	$2,008,053	$2,758,270
Average net assets (000)	$2,236,905	$2,042,292	$2,035,470	$2,296,656	$3,625,405
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75%	0.76%	0.76%	0.75%	0.76%
Expenses before waivers and/or expense reimbursement	0.76%	0.77%	0.78%	0.76%	0.78%
Net investment income (loss)	4.36%	4.55%	4.15%	2.68%	2.11%
Portfolio turnover rate(d)(e)	91%	113%	310%	130%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 177

PGIM Total Return Bond Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.99	$11.17	$11.58	$14.57	$14.74
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.45	0.40	0.26	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.24	0.82	(0.23)	(2.91)	(0.13)
Total from investment operations	0.68	1.27	0.17	(2.65)	0.08
Less Dividends and Distributions:
Dividends from net investment income	(0.36)	(0.44)	(0.53)	(0.34)	(0.25)
Tax return of capital distributions	(0.08)	(0.01)	(0.05)	-	-
Total dividends and distributions	(0.44)	(0.45)	(0.58)	(0.34)	(0.25)
Net asset value, end of year	$12.23	$11.99	$11.17	$11.58	$14.57
Total Return(b):	5.76%	11.46%	1.27%	(18.42)%	0.52%

Ratios/Supplemental Data:
Net assets, end of year (000)	$270,915	$322,437	$310,104	$356,761	$624,724
Average net assets (000)	$291,346	$324,413	$338,939	$487,082	$705,707
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.49%	1.50%	1.49%	1.49%	1.47%
Expenses before waivers and/or expense reimbursement	1.50%	1.51%	1.50%	1.50%	1.47%
Net investment income (loss)	3.63%	3.81%	3.41%	1.93%	1.39%
Portfolio turnover rate(d)(e)	91%	113%	310%	130%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights (continued)

Class R Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.03	$11.21	$11.62	$14.62	$14.79
Income (loss) from investment operations:
Net investment income (loss)	0.49	0.51	0.46	0.32	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.24	0.82	(0.23)	(2.91)	(0.12)
Total from investment operations	0.73	1.33	0.23	(2.59)	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.50)	(0.59)	(0.41)	(0.32)
Tax return of capital distributions	(0.08)	(0.01)	(0.05)	-	-
Total dividends and distributions	(0.50)	(0.51)	(0.64)	(0.41)	(0.32)
Net asset value, end of year	$12.26	$12.03	$11.21	$11.62	$14.62
Total Return(b):	6.17%	11.98%	1.77%	(18.03)%	0.99%

Ratios/Supplemental Data:
Net assets, end of year (000)	$275,640	$298,219	$304,132	$338,271	$503,005
Average net assets (000)	$280,137	$311,709	$332,133	$423,633	$521,465
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.01%	1.01%	1.01%	1.01%	1.01%
Expenses before waivers and/or expense reimbursement	1.28%	1.28%	1.29%	1.30%	1.29%
Net investment income (loss)	4.11%	4.30%	3.89%	2.42%	1.85%
Portfolio turnover rate(d)(e)	91%	113%	310%	130%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 179

PGIM Total Return Bond Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.96	$11.15	$11.55	$14.54	$14.71
Income (loss) from investment operations:
Net investment income (loss)	0.55	0.57	0.52	0.39	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.24	0.81	(0.23)	(2.91)	(0.13)
Total from investment operations	0.79	1.38	0.29	(2.52)	0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.47)	(0.56)	(0.64)	(0.47)	(0.39)
Tax return of capital distributions	(0.08)	(0.01)	(0.05)	-	-
Total dividends and distributions	(0.55)	(0.57)	(0.69)	(0.47)	(0.39)
Net asset value, end of year	$12.20	$11.96	$11.15	$11.55	$14.54
Total Return(b):	6.82%	12.51%	2.28%	(17.57)%	1.51%

Ratios/Supplemental Data:
Net assets, end of year (000)	$25,974,358	$24,451,209	$18,260,271	$16,247,522	$27,785,966
Average net assets (000)	$25,051,254	$21,919,268	$17,843,531	$21,834,025	$32,125,666
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses before waivers and/or expense reimbursement	0.50%	0.50%	0.51%	0.52%	0.51%
Net investment income (loss)	4.63%	4.81%	4.43%	2.92%	2.37%
Portfolio turnover rate(d)(e)	91%	113%	310%	130%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.98	$11.16	$11.56	$14.55	$14.72
Income (loss) from investment operations:
Net investment income (loss)	0.51	0.53	0.47	0.34	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	0.81	(0.22)	(2.91)	(0.13)
Total from investment operations	0.74	1.34	0.25	(2.57)	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.51)	(0.60)	(0.42)	(0.33)
Tax return of capital distributions	(0.08)	(0.01)	(0.05)	-	-
Total dividends and distributions	(0.51)	(0.52)	(0.65)	(0.42)	(0.33)
Net asset value, end of year	$12.21	$11.98	$11.16	$11.56	$14.55
Total Return(b):	6.31%	12.15%	1.88%	(17.89)%	1.10%

Ratios/Supplemental Data:
Net assets, end of year (000)	$38,517	$42,583	$33,851	$38,733	$54,918
Average net assets (000)	$39,333	$38,417	$37,134	$47,445	$75,003
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89%	0.89%	0.89%	0.89%	0.89%
Expenses before waivers and/or expense reimbursement	0.96%	0.97%	0.95%	0.96%	0.93%
Net investment income (loss)	4.23%	4.41%	4.01%	2.54%	1.98%
Portfolio turnover rate(d)(e)	91%	113%	310%	130%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 181

PGIM Total Return Bond Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.98	$11.16	$11.57	$14.55	$14.73
Income (loss) from investment operations:
Net investment income (loss)	0.54	0.56	0.50	0.37	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	0.81	(0.23)	(2.90)	(0.14)
Total from investment operations	0.77	1.37	0.27	(2.53)	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.54)	(0.63)	(0.45)	(0.37)
Tax return of capital distributions	(0.08)	(0.01)	(0.05)	-	-
Total dividends and distributions	(0.54)	(0.55)	(0.68)	(0.45)	(0.37)
Net asset value, end of year	$12.21	$11.98	$11.16	$11.57	$14.55
Total Return(b):	6.57%	12.43%	2.13%	(17.68)%	1.29%

Ratios/Supplemental Data:
Net assets, end of year (000)	$53,835	$44,366	$49,884	$65,262	$103,030
Average net assets (000)	$45,039	$50,744	$60,376	$88,897	$114,912
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64%	0.64%	0.64%	0.64%	0.64%
Expenses before waivers and/or expense reimbursement	0.69%	0.68%	0.68%	0.68%	0.66%
Net investment income (loss)	4.47%	4.67%	4.26%	2.77%	2.23%
Portfolio turnover rate(d)(e)	91%	113%	310%	130%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.98	$11.16	$11.57	$14.56	$14.73
Income (loss) from investment operations:
Net investment income (loss)	0.57	0.59	0.53	0.40	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	0.81	(0.23)	(2.90)	(0.12)
Total from investment operations	0.80	1.40	0.30	(2.50)	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.49)	(0.57)	(0.66)	(0.49)	(0.41)
Tax return of capital distributions	(0.08)	(0.01)	(0.05)	-	-
Total dividends and distributions	(0.57)	(0.58)	(0.71)	(0.49)	(0.41)
Net asset value, end of year	$12.21	$11.98	$11.16	$11.57	$14.56
Total Return(b):	6.84%	12.71%	2.39%	(17.53)%	1.61%

Ratios/Supplemental Data:
Net assets, end of year (000)	$23,195,223	$21,914,943	$18,747,254	$18,996,401	$25,136,248
Average net assets (000)	$21,716,208	$20,421,250	$19,675,230	$22,463,818	$23,688,250
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses before waivers and/or expense reimbursement	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.73%	4.91%	4.52%	3.05%	2.47%
Portfolio turnover rate(d)(e)	91%	113%	310%	130%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 183

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the following series of the RIC: PGIM Short Duration Multi-Sector Bond Fund and PGIM Total Return Bond Fund (each, a “Fund” and collectively, the Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Short Duration Multi-Sector Bond Fund (“Short Duration Multi-Sector Bond”)	Total return.
PGIM Total Return Bond Fund (“Total Return Bond”)	Total return.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Funds’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Notes to Financial Statements (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Bond Forward Contracts: Certain Funds invested in bond forward contracts which are primarily used to hedge their exposure to interest rate fluctuations. These transactions involve a commitment by the Fund to purchase or sell a specific bond at a future date for a predetermined fixed price and with no upfront payments. Bond forward contracts are valued daily at the current underlying bond forward price and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on bond forward contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference of the agreed upon forward price and the actual price of the security at settlement. This gain (loss), if any, is included in net realized gain (loss) on bond forward transactions.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Notes to Financial Statements (continued)

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: Certain Funds entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Notes to Financial Statements (continued)

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgoes principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively, the subadviser). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Short Duration Multi-Sector Bond	0.32% of average daily net assets up to $5 billion; 0.31% of average daily net assets over $5 billion.	0.32%
Total Return Bond	0.44% of average daily net assets up to $1 billion; 0.42% of average daily net assets from $1 billion to $3 billion; 0.40% of average daily net assets from $3 billion to $5 billion; 0.39% of average daily net assets from $5 billion to $10 billion; 0.38% of average daily net assets from $10 billion to $50 billion; 0.37% of average daily net assets from $50 billion to $100 billion; and 0.36% of average daily net assets over $100 billion.	0.38

The Manager has contractually agreed, through February 28, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year

Notes to Financial Statements (continued)

during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Short Duration Multi-Sector Bond - Class A	0.85%
Short Duration Multi-Sector Bond - Class C	1.60
Short Duration Multi-Sector Bond - Class Z	0.39
Short Duration Multi-Sector Bond - Class R6	0.32
Total Return Bond - Class A	0.76
Total Return Bond - Class C	1.51
Total Return Bond - Class R	1.01
Total Return Bond - Class Z	0.49
Total Return Bond - Class R2	0.89
Total Return Bond - Class R4	0.64
Total Return Bond - Class R6	0.39

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2027 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Total Return Bond Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Short Duration Multi-Sector Bond - Class A	0.25%	0.25%	N/A%
Short Duration Multi-Sector Bond - Class C	1.00	1.00	N/A
Short Duration Multi-Sector Bond - Class Z	N/A	N/A	N/A
Short Duration Multi-Sector Bond - Class R6	N/A	N/A	N/A
Total Return Bond - Class A	0.25	0.25	N/A
Total Return Bond - Class C	1.00	1.00	N/A
Total Return Bond - Class R	0.75	0.50	N/A
Total Return Bond - Class Z	N/A	N/A	N/A
Total Return Bond - Class R2	0.25	0.25	0.10
Total Return Bond - Class R4	N/A	N/A	0.10
Total Return Bond - Class R6	N/A	N/A	N/A

For the year ended October 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Short Duration Multi-Sector Bond - Class A	$626,190	$164,657
Short Duration Multi-Sector Bond - Class C	—	9,353
Total Return Bond - Class A	1,280,499	86,906
Total Return Bond - Class C	—	31,705

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Short Duration Multi-Sector Bond	$6,744,284,017	$5,294,096,173
Total Return Bond	44,244,677,045	43,160,931,329

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2025, is presented as follows:

Short Duration Multi-Sector Bond:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF

$ 15,230,160	$131,363,629	$—	$443,133	$—	$147,036,922	2,856,750	$3,398,244	$23,884

PGIM Active High Yield Bond ETF

—	23,093,134	—	82,611	—	23,175,745	651,370	143,939	—

PGIM Corporate Bond 0-5 Year ETF

—	71,801,893	—	168,587	—	71,970,480	1,425,000	14,446	—

PGIM Corporate Bond 5-10 Year ETF

—	8,926,472	—	(8,489)	—	8,917,983	175,000	5,125	—

$ 15,230,160	$235,185,128	$—	$685,842	$—	$251,101,130		$3,561,754	$23,884

Notes to Financial Statements (continued)

Short Duration Multi-Sector Bond (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wa)

$73,740,659	$2,207,897,531	$2,096,669,938	$ —	$ —	$184,968,252	184,968,252	$4,179,401		$ —

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wa)

42,499,583	596,946,163	595,228,461	4,980	(16,234)	44,206,031	44,232,571	128,593	(1)	—

$116,240,242	$2,804,843,694	$2,691,898,399	$ 4,980	$(16,234)	$229,174,283		$4,307,994		$ —

$131,470,402	$3,040,028,822	$2,691,898,399	$690,822	$(16,234)	$480,275,413		$7,869,748		$23,884

Total Return Bond:
Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF

$ 25,526,517	$ 68,236,000	$ —	$310,231	$ —	$ 94,072,748	1,827,720	$ 3,801,434		$24,162

PGIM Active High Yield Bond ETF

—	14,788,608	—	48,252	—	14,836,860	417,000	208,996		—

PGIM Corporate Bond 0-5 Year ETF

—	3,779,028	—	8,892	—	3,787,920	75,000	—		—

PGIM Corporate Bond 5-10 Year ETF

—	3,823,898	—	(1,905)	—	3,821,993	75,000	10,251		—

$ 25,526,517	$ 90,627,534	$ —	$365,470	$ —	$ 116,519,521		$ 4,020,681		$24,162

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wa)

524,073,951	12,738,083,715	11,112,928,849	—	—	2,149,228,817	2,149,228,817	56,053,093		—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wa)

257,037,030	2,330,800,468	2,211,992,772	58,426	(43,969)	375,859,183	376,084,834	662,275	(1)	—

$781,110,981	$15,068,884,183	$13,324,921,621	$ 58,426	$(43,969)	$2,525,088,000		$56,715,368		$ —

$806,637,498	$15,159,511,717	$13,324,921,621	$423,896	$(43,969)	$2,641,607,521		$60,736,049		$24,162

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended October 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Short Duration Multi-Sector Bond	$320,269,929	$—	$9,349,175	$329,619,104
Total Return Bond	1,999,012,326	—	313,701,964	2,312,714,290

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Short Duration Multi-Sector Bond	$177,989,236	$—	$—	$177,989,236
Total Return Bond	2,132,050,093	—	33,748,606	2,165,798,699

As of October 31, 2025, there were no accumulated undistributed earnings on a tax basis.

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Duration Multi-Sector Bond	$7,146,751,210	$137,961,215	$(107,275,874)	$30,685,341
Total Return Bond	54,254,267,542	1,328,165,715	(1,949,578,308)	(621,412,593)

The difference between GAAP and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums, deferred losses on wash sales, mark-to-market of futures contracts, swaps and other GAAP to tax differences.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Short Duration Multi-Sector Bond	$199,823,000	$—
Total Return Bond	7,034,366,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

The Short Duration Multi-Sector Bond Fund offers Class A, Class C, Class Z and Class R6 shares. The Total Return Bond Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25% for Short Duration Multi-Sector Bond Fund and 3.25% for Total Return Bond Fund. For Short Duration Multi-Sector Bond Fund, investors who purchase $250,000 or more of Class A shares and sell those shares within 18 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. For Total Return Bond Fund, investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 50,500,000,000 shares of common stock, $0.001 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares

Short Duration Multi-Sector Bond - Class A	250,000,000

Short Duration Multi-Sector Bond - Class C	50,000,000

Short Duration Multi-Sector Bond - Class Z	1,500,000,000

Short Duration Multi-Sector Bond - Class T	25,000,000

Short Duration Multi-Sector Bond - Class R6	1,500,000,000

Notes to Financial Statements (continued)

Fund	Number of Shares

Total Return Bond - Class A	2,200,000,000

Total Return Bond - Class B	5,000,000

Total Return Bond - Class C	500,000,000

Total Return Bond - Class R	500,000,000

Total Return Bond - Class Z	23,000,000,000

Total Return Bond - Class T	470,000,000

Total Return Bond - Class R2	400,000,000

Total Return Bond - Class R4	400,000,000

Total Return Bond - Class R6	19,700,000,000

The Funds currently do not have any Class B or Class T shares outstanding, as applicable.

As of October 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Total Return Bond–Class Z	405,061	0.1%
Total Return Bond–Class R6	7,913,308	0.4

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Short Duration Multi-Sector Bond	—	—%
Total Return Bond	—	—
Unaffiliated:
Short Duration Multi-Sector Bond	6	83.3
Total Return Bond	7	65.5

Transactions in shares of common stock were as follows:

Short Duration Multi-Sector Bond:

Share Class	Shares	Amount

Class A
Year ended October 31, 2025:
Shares sold	43,680,819	$388,330,622
Shares issued in reinvestment of dividends and distributions	3,605,513	32,049,434
Shares purchased	(23,835,242)	(211,886,077)
Net increase (decrease) in shares outstanding before conversion	23,451,090	208,493,979
Shares issued upon conversion from other share class(es)	1,420,781	12,628,978
Shares purchased upon conversion into other share class(es)	(1,563,761)	(13,906,416)
Net increase (decrease) in shares outstanding	23,308,110	$207,216,541

Year ended October 31, 2024:
Shares sold	50,906,049	$448,656,371
Shares issued in reinvestment of dividends and distributions	1,809,933	15,946,773
Shares purchased	(22,058,434)	(194,098,457)
Net increase (decrease) in shares outstanding before conversion	30,657,548	270,504,687
Shares issued upon conversion from other share class(es)	924,049	8,139,491
Shares purchased upon conversion into other share class(es)	(1,467,241)	(12,891,792)
Net increase (decrease) in shares outstanding	30,114,356	$265,752,386

Short Duration Multi-Sector Bond (cont’d.):

Share Class	Shares	Amount

Class C

Year ended October 31, 2025:

Shares sold	2,229,858	$19,834,008

Shares issued in reinvestment of dividends and distributions	227,159	2,019,702

Shares purchased	(1,026,213)	(9,125,364)

Net increase (decrease) in shares outstanding before conversion	1,430,804	12,728,346

Shares purchased upon conversion into other share class(es)	(395,539)	(3,517,423)

Net increase (decrease) in shares outstanding	1,035,265	$9,210,923

Year ended October 31, 2024:

Shares sold	2,815,046	$24,831,837

Shares issued in reinvestment of dividends and distributions	123,394	1,087,222

Shares purchased	(713,096)	(6,270,619)

Net increase (decrease) in shares outstanding before conversion	2,225,344	19,648,440

Shares purchased upon conversion into other share class(es)	(256,422)	(2,263,293)

Net increase (decrease) in shares outstanding	1,968,922	$17,385,147

Class Z

Year ended October 31, 2025:

Shares sold	233,467,124	$2,082,069,640

Shares issued in reinvestment of dividends and distributions	18,398,098	164,165,930

Shares purchased	(134,552,459)	(1,200,209,762)

Net increase (decrease) in shares outstanding before conversion	117,312,763	1,046,025,808

Shares issued upon conversion from other share class(es)	2,904,167	25,944,248

Shares purchased upon conversion into other share class(es)	(5,195,271)	(46,200,134)

Net increase (decrease) in shares outstanding	115,021,659	$1,025,769,922

Year ended October 31, 2024:

Shares sold	230,047,273	$2,033,805,905

Shares issued in reinvestment of dividends and distributions	9,513,854	84,125,198

Shares purchased	(92,589,589)	(817,926,387)

Net increase (decrease) in shares outstanding before conversion	146,971,538	1,300,004,716

Shares issued upon conversion from other share class(es)	1,164,315	10,266,999

Shares purchased upon conversion into other share class(es)	(7,540,881)	(67,686,768)

Net increase (decrease) in shares outstanding	140,594,972	$1,242,584,947

Class R6

Year ended October 31, 2025:

Shares sold	126,385,369	$1,123,572,971

Shares issued in reinvestment of dividends and distributions	13,334,167	118,586,399

Shares purchased	(64,895,823)	(577,226,606)

Net increase (decrease) in shares outstanding before conversion	74,823,713	664,932,764

Shares issued upon conversion from other share class(es)	4,668,127	41,353,523

Shares purchased upon conversion into other share class(es)	(1,830,254)	(16,302,776)

Net increase (decrease) in shares outstanding	77,661,586	$689,983,511

Year ended October 31, 2024:

Shares sold	101,763,775	$895,947,582

Shares issued in reinvestment of dividends and distributions	8,037,435	70,813,075

Shares purchased	(54,900,670)	(482,968,376)

Net increase (decrease) in shares outstanding before conversion	54,900,540	483,792,281

Shares issued upon conversion from other share class(es)	7,372,137	65,974,112

Shares purchased upon conversion into other share class(es)	(174,669)	(1,538,749)

Net increase (decrease) in shares outstanding	62,098,008	$548,227,644

Notes to Financial Statements (continued)

Total Return Bond:

Share Class	Shares	Amount

Class A

Year ended October 31, 2025:

Shares sold	49,088,292	$589,351,743

Shares issued in reinvestment of dividends and distributions	7,596,930	91,520,865

Shares purchased	(53,837,426)	(646,132,226)

Net increase (decrease) in shares outstanding before conversion	2,847,796	34,740,382

Shares issued upon conversion from other share class(es)	8,283,875	99,416,106

Shares purchased upon conversion into other share class(es)	(5,888,663)	(70,737,740)

Net increase (decrease) in shares outstanding	5,243,008	$63,418,748

Year ended October 31, 2024:

Shares sold	61,393,773	$736,030,152

Shares issued in reinvestment of dividends and distributions	7,188,659	85,990,872

Shares purchased	(51,092,118)	(609,287,510)

Net increase (decrease) in shares outstanding before conversion	17,490,314	212,733,514

Shares issued upon conversion from other share class(es)	8,361,281	99,893,870

Shares purchased upon conversion into other share class(es)	(5,224,597)	(62,372,786)

Net increase (decrease) in shares outstanding	20,626,998	$250,254,598

Class C

Year ended October 31, 2025:

Shares sold	2,878,869	$34,560,146

Shares issued in reinvestment of dividends and distributions	833,897	10,033,559

Shares purchased	(5,114,326)	(61,296,554)

Net increase (decrease) in shares outstanding before conversion	(1,401,560)	(16,702,849)

Shares purchased upon conversion into other share class(es)	(3,323,878)	(39,816,754)

Net increase (decrease) in shares outstanding	(4,725,438)	$(56,519,603)

Year ended October 31, 2024:

Shares sold	7,542,910	$90,177,749

Shares issued in reinvestment of dividends and distributions	965,177	11,527,869

Shares purchased	(5,687,778)	(67,717,677)

Net increase (decrease) in shares outstanding before conversion	2,820,309	33,987,941

Shares purchased upon conversion into other share class(es)	(3,689,749)	(44,068,208)

Net increase (decrease) in shares outstanding	(869,440)	$(10,080,267)

Class R

Year ended October 31, 2025:

Shares sold	2,534,677	$30,501,603

Shares issued in reinvestment of dividends and distributions	954,668	11,524,846

Shares purchased	(5,801,219)	(69,820,821)

Net increase (decrease) in shares outstanding before conversion	(2,311,874)	(27,794,372)

Shares purchased upon conversion into other share class(es)	(712)	(8,497)

Net increase (decrease) in shares outstanding	(2,312,586)	$(27,802,869)

Year ended October 31, 2024:

Shares sold	3,064,058	$36,782,128

Shares issued in reinvestment of dividends and distributions	1,110,377	13,301,619

Shares purchased	(6,514,000)	(78,003,339)

Net increase (decrease) in shares outstanding before conversion	(2,339,565)	(27,919,592)

Shares purchased upon conversion into other share class(es)	(7,162)	(85,842)

Net increase (decrease) in shares outstanding	(2,346,727)	$(28,005,434)

Total Return Bond (cont’d.):

Share Class	Shares	Amount

Class Z
Year ended October 31, 2025:
Shares sold	653,338,196	$7,826,417,164
Shares issued in reinvestment of dividends and distributions	89,428,450	1,073,647,655
Shares purchased	(664,381,652)	(7,941,253,655)
Net increase (decrease) in shares outstanding before conversion	78,384,994	958,811,164
Shares issued upon conversion from other share class(es)	19,190,590	230,069,323
Shares purchased upon conversion into other share class(es)	(11,555,618)	(138,848,399)
Net increase (decrease) in shares outstanding	86,019,966	$1,050,032,088

Year ended October 31, 2024:
Shares sold	856,670,876	$10,218,646,742
Shares issued in reinvestment of dividends and distributions	81,699,371	974,088,708
Shares purchased	(519,167,690)	(6,172,377,851)
Net increase (decrease) in shares outstanding before conversion	419,202,557	5,020,357,599
Shares issued upon conversion from other share class(es)	5,802,554	69,041,015
Shares purchased upon conversion into other share class(es)	(19,572,980)	(238,593,971)
Net increase (decrease) in shares outstanding	405,432,131	$4,850,804,643

Class R2
Year ended October 31, 2025:
Shares sold	813,409	$9,751,141
Shares issued in reinvestment of dividends and distributions	138,371	1,662,373
Shares purchased	(1,352,441)	(16,145,414)
Net increase (decrease) in shares outstanding	(400,661)	$(4,731,900)

Year ended October 31, 2024:
Shares sold	1,508,122	$17,852,002
Shares issued in reinvestment of dividends and distributions	140,499	1,677,456
Shares purchased	(1,126,920)	(13,422,286)
Net increase (decrease) in shares outstanding	521,701	$6,107,172

Class R4
Year ended October 31, 2025:
Shares sold	1,824,026	$21,954,976
Shares issued in reinvestment of dividends and distributions	103,715	1,247,141
Shares purchased	(1,221,722)	(14,660,788)
Net increase (decrease) in shares outstanding before conversion	706,019	8,541,329
Shares purchased upon conversion into other share class(es)	(861)	(10,312)
Net increase (decrease) in shares outstanding	705,158	$8,531,017

Year ended October 31, 2024:
Shares sold	1,919,944	$22,873,681
Shares issued in reinvestment of dividends and distributions	109,953	1,311,743
Shares purchased	(2,796,245)	(33,230,723)
Net increase (decrease) in shares outstanding	(766,348)	$(9,045,299)

Class R6
Year ended October 31, 2025:
Shares sold	495,401,957	$5,943,726,674
Shares issued in reinvestment of dividends and distributions	79,759,696	959,067,685
Shares purchased	(498,385,645)	(5,970,731,364)
Net increase (decrease) in shares outstanding before conversion	76,776,008	932,062,995
Shares issued upon conversion from other share class(es)	7,658,745	92,336,049
Shares purchased upon conversion into other share class(es)	(14,349,595)	(172,399,776)
Net increase (decrease) in shares outstanding	70,085,158	$851,999,268

Notes to Financial Statements (continued)

Total Return Bond (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	565,834,136	$6,744,992,177
Shares issued in reinvestment of dividends and distributions	78,595,022	938,042,572
Shares purchased	(509,158,881)	(6,057,514,085)
Net increase (decrease) in shares outstanding before conversion	135,270,277	1,625,520,664
Shares issued upon conversion from other share class(es)	15,666,658	192,385,520
Shares purchased upon conversion into other share class(es)	(1,359,723)	(16,199,598)
Net increase (decrease) in shares outstanding	149,577,212	$1,801,706,586

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the year ended October 31, 2025.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Short Duration Multi-Sector Bond	Total Return Bond

Collateralized Loan Obligations	X	X
Covenant-Lite	X	X
Credit	X	X
Currency	X	X
Debt Obligations	X	X
Derivatives	X	X
Economic and Market Events	X	X
Emerging Markets	X	X
Floating Rate and Other Loans	X	X
Foreign Securities	X	X
Increase in Expenses	X	X
Interest Rate	X	X

Risks	Short Duration Multi-Sector Bond	Total Return Bond

Junk Bonds	X	X
Large Shareholder and Large Scale Redemption	X	X
Liquidity	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Mortgage-Backed and Asset-Backed Securities	X	X
Portfolio Turnover	X	X
Structured Products	X	X
U.S. Government and Agency Securities	X	X

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Funds will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Funds and therefore may magnify or otherwise increase investment losses to the Funds. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Notes to Financial Statements (continued)

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets.

Notes to Financial Statements (continued)

Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U. S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U. S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the

U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of October 31, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Investment Portfolios, Inc. 17 and Shareholders of PGIM Short Duration Multi-Sector Bond Fund and PGIM Total Return Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Short Duration Multi-Sector Bond Fund and PGIM Total Return Bond Fund (constituting Prudential Investment Portfolios, Inc. 17, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agents, issuers of privately held securities, agent banks and brokers; when replies were not received from issuers of privately held securities, agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 19, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Short Duration Multi-Sector Bond Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Short Duration Multi-Sector Bond Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and

[1]	PGIM Short Duration Multi-Sector Bond Fund is a series of Prudential Investment Portfolios, Inc. 17.

PGIM Short Duration Multi-Sector Bond Fund

Approval of Advisory Agreements (continued)

other services to the Fund, such as PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, and PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as

Visit our website at pgim.com/investments

benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.39% for Class Z shares and 0.32% for Class R6 shares through February 28, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short Duration Multi-Sector Bond Fund

Approval of Advisory Agreements

PGIM Total Return Bond Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Total Return Bond Fund2 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and, where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and

[2]	PGIM Total Return Bond Fund is a series of Prudential Investment Portfolios, Inc. 17.

Visit our website at pgim.com/investments

other services to the Fund, such as PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, and PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as

PGIM Total Return Bond Fund

Approval of Advisory Agreements (continued)

benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, such that total annual operating expenses (exclusive of certain fees and expenses) are capped at 0.76% for Class A shares, 1.51% for Class C shares, 1.01% for Class R shares, 0.49% for Class Z shares, 0.89% for Class R2 shares, 0.64% for Class R4 shares, and 0.39% for Class R6 shares through February 28, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Item 12	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16	–	Controls and Procedures

(a)   It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)   There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17	–	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18	–	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19	–	Exhibits

	(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
	(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
	(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
	(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
	(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 19, 2025